Registration No. 333-51971

Registration No. 811-08017

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☐
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 22	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☐
Amendment No. 73	☒

(Check appropriate box or boxes)

ANNUITY INVESTORS VARIABLE ACCOUNT B

(Exact Name of Registrant)

ANNUITY INVESTORS LIFE INSURANCE COMPANY ®

(Name of Depositor)

P.O. Box 5423, Cincinnati, Ohio 45201-5423

(Address of Depositor’s Principal Executive Offices)

Depositor’s Telephone Number (800) 789-6771

Copy to:

MARK F. MUETHING, ESQ.	JOHN P. GRUBER, ESQ.
Executive Vice President and Secretary	Annuity Investors Life Insurance Company
Annuity Investors Life Insurance Company	P.O. Box 5423
P.O. Box 5423	Cincinnati, Ohio 45201-5423
Cincinnati, Ohio 45201-5423
(Name and Address of Agent for Service)	KEVIN L. COONEY, ESQ.
Frost Brown Todd LLC
2200 PNC Center, 301 E. 4th Street
Cincinnati, Ohio 45202-4201

Approximate Date of Proposed Public Offering: Continuous Offering

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b) of rule 485
☒	on May 1, 2013 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Offered:	Units of Interest in Annuity Investors Variable Account B under The Commodore Advantage® Individual and Group Flexible Premium Deferred Annuities

ANNUITY INVESTORS VARIABLE ACCOUNT B

The Commodore Advantage®

File No. 333-51971

Cross-Reference Sheet

Form N-4 Part A Item No.	Heading in Prospectus

1. Cover Page	Cover Page

2. Definitions	Definitions

3. Synopsis	Expense Tables; Overview

4. Condensed Financial Information

(a) Accumulation unit values	Condensed Financial Information, Appendix A

(b) Financial Statements	Financial Statements

5. General Description of Registrant, Depositor and Portfolio Companies

(a) Depositor	Annuity Investors Life Insurance Company ®

(b) Registrant	The Separate Account

(c) Portfolio Companies	The Portfolios

(d) Prospectus	The Portfolios

(e) Voting	Voting of Portfolio Shares

(f) Administrator	Not Applicable

6. Deductions and Expenses

(a) Deductions	Charges and Deductions

(b) Sales load	Not Applicable

(c) Special purchase plans	Not Applicable

(d) Commissions	Distribution of Variable Annuity Contracts

(e) Portfolio company expenses	Expense Tables; Expenses of the Portfolios

(f) Operating expenses	Expense Tables

7. General Description of Variable Annuity Contracts

(a) Persons with rights	Persons with Rights Under a Contract; Voting of Portfolio Shares

(b) (i) Allocations of Premium Payments	Purchase Payments and Allocations to Investment Options

(ii) Transfers	Transfers

(iii) Exchanges	Persons with Rights under a Contract

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Form N-4 Part A Item No.	Heading in Prospectus

(c) Changes in contracts or operations	Additions, Deletions or Substitutions of Subaccounts

(d) Inquiries	How Do I Contact the Company?

(e) Frequent transfer risks	Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

8. Annuity Period	Annuity Benefit

9. Death Benefit	Death Benefit

10. Purchases and Contract Values

(a) Purchases	Purchase Payments and Allocation to Investment Options—Allocations

(b) Valuation	Definitions; Charges and Deductions

(c) Daily calculation	Definitions; Purchase Payments

(d) Underwriter	Distribution of Variable Annuity Contracts

11. Redemptions

(a) By owner By annuitant	Withdrawals and Surrenders Not Applicable

(b) Texas Optional Retirement Program	Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?

(c) Check delay	Withdrawals and Surrenders

(d) Involuntary redemption	Termination

(e) Free look	Right to Cancel

12. Taxes	Federal Tax Matters

13. Legal Proceedings	Annuity Investors Life Insurance Company

14. Table of Contents for Statement of Additional Information	Statement of Additional Information

Form N-4 Part B Item No.	Heading in Prospectus or SAI (as indicated)

15. Cover Page	(SAI) Cover Page

16. Table of Contents	(SAI) Table of Contents

17. General Information and History	(SAI) Annuity Investors Life Insurance Company: General Information and History

18. Services

(a) Fees and expenses of registrant	(Prospectus) Expense Tables

(b) Management contracts	Not Applicable

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(c) Custodian Independent auditors	Not Applicable (SAI) Services: Experts

(d) Assets of registrant	Not Applicable

(e) Affiliated persons	Not Applicable

(f) Principal underwriter	Not Applicable

19. Purchase of Securities Being Offered

(a) Purchases	(Prospectus) Distribution of Variable Annuity Contracts (SAI) Distribution of the Contracts

(b) Sales load	Not Applicable

(c) Frequent transfer arrangements	(Prospectus) Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers; Appendix B

20. Underwriters	(Prospectus) Distribution of Variable Annuity Contracts

21. Calculation of Performance Data

(a) Money market funded subaccounts	(SAI) Performance Information : Standardized Yield for the Money Market Accounts

(b) Other Subaccounts	(SAI) Performance Information

22. Annuity Payments	(Prospectus) Annuity Benefit; Payment of Benefits; Settlement Options: Forms of Payments under Settlement Options (SAI) Benefit Unit Transfer Formulas; Glossary of Financial Terms

23. Financial Statements	(SAI) Financial Statements

Part C

Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of the Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

THE COMMODORE ADVANTAGE®

PROSPECTUS FOR INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

PROSPECTUS DATED MAY 1, 2013

This prospectus describes individual and group flexible premium deferred annuity contracts. The individual contracts and interests in the group contracts are referred to in this prospectus as the “Contracts.” Annuity Investors Life Insurance Company® (the “Company”) is the issuer of the Contracts.

The Contracts are available for tax-qualified and non-tax-qualified annuity purchases. All Contracts are designed to be eligible for tax-deferred treatment during the Accumulation Period. The tax treatment of annuities is discussed in the Federal Tax Matters section of this prospectus.

The Contracts offer both variable and fixed investment options. The variable investment options under the Contracts are Subaccounts of Annuity Investors® Variable Account B (the “Separate Account”). The Contracts currently offer the Subaccounts listed below. Each Subaccount is invested in shares of a registered investment company or a portfolio thereof (each, a “Portfolio”). The Portfolios are listed below.

American Century Variable Portfolios, Inc.	AIM Invesco Variable Insurance Funds
-Large Company Value Fund-Class I	(Invesco Variable Insurance Funds)
-Mid Cap Value Fund-Class I	-Invesco V.I. American Value Fund-Series I Shares
-Ultra® Fund-Class I	-Invesco V.I. Comstock Fund-Series I Shares
-Vista SM Fund-Class I	-Invesco V.I. Core Equity Fund-Series I Shares
-Invesco V.I. Diversified Dividend Fund-Series I Share
Davis Variable Account Fund, Inc.	-Invesco V.I. Global Health Care Fund-Series I Shares
-Value Portfolio	-Invesco V.I. High Yield Fund-Series I Shares
-Invesco V.I. Mid Cap Growth Fund-Series I Shares
Dreyfus Investment Portfolios	-Invesco V.I. Small Cap Equity Fund-Series I Shares
-MidCap Stock Portfolio-Service Shares
-Technology Growth Portfolio-Initial Shares	Janus Aspen Series
-Balanced Portfolio-Institutional Shares
The Dreyfus Socially Responsible Growth Fund, Inc. -Initial Shares	-Enterprise Portfolio-Institutional Shares
-Forty Portfolio-Institutional Shares
Dreyfus Stock Index Fund, Inc.-Initial Shares	-Janus Portfolio-Institutional Shares
-Overseas Portfolio-Institutional Shares
Dreyfus Variable Investment Fund
-Appreciation Portfolio-Initial Shares	Morgan Stanley-The Universal Institutional Funds, Inc.
-Growth and Income Portfolio-Initial Shares	-Core Plus Fixed Income Portfolio-Class I
-Money Market Portfolio	-Mid Cap Growth Portfolio-Class I
-Opportunistic Small Cap Portfolio-Initial Shares	-U.S. Real Estate Portfolio-Class I
DWS Investments VIT Funds	Oppenheimer Variable Account Funds
-DWS Small Cap Index VIP-Class A	-Capital Appreciation Fund/VA-Non-Service Shares
-Capital Income Fund/VA-Non-Service Shares
Franklin Templeton Variable Insurance Products Trust	-Main Street Fund® /VA-Non-Service Shares
-Templeton Foreign Securities Fund-Class 2
PIMCO Variable Insurance Trust
ALPS Variable Investors Trust (Ibbotson)	-Real Return Portfolio-Administrative Class
-Ibbotson Balanced ETF Asset Allocation Portfolio-Class II	-Total Return Portfolio-Administrative Class
-Ibbotson Conservative ETF Asset Allocation Portfolio-Class II
-Ibbotson Growth ETF Asset Allocation Portfolio-Class II	Wilshire Variable Insurance Trust
-Ibbotson Income/Growth ETF Asset Allocation Portfolio-Class II	-2015 ETF Fund
-2025 ETF Fund
-2035 ETF Fund

Effective April 29, 2013, Invesco Van Kampen V.I. American Value Fund changed its name to Invesco V.I. American Value Fund.

Effective April 29, 2013, Invesco Van Kampen V.I. Comstock Fund changed its name to Invesco V.I. Comstock Fund.

Effective April 29, 2013, Invesco Van Kampen V.I. Mid Cap Growth Fund changed its name to Invesco V.I. Mid Cap Growth Fund.

Effective April 30, 2013, Financial Investors Variable Insurance trust (FIVIT) changed its name to ALPS Variable Investors Trust (AVIT).

Effective April 30, 2013, Oppenheimer Balanced Fund/VA changed its name to Oppenheimer Capital Income Fund/VA.

Closed Subaccounts

The following investment options are available only to Contract owners who held Accumulation Units in the applicable Subaccount on the cutoff date listed below. If you have funds allocated to one of these closed Subaccounts, please see the supplemental prospectus that accompanies this prospectus.

Cutoff Date
Calamos® Advisors Trust: Growth and Income Portfolio	April 30, 2012
Janus Aspen Series: Global Research Portfolio-Institutional Shares	November 30, 2004
The Timothy Plan Variable Series: Conservative Growth Variable Series	November 30, 2004
The Timothy Plan Variable Series: Strategic Growth Variable Series	November 30, 2004

Effective May 1, 2013, Janus Aspen Worldwide Portfolio changed its name to Janus Aspen Global Research Portfolio.

Fixed Investment Options

The fixed investment options are provided through the Company’s Fixed Account. The Contracts currently offer the following fixed investment options:

• Fixed Accumulation Account	• Five-Year Guarantee Interest Rate Option

• One-Year Guarantee Interest Rate Option	• Seven-Year Guarantee Interest Rate Option

• Three-Year Guarantee Interest Rate Option

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the One-Year Guarantee Period Option.

Purchase Payment Bonus

The Contracts offer a 4% Purchase Payment bonus. The Contract’s fees and charges may be higher than those of a contract without a purchase payment bonus and the amount of the purchase payment bonus under the Contact may be more than offset by the Contract’s higher fees and charges. In addition, the contingent deferred sales charges under the Contract may be assessed for a longer period than those under a contract without a purchase payment bonus. More information about the Purchase Payment bonus is included in the Purchase Payment Bonus section of this prospectus.

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This prospectus includes information you should know before investing in the Contracts. This prospectus is not complete without the applicable Portfolio prospectuses. Please keep this prospectus and the Portfolio prospectuses for future reference.

A Statement of Additional Information (“SAI”), dated May 1, 2013, contains more information about the Separate Account and the Contracts. The Company filed the SAI with the Securities and Exchange Commission. It is part of this prospectus. For a free copy, complete and return the form on the last page of this prospectus, or call the Company at 1-800-789-6771. You may also access the SAI (as well as all other information regarding the Contracts, the Separate Account or the Company) at the Securities and Exchange Commission’s Web site: http://www.sec.gov. The registration number for the Contract is 333-51971. The table of contents for the SAI is printed on the last page of this prospectus.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

•	These securities may be sold by a bank or credit union, but are not financial institution products.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts are obligations of the Company and not of the bank or credit union.

•	The bank or credit union does not guarantee the Company’s obligations under the Contracts.

•	The Contracts involve investment risk and may lose value.

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Right to Cancel

You may cancel a Contract within 20 days after you receive it. The right to cancel may be longer in some states. In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to interests in the group Contracts. The right to cancel is described more fully in the Right to Cancel section of this prospectus.

DEFINITIONS

The capitalized terms defined in this section will have the meanings given to them when used in this prospectus. Other terms which may have a specific meaning under the Contracts, but which are not defined on this page, will be explained in the section of this prospectus where they are primarily used.

Account Value. The value of a Contract during the Accumulation Period. It is equal to the sum of the value of the Owner’s interest in the Subaccounts and the Owner’s interest in the Fixed Account options.

Accumulation Period. The period during which Purchase Payments and accumulated earnings are invested according to the investment options elected. The Accumulation Period ends when a Contract is annuitized or surrendered in full, or on the Death Benefit Valuation Date.

Accumulation Unit. A share of a Subaccount that an Owner purchases during the Accumulation Period.

Accumulation Unit Value. The value of an Accumulation Unit at the end of a Valuation Period.

The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Annuity Commencement Date. The first day of the first payment interval for which an annuity benefit payment is to be made. For tax-qualified forms, the Annuity Commencement Date generally must be no later than the Contract anniversary following the Owner’s 70th birthday. For non-tax-qualified forms, the Annuity Commencement Date is generally the Owner’s 85th birthday, or five years after the Contract’s effective date, if later.

Benefit Payment Period. The period during which either annuity benefit or death benefit payments are paid under a settlement option. The Benefit Payment Period begins on the first day of the first payment interval in which a benefit payment will be paid.

Benefit Unit. A share of a Subaccount that is used to determine the amount of each variable dollar benefit payment during the Benefit Payment Period.

Benefit Unit Value. The value of a Benefit Unit at the end of a Valuation Period.

The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. Thereafter, the Benefit Unit Value for a Subaccount at the end of a Valuation Period is determined by multiplying the previous Benefit Unit Value by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplying the number again by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate, which is already incorporated in the calculation of variable dollar benefit payments.

CDSC. Contingent deferred sales charge.

Company. Annuity Investors Life Insurance Company. The words “we” “us” and “our” also refer to the Company.

Death Benefit Valuation Date. The date the death benefit is valued. It is the date that the Company receives at its administrative office both proof of the death of the Owner and instructions as to how the death benefit will be paid. If instructions are not received within one year of the date of death, the Death Benefit Valuation Date will be one year after the date of death.

Good Order. We cannot process information or a request until we have received your instructions in “Good Order” at our administrative office. We will consider information or a request to be in “Good Order” when we have actually received a Written Request, along with all the information and other legal documentation that we require to process the information or request. To be in “Good Order,” instructions must be sufficiently clear so that we do not need to exercise any discretion to process the information or request.

We deem purchase payments, allocation instructions, transfer requests, withdrawal requests, surrender requests, other Written Requests, other information, and other instructions (“paperwork”) mailed to our post office box as received by us when the payment or the paperwork reaches our administrative office, which is located at 301 E. 4th Street, Cincinnati, Ohio 45202.

Net Asset Value. The price computed by or for each Portfolio, no less frequently than each Valuation Period, at which the Portfolio’s shares or units are redeemed in accordance with the rules of the SEC.

Net Investment Factor. The factor that represents the percentage change in the Accumulation Unit Values and Benefit Unit Values from one Valuation Period to the next. The Net Investment Factor for each Valuation Period reflects changes to the net asset value of the underlying Portfolio, dividends or capital gains distributions by the Portfolio, credits and charges for tax reserves with respect to the Subaccount, and the mortality and expense risk charges and administration charges.

Owner. For purposes of this prospectus, references to the Owner mean the owner of an individual annuity contract or the participant in a group annuity contract (even though the participant is not the owner of the group contract itself.) The words “you” and “your” also refer to the Owner.

Portfolio. A registered investment company or a portfolio of a registered investment company in which the corresponding Subaccount invests. The Portfolios are listed on the cover page of this prospectus.

Purchase Payments. An amount paid to us for this Contract, less any fee charged by the person remitting payments and the deduction of applicable premium or other taxes.

SEC. Securities and Exchange Commission.

Separate Account. Annuity Investors Variable Account B, which is an account that was established and is maintained by the Company.

Subaccount. A subdivision of the Separate Account. Each Subaccount invests in the shares of the corresponding Portfolio listed on the cover page of this Prospectus.

Surrender Value. At any time, the Surrender Value is the Account Value as of the end of the applicable Valuation Period minus the CDSC that would apply upon a surrender; the outstanding balance of any loans; any applicable premium tax or other taxes not previously deducted; and, during the first contract year, the amount of the bonus(es) credited to Purchase Payment(s). On full surrender, the contract maintenance fee will also be deducted from the Surrender Value.

Valuation Date. A day on which Accumulation Unit Values and Benefit Unit Values can be calculated. Each day that the New York Stock Exchange is open for business is a Valuation Date.

Valuation Period. The period starting at the close of regular trading on the New York Stock Exchange on any Valuation Date and ending at the close of trading on the next succeeding Valuation Date.

Written Request. Information provided to us or a request made to us that is:

•	complete and satisfactory to us;

•	on our form or in a manner satisfactory to us; and

•	received by us at our administrative office.

A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

To obtain one of our forms, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-5423, or call us at 1-800-789-6771.

Additional Details. The Statement of Additional Information contains more information about Accumulation Units and Benefit Units. It also contains the formula for determining the Net Investment Factor for any Subaccount for any Valuation Period and an explanation of how the following values are calculated: variable account value, fixed account value, Accumulation Unit Values, and Benefit Unit Values.

EXPENSE TABLES

These tables describe the fees and expenses that you will pay when you buy, hold or withdraw amounts from the Contract.

Table A: Contract Owner Transaction Expenses

The first table describes the fees and expenses that you will pay at the time that you buy the Contract, withdraw amounts from the Contract, surrender the Contract, transfer cash value between investment options, or borrow money under the Contract. Premium taxes may also be deducted.

	Current	Maximum
Maximum Contingent Deferred Sales Charge (as to Purchase Payments only)(1)	8.00%	8.00%
Transfer Fee(2)	$25	$30
Annual Automatic Transfer Program Fee	None	$30
Annual Systematic Withdrawal Fee	None	$30
Loan Interest Spread(3)	3.00%	7.00%

(1)	The contingent deferred sales charge is calculated as a percentage of Purchase Payments withdrawn or surrendered. This charge applies to each Purchase Payment separately. The charge on each Purchase Payment decreases to zero after 7 years. We may waive the contingent deferred sales charge under certain circumstances. See the Charges and Deductions section of this prospectus for more information about the contingent deferred sales charge and the circumstances in which it may be waived.
(2)	The transfer fee currently applies to transfers in excess of 12 in any contract year.
(3)	Generally we require collateral in an amount equal to 110% of the outstanding loan balance. The loan interest spread is the difference between the amount of interest we charge you for a loan and the amount of interest we credit to your collateral. Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to collateral may be as low as 1%, depending on the Contract, the maximum loan interest spread is 7%. However, a plan administrator or an employer retirement plan may require us to charge a higher interest rate on loans. In this case, the maximum loan interest rate spread will be higher than 7%.

If you cancel the Contract during the right to cancel period, we generally will recapture all bonus amounts credited to the Purchase Payments during that period. In addition, we will recapture the amount of any bonus credited to the Purchase Payments made during the first contract year if the Contract is surrendered in full during the first contract year. Additional information about the recapture of bonus amounts is set out in the Purchase Payment Bonus section of this prospectus.

Table B: Annual Expenses

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Portfolio fees and expenses. Separate Account annual expenses are shown as a percentage of the average value of the Owner’s interest in the Subaccounts.

	Standard Contracts	Standard Contracts With Administration Charge Waived*
Annual Contract Maintenance Fee	$30	$30
Separate Account Annual Expenses
Mortality and Expense Risk Charge	1.25%	1.25%
Administration Charge	0.15%	0.00%
Total Separate Account Annual Expenses	1.40%	1.25%

*	When we expect to incur reduced administrative expenses, we may waive the Administration Charge.

If you surrender your Contract, we will apply the contract maintenance fee at that time.

Table C: Total Annual Portfolio Operating Expenses

The next table shows the minimum and maximum total operating expenses charged by the Portfolios that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and expense, and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus of that Portfolio.

Minimum	Maximum
0.28%	1.13%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc. The maximum expenses are the expenses of the Invesco V.I. Global Health Care Fund.

The information about Portfolio expenses that we used to prepare this table was provided to us by the Portfolios. We have not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2012. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio and each Wilshire portfolio will likely incur higher expenses than a fund that invests directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

Examples

These examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include:

•	the Contract Owner transaction expenses (described in Table A above),

•	the annual expenses (described in Table B above), and

•	Portfolio operating expenses (described in Table C above).

Your actual costs may be higher or lower than the costs shown in the examples.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (1.13%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,091	$1,633	$2,165	$3,955
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$291	$933	$1,665	$3,955

Example 2: Contract with Minimum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the Separate Account annual expenses (1.40%), and the minimum Portfolio expenses (0.28%) are incurred.

By comparing the costs shown in the tables below, you can see the impact of contingent deferred sales charges on your costs.

	1 year	3 years	5 years	10 years
We assume that you surrender your Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,004	$1,359	$1,682	$2,853
We assume that you keep your Contract and leave your money in your Contract for the entire period or you annuitize your Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$204	$659	$1,182	$2,853

FINANCIAL INFORMATION

Condensed Financial Information. Condensed financial information for the Contracts is set forth in Appendix A to this prospectus. It includes: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2012, or from the end of the year of inception of a Subaccount, if later, to December 31, 2012; and (2) number of accumulation units outstanding as of the end of each period.

Financial Statements. The financial statements and reports of the independent registered public accounting firm of the Company and of the Separate Account are included in the Statement of Additional Information.

OVERVIEW

What is the Separate Account?

The Separate Account is a unit investment trust registered with the SEC under the Investment Company Act of 1940. The Separate Account is divided into Subaccounts. Each Subaccount is invested in one of the Portfolios listed on the cover page of this prospectus. If you choose a variable investment option, you are investing in the Subaccounts, not directly in the Portfolios.

What Are the Contracts?

The Contracts are individual and group deferred annuities, which are insurance products. The Contracts are sold with either a standard fee structure or with the administration charge waived, as described in the Expense Tables of this prospectus. The Contracts are available in both tax-qualified and non-tax-qualified forms, both of which are designed to be eligible for tax-deferred investment status. See the Federal Tax Matters section of this prospectus for more information about tax qualifications and taxation of annuities in general.

During the Accumulation Period, the amounts you contribute can be allocated among any of the then available variable investment options and Fixed Account options. The variable investment options are the Subaccounts of the Separate Account, each of which is invested in a Portfolio. The Owner bears the risk of any investment gain or loss on amounts allocated to the Subaccounts. The Fixed Account options earn a rate of interest declared from time to time by the Company, which will be no less than the minimum interest rate permitted under the law of the state when and where the Contract is issued. The Company guarantees amounts invested in the Fixed Account options and the earnings thereon so long as those amounts remain in the Fixed Account.

During the Benefit Payment Period, payments can be allocated between variable dollar and fixed dollar options. If a variable dollar option is selected, Benefit Units can be allocated to any of the same Subaccounts that are available during the Accumulation Period.

What Benefits Are Available under the Contract?

•	Annuity Benefit. When the Contract is annuitized, we promise to pay a stream of Annuity Benefit payments for the duration of the settlement option selected.

•	Death Benefit. A Death Benefit will be paid under the Contract if the Owner dies during the Accumulation Period.

A partial surrender or withdrawal from the Contract may result in the reduction of the Death Benefit that is greater than the amount of the partial surrender or withdrawal.

What Are the Risks Related to the Contract?

•	The variable investment options to which you allocate Purchase Payments may lose value, which would cause your Account Value to decrease.

•	We may not be able to pay claims related to the annuity or death benefits.

•	A contingent deferred sales charge may apply if you withdraw money from your Contract or surrender your Contract.

•	A penalty tax may be imposed at the time of a withdrawal or a surrender depending on your age and other circumstances.

How Do I Purchase or Cancel a Contract?

The requirements to purchase a Contract are explained in The Contracts section of this prospectus. You may purchase a Contract only through a licensed securities representative.

You may cancel a Contract within 20 days after you receive it (the right to cancel may be longer in some states). In many states, you will bear the risk of investment gain or loss on any amounts allocated to the Subaccounts prior to cancellation. The right to cancel may not apply to group Contracts. The right to cancel is described in the Right to Cancel section of this prospectus.

Will Any Penalties or Charges Apply If I Make Withdrawals or Surrender a Contract?

A contingent deferred sales charge may apply to amounts withdrawn or surrendered depending on the timing and amount of the withdrawal or surrender. The maximum CDSC is 8% for each Purchase Payment. For CDSC purposes, any bonus credited to a Purchase Payment is generally deemed to be part of that Purchase Payment. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the right to cancel period. CDSC is also not imposed with respect to any bonus amounts upon full or partial surrender during the first contract year.

The CDSC percentage decreases over eight years to 0% after the eighth year from the date of receipt of each Purchase Payment. The CDSC will be waived in its entirety following the tenth Contract anniversary for Contracts issued pursuant to Internal Revenue Code Section 403(b) (if the Contract is issued without an employer plan endorsement), including those issued to Contract Owners in the Texas Teachers Retirement System. Withdrawal and surrender procedures and the CDSC are described in the Surrender and Withdrawals section of this prospectus.

A penalty tax may also be imposed at the time of a withdrawal or surrender depending on your age and other circumstances of the surrender. Tax consequences of a withdrawal or surrender are described in the Federal Tax Matters section of this prospectus. The right to make withdrawals or surrender may be restricted under certain tax-qualified retirement plans.

What Other Charges and Deductions Apply to the Contract?

Other than the CDSC, the Company will charge the fees and charges listed below unless the Company reduces or waives the fee or charge as discussed in the Charges and Deductions section of this prospectus:

•	a transfer fee for certain transfers among investment options;

•	an annual contract maintenance fee, which is assessed only against investments in the Subaccounts;

•	a mortality and expense risk charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts (this charge may never be waived);

•	an administration charge, which is an expense of the Separate Account and charged against all assets in the Subaccounts; and

•	premium taxes, if any.

In addition to charges and deductions under the Contracts, the Portfolios incur expenses that are passed through to Owners. Portfolio expenses for the fiscal year ended December 31, 2012 are described in the Portfolio prospectuses and SAIs.

How Do I Contact the Company?

Any questions or inquiries should be directed to P.O. Box 5423, Cincinnati, Ohio 45201-5423. Please include the Contract number and the Owner’s name. You may also call the Company at 1-800 789-6771, or visit us at our web site, www.gafri.com.

THE PORTFOLIOS

Overview

The Separate Account currently offers the following Subaccounts, each of which is invested in a Portfolio with its own investment objectives and policies. The current Portfolio prospectuses, which accompany this prospectus, contain additional information concerning the investment objectives and policies of each Portfolio, the investment advisory services and administrative services of each Portfolio and the charges of each Portfolio. There is no assurance that the Portfolios will achieve their stated objectives. The SEC does not supervise the management or the investment practices and/or policies of any of the Portfolios. The Owner bears the risk of investment gain or loss on amounts allocated to the Subaccounts.

You should read the Portfolio prospectuses carefully before making any decision concerning the allocation of Purchase Payments to, or transfers among, the Subaccounts. For a copy of any prospectus of any Portfolio, which contains more complete information about the Portfolio, contact us at P.O. Box 5423, Cincinnati, Ohio 45201-4523, call us at 1-800-789-6771, or go to our website at www.gafri.com.

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments. The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments. More information about these payments is included in the Statement of Additional Information.

Portfolios, Share Classes, Advisors and Portfolio Investment Categories

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
American Century Variable Portfolios, Inc.
Large Company Value Fund	Class I	American Century Investment Management	Domestic equity: Large value
Mid Cap Value Fund	Class I	American Century Investment Management	Domestic equity: Mid cap value
Ultra® Fund	Class I	American Century Investment Management	Domestic equity: Large growth
VistaSM Fund	Class I	American Century Investment Management	Domestic equity: Mid cap growth

Davis Variable Account Fund, Inc.
Value Portfolio	n/a	Davis Selected Advisers Sub-Adviser: Davis Selected Advisers-NY	Domestic equity: Large blend

Dreyfus Portfolios
Dreyfus Investment Portfolios MidCap Stock Portfolio	Service	The Dreyfus Corporation	Domestic equity: Mid cap blend
Dreyfus Investment Portfolios Technology Growth Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Technology
The Dreyfus Socially Responsible Growth Fund, Inc.	Initial	The Dreyfus Corporation	Domestic equity: Large growth
Dreyfus Stock Index Fund, Inc.	Initial	The Dreyfus Corporation Index Manager: Mellon Capital Management (an affiliate of The Dreyfus Corporation)	Domestic equity: Large blend
Dreyfus Variable Investment Funds Appreciation Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large blend
Dreyfus Variable Investment Funds Growth and Income Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Large growth
Dreyfus Variable Investment Funds Money Market Portfolio	N/A	The Dreyfus Corporation	Money market: Money market taxable
Dreyfus Variable Investment Funds Opportunistic Small Cap Portfolio	Initial	The Dreyfus Corporation	Domestic equity: Small blend

DWS Investments VIT Funds
Small Cap Index VIP	Class A	Deutsche Asset Management, Inc. Sub-Advisor: Northern Trust Investments	Domestic equity: Small blend

Franklin Templeton Variable Insurance Products Trust

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Templeton Foreign Securities Fund	Class 2	Templeton Investment Counsel	International equity: Foreign large value

ALPS Variable Investors Trust
Ibbotson Balanced ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Moderate allocation
Ibbotson Conservative ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Conservative allocation
Ibbotson Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Domestic equity: Large blend
Ibbotson Income and Growth ETF Asset Allocation Portfolio	Class II	ALPS Advisers Sub-Advisor: Ibbotson Associates	Balanced: Conservative allocation

AIM Invesco Variable Insurance Trust (Invesco Variable Insurance Funds)
Invesco V.I. American Value Fund	Series I	Invesco Advisors	Domestic equity: Mid cap value
Invesco V.I. Comstock Fund	Series I	Invesco Advisors	Domestic equity: Large value
Invesco V.I. Core Equity Fund	Series I	Invesco Advisors	Domestic equity: Large blend
Invesco V.I. Diversified Dividend Fund	Series I	Invesco Advisors	Domestic equity: Financial
Invesco V.I. Global Health Fund	Series I	Invesco Advisors	Domestic equity: Health
Invesco V.I. High Yield Fund	Series I	Invesco Advisors	Specialty bond: High yield bond
Invesco V.I. Mid Cap Growth Fund	Series I	Invesco Advisors	Domestic equity: Mid cap growth
Invesco V.I. Small Cap Equity Fund	Series I	Invesco Advisors	Domestic equity: Small blend

Janus Aspen Series
Balanced Portfolio	Institutional	Janus Capital Management	Balanced: Market allocation
Enterprise Portfolio	Institutional	Janus Capital Management	Domestic equity: Mid cap growth
Forty Portfolio	Institutional	Janus Capital Management	Domestic equity: Large growth
Janus Portfolio	Institutional	Janus Capital Management	Domestic equity: Large growth
Overseas Portfolio	Institutional	Janus Capital Management	International equity: Foreign large growth

Morgan Stanley—The Universal Institutional Funds, Inc.
Core Plus Fixed Income Portfolio	Class I	Morgan Stanley Investment Management	General bond: Intermediate-term bond
Mid Cap Growth Portfolio	Class I	Morgan Stanley Investment Management	Domestic equity: Mid cap growth
U.S. Real Estate Portfolio	Class I	Morgan Stanley Investment Management	Specialty stock: Real estate

Oppenheimer Variable Account Funds
Capital Appreciation Fund	Non-Service	OppenheimerFunds	Domestic equity: Large growth
Capital Income Fund	Non-Service	OppenheimerFunds	Balanced: Moderate allocation
Main Street Fund®	Non-Service	OppenheimerFunds	Domestic equity: Large blend

PIMCO Variable Insurance Trust
Real Return Portfolio	Administrative	Pacific Investment Management	General bond: Inflation-protected bond
Total Return Portfolio	Administrative	Pacific Investment Management	General bond: Intermediate-term bond

Wilshire Variable Insurance Trust
2015 ETF Fund	n/a	Wilshire Associates	Balanced: Target date 2011-2015
2025 ETF Fund	n/a	Wilshire Associates	Balanced: Target date 2021-2025
2035 ETF Fund	n/a	Wilshire Associates	Balanced: Target date 2031-2035

Note for DWS Investments VIT Funds. Deutsche Asset Management is the marketing name in the U.S. for the asset management activities of Deutsche Bank AG, Deutsche Bank Trust Company Americas, Deutsche Investment Management Americas Inc. and DWS Trust Company.

Each Ibbotson Portfolio and each Wilshire Portfolio listed in the table above is structured as a “fund of funds”. A “fund of funds” attempts to achieve its investment objective by investing in other investment companies (each, an “Acquired Fund”), which in turn invests directly in securities. Each Ibbotson Portfolio and each Wilshire Portfolio indirectly incurs a proportionate share of the expenses of each Acquired Fund in which it invests. As a result of this fund of funds structure, the Ibbotson Portfolios and the Wilshire Portfolios will likely incur higher expenses than funds that invest directly in securities.

If, pursuant to SEC rules, the Dreyfus Money Market Portfolio (the “MM Portfolio”) suspends payment of redemption proceeds in connection with a liquidation of the MM Portfolio, we will delay any transaction involving a transfer or payment from the corresponding Subaccount until the MM Portfolio is liquidated. If you have allocated funds to the MM Portfolio at the time of any such suspension, the delay may impact transfers to another Subaccount, or payments in connection with a surrender of your contract, withdrawal requests, loan requests, annuity benefit payments or the death benefit.

THE FIXED ACCOUNTS

The available fixed investment options are:

•	Fixed Accumulation Account Option

•	Fixed Account Option One-Year Guarantee Period

•	Fixed Account Option Three-Year Guarantee Period

•	Fixed Account Option Five-Year Guarantee Period

•	Fixed Account Option Seven-Year Guarantee Period

Note: Currently, you may not allocate Purchase Payments or transfer amounts to the Fixed Account Option One-Year Guarantee Period.

Interests in the Fixed Account options are not securities and are not registered with the SEC. Amounts allocated to the Fixed Account options will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Amounts allocated to the Fixed Account options and interest credited to the Fixed Account options are guaranteed by the Company.

There are restrictions on allocations to the Fixed Accounts, which are more fully described in the Purchase Payments and Investment Options-Allocations sections of this prospectus. There are also restrictions on transfers to and from the Fixed Accounts, which are described more fully in the Transfers section of this prospectus.

Fixed Accumulation Account

Amounts allocated to the Fixed Accumulation Account will receive a stated rate of interest equal to or greater than the minimum required under the law of the state when and where the Contract is issued. We may from time to time pay a higher current interest rate for the Fixed Accumulation Account.

Fixed Account Options with Guarantee Periods

Amounts allocated to a Fixed Account option with a guarantee period will receive a stated rate of interest for the guarantee period. The stated rate of interest will not change during the applicable guarantee period. The stated rate of interest will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period when the stated rate of interest for the option is 3.5%. The $5,000 you allocated to the option will earn interest at a rate of 3.5% per year, compounded annually, for the next five years.

Renewal of Fixed Account Options with Guarantee Periods. At the end of a guarantee period and for 30 days preceding the end of the period, the Owner may elect a new option to replace the option that is then maturing. The Company will notify the Owner of the date on which the amount matures and Fixed Account options available at that time.

The entire amount in the maturing option may be re-allocated to any of the then-current Fixed Account options or Subaccounts. The Owner may not re-allocate to a Fixed Account option with a guarantee period that would extend beyond the annuity commencement date (the “latest date”).

If the Owner does not elect a new option, the entire amount maturing will be re-allocated to the maturing option so long as its guarantee period does not extend beyond the “latest date.” If the guarantee period extends beyond the “latest date,” the entire amount maturing will be re-allocated to the Fixed Account option with the longest available guarantee period that expires before the “latest date” or, failing that, the Fixed Accumulation option.

Example: You allocate $5,000 to the Fixed Account Option Five-Year Guarantee Period. At the end of the five-year guarantee period, the “latest date” will occur in nine years. You do not elect a new option. The $5,000 is re-allocated to the Fixed Account Option Five-Year Guarantee Period for another five years. At the end of second five-year guarantee period, the “latest date” will occur in four years. Once again, you do not elect a new option. The $5,000 cannot be re-allocated to the Fixed Account Option Five-Year Guarantee Period because the five year guarantee period will extend beyond the “latest date.” No Fixed Account option with a shorter guarantee period is then available. The $5,000 is re-allocated to the Fixed Accumulation Account option.

PURCHASE PAYMENTS AND ALLOCATION TO INVESTMENT OPTIONS

Overview

Each Contract allows for an Accumulation Period during which Purchase Payments are invested according to the Owner’s instructions. During the Accumulation Period, the Owner can control the allocation of investments through transfers or through the following investment programs offered by the Company: dollar cost averaging, portfolio rebalancing and interest sweep. For more information on these programs, see the Automatic Transfer Programs section of this prospectus. The telephone, facsimile and Internet transfer procedures are described in the Transfers section of this prospectus. The Owner can access the Account Value during the Accumulation

Period through surrenders or withdrawals, systematic withdrawals, or contract loans (if available). These withdrawal features are described more fully in the Surrender and Withdrawals and Contract Loans sections of this prospectus.

Purchase Payments

Purchase payments may be made at any time during the Accumulation Period. The current restrictions on purchase payment amounts are set out in the table below.

	Tax-Qualified		Non-Tax-Qualified
Minimum initial Purchase Payment	$2,000	*	$10,000
Minimum monthly payments under periodic payment program	$50		$100
Minimum additional payments	$50		$50
Maximum single Purchase Payment	$500,000 or Company approval		$500,000 or Company approval

*	Group contracts are designed and intended for groups with an average initial certificate amount of at least $5,000.

The Company reserves the right to increase or decrease the minimum initial Purchase Payment or minimum Purchase Payment under a periodic payment program, the minimum allowable additional Purchase Payment, or the maximum single Purchase Payment, at its discretion and at any time, where permitted by law. The Company may, in its sole discretion, restrict or prohibit the allocation of Purchase Payments to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Processing of Purchase Payments. Each Purchase Payment will be applied by the Company to the credit of the Owner’s account.

•

If the application or order ticket form is in Good Order, the Company will apply the initial Purchase Payment to the Owner’s account within two business days of receipt of the Purchase Payment at the Company’s administrative office.

•

If the application or order ticket form is not in Good Order, the Company will attempt to get the application or order ticket form in Good Order within five business days. If the application or order ticket form is not in Good Order at the end of this period, the Company will inform the applicant of the reason for the delay and that the Purchase Payment will be returned immediately unless he or she specifically gives the Company consent to keep the Purchase Payment until the application or order ticket form is in Good Order. Once the application or order ticket form is in Good Order, the Purchase Payment will be applied to the Owner’s account within two business days.

Each additional Purchase Payment is credited to a Contract as of the Valuation Date on which the Company receives the Purchase Payment and any related allocation instructions in Good Order at its administrative office. If any portion of the additional Purchase Payment is allocated to a Subaccount, it will be applied at the next Accumulation Unit Value calculated after the Company receives the Purchase Payment and related allocation instructions in Good Order at its administrative office.

Purchase Payment Bonus. A bonus in the amount of 4% of each Purchase Payment will be credited to the Account Value. The bonus will be deemed to be a Purchase Payment for all purposes under a Contract and this prospectus except where otherwise noted. For example, the bonus will be allocated as part of Purchase Payment allocations. Any bonus credited to a Purchase Payment is also deemed to be part of that Purchase Payment for CDSC purposes. This means, if the bonus is returned to the Owner on a surrender or withdrawal following the first contract year, a CDSC, to the extent applicable to the Purchase Payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the Right to Cancel period. CDSC is also not imposed with respect to any bonus amounts upon surrenders or withdrawals during the first contract year.

The bonus will not be returned to the Owner if a Contract is canceled under the Right to Cancel provision, if any, or if a Contract is surrendered in full during the first contract year, unless otherwise required by state law. In either case, the bonus will be forfeited and the Owner will bear the risk of investment gains or losses on the amount of the bonus that was allocated to Subaccounts.

The bonus is funded from the Company’s general account, and the Company guarantees that the bonus will never be less than 4%. The CDSC for the Contract is slightly higher and longer than for the other variable annuity contracts issued by the Company through Annuity Investors® Variable Account B. The Company expects to partially recover the expenses associated with providing the bonus under the Contract from this additional CDSC. The standard mortality and expense risk charge for the Contract is the same as for other variable annuity standard contracts issued by the Company through Annuity Investors Variable Account B. It does not include any additional charge for the bonus feature.

In certain circumstances, due to the generally higher surrender charge and longer surrender period for a contract with a bonus, an annuity contract without a bonus may provide greater value on surrender or withdrawal. In addition, if you surrender your contract or take a withdrawal during the first contract year, we will recapture the entire amount of the bonus even if your Contract has declined in value to an amount less than your Purchase Payments. As with any variable annuity that includes a contingent deferred sales charge, you should carefully consider your need to access your Account Value during the CDSC period, and the extent to which the free withdrawal privilege available under the Contract may be sufficient.

Example of Bonus Calculation. This example is intended to help you understand how the Purchase Payment bonus is determined.

Assumptions: You make the Purchase Payments shown. The bonus percentage is 4%.

Purchase Payments	Bonus Calculation	Bonuses
$ 40,000	4% of $40,000	$1,600
$ 20,000	4% of $20,000	$800
$ 10,000	4% of $10,000	$400
$ 30,000	4% of $30,000	$1,200
$100,000		$4,000

Example of Calculation of CDSC on Bonus Amount. This example is intended to help you understand that the CDSC applies to bonus amounts. The CDSC is calculated as a percentage of the Purchase Payment and any related bonus withdrawn, surrendered or annuitized.

Assumptions: You buy your Contract with a Purchase Payment of $200,000. We credit an $8,000 bonus to this Purchase Payment. You allocate your Purchase Payment and the related bonus to a Subaccount that has a 0% return while you own your Contract. So your account value equals your Purchase Payment plus your bonus ($208,000). You surrender your contract when the CDSC is 6% and the only waiver that applies is the 10% free withdrawal privilege. We take a CDSC of $11,232 and you receive $196,768.

	Formula	Calculation	Amount
Free withdrawal amount	0.10 x (purchase payment + bonus)	0.10 x $208,000	$20,800
Amount subject to CDSC	(purchase payment + bonus) – free withdrawal amount	$208,000 – $20,800	$187,200
CDSC	0.06 x amount subject to charge	0.06 x $187,200	$11,232
Amount paid to you	account value – CDSC	$208,000 – $11,232	$196,768

Investment Options—Allocations

Purchase payments can be allocated in whole percentages to any of the available Subaccounts or Fixed Account options. The current restrictions on allocations are set out in the table below. The Company may, in its sole discretion, restrict or prohibit allocations to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Tax-Qualified and Non-Tax-Qualified
Minimum allocation to any Subaccount	$10

Minimum allocation to Fixed Accumulation Account	$10

Minimum allocation to a Fixed Account option with a guarantee period	$2,000 No amounts may be allocated to a guarantee period option that would extend beyond the Annuity Commencement Date.

Restrictions on allocations to either Five-Year Guarantee Interest Rate Option or Seven-Year Guarantee Interest Rate Option	For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, amounts may be allocated to the Five-Year Guarantee Interest Rate Option and the Seven-Year Guarantee Interest Rate Option only during the first contract year.

Restrictions on allocations during right to cancel period	No current restrictions; however, the Company reserves the right to require that Purchase Payment(s) be allocated to the money market Subaccount or to the Fixed Accumulation Account option during the right to cancel period.

Principal Guarantee Program. An Owner may elect to have the Company allocate a portion of a Purchase Payment to the Fixed Account Option Seven-Year Guarantee Period (the “Seven Year Option”) such that, at the end of the seven year guarantee period, that account will grow to an amount equal to the total Purchase Payment (so long as there are no surrenders or withdrawals or loans from the Contract). The Company determines the portion of the Purchase Payment that must be allocated to the Seven Year Option such that, based on the interest rate then in effect, that account will grow to equal the full amount of the Purchase Payment after seven years. The remainder of the Purchase Payment will be allocated according to the Owner’s instructions. The minimum Purchase Payment eligible for the principal guarantee program is $5,000. The principal guarantee program is only available during the first contract year.

Example: You make one Purchase Payment of $100,000 and you elect the principal guarantee program. At the time of your purchase, the interest rate for the Seven Year Option is 3.75%. We allocate $77,282.87 to the Seven Year Option. You allocate the remaining $22,717.13 to a variable investment option. The $77,282.87 allocated to the Seven Year Option earns interest at an annual rate of 3.75%. The variable investment option performs poorly and, for the seven year period, has a return of -5%.

•

Because you selected the principal guarantee program, the $77,282.87 allocated to the Seven Year Option grows to $100,000 after seven years. On the other hand, you lose $1,135.86 (-5% x $22,717.13) in the variable option during the seven year period. The $22,717.13 allocated to the variable option declines to $21,581.27 ($22,717.13 - $1,135.86). As a result, your account value is $121,581.27 ($100,000 + $21,581.27) after seven years.

•

If you did not select the principal guarantee program and allocated all of your Purchase Payment to the variable option, your account would have a –5% return for the seven year period. In this case, you would lose $5,000 (–5% x $100,000) and your account value would be $95,000 ($100,000 – $5,000) after seven years.

	With Principal Guarantee Program		Without Principal Guarantee Program
	At time of purchase	After 7 years	At time of purchase	After 7 years
Seven Year Option	$77,282.87	$100,000.00	$0	$0
Variable Option	$22,717.13	$21,581.27	$100,000	$95,000

Account Value	$100,000.00	$121,581.27	$100,000	$95,000

The amount that must be allocated to the Seven Year Option under the principal guarantee program varies based on the interest rate in effect at the time of the Purchase Payment.

•	A higher interest rate means that a smaller portion of the Purchase Payment must be allocated to the Seven Year Option.

•	A lower interest rate means that a larger portion of the Purchase Payment must be allocated to the Seven Year Option.

CHARGES AND DEDUCTIONS

Overview

There are two types of charges and deductions assessed by the Company.

•	Charges and deductions we assess against your Contract

•	Charges and deductions we assess against the Separate Account

Charges and Deductions Assessed against Your Contract

There are charges assessed to the Contract that are reflected in the Account Value of the Contract, but not in Accumulation Unit Values (or Benefit Unit Values). These charges are the contingent deferred sales charge, the annual contract maintenance fee, transfer fees, and premium taxes, where applicable.

Contingent Deferred Sales Charge (“CDSC”)	Purpose of Charge: Offset expenses incurred by the Company in the sale of the Contracts, including commissions paid and costs of sales literature.
Amount of Charge	Up to 8% of each Purchase Payment withdrawn from the Contract depending on number of years elapsed between the date of receipt of the Purchase Payment and date written request for withdrawal or surrender is received. The CDSC is calculated as a percentage of the Purchase Payment withdrawn or surrendered.

For Contracts issued after May 1, 2004 for states where the Company has received regulatory approval, the CDSC is set out in the table below.

Number of full years elapsed	0	1	2	3	4	5	6	7	8 +
CDSC	8%	8%	7%	6%	5%	4%	3%	2%	0%
For all other Contracts, the CDSC is set out in the table below.

Number of full years elapsed	0	1	2	3	4	5	6	7	8 +
CDSC	8%	8%	8%	7%	6%	5%	3%	2%	0%

When and How Deducted	On surrenders or withdrawals of Purchase Payments, not earnings, during Accumulation Period. For purposes of calculating the CDSC, we process withdrawals and surrenders against Purchase Payments in the order in which we received the Purchase Payments.

Waivers

•         Free withdrawal privilege. See the Surrender and Withdrawals section of this prospectus for information.

•         In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•         Upon separation from service if the Contract is issued with employer plan endorsement or deferred compensation endorsement.

•         If the Contract is issued with a tax-sheltered annuity endorsement (and without an employer plan endorsement): (1) upon separation from service if Owner has attained age 55 and Contract has been in force for at least seven years; or (2) after Contract has been in force 10 years or more.

•         Long-term care waiver rider. See the Surrender and Withdrawals section of this prospectus for information.

•         If the Social Security Administration determines after the Contract is issued that the Owner is “disabled” as that term is defined in the Social Security Act of 1935, as amended.

•         Successor Owner election. See the Persons with Rights under a Contract-Successor Owner section of this prospectus for information.

•         Where required to satisfy state law or required for participation in certain retirement plans.

Deduction for Contingent Deferred Sales Charge When You Take a Withdrawal. Unless you instruct us otherwise, any contingent deferred sales charge that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the charge is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

Contract Maintenance Fee	Purpose of Charge: Offset expenses incurred in issuing the Contracts and in maintaining the Contracts and the Separate Account.
Amount of Charge	$30.00 per year.
When and How Deducted

During the Accumulation Period, the charge is deducted pro rata from amounts invested in the Subaccounts on each anniversary of the effective date of the Contract, and at time of surrender. During the Benefit Payment Period, a portion of the charge is deducted from each variable dollar benefit payment.

Waivers

•         During the Accumulation Period if the Account Value is at least $40,000 on the date the charge is due (individual contracts only).

•         During the Benefit Payment Period if the amount applied to a variable dollar benefit is at least $40,000 (individual contracts only).

•         In the Company’s discretion where the Company incurs reduced sales and servicing expenses.

•         During the Benefit Payment Period where required to satisfy state law.

Transfer Fee	Purpose of Charge: Offset cost incurred in administering the Contracts.

Amount of Charge	$25 for each transfer in excess of 12 in any contract year. The Company reserves the right to change the amount of this charge at any time or the number of transfers that can be made without incurring the transfer fee. The maximum amount of the fee that the Company would impose on a transfer is $30.

When and How Deducted	During the Accumulation Period, the fee is deducted from the amount transferred.

Waivers	Currently, the transfer fee does not apply to transfers associated with the dollar cost averaging, interest sweep and portfolio rebalancing programs. Transfers associated with these programs do not count toward the 12 free transfers permitted in a contract year. The Company reserves the right to eliminate this waiver at any time.

Premium Taxes. Currently some state governments impose premium taxes on annuity purchase payments. These taxes currently range from zero to 3.5% depending upon the jurisdiction. A federal premium tax has been proposed but not enacted. The Company will deduct any applicable premium taxes from the Account Value either upon death, withdrawal, surrender, annuitization, or at the time Purchase Payments are made, but no earlier than when the Company incurs a tax liability under applicable law.

Expenses Related to Loans. If loans are available under your Contract and you borrow money under the loan provisions of your Contract, we will charge interest on the loan. The maximum interest rate we charge on a loan is 8%. For more information about loans, see the Contract Loans section of the prospectus.

Charges and Deductions Assessed against the Separate Account

There are also charges assessed against the Separate Account. These charges are reflected in the Accumulation Unit Values (and Benefit Unit Values) of the Subaccounts. These charges are the administration charge and the mortality and expense risk charge.

Administration Charge	Purpose of Charge: Offset expenses incurred in administering the Contracts and the Separate Account.

Amount of Charge	Daily charge equal to 0.000411% of the daily Net Asset Value for each Subaccount, which corresponds to an annual effective rate of 0.15%.

When and How Deducted	During the Accumulation Period and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	May be waived or reduced in the Company’s discretion where the Company incurs reduced sales and servicing expenses.

Mortality and Expense Risk Charge	Purpose of Charge: Compensation for bearing certain mortality and expense risks under the Contract. Mortality risks arise from the Company’s obligation to make benefit payments during the Benefit Payment Period and to pay the death benefit. The expense risk assumed by the Company is the risk that the Company’s actual expenses in administering the Contracts and the Separate Account will exceed the amount recovered through the contract maintenance fees, transfer fees and administration charges.

Amount of Charge	Daily charge equal to 0.003446% of the daily Net Asset Value for each Subaccount, which corresponds to an effective annual rate of 1.25%.

When and How Deducted	During the Accumulation Period, and during the Benefit Payment Period if a variable dollar benefit is elected, the charge is deducted from amounts invested in the Subaccounts.

Waivers	None.

Expenses of the Portfolios. In addition to charges and deductions by the Company, there are Portfolio management fees and administration expenses, which are described in the prospectus and Statement of Additional Information for each Portfolio. Portfolio expenses, like Separate Account expenses, are reflected in Accumulation Unit Values (or Benefit Unit Values).

Maximum Charges and Deductions

Except as indicated above, the Company will never charge more to a Contract than the fees and charges described above, even if its actual expenses exceed the total fees and charges collected. If the fees and charges collected by the Company exceed the actual expenses it incurs, the excess will be profit to the Company and will not be returned to Owners.

The Company reserves the right to increase the amount of the transfer fee in the future, and/or to charge fees for the automatic transfer programs described in the Transfers section of this prospectus, and/or for the systematic withdrawal program described in the Surrender and Withdrawals section of this prospectus if, in the Company’s discretion, it determines such charges are necessary to offset the costs of administering transfers or systematic withdrawals.

Discretionary Waivers of Charges

The Company will look at the following factors to determine if it will waive a charge, in part or in full, due to reduced sales and servicing expenses: (1) the size and type of the group to which sales are to be made; (2) the total amount of purchase payments to be received; and (3) any prior or existing relationship with the Company. The Company would expect to incur reduced sales and servicing expenses in connection with Contracts offered to employees of the Company, its subsidiaries and/or affiliates. There may be other circumstances, of which the Company is not presently aware, which could result in reduced sales and servicing expenses. In no event will the Company waive a charge where such waiver would be unfairly discriminatory to any person.

TRANSFERS

If allowed by the Company, in its sole discretion, during the Accumulation Period, an Owner may transfer amounts among Subaccounts, between Fixed Account options, and/or between Subaccounts and Fixed Account options by written request once each Valuation Period.

A transfer is effective on the Valuation Date during which the Company receives the request for transfer at its administrative office. Transfers to a Subaccount will be processed at the next Accumulation Unit Value calculated after the Company receives the transfer request in Good Order at its administrative office. The Company may, in its sole discretion, restrict, delay or prohibit transfers to any Fixed Account option or any Subaccount from time to time on a nondiscriminatory basis.

Current Restrictions on Transfers. The current restrictions on transfers are set out in the table below.

Minimum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified
Minimum transfer from any Subaccount	$500 or balance of Subaccount, if less than $1,000
Minimum transfer from Fixed Account option	$500 or balance of Fixed Account option, if less
Minimum transfer to Fixed Accumulation Account	None

Minimum transfer to Fixed Account option with guarantee period	$2,000 No amounts may be transferred to a guarantee period option that would extend beyond the Annuity Commencement Date.

Maximum Transfer Amounts	Tax-Qualified and Non-Tax-Qualified

Maximum transfer from Fixed Accumulation Account	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary.

Maximum transfer from maturing Fixed Account option with guarantee period	The amount contained in the maturing Fixed Account option with guarantee period.

Maximum transfer from non-maturing Fixed Account option with guarantee period	During any contract year, 20% of the Fixed Account option’s value as of the most recent Contract anniversary without penalty.

Timing Restrictions	Tax-Qualified and Non-Tax-Qualified

Timing restrictions on transfers from Fixed Account options

•        Transfers from Fixed Account options may not be made prior to first Contract anniversary.

•        Amounts transferred from Fixed Account options to Subaccounts may not be transferred back to Fixed Account options for a period of six months from the date of the original transfer.

Timing restrictions on transfers to Fixed Account option with guarantee period	For Contracts issued after May 1, 2004 in states where the Company has received regulatory approval, amounts may be transferred to the Three-Year Guarantee Interest Rate Option only during the first contract year.

How to Request a Transfer. Currently, instead of placing a request in writing, an Owner may place a request to transfer all or part of the Account Value by telephone, facsimile or over the Internet. All transfers must be in accordance with the terms of the Contract. Transfer instructions are currently accepted once each Valuation Period. Transfer instructions currently may be placed by telephone at 1-800-789-6771, or via facsimile at 513-768-5115, or over the Internet through the Company’s web site at www.gafri.com, between 9:30 a.m. and 4:00 p.m. Once instructions have been accepted, they may not be rescinded; however, new instructions may be given the following Valuation Period. Access to these alternate methods of placing transfer requests, particularly through the Company’s web site, may be limited or unavailable during periods of peak demand, system upgrading and maintenance, or for other reasons. The Company may withdraw the right to make transfers by telephone, facsimile or over the Internet upon 10 days’ written notice to affected Contract Owners.

The Company will not be liable for complying with transfer instructions that the Company reasonably believes to be genuine, or for any loss, damage, cost or expense in acting on such instructions. In addition, the Company will not be liable for refusing to comply with transfer instructions that are not in Good Order or that the Company reasonably believes are not genuine, or for any loss, damage, cost or expense for failing to act on such instructions. The Owner or person with the right to control payments will bear the risk of such loss. The Company will employ reasonable procedures to determine that telephone, facsimile or Internet instructions are genuine. If the Company does not employ such procedures, the Company may be liable for losses due to unauthorized or fraudulent instructions. These procedures may include, among others, tape recording telephone instructions or requiring use of a unique password or other identifying information.

Automatic Transfer Programs. During the Accumulation Period, the Company offers the automatic transfer services described below. To enroll in one of these programs, you will need to complete the appropriate authorization form, which you can obtain from the Company by calling 1-800-789-6771. There are risks involved in switching between investments available under the Contract.

Currently, the transfer fee does not apply to dollar cost averaging, portfolio rebalancing, or interest sweep transfers, and transfers under these programs will not count toward the 12 transfers permitted under the Contract without a transfer fee charge.

Service	Description	Minimum Account and Transfer Requirements	Limitations/Notes

Dollar Cost Averaging

Note: Dollar cost averaging requires regular investments regardless of fluctuating price levels and does not guarantee profits or prevent losses in a declining market. You should consider your financial ability to continue dollar cost averaging transfers through periods of changing price levels.

	Automatic transfers from the money market Subaccount to any other Subaccount(s), or from the Fixed Accumulation Account option (where available) to any Subaccount(s), on a monthly or quarterly basis.	Source of funds must be at least $10,000. Minimum transfer per month is $500. When balance of source of funds falls below $500, entire balance will be allocated according to dollar cost averaging instructions.	Dollar cost averaging transfers may not be made to any of the Fixed Account options. The dollar cost averaging transfers will take place on the last Valuation Date of each calendar month or quarter as requested by the Owner.

Portfolio Rebalancing Note: Portfolio rebalancing does not guarantee profits or prevent losses in a declining market.	Automatically transfer amounts between the Subaccounts and the Fixed Accumulation Account option (where available) to maintain the percentage allocations selected by the Owner.	Minimum Account Value of $10,000.	Transfers will take place on the last Valuation Date of each calendar quarter. Portfolio rebalancing will not be available if the dollar cost averaging program or an interest sweep from the Fixed Accumulation Account option is being utilized.

Interest Sweep	Automatic transfers of the income from any Fixed Account option(s) to any Subaccount(s).	Balance of each Fixed Account option selected must be at least $5,000. Maximum transfer from each Fixed Account option selected is 20% of such Fixed Account option’s value per year. Amounts transferred under the interest sweep program will reduce the 20% maximum transfer amount otherwise allowed.	Interest sweep transfers will take place on the last Valuation Date of each calendar quarter. Interest sweep is not available from the Seven-Year Guarantee Interest Rate Option if the Principal Guarantee Program is selected.

Changes in or Termination of Automatic Transfer Programs. The Owner may terminate any of the automatic transfer programs at any time, but must give the Company at least 30 days’ notice to change any automatic transfer instructions that are already in place. Termination and change instructions will be accepted by telephone at 1-800-789-6771, by U.S. or overnight mail, or by facsimile at 513-768-5115. The Company may terminate, suspend or modify any aspect of the automatic transfer programs described above without prior notice to Owners, as permitted by applicable law. Any such termination, suspension or modification will not affect automatic transfer programs already in place.

The Company may also impose an annual fee or increase the current annual fee, as applicable, for any of the foregoing automatic transfer programs in such amount(s) as the Company may then determine to be reasonable for participation in the program. The maximum amount of the annual fee that would be imposed for participating in each automatic transfer program is $30.

Restrictions on Transfers Relate to Active Trading Strategies. Neither the Contracts described in this prospectus nor the underlying Portfolios are designed to support active trading strategies that involve frequent movement between or among Subaccounts (sometimes referred to as “market-timing” or “short-term trading”). An Owner who intends to use an active trading strategy should consult his/her registered representative and request information on variable annuity contracts that offer underlying Portfolios designed specifically to support active trading strategies.

We have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Transfer restrictions may vary by state.

Appendix B to this prospectus contains more information about the processes and restrictions.

WITHDRAWALS AND SURRENDERS

An Owner may take a withdrawal or surrender a Contract during the Accumulation Period. A contingent deferred sales charge (CDSC) may apply to a withdrawal or a surrender.

Unless you instruct us otherwise, any CDSC that applies to a withdrawal will be deducted from the amount remaining in your account after you receive the amount you requested. In other words, the amount of the withdrawal will be grossed-up to cover the charge. For example, if the CDSC rate is 4%, you request $100, and no waiver applies, you receive $100, the charge is $4.17, and the total withdrawal from your account is $104.17.

If bonus amounts credited to a Purchase Payment are returned to the Owner on a withdrawal or surrender following the first year, a CDSC, to the extent applicable to the Purchase Payment, will be deducted from the bonus amount. CDSC would not be imposed, however, with respect to any bonus amounts recaptured following a cancellation during the free look period. CDSC is also not imposed with respect to any bonus amounts upon withdrawal or surrender during the first contract year.

Restrictions and Charges on Withdrawals and Surrenders. The restrictions and charges on withdrawals and surrenders are set out in the table below.

Minimum amount of withdrawal	$500

Minimum remaining Surrender Value after withdrawal	$500

Contract maintenance fee on surrender	$30 (no CDSC applies to fee)

Contingent deferred sales charge	Up to 8% of Purchase Payments

Tax penalty for early withdrawal	When applicable, 10% of amount distributed before age 59 1/2 (25% for certain SIMPLE IRAs)

Amount available for withdrawal or surrender (valued as of end of Valuation Period in which request for surrender or withdrawal is received by the Company)

•        Tax-Qualified Contract: Surrender Value, subject to tax law or employer plan restrictions on withdrawals or surrender

•        Non-Tax-Qualified Contract: Surrender Value, subject to employer plan restrictions on withdrawals or surrender

Order of withdrawal for purposes of CDSC (order may be different for tax purposes)	• First from accumulated earnings (no CDSC applies); and • Then from Purchase Payments in the order in which we receive them (CDSC may apply)

A surrender will terminate the Contract. Withdrawals are taken proportionally from all Subaccounts and Fixed Account options in which the Contract is invested on the date the Company receives the request unless the Owner requests that the withdrawal be from a specific investment option.

A withdrawal or surrender is effective on the Valuation Date during which the Company receives the request at its administrative office, and will be processed at the next Accumulation Unit Value calculated after the Company receives the request in Good Order at its administrative office. Payment may be delayed if it includes an amount paid to the Company by a check that has not yet cleared. Processing and payment from a Fixed Account option may be delayed for up to six months after receipt of the request as allowed by state law. If the Company delays processing and payment, it will comply with the applicable state law. Payment from the Subaccounts may be delayed during any period the New York Stock Exchange is closed or trading is restricted, or when the SEC either: (1) determines that there is an emergency which prevents valuation or disposal of securities held in the Separate Account; or (2) permits a delay in payment for the protection of security holders.

Free Withdrawal Privilege. During the first contract year, the Company will waive the CDSC on an amount equal to not more than 10% of all Purchase Payments received. During the second and succeeding contract years, the Company will waive the CDSC on an amount equal to not more than the greater of: (1) accumulated earnings (Account Value in excess of Purchase Payments); or (2) 10% of the Account Value as of the last Contract anniversary.

If the free withdrawal privilege is not exercised during a contract year, it does not carry over to the next contract year. The free withdrawal privilege may not be available under some group Contracts.

Long-Term Care Waiver Rider. If the Long-Term Care Waiver Rider is available in your state, it is automatically provided with your Contract. If a Contract is modified by the Long-Term Care Waiver Rider, a surrender or withdrawal may be made free of any CDSC if the Owner has been confined in a qualifying licensed hospital or long-term care facility for at least 90 days beginning on or after the first Contract anniversary. There is no charge for this rider.

Systematic Withdrawal

During the Accumulation Period, an Owner may elect to automatically withdraw money from the Contract. The Account Value must be at least $10,000 in order to make a systematic withdrawal election. For systematic withdrawals, the minimum monthly withdrawal amount is $100. Systematic withdrawals will be subject to the CDSC to the extent the amount withdrawn exceeds the free withdrawal privilege. The Owner may begin or discontinue systematic withdrawals at any time by request to the Company, but at least 30 days’ notice must be given to change any systematic withdrawal instructions that are currently in place. The Company reserves the right to discontinue offering systematic withdrawals at any time. Currently, the Company does not charge a fee for systematic withdrawal services. However, the Company reserves the right to impose an annual fee in such amount as the Company may then determine to be reasonable for participation in the systematic withdrawal program. If imposed, the fee will not exceed $30 annually.

Before electing a systematic withdrawal program, you should consult with a financial advisor. Systematic withdrawal is similar to annuitization, but will result in different taxation of payments and a potentially different amount of total payments over the life of the Contract than if annuitization were elected.

CONTRACT LOANS

If loans are available under a Contract, loan provisions are described in the loan endorsement to the Contract. The Company may make loans to Owners of certain tax-qualified Contracts.

Loan Costs. If loans are available under your Contract and you borrow money under the loan provisions, we will charge interest on the loan. The maximum interest rate we charge is 8%. Any such loans will be secured with an interest in the Contract, and the collateral for the loan will be moved to the Fixed Accumulation Account option. The collateral will earn a fixed rate of interest applicable to loan collateral, which will be equal to or greater than the minimum required under the law of the state when and where the Contract is issued. Generally, we require the collateral amount to be 110% of the outstanding loan balance. The restrictions that otherwise apply to the Fixed Accumulation Account do not apply to transfers of collateral amounts to the Fixed Accumulation Account or to such amounts no longer required to collateralize the loan.

The difference between the interest rate we charge on a loan and the interest rate we credit to the collateral amount is called the “loan interest spread.”

•

Because the maximum interest rate we charge on a loan is 8% and the minimum interest rate we credit to the collateral amount in the Fixed Accumulation Account is 1%, the maximum loan interest spread is 7%.

•	Because we are currently charging 6% interest on loans and we are crediting 3% interest on collateral, the current loan interest spread is 3%.

•

A plan administrator or employer retirement plan may require us to charge an interest rate on loans that is higher than 8%. In this case, the maximum loan interest spread will be higher than 7% and the current “loan interest spread” will be higher than 3%.

Any unpaid interest will be added to the loan. As a result, it will be compounded and be part of the loan.

Impact of Loans. If loans are available under your Contract and you borrow money under the loan provisions, you will not be able to surrender or annuitize your Contract until all such loans are paid in full. Loans may also limit the amount of money that you can withdraw from your Contract. If you default in repaying a loan under your Contract, we may pay off the loan by effectively reducing your Account Value by an amount equal to the balance of the loan.

If we receive money from you while a loan is outstanding under your Contract, we will treat the money as a Purchase Payment unless you notify us that the money is a loan payment.

Loan amounts and repayment requirements are subject to provisions of the Internal Revenue Code, and default on a loan will result in a taxable event. You should consult a tax advisor prior to exercising loan privileges.

A loan, whether or not repaid, will have a permanent effect on the Account Value of a Contract because the collateral cannot be allocated to the Subaccounts or Fixed Account guarantee periods. The longer the loan is outstanding, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on collateral while the loan is outstanding, the Account Value will not increase as rapidly as it would have increased if no loan were outstanding. If investment results are below that rate, the Account Value will be higher than it would have been if no loan had been outstanding.

ANNUITY BENEFIT

Annuity Commencement Date. You may designate the date that annuity payments will begin, and may change the date up to 30 days before annuity payments are scheduled to begin. The Annuity Commencement Date generally must be no later than the Contract anniversary following your 85th birthday or five years after the Contract’s effective date, whichever is later. It can be later only if we agree.

Annuity Benefit Amount. The amount applied to a settlement option will be the Account Value as of the end of the Valuation Period immediately preceding the first day of the Benefit Payment Period. For tax-qualified Contracts, if the Payee is a non-natural person, a surrender will be deemed to have been made and the amount applied to a settlement option will be the Surrender Value instead of the Account Value, unless the non-natural person Payee is the Owner of the individual or group Contract and has an immediate obligation to make corresponding payments to the Annuitant of the Contract.

Annuity Benefit Payments. Annuity Benefit payments will be made to the Annuitant as Payee. In lieu of that, you may elect by Written Request to have Annuity Benefit payments made to you as Payee. Any Annuity Benefit amounts remaining payable on the death of the Payee will be paid to the contingent Payee designated by you by Written Request. We may reject the naming of a non-natural contingent Payee.

Form of Annuity Benefit Payments. The Owner may select any form of settlement option that is currently available. The standard forms of settlement options are described in the Settlement Options section of this prospectus.

If the Owner has not previously made an election as to the form of settlement option, the Company will contact the Owner to ascertain the form of settlement option to be paid. If the Owner does not select a settlement option, such as a specific fixed dollar benefit payment, a variable dollar benefit payment, or a combination of a variable and fixed dollar benefit payment, the Company will apply the Account Value (or Surrender Value) to payments for the life of the Annuitant with 10 years of payments assured, as described in the Settlement Options section of this prospectus. For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, these payments will be a combination of variable and fixed dollar payments. For all other Contracts, these payments will be fixed dollar payments.

DEATH BENEFIT

A death benefit will be paid under a Contract if the Owner dies during the Accumulation Period. If a surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) becomes a Successor Owner of the Contract, the death benefit will be paid on the death of the Successor Owner if he or she dies during the Accumulation Period.

A withdrawal from the Contract may result in a reduction of the Death Benefit that is greater than the amount of the withdrawal.

Death Benefit Amount

The determination of the Death Benefit Amount depends on the form of Contract in effect in the state where the Contract was issued. For example, in 2003, the Company sought approval from the various states for an endorsement with revised provisions concerning the determination of the Death Benefit Amount (the “2003 Death Benefit Endorsement”). Please contact the Company if you have questions as to how to determine the Death Benefit Amount under your Contract.

Death Benefit Amount (Version 1)

This Version 1 of the Death Benefit Amount applies to:

•	all Group and Individual Contracts issued in any state after May 1, 2006; and

•	all Group and Individual Contracts issued prior to May 1, 2006 but after the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The Death Benefit Amount will equal the greater of:

1)	the Account Value on the Death Benefit Valuation Date; or

2)	the Minimum Death Benefit.

The Death Benefit Amount will be reduced by any applicable premium tax or other tax not previously deducted. It will also be reduced by any outstanding loans.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options as of the Death Benefit Valuation Date. This allocation will be made in the same proportion as the value of each option bears to the Owner’s total Account Value immediately before the Death Benefit Valuation Date.

Minimum Death Benefit. The Minimum Death Benefit is equal to the total Purchase Payments, including the bonus(es) thereon, reduced proportionally for withdrawals. This reduction will include any charges or adjustments applicable to such withdrawals, and will be made on the date of the withdrawal. This means that the Minimum Death Benefit will be reduced on that date in the same percentage as the percentage reduction in the Account Value.

Example of Determination of Death Benefit Amount (Version 1). This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract, and you are left with an Account Value of $80,000.

Step One: Calculate the proportional reduction.

1 –	$80,000	Account Value immediately after withdrawal			= 11.1111%	Percentage Reduction
	$90,000	Account Value immediately before withdrawal

$100,000	Purchase Payments	x 11.1111%	Percentage Reduction	= $11,111	Proportional Reduction

Step Two: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less proportional reduction for withdrawals	– 11,111

Purchase Payments reduced for withdrawals	$88,889

Step Three: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payments of $88,889 is greater than the Account Value of $80,000, so the Death Benefit amount would be $88,889.

Death Benefit Amount (Version 2)

This Version 2 of the Death Benefit Amount applies to all Group and Individual Contracts issued in any state before the 2003 Death Benefit Endorsement was approved in the state where the Contract was issued.

The death benefit will be an amount equal to the larger of the following two amounts:

1)	The Account Value on the Death Benefit Valuation Date; or

2)	The total Purchase Payment(s), including the bonus(es) thereon, less any partial withdrawals and any CDSC that applied to those amounts.

Any applicable premium tax or other taxes not previously deducted, and any outstanding loans, will be deducted from the death benefit amount described above.

The Death Benefit Amount will be allocated among the Subaccounts and Fixed Account options as of the Death Benefit Valuation Date. This allocation will be made in the same proportion as the value of each option bears to the Owner’s total Account Value immediately before the Death Benefit Valuation Date.

Example of Determination of Death Benefit Amount (Version 2). This example is intended to help you understand how a withdrawal impacts the Death Benefit amount.

Assuming your total Purchase Payments equal $100,000, your Account Value is $90,000, you withdraw $10,000 from the Contract and you are left with an Account Value of $80,000.

Step One: Calculate the reduced Purchase Payment amount.

Purchase Payments	$100,000
Less reduction for withdrawals	-10,000

Purchase Payments reduced for withdrawals	$90,000

Step Two: Determine the Death Benefit amount.

Immediately after the withdrawal, the reduced Purchase Payment of $90,000 is greater than the Account Value of $80,000, so the Death Benefit amount would be $90,000.

Form of Death Benefit Payment

For all Contracts, an Owner may elect the form of payment of the death benefit at any time before his or her death. The form of payment may be a lump sum, or any available form of settlement option. The standard forms of settlement options are described in the Settlement Options section of this prospectus. There is no additional charge associated with the form of Death Benefit election.

If the Owner does not make an election as to the form of death benefit, the Beneficiary may make an election within one year after the Owner’s death. If no election as to the form of settlement option is made, the Company will apply the death benefit to a fixed dollar benefit with monthly payments for a fixed period of four years.

The first day of the Benefit Payment Period in which a death benefit is paid may not be more than one year after the Owner’s death. The day a death benefit is paid in a lump sum may not be more than five years after the Owner’s date of death.

PAYMENT OF BENEFITS

When a Contract is annuitized, or when a death benefit is applied to a settlement option, the Company promises to pay a stream of benefit payments for the duration of the settlement option selected. Upon annuitization, the Account Value is no longer available to the Owner. Benefit payments may be calculated and paid: (1) as a fixed dollar benefit; (2) as a variable dollar benefit; or (3) as a combination of both. The stream of payments, whether variable dollar or fixed dollar, is an obligation of the Company’s general account. However, only the amount of fixed dollar benefit payments is guaranteed by the Company. The Owner (or Payee) bears the risk that any variable dollar benefit payment may be less than the initial variable dollar benefit payment, or that it may decline to zero, if Benefit Unit Values for that payment decrease sufficiently. Transfers between a variable dollar benefit and a fixed dollar benefit are not permitted, but transfers of Benefit Units among Subaccounts are permitted once each 12 months after a variable dollar benefit has been paid for at least 12 months. The formulas for transferring Benefit Units among Subaccounts during the Benefit Payment Period are set forth in the Statement of Additional Information.

Lump Sum Payments of Death Benefits Prior to January 1, 2012. Prior to January 1, 2012, if the beneficiary was an individual and the lump sum payment option was selected, we may have paid the death benefit by establishing an interest-bearing draft account for the beneficiary in the amount of the death benefit. This account was called the Great American Benefit Choice Account. We sent the beneficiary a personalized “checkbook” for this account.

If the beneficiary has not closed this account, then the beneficiary may still withdraw all or part of the money in this account at any time by writing a draft against the account. The servicing bank will process the draft by drawing funds from our general account.

The Great American Benefit Choice Account earns interest, which is compounded daily and credited monthly. We set the interest rate for this account. We review the rate periodically and we may change it at any time. We may make a profit on the money held in this account.

The Great American Benefit Choice Account is part of our general account. It is not a bank account, and it is not insured by the FDIC, NCUSIF, or any government agency.  As part of our general account, it is subject to the claims of our creditors.

SETTLEMENT OPTIONS

The Company will make periodic payments in any form of settlement option that is acceptable to it at the time of an election. The standard forms of settlement options are described below. More than one settlement option may be elected if the requirements for each settlement option elected are satisfied.

Payments under any settlement option may be in monthly, quarterly, semiannual or annual payment intervals. If the amount of any regular payment under the form of settlement option elected would be less than $50, an alternative form of settlement option will have to be elected. The Company, in its discretion, may require benefit payments to be made by direct deposit or wire transfer to the account of a designated Payee.

The Company may modify minimum amounts, payment intervals and other terms and conditions at any time without prior notice to Owners. If the Company changes the minimum amounts, the Company may change any current or future payment amounts and/or payment intervals to conform with the change. Once payment begins under a settlement option that is contingent on the life of a specified person or persons, the settlement option may not be changed. Commuted values, if available, may be taken no sooner than five years after the applicable Commencement Date. Commuted values are not available for any option based on life expectancy.

The dollar amount of benefit payments will vary with the frequency of the payment interval and the duration of the payments. Generally, each payment in a stream of payments will be smaller as the frequency of payments increases, or as the length of the payment period increases, because more payments will be paid. For life contingent settlement options, each payment in the stream of payments will generally be smaller as the life expectancy of the Annuitant or Beneficiary increases because more payments are expected to be paid.

For life contingent settlement options, the death of the Annuitant may result in only a single payment being made. For fixed period settlement options, the periodic payments will continue for the entire fixed period even if the Annuitant dies during the payment period.

Option	Description
Income for a Fixed Period	The Company will make periodic payments for a fixed period of 5 to 30 years. (Payment intervals of 1 to 4 years are available for death benefit settlement options only.)

Life Annuity with Payments for a Fixed Period	The Company will make periodic payments for a fixed period, or until the death of the person on whose life benefit payments are based if he or she lives longer than the fixed period.

Joint and One-Half Survivor Annuity	The Company will make periodic payments until the death of the primary person on whose life benefit payments are based; thereafter, the Company will make one-half of the periodic payment until the death of the secondary person on whose life benefit payments are based.

Life Annuity	The Company will make periodic payments until the death of the person on whose life the benefit payments are based.

For Contracts issued after May 1, 2004, in states where the Company has received regulatory approval, the Company generally guarantees minimum benefit payment factors based on annuity 2000 mortality tables for blended lives (60% female/40%male) with interest at 1% per year, compounded annually.

For all other Contracts, the Company guarantees minimum fixed dollar benefit payment factors based on 1983 annuity mortality tables for individuals or groups, as applicable, with interest at 3% per year, compounded annually.

The minimum monthly payments per $1,000 of value for the Company’s standard settlement options are set forth in tables in the Contracts. Upon request, the Company will provide information about minimum monthly payments for ages or fixed periods not shown in the settlement option tables.

FORMS OF BENEFIT PAYMENTS UNDER SETTLEMENT OPTIONS

Fixed Dollar Payments. Fixed dollar benefit payments are determined by multiplying the amount applied to the fixed dollar benefit (expressed in thousands of dollars and after deduction of any fees and charges, loans, or applicable premium taxes) by the amount of the payment per $1,000 of value that the Company is currently paying for settlement options of that type. The amount of the payment per $1,000 of value will never be less than the guaranteed minimum amount. Fixed dollar benefit payments will remain level for the duration of the Benefit Payment Period.

Variable Dollar Payments. The variable dollar base benefit payment is the amount it would be if it were a fixed dollar benefit payment calculated at the Company’s minimum guaranteed settlement option factors.

The amount of each variable dollar benefit payment will reflect the investment performance of the Subaccount(s) selected and may vary from payment to payment. For example, because the base benefit payment includes a fixed rate of interest, benefit payments will be less than the base payment if the net investment performance of the applicable Subaccount(s) is less than the fixed rate of interest. Benefit payments will be more than the base payment if the net investment performance of the applicable Subaccount(s) is more than the fixed rate of interest.

The amount of each benefit payment is the sum of the payment due for each Subaccount selected. The payment due for a Subaccount equals the shares for that Subaccount, which are the Benefit Units, times their value, which is generally the Benefit Unit Value for that Subaccount as of the end of the fifth Valuation Period preceding the due date of the payment.

Each variable dollar benefit payment is reduced by a pro rata portion of the contract maintenance fee. This reduction is equal to the amount of the fee divided by the number of benefit payments to be made over a 12-month period.

The number of Benefit Units for each Subaccount selected is determined by allocating the amount of the variable dollar base benefit payment among the Subaccount(s) selected in the percentages indicated by the Owner (or payee). The dollar amount allocated to a Subaccount is divided by the Benefit Unit Value for that Subaccount as of the first day of the Benefit Payment Period. The result is the number of Benefit Units that the Company will pay for that Subaccount at each payment interval. The number of Benefit Units for each Subaccount remains fixed during the Benefit Payment Period, except as a result of any transfers among Subaccounts or as provided under the settlement option elected. An explanation of how Benefit Unit Values are calculated is included in the Statement of Additional Information.

Considerations in Selecting a Settlement Option and Payment Forms. Periodic payments under a settlement option are affected by various factors, including the length of the payment period, the life expectancy of the person on whose life benefit payments are based, the frequency of the payment interval (monthly, quarterly, semi-annual or annual), and the payment form selected (fixed dollar or variable dollar).

•	Generally, the longer the period over which payments are made or the more frequently the payments are made, the smaller the amount of each payment because more payments will be made.

•	For life contingent settlement options, the longer the life expectancy of the Annuitant or Beneficiary, the smaller the amount of each payment because more payments are expected to be paid.

•	Fixed dollar payments will remain level for the duration of the payment period.

•

The actual amount of each variable dollar payment may vary from payment to payment regardless of the duration of the payment period. The actual amount of each variable dollar payment will reflect the investment performance of the Subaccount(s) selected. The daily investment factor and the assumed interest rate also affect the amount by which variable dollar payments increase or decrease.

Additional information about the net investment factor and the assumed interest rate is included in the Statement of Additional Information.

THE CONTRACTS

Each Contract is an agreement between the Company and the Owner. Values, benefits and charges are calculated separately for each Contract. In the case of a group Contract, the agreement is between the group Owner and the Company. An individual participant under a group Contract will receive a certificate of participation, which is evidence of the participant’s interest in the group Contract. A certificate of participation is not a Contract. Values, benefits and charges are calculated separately for each certificate issued under a Contract. The description of Contract provisions in this prospectus applies to the interests of certificate Owners, except where otherwise noted.

Because the Company is subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate, the availability of certain Contract rights and provisions in a given state may depend on that state’s approval of the Contracts. Where required by state law or regulation, the Contracts will be modified accordingly. To obtain an explanation of the state modifications that apply to your Contract or certificate, contact us at P.O. Box 5423, Cincinnati, OH 45201-5423, or call us at 1-800-789-6771.

Cancellation and Termination

Right to Cancel. The Owner of an individual Contract may cancel it before midnight of the 20th day following the date the Owner receives the Contract. For a valid cancellation, the Contract must be returned to the Company, and written notice of cancellation must be given to the Company, or to the agent who sold the Contract, by that deadline. If mailed, the return of the Contract or the notice is effective on the date it is postmarked, with the proper address and with postage paid. If the Owner cancels the Contract, the Contract will be void and the Company will refund the Purchase Payment(s) paid for it, plus or minus any investment gains or losses under the Contract, and less the bonus amounts credited to the Purchase Payment(s), as of the end of the Valuation Period during which the returned Contract is received at the Company’s administrative office. When required by state or federal law, the Company will return the Purchase Payment(s), less the bonus amounts, without any investment gain or loss, during all or part of the right to cancel period. When required by state or federal law, the Company will return the Purchase Payments in full, without deducting any fees or charges, during the right to cancel period. When required by state law, the right to cancel period may be longer than 20 days. When required by state law, the right to cancel may apply to group Contracts. During the right to cancel period specified on the first page of the Contract, the Company reserves the right to allocate all Purchase Payments to either the Fixed Accumulation Account or a money market Subaccount, at our discretion. If we exercise this right, we will allocate the Account Value as of the end of the right to cancel period to the Fixed Account options and/or to the Subaccounts in the percentages that the Owner instructed.

Termination. The Company reserves the right to terminate any Contract at any time during the Accumulation Period if the Surrender Value is less than $500. In that case, the Contract will be involuntarily surrendered and the Company will pay the Owner the amount that would be due the Owner on a full surrender. A group Contract may be terminated on 60 days advance notice, in which case participants will be entitled to continue their interests on a deferred, paid-up basis, subject to the Company’s involuntary surrender right as described above.

Persons with Rights under a Contract

Owner. The Owner is the person with authority to exercise rights and receive benefits under the Contract (e.g., make allocations among investment options, elect a settlement option, designate the Annuitant, Beneficiary and Payee). An Owner must ordinarily be a natural person, or a trust or other legal entity holding a contract for the benefit of a natural person. Ownership of a non-tax-qualified Contract may be transferred, but transfer may have adverse tax consequences. Ownership of a tax-qualified Contract may not be transferred. Unless otherwise elected or required by law, a transfer of Ownership will not automatically cancel a designation of an Annuitant or Beneficiary or any settlement options election previously made.

Joint Owners. There may be joint Owners of a non-tax-qualified Contract. Joint Owners may each exercise transfer rights and make Purchase Payment allocations independently. All other rights must be exercised by joint action. A surviving joint Owner who is not the spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may not become a Successor Owner, but will be deemed to be the Beneficiary of the death benefit that becomes payable on the death of the first Owner to die, regardless of any Beneficiary designation.

Successor Owner. The surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner may become a Successor Owner if the surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) was either the joint Owner or sole surviving Beneficiary under the Contract. In order for a spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) to become a Successor Owner, the Owner must make an election prior to the Owner’s death, or the surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) must make an election within one year of the Owner’s death.

Prior to May 1, 2004, the Successor Owner provisions of the Contract were available only by endorsement and may not have been available in all states.

As required by federal tax law, the Contract contains rules about the rate at which a death benefit must be paid to a beneficiary who is not your spouse. If the successor owner is not your spouse as defined by federal tax law, then after your death the contract values must be distributed in a manner that complies with these rules.

Civil Union Partners, Domestic Partners and Same-Gender Married Couples. The federal Defense of Marriage Act states that none of the following persons are considered married under federal law: civil union partners, domestic partners, or same-gender married couples. Therefore the favorable tax treatment provided by federal tax law to a surviving spouse is NOT available to a surviving civil union partner, a surviving domestic partner, or the surviving spouse of a same-gender marriage. For information about federal tax laws, please consult a tax advisor.

Step Up in Account Value for Successor Owner. If the Contract is issued after May 1, 2004, and the surviving spouse (or civil union partner/domestic partner/same-gender spouse in applicable states) of a deceased Owner becomes a Successor Owner of the Contract, the Account Value will be stepped-up to equal the death benefit that otherwise would have been payable, as of the date that would have been the Death Benefit Valuation Date. In addition, contingent deferred sales charges will be waived on the entire stepped-up Account Value as of that date, but will apply to any Purchase Payments applied to the Contract after that date. There is no additional charge associated with this feature.

For purposes of determining the date that would have been the Death Benefit Valuation Date, the election to become Successor Owner will be deemed to be instructions as to the form of death benefit. The election to become Successor Owner must be made within one year of the date of the Owner’s death.

Annuitant. The Annuitant is the person whose life is the measuring life for life contingent annuity benefit payments. The Annuitant must be the same person as the Owner under a tax-qualified Contract. The Owner may designate or change an Annuitant under a non-tax-qualified Contract. Unless otherwise elected or required by law, a change of Annuitant will not automatically cancel a designation of a Beneficiary or any settlement option election previously made.

Beneficiary. The person entitled to receive the death benefit. The Owner may designate or change the Beneficiary, except that a surviving joint Owner will be deemed to be the Beneficiary regardless of any designation. Unless otherwise elected or required by law, a change of Beneficiary will not automatically cancel a designation of any Annuitant or any settlement option election previously made. If no Beneficiary is designated, and there is no surviving joint Owner, the Owner’s estate will be the Beneficiary. The Beneficiary will be the measuring life for life contingent death benefit payments.

Payee. Under a tax-qualified Contract, the Owner-Annuitant is the Payee of annuity benefits. Under a non-tax-qualified Contract, the Owner may designate the Annuitant or the Owner as the Payee of annuity benefits. Irrevocable naming of a Payee other than the Owner can have adverse tax consequences. The Beneficiary is the Payee of the death benefit.

Assignee. Under a tax-qualified Contract, assignment is not permitted. The Owner of a non-tax-qualified Contract may assign most of his/her rights or benefits under a Contract. Assignment of rights or benefits may have adverse tax consequences.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

The Company is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. The Company is principally engaged in the sale of variable and fixed annuity policies. The principal office and administrative office of the Company is located at 301 East Fourth Street, Cincinnati, Ohio 45202-4201.

The obligations under the Contracts are obligations of the Company. The fixed benefits under this Contract are provided through the Fixed Account. The Fixed Account is part of our general account and its values are not dependent on the investment performance of the Subaccounts that make up the Separate Account. The variable benefits under this Contract are provided through the Separate Account, which is described below.

The Company’s general account assets are used to guarantee the payment of applicable annuity and death benefits under the Contracts. As a result, Contract owners must rely on the financial strength of the Company for any benefit payments under the Contract. To the extent that we are required to pay benefit amounts in excess of the applicable Contract values, such amounts will come from the Company’s general account assets. You should be aware that the Company’s general account is exposed to the risks normally associated with a portfolio of fixed-income securities, including interest rate risk, liquidity risk and credit risk. The Company’s financial statements in the Statement of Additional Information include a further discussion of investments held by the Company’s general account. In addition, the Company’s general account is subject to the claims of its creditors.

The Company and Great American Advisors®, Inc., the principal underwriter of the Contracts, are involved in various kinds of routine litigation that, in management’s judgment, are not of material importance to their assets or the Separate Account. There are no pending legal proceedings against the Separate Account.

THE SEPARATE ACCOUNT

General. The Separate Account was established by the Company on December 19, 1996, as an insurance company separate account under the laws of the State of Ohio pursuant to resolution of the Company’s Board of Directors. The Separate Account is registered with the SEC as a unit investment trust. It is divided into Subaccounts that invest in corresponding Portfolios. Interests in the Subaccounts are securities registered with the SEC. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account.

The assets of the Separate Account are owned by the Company, but they are held separately from the other assets of the Company. Under Ohio law, the assets of a separate account are not chargeable with liabilities incurred in any other business operation of the Company. Income, gains and losses incurred on the assets in the Separate Account, whether realized or not, are credited to or charged against the Separate Account, without regard to other income, gains or losses of the Company.

Therefore, the performance of the Separate Account is entirely independent of the investment performance of the Company’s general account assets or any other separate account maintained by the Company. The assets of the Separate Account will be held for the exclusive benefit of Owners of, and the persons entitled to payment under, the Contracts offered by this prospectus and all other contracts issued by the Separate Account. The obligations under the Contracts are obligations of the Company.

Additions, Deletions or Substitutions of Subaccounts. New Subaccounts may be established when, in our sole discretion, marketing, tax, investment or other conditions warrant. Any new Subaccounts will be made available to existing Owners on a basis to be determined by us and that is not discriminatory. We do not guarantee that any of the Subaccounts or any of the Portfolios will always be available for allocation of Purchase Payments or variable dollar benefit payments or for transfers. We may substitute the shares of a different portfolio or a different class of shares for shares held in a Portfolio.

In the event of any addition, merger, combination or substitution, we may make such changes in the Contract as may be necessary or appropriate to reflect such event. Additions, mergers, combinations or substitutions may be due to an investment decision by us, or due to an event not within our control, such as liquidation of a Portfolio or an irreconcilable conflict of interest between the Separate Account and another insurance company that offers the Portfolio. We will obtain approval of additions, mergers, combinations or substitution from the SEC to the extent required by the Investment Company Act of 1940, or other applicable law. We will also notify you before we make a substitution.

VOTING OF PORTFOLIO SHARES

To the extent required by law, shares of a Portfolio held in the Separate Account will be voted by the Company at regular and special shareholder meetings of that Portfolio in accordance with instructions received from persons having voting interests in the corresponding Subaccount. During the Accumulation Period, the Company will vote Portfolio shares according to instructions of Owners, unless the Company is permitted to vote shares in its own right.

The number of votes that an Owner may vote will be calculated separately for each Subaccount. The number will be determined by applying the Owner’s percentage interest, if any, in a particular Subaccount to the total number of votes attributable to that Subaccount.

The Owner’s percentage interest and the total number of votes will be determined as of the record date established by that Portfolio for voting purposes. Voting instructions will be solicited by written communication in accordance with procedures established by the applicable Portfolio.

The Company will vote or abstain from voting shares for which it receives no timely instructions and shares it holds as to which Owners have no beneficial interest (including shares held by the Company as reserves for benefit payments*). The Company will vote or abstain from voting such shares in proportion to the voting instructions it receives from Owners of all Contracts participating in the Subaccount. Because the Company will use this proportional method of voting, a small number of Owners may determine the manner in which the Company will vote Portfolio shares for which it solicits voting instructions but receives no timely instructions.

Each person or entity having a voting interest in a Subaccount will receive proxy material, reports and other material relating to the appropriate Portfolio. The Portfolios are not required to hold annual or other regular meetings of shareholders.

* Neither the Owner nor Payee has any interest in the Separate Account during the Benefit Payment Period. Benefit Units are merely a measure of the amount of the payment the Company is obligated to pay on each payment date.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

Great American Advisors®, Inc. (“GAA”) is the principal underwriter of the contracts. Its business address is 301 East Fourth Street, Cincinnati, Ohio 45202-4201. GAA is a wholly-owned subsidiary of Great American Financial Resources, Inc. and an affiliate of the Company.

The Contracts are sold by insurance agents who are also registered representatives of broker-dealers that have entered into selling agreements with GAA. Broker-dealers are registered under the Securities Exchange Act of 1934, and are members of the Financial Industry Regulatory Authority. All registered representatives who sell the Contracts are appointed by the Company as insurance agents and are authorized under applicable state insurance regulations to sell variable annuity contracts.

The Company pays commissions to GAA for promotion and sale of the contracts. GAA pays commissions to other broker-dealers for sales made through their registered representatives, and these broker-dealers pay their registered representatives from their own funds. Commissions paid by the Company are calculated as a percentage of the Purchase Payments received for a contract. The maximum percentage is 8.5% of the Purchase Payments received from a contract. Commissions paid by the Company may also be calculated as a percentage of the contract value (sometimes called a trail commission). Trail commissions are not expected to exceed 1% of the contract value on an annual basis.

Commissions paid on the Contracts and payments for other services are not charged directly to you or your Account Value, but are charged indirectly through fees and charges imposed under the Contracts. If these fees and charges are not sufficient to cover the commissions and other payments, any deficiency will be made up from our general assets.

The Statement of Additional Information includes more information about the compensation we pay to GAA and the additional compensation that GAA pays to select selling firms.

FEDERAL TAX MATTERS

This section provides a general description of federal income tax considerations relating to the Contracts. The purchase, holding and transfer of a Contract may have federal estate and gift tax consequences in addition to income tax consequences. Estate and gift taxation is not discussed in this prospectus or in the Statement of Additional Information. State taxation will vary depending on the state in which you reside, and is not discussed in this prospectus or in the Statement of Additional Information.

The tax information provided in the prospectus is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Tax Deferral on Annuities

Internal Revenue Code (“IRC”) Section 72 governs taxation of annuities in general. The income earned on a Contract is generally not included in income until it is withdrawn from the Contract. In other words, a Contract is a tax-deferred investment. The Contracts must meet certain requirements in order to qualify for tax-deferred treatment under IRC Section 72. These requirements are discussed in the Statement of Additional Information. In addition, tax deferral is not available for a Contract when an Owner is not a natural person unless the Contract is part of a tax-qualified retirement plan or the Owner is a mere agent for a natural person. For a nonqualified deferred compensation plan, this rule means that the employer as Owner of the Contract will generally be taxed currently on any increase in the Surrender Value, although the plan itself may provide a tax deferral to the participating employee. For a group nonqualified Contract where the Owner has no rights over the separate interests, this rule is applied to each participant who is not a natural person.

Tax-Qualified Retirement Plans

Annuities may also qualify for tax-deferred treatment, or serve as a funding vehicle, under tax-qualified retirement plans that are governed by other IRC provisions. These provisions include IRC Section 401 (pension, profit sharing, and 401(k) plans), IRC Section 403(b) (tax-sheltered annuities), IRC Sections 408 and 408A (individual retirement annuities), and IRC Section 457(b) (governmental deferred compensation plans). Tax-deferral is generally also available under these tax-qualified retirement plans through the use of a trust or custodial account without the use of an annuity.

The tax law rules governing tax-qualified retirement plans and the treatment of amounts held and distributed under such plans are complex. If the Contract is to be used in connection with a tax-qualified retirement plan, including an individual retirement annuity (“IRA”) under a Simplified Employee Pension (SEP) Plan, the employer should seek competent legal and tax advice regarding the establishment, maintenance, and operation of the plan, and you should seek competent legal and tax advice regarding the suitability of the Contract for the particular situation.

Contributions to a tax-qualified Contract are typically made with pre-tax dollars, while contributions to other Contracts are typically made from after-tax dollars, though there are exceptions in either case. Tax-qualified Contracts may also be subject to restrictions on withdrawals that do not apply to other Contracts. These restrictions may be imposed to meet the requirements of the IRC or of an employer plan. Following is a brief description of the types of tax-qualified retirement plans for which the Contracts are available.

Individual Retirement Annuities. IRC Sections 219 and 408 permit certain individuals or their employers to contribute to an individual retirement arrangement known as an “Individual Retirement Annuity” or “IRA”. Under applicable limitations, an individual may claim a tax deduction for certain contributions to an IRA. Contributions made to an IRA for an employee under a Simplified Employee Pension (SEP) Plan or Savings Incentive Match Plan for Employees (SIMPLE) established by an employer are not includable in the gross income of the employee until distributed from the IRA. Distributions from an IRA are taxable to the extent that they represent contributions for which a tax deduction was claimed, contributions made under a SEP plan or SIMPLE, or income earned on the Contract.

Roth IRAs. IRC Section 408A permits certain individuals to contribute to a Roth IRA. Contributions to a Roth IRA are not tax deductible. Tax-free distributions of contributions may be made at any time. Distributions of earnings are tax-free following the five-year period beginning with the first year for which a Roth IRA contribution was made if the Owner has attained age 59 1/2, become disabled, or died, or for qualified first-time homebuyer expenses.

Tax-Sheltered Annuities. IRC 403(b) of the Code permits public schools and charitable, religious, educational, and scientific organizations described in IRC Section 501(c)(3) to establish “tax-sheltered annuity” or “TSA” plans for their employees. TSA contributions and Contract earnings are generally not included in the gross income of the employee until distributed from the TSA. Amounts attributable to contributions made under a salary reduction agreement cannot be distributed until the employee attains age 59 1/2, severs employment, becomes disabled, incurs a hardship, is eligible for a qualified reservist distribution, or dies. The IRC and the plan may impose additional restrictions on distributions.

Pension, Profit–Sharing, and 401(k) Plans. IRC Section 401 permits employers to establish various types of retirement plans for employees, and permits self-employed individuals to establish such plans for themselves and their employees. These plans may use annuity contracts to fund plan benefits. Generally, contributions are deductible to the employer in the year made, and contributions and earnings are generally not included in the gross income of the employee until distributed from the plan. The IRC and the plan may impose restrictions on distributions. Purchasers of a Contract for use with such plans should seek competent advice regarding the suitability of the Contract under the particular plan.

Governmental Eligible Deferred Compensation Plans. State and local government employers may purchase annuity contracts to fund eligible deferred compensation plans for their employees, as described in IRC Section 457(b). Contributions and earnings are generally not included in the gross income of the employee until the employee receives distributions from the plan. Amounts cannot be distributed until the employee attains age 70 1/2, severs employment, becomes disabled, incurs an unforeseeable emergency, or dies. The plan may impose additional restrictions on distributions.

Roth TSAs, Roth 401(k)s, and Roth 457(b)s. IRC Section 402A permits TSA plans, 401(k) plans, and governmental 457(b) plans to allow participating employees to designate some part or all of their future elective contributions as Roth contributions. Roth contributions to a TSA plan, 401(k) plan, or governmental 457(b) plan are included in the employee’s taxable income as earned. Amounts attributable to Roth TSA, Roth 401(k), or Roth 457(b) contributions must be held in a separate account from amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions. Distributions from a Roth TSA, 401(k), or 457(b) account are considered to come proportionally from contributions and earnings. Distributions attributable to Roth account contributions are tax-free. Distributions attributable to Roth account earnings are tax-free following the five-year period beginning with the first year for which Roth contributions are made to the plan if the employee has attained age 59 1/2, become disabled, or died. A Roth TSA, Roth 401(k), or Roth 457(b) account is subject to the same distribution restrictions that apply to other amounts attributable to traditional pre-tax TSA, 401(k), or 457(b) contributions made under a salary reduction agreement. The plan may impose additional restrictions on distributions.

Nonqualified Deferred Compensation Plans

Employers may invest in annuity contracts in connection with unfunded deferred compensation plans for their employees. Such plans may include eligible deferred compensation plans of non-governmental tax-exempt employers, as described in IRC Section 457(b); deferred compensation plans of both governmental and nongovernmental tax-exempt employers that are taxed under IRC Section 457(f) and subject to Section 409A; and nonqualified deferred compensation plans of for-profit employers subject to Section 409A. In most cases, these plans are designed so that amounts credited under the plan will not be includable in the employees’ gross income until paid under the plan. In these situations, the annuity contracts are not plan assets and are subject to the claims of the employer’s general creditors. Whether or not made from the Contract, benefits payments are subject to restrictions imposed by the IRC and the plan.

Summary of Income Tax Rules

The following chart summarizes the basic income tax rules governing tax-qualified retirement plans, nonqualified deferred compensation plans, and other Contracts.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Plan Types

•        IRC §408 (IRA, SEP, SIMPLE IRA)

•        IRC §408A (Roth IRA)

•        IRC §403(b) (Tax-Sheltered Annuity)

•        IRC §401 (Pension, Profit–Sharing, 401(k))

•        Governmental IRC §457(b)

•        IRC §402A (Roth TSA, Roth 401(k), or Roth 457(b))

		• IRC §409A • Nongovernmental IRC §457(b) • IRC §457(f)	• IRC §72 only

Who May Purchase a Contract	Eligible employee, employer, or employer plan.	Employer on behalf of eligible employee. Employer generally loses tax-deferred status of Contract itself.	Anyone. Non-natural person will generally lose tax-deferred status.

Distribution Restrictions	Distributions from Contract or plan may be restricted to meet requirements of the Internal Revenue Code and/or terms of the retirement plan.		None.

	Tax-Qualified Contracts and Plans	Nonqualified Deferred Compensation Plans	Other Annuity Contracts
Taxation of Withdrawals, Surrenders, and Lump Sum Death Benefit	Generally, 100% of distributions must be included in taxable income. However, the portion that represents an after-tax contributions or other “investment in the contract” is not taxable. Distributions from Roth IRA are deemed to come first from after-tax contributions. Distributions from other Contracts are generally deemed to come from investment in the contract on a pro-rata basis. Distributions from §408A Roth IRA or §402A Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Generally, distributions must be included in taxable income until all earnings are paid out. Thereafter, distributions are tax-free return of the “investment in the contract”.

However, distributions are tax-free until any contributions made before August 14, 1982 are returned.

Taxation of Annuitization Payments (annuity benefit or death benefit)	For fixed dollar benefit payments, a percentage of each payment is tax free equal to the ratio of after-tax “investment in the contract” (if any) to the total expected payments, and the balance is included in taxable income. For variable dollar benefit payments, a specific dollar amount of each payment is tax free, as predetermined by a pro rata formula, rather than a percentage of each payment. In either case, once the after-tax “investment in the contract” has been recovered, the full amount of each benefit payment is included in taxable income. Distributions from a Roth IRA, Roth TSA, Roth 401(k), or Roth 457(b) are completely tax free if certain requirements are met.

Possible Penalty Taxes for Distributions Before Age 59 1/2	Taxable portion of payments made before age 59 1/2 may be subject to 10% penalty tax (or 25% for a SIMPLE IRA during the first two years of participation). Penalty taxes do not apply to payments after the participant’s death, or to §457 plans. Other exceptions may apply.	No penalty taxes.	Taxable portion of payments made before age 59 1/2 may be subject to a 10% penalty tax. Penalty taxes do not apply to payments after the Owner’s death. Other exceptions may apply.

Assignment/ Transfer of Contract	Assignment and transfer of Ownership generally not permitted.		Generally, deferred earnings taxable to transferor upon transfer or assignment. Gift tax consequences are not discussed herein.

Federal Income Tax Withholding	Eligible rollover distributions from §401, §403(b), and governmental §457(b) plans are subject to 20% mandatory withholding on taxable portion unless direct rollover. For other payments, Payee may generally elect to have taxes withheld or not.	Generally subject to wage withholding.	Generally, Payee may elect to have taxes withheld or not.

Required Minimum Distributions

The Contracts are subject to the required minimum distribution (“RMD”) rules of federal tax law. These rules vary based on the tax qualification of the Contract or the plan under which it is issued.

For a tax-qualified Contract other than a Roth IRA, required minimum distributions must generally begin by April 1 following attainment of age 70 1/2. However, for a Tax-Sheltered Annuity Plan, Pension, Profit-Sharing, or 401(k) Plan, or Governmental Deferred Compensation Plan of an employer, a participant who is not a 5% owner of the employer may delay required minimum distributions until April 1 following the year in which the participant retires from that employer. The required minimum distributions during life are calculated based on standard life expectancy tables adopted under federal tax law.

For a Roth IRA or for a Contract that is not tax-qualified, there are no required minimum distributions during life.

All Contracts are generally subject to required minimum distributions after death. Generally, if payments have begun under a settlement option during life or if the required beginning date for distributions from a tax-qualified Contract had been reached, then after death any remaining payments must be made at least as rapidly as those made or required before death. Otherwise, the death benefit must be paid out in full within five years after death, or must be paid out in substantially equal payments beginning within one year of death over a period not exceeding the life expectancy of the designated beneficiary. For a traditional IRA, a Roth IRA, or a Contract that is not tax-qualified, a beneficiary who is a surviving spouse (as defined by federal tax law) may elect out of these requirements, and apply the required minimum distribution rules as if the Contract were his or her own.

DELIVERY OF DOCUMENTS TO CONTRACT OWNERS

Reports and Confirmations. At least once each contract year, we will mail reports of the Contract’s Account Value and any other information required by law to you. We will not send these reports after the Commencement Date or a full surrender of the Contract, whichever is first.

We will confirm receipt of any Purchase Payments made after the initial Purchase Payment in quarterly statements of account activity.

Householding — Revocation of Consent. Owners at a shared address who have consented to receive only one copy of each prospectus, annual report, or other required document per household (“householding”) may revoke their consent at any time, and may receive separate documents, by contacting the Company at 1-800-789-6771 or www.gafri.com.

Owners who are currently receiving multiple copies of required documents may contact the Company at 1-800-789-6771 or www.gafri.com for additional information about householding.

Electronic Delivery of Required Documents. Owners who wish to receive prospectuses, SAIs, annual reports, and other required documents only in electronic form must give their consent. Consent may be revoked at any time. Please contact the Company at 1-800-789-6771 or www.gafri.com for additional information about electronic delivery of documents.

THE REGISTRATION STATEMENT

The Company filed a Registration Statement with the SEC under the Securities Act of 1933 relating to the Contracts offered by this prospectus. This prospectus was filed as a part of the Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement contains further information relating to the Company and the Contracts. Statements in this prospectus discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the Registration Statement. The Registration Statement and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site http://www.sec.gov. The registration number for the Contracts is 333-51971.

STATEMENT OF ADDITIONAL INFORMATION

A Statement of Additional Information containing more details concerning the subjects discussed in this prospectus is available. The following is the table of contents for the Statement of Additional Information:

Annuity Investors Life Insurance Company	Distribution of the Contracts
General Information and History	Compensation Paid to GAA
State Regulations	Additional Compensation Paid to Selected Selling Firms
Separate Account and Subaccounts	Performance Information
Portfolios	Standardized Total Return—Average Annual Total Return
General Information	Adjusted Historical Total Return
Revenue We Receive from the Portfolios and/or Their Service Providers	Non-Standardized Total Return—Cumulative Total Return
Services	Standardized Yield for the Money Market Subaccount
Telephone, Facsimile and Internet Instructions for Transfer Requests	Benefit Unit Transfer Formulas
Safekeeping of Separate Account Assets	Glossary of Financial Terms
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APPENDIX A: CONDENSED FINANCIAL INFORMATION

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
American Century VP Large Company Value Fund-Class I Shares (Inception Date 12/1/2004)
11.144510	186,739.566	11.282604	14,717.414	12/31/12
9.711168	214,654.017	9.816486	15,836.318	12/31/11
9.739897	221,618.541	9.830580	16,878.368	12/31/10
8.901355	251,200.267	8.970571	23,641.270	12/31/09
7.520419	292,792.476	7.567364	22,722.785	12/31/08
12.161971	382,937.244	12.219181	22,366.355	12/31/07
12.494572	420,902.275	12.534154	18,866.080	12/31/06
10.560864	99,384.541	10.578263	5,867.404	12/31/05
10.216542	36,701.792	10.217864	0.000	12/31/04
American Century VP Mid Cap Value Fund-Class I Shares (Inception Date 12/1/2004)
16.191909	372,125.285	16.392555	19,281.396	12/31/12
14.117831	438,456.612	14.270933	26,822.301	12/31/11
14.417878	512,668.298	14.552107	15,524.240	12/31/10
12.261657	554,495.560	12.357009	20,386.583	12/31/09
9.570065	643,576.702	9.629807	20,864.494	12/31/08
12.830516	824,409.192	12.890880	20,787.735	12/31/07
13.320957	911,824.088	13.363156	17,345.331	12/31/06
11.229852	114,376.075	11.248357	7,815.280	12/31/05
10.395465	24,970.228	10.396812	0.000	12/31/04
American Century VP Ultra® Fund-Class I Shares (Inception Date 12/1/2004)
11.670588	343,466.575	11.815230	21.616	12/31/12
10.390341	382,563.084	10.503035	0.000	12/31/11
10.426360	425,837.801	10.523448	0.000	12/31/10
9.190140	465,662.403	9.179987	0.000	12/31/09
6.869832	518,640.998	6.912735	60.185	12/31/08
11.906808	575,813.493	11.962841	36.573	12/31/07
9.979396	707,542.380	10.011033	0.000	12/31/06
10.463493	32,615.015	10.497965	143.364	12/31/05
10.386756	598.086	10.388096	0.000	12/31/04
American Century VP VistaSM Fund-Class I Shares (Inception Date 12/1/2004)
12.703375	503,308.587	12.860800	4,068.932	12/31/12
11.144529	549,578.667	11.265386	3,726.041	12/31/11
12.271322	677,149.148	12.385561	3,578.517	12/31/10
10.046098	743,185.410	10.124228	3,860.152	12/31/09
8.319404	826,352.105	8.371361	3,882.977	12/31/08
16.424171	915,985.190	16.501437	2,847.514	12/31/07
11.918299	976,806.445	11.956077	979.911	12/31/06
11.088360	79,780.294	11.124884	1,175.748	12/31/05
10.399373	4,938.285	10.400714	0.000	12/31/04
Davis Value Portfolio (Inception Date 5/1/2007)
8.854556	98,427.146	8.931459	239.789	12/31/12
7.942116	121,657.376	7.998847	788.424	12/31/11
8.405610	189,109.456	8.452790	741.246	12/31/10
7.559947	190,658.865	7.590817	647.066	12/31/09
5.845926	154,220.486	5.860868	546.159	12/31/08
9.935864	36,509.854	9.946016	0.000	12/31/07
Dreyfus IP MidCap Stock Portfolio-Service Shares (Inception Date 5/1/2007)
10.599682	65,350.491	10.691720	49.535	12/31/12
9.008668	51,137.405	9.073012	16.876	12/31/11
9.118201	54,623.667	9.169379	0.000	12/31/10
7.284643	6,059.237	7.314401	0.000	12/31/09
5.459428	6,054.670	5.473387	0.000	12/31/08
9.297957	1,976.759	9.307473	0.000	12/31/07
Dreyfus IP Technology Growth Portfolio-Initial Shares (Inception Date 12/1/2004)
14.468533	760,683.232	14.647816	24.447	12/31/12
12.692241	830,225.679	12.829858	9,740.165	12/31/11
13.958169	919,000.964	14.088094	1,939.711	12/31/10
10.895130	997,390.377	10.979829	1,371.580	12/31/09
7.008211	1,051,298.784	7.051955	1,371.580	12/31/08
12.085181	1,154,532.874	12.142012	1,422.794	12/31/07
10.684409	1,309,668.746	10.718243	1,372.144	12/31/06
10.388053	32,100.558	10.405161	4,403.010	12/31/05
10.151024	198.889	10.152333	0.000	12/31/04
The Dreyfus Socially Responsible Growth Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
12.791488	451,515.106	10.582128	0.000	12/31/12

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
11.586654	484,797.888	9.570745	0.000	12/31/11
11.646028	515,234.318	9.605184	0.000	12/31/10
10.287151	560,684.875	8.471546	0.000	12/31/09
7.800236	579,088.137	6.413791	0.000	12/31/08
12.064814	630,147.828	9.905194	0.000	12/31/07
11.353220	701,011.037	9.306724	0.000	12/31/06
10.543914	795,479.598	8.630191	743.278	12/31/05
10.320091	913,267.538	8.434196	0.000	12/31/04
9.854396	925,266.631	8.041428	0.000	12/31/03
Dreyfus Stock Index Fund, Inc.-Initial Shares (Inception Date 7/15/1997)
15.783917	2,415,631.774	12.850445	7,501.052	12/31/12
13.832288	2,653,082.651	11.244309	9,143.559	12/31/11
13.769660	2,952,544.404	11.176413	9,860.701	12/31/10
12.160550	3,157,298.781	9.855344	15,304.077	12/31/09
9.762392	3,356,601.303	7.899754	14,559.046	12/31/08
15.752402	3,792,658.208	12.727386	14,254.308	12/31/07
15.179498	4,190,418.249	12.245744	11,156.427	12/31/06
13.328744	4,493,460.193	10.736383	12,475.438	12/31/05
12.911696	4,792,865.682	10.384683	3,723.761	12/31/04
11.835440	4,670,251.024	9.504688	2,960.789	12/31/03
Dreyfus VIF Appreciation Portfolio-Initial Shares (Inception Date 7/15/1997)
17.716660	480,698.667	14.568976	23,364.331	12/31/12
16.272277	530,768.195	13.360761	20,273.160	12/31/11
15.138504	574,110.520	12.410996	22,705.777	12/31/10
13.314101	646,153.835	10.898715	21,321.750	12/31/09
11.017708	708,576.070	9.005207	21,503.643	12/31/08
15.862343	863,904.016	12.945107	18,684.059	12/31/07
15.017729	946,182.350	12.237088	16,608.513	12/31/06
13.075735	1,005,802.778	10.638507	17,188.337	12/31/05
12.704674	1,036,367.953	10.320936	13,273.463	12/31/04
12.265787	936,025.635	9.949338	10,260.940	12/31/03
10.264481	821,738.414	8.313661	172.414	12/31/02
Dreyfus VIF Growth and Income Portfolio-Initial Shares (Inception Date 7/15/1997)
13.321838	256,128.605	12.379105	0.000	12/31/12
11.443593	267,262.291	10.617525	0.000	12/31/11
11.939359	304,183.806	11.060.687	0.000	12/31/10
10.209163	333,618.716	9.443452	12,075.969	12/31/09
8.039857	397,593.350	7.425530	12,075.969	12/31/08
13.684704	484,210.513	12.619745	12,648.857	12/31/07
12.799045	534,977.589	11.784954	12,161.716	12/31/06
11.335178	573,338.603	10.421252	12,803.895	12/31/05
11.122877	660,745.227	10.210579	11,571.700	12/31/04
10.496627	594,854.140	9.621119	10,166.144	12/31/03
Dreyfus VIF Money Market Portfolio (Inception Date 7/15/1997)
1.172130	3,400,012.115	1.160284	0.000	12/31/12
1.186386	4,042,444.467	1.172825	84,566.183	12/31/11
1.200448	4,830,483.049	1.185180	49.317	12/31/10
1.214495	5,766,256.197	1.197516	28,796.477	12/31/09
1.227384	6,894,098.095	1.208695	1,060.643	12/31/08
1.216497	7,980,519.294	1.196094	5,805.780	12/31/07
1.183188	6,426,348.042	1.161069	1,045.886	12/31/06
1.152576	6,753,332.466	1.128752	323.650	12/31/05
1.140557	5,458,310.932	1.115026	241.762	12/31/04
1.146684	11,398,828.937	1.119521	142.363	12/31/03
Dreyfus VIF Opportunistic Small Cap Portfolio-Initial Shares (Inception Date 7/15/1997)
13.176728	439,984.821	12.636893	2,954.659	12/31/12
11.085179	470,581.549	10.614780	2,464.379	12/31/11
13.049170	505,999.336	12.476442	2,532.570	12/31/10
10.091016	566,076.124	9.633463	7,871.539	12/31/09
8.120054	592,552.159	7.740069	8,701.290	12/31/08
13.197067	683,423.829	12.560254	8,382.687	12/31/07
15.049986	807,530.215	14.301836	7,958.520	12/31/06
14.708620	908,638.512	13.956241	10,144.353	12/31/05
14.099077	919,021.905	13.357598	6,692.266	12/31/04
12.842412	898,484.551	12.148627	5,322.133	12/31/03
DWS Small Cap Index VIP Fund-Class A (Inception Date 5/1/1999)
18.281495	216,197.887	18.662346	12.683	12/31/12

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
15.950320	246,483.584	16.257726	0.000	12/31/11
16.923585	283,164.554	17.223555	509.649	12/31/10
13.579609	294,557.144	13.799314	64.931	12/31/09
10.880984	299,117.876	11.040204	94.701	12/31/08
16.753029	419,825.549	16.972161	794.212	12/31/07
17.321028	452,371.808	17.520732	798.011	12/31/06
14.951171	417,983.505	15.100616	720.109	12/31/05
14.543337	347,239.433	14.666441	634.700	12/31/04
12.525203	434,240.830	12.612134	613.862	12/31/03
Ibbotson Balanced ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.468828	263,014.521	10.559709	0.000	12/31/12
9.582086	220,613.239	9.650498	0.000	12/31/11
9.804853	213,433.130	9.859858	0.000	12/31/10
8.907869	186,322.194	8.944230	0.000	12/31/09
7.558919	107,236.129	7.578224	0.000	12/31/08
10.093988	48,022.988	10.104302	0.000	12/31/07
Ibbotson Conservative ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
11.307621	58,845.157	11.405735	2,795.797	12/31/12
10.901054	63,179.716	10.978825	2,625.713	12/31/11
10.718686	70,369.207	10.778781	2,525.068	12/31/10
10.218964	63,998.511	10.260637	0.000	12/31/09
9.572516	57,711.154	9.596930	0.000	12/31/08
10.331779	12,429.371	10.342331	0.000	12/31/07
Ibbotson Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
9.831643	311,928.946	9.916989	0.000	12/31/12
8.831294	325,548.201	8.894343	0.000	12/31/11
9.298466	292,906.241	9.350627	0.000	12/31/10
8.282285	258,899.931	8.316102	0.000	12/31/09
6.738875	162,988.155	6.756092	0.000	12/31/08
9.994910	55,891.199	10.005124	0.000	12/31/07
Ibbotson Income and Growth ETF Asset Allocation Portfolio-Class II (Inception Date 5/1/2007)
10.839063	78,530.337	10.933109	171.990	12/31/12
10.191838	70,451.807	10.264555	171.990	12/31/11
10.225248	72,550.676	10.282580	171.990	12/31/10
9.525025	73,753.690	9.563875	171.990	12/31/09
8.526582	35,362.381	8.548342	171.990	12/31/08
10.193054	9,987.815	10.203472	135.521	12/31/07
Invesco V.I. American Value Fund-Series I Shares (formerly Invesco Van Kampen V.I. American Value Fund) (Inception Date 7/15/1997)
27.140076	290,678.039	22.670611	5,598.536	12/31/12
23.466359	337,061.529	19.571921	5,143.400	12/31/11
23.581678	373,350.171	19.638234	4,884.937	12/31/10
19.564836	405,313.835	16.268350	5,340.357	12/31/09
14.254077	429,690.091	11.834381	4,789.280	12/31/08
24.624489	546,047.920	20.413082	4,293.194	12/31/07
23.159385	581,474.070	19.169188	2,570.430	12/31/06
19.459486	530,733.841	16.082345	2,448.518	12/31/05
17.572071	467,487.388	14.500478	1,040.735	12/31/04
15.551851	417,352.873	12.813994	882.716	12/31/03
Invesco V.I. Comstock Fund-Series I Shares (formerly Invesco Van Kampen V.I. Comstock Fund) (Inception Date 5/1/2011)
10.461220	669,292.355	10.487985	5,133.099	12/31/12
8.899027	788,946.970	8.908163	5,006.658	12/31/11
Invesco V.I. Core Equity Fund-Series I Shares (Inception Date 5/1/2006)
12.002368	476,803.908	12.125146	0.000	12/31/12
10.689653	548,698.728	10.782494	4.121	12/31/11
10.848006	619,908.793	10.925614	2,065.911	12/31/10
10.042331	638,170.693	10.098800	1,970.868	12/31/09
7.938572	737,379.930	7.971070	1,810.563	12/31/08
11.525903	807,450.262	11.555408	1,668.932	12/31/07
10.812798	946,182.515	10.823900	1,519.271	12/31/06
Invesco V.I. Diversified Dividend Fund-Series I Shares (Inception Date 5/1/2001)
10.695708	78,953.087	10.723073	975.556	12/31/12
9.137312	82,836.989	9.146690	1,400.491	12/31/11
5.552872	156,743.557	5.634675	2,852.734	12/31/10
5.105057	166,863.342	5.172385	3,456.053	12/31/09
4.063096	166,382.593	4.110415	5,834.061	12/31/08
10.161746	160,195.947	10.264290	3,256.818	12/31/07
13.250780	177,386.400	13.363998	3,143.486	12/31/06

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
11.540835	198,663.153	11.621786	4,990.080	12/31/05
11.051409	208,252.570	11.112051	645.378	12/31/04
10.313195	157,061.561	10.354097	600.821	12/31/03
Invesco V.I. Global Health Care Fund-Series I Shares (Inception Date 5/1/2001)
13.895436	211,794.810	14.142964	1,471.867	12/31/12
11.657407	230,720.226	11.846936	1,495.632	12/31/11
11.373404	252,316.572	11.540766	2,528.517	12/31/10
10.955003	274,749.744	11.099296	4,242.649	12/31/09
8.702188	313,750.756	8.803419	4,418.183	12/31/08
12.365170	335,033.531	12.489892	4,039.469	12/31/07
11.212446	367,788.244	11.308218	3,860.272	12/31/06
10.805644	405,402.095	10.881403	5,707.536	12/31/05
10.132965	382,011.757	10.188541	577.604	12/31/04
9.553444	311,542.224	9.591322	0.000	12/31/03
Invesco V.I. High Yield Fund-Series I Shares (Inception Date 4/30/2004)
16.866905	142,423.197	17.091209	10,066.333	12/31/12
14.600221	157,990.732	14.771769	9,844.151	12/31/11
14.665988	178,635.311	14.815789	10,254.272	12/31/10
13.096510	205,734.182	13.210168	8,990.320	12/31/09
8.693381	215,192.913	8.755516	8,646.700	12/31/08
11.866015	246,721.437	11.932582	8,916.748	12/31/07
11.887590	336,558.419	11.935983	6,170.179	12/31/06
10.886907	350,885.548	10.914657	5,631.776	12/31/05
10.749148	449,939.142	10.760209	4,991.698	12/31/04
10.095432	859,221.923	8.956974	4,988.977	12/31/03
Invesco V.I. Mid Cap Growth Fund-Series I) (formerly Invesco Van Kampen Mid Cap Growth Fund) (Inception Date 5/1/2012)
9.779536	815,554.470	9.789704	3,176.978	12/31/12
Invesco V.I. Small Cap Equity Fund-Series I Shares (Inception Date 12/1/2004)
14.711363	208,253.920	14.893732	3,975.846	12/31/12
13.101043	256,379.488	13.243165	1,520.712	12/31/11
13.383892	236,908.714	13.508548	2,035.984	12/31/10
10.560052	233,790.333	10.642207	5,438.438	12/31/09
8.830277	221,619.162	8.885427	5,588.439	12/31/08
13.038707	199,548.559	13.100073	6,370.782	12/31/07
12.572746	59,594.167	12.612595	1,809.113	12/31/06
10.857407	15,527.249	10.875302	2,705.709	12/31/05
10.184771	48.134	10.186091	0.000	12/31/04
Janus Aspen Balanced Portfolio-Institutional Shares (Inception Date 7/15/1997)
27.644471	1,306,046.946	22.082456	24,444.146	12/31/12
24.678000	1,444,863.868	19.682695	24,053.453	12/31/11
24.624243	1,714,139.143	19.610016	22,607.028	12/31/10
23.041572	1,889,388.689	18.321739	35,590.043	12/31/09
18.563244	2,106,521.139	14.738320	35,262.387	12/31/08
22.371024	2,407,948.228	17.734412	33,950.614	12/31/07
20.527683	2,849,443.225	16.248241	31,326.242	12/31/06
18.802986	3,224,954.488	14.860520	30,739.469	12/31/05
17.664922	3,596,278.746	13.939897	28,575.277	12/31/04
16.507560	3,685,075.400	13.006905	25,172.606	12/31/03
Janus Aspen Enterprise Portfolio-Institutional Shares ( (Inception Date 7/15/1997)
23.567783	547,374.229	18.846755	2,485.119	12/31/12
20.380175	598,482.932	16.272764	2,466.761	12/31/11
20.966800	671,167.587	16.715739	2,839.867	12/31/10
16.896627	773,505.725	13.450339	767.793	12/31/09
11.832549	844,041.239	9.404818	627.024	12/31/08
21.325158	959,193.271	16.923833	601.710	12/31/07
17.723408	1,111,731.741	14.043955	481.607	12/31/06
15.820887	1,192,692.579	12.517389	3,029.460	12/31/05
14.286652	1,246,239.904	11.286377	0.000	12/31/04
11.999290	1,291,553.100	9.465056	0.000	12/31/03
Janus Aspen Forty Portfolio-Institutional Shares (Inception Date 5/1/1999)
14.506123	802,313.680	14.808308	12,292.044	12/31/12
11.850045	871,789.682	12.078414	15,132.420	12/31/11
12.880192	1,049,746.282	13.108480	13,738.288	12/31/10
12.237077	1,142,119.314	12.435039	11,903.088	12/31/09
8.481186	1,176,081.761	8.605297	13,914.388	12/31/08
15.402418	1,180,450.358	15.603909	12,691.603	12/31/07
11.403714	1,272,789.383	11.535242	10,429.872	12/31/06

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
10.576925	1,421,322.533	10.682685	11,093.343	12/31/05
9.505422	1,369,066.381	9.585912	7,843.530	12/31/04
8.153727	1,483,721.928	8.210347	6,761.170	12/31/03
Janus Aspen Janus Portfolio-Institutional Shares ( (Inception Date 7/15/1997)
14.901656	831,345.772	12.152807	5,813.849	12/31/12
12.745249	938,110.836	10.378310	6,724.471	12/31/11
13.649497	1,051,736.558	11.097756	9,134.271	12/31/10
12.088320	1,152,693.064	9.813502	7,061.448	12/31/09
8.991468	1,287,933.053	7.288328	7,323.575	12/31/08
15.128819	1,451,223.867	12.244397	6,409.562	12/31/07
13.332590	1,661,699.848	10.774147	5,554.950	12/31/06
12.140136	1,816,341.463	9.795642	8,863.042	12/31/05
11.805932	1,963,661.008	9.511537	5,388.088	12/31/04
11.455733	2,117,639.460	9.215438	5,531.696	12/31/03
Janus Aspen Overseas Portfolio-Institutional Shares (Inception Date 7/15/1997)
26.884279	691,417.785	22.075725	22,134.338	12/31/12
24.031504	779,936.822	19.703019	21,145.876	12/31/11
35.931621	883,475.809	29.414927	24,688.646	12/31/10
29.081634	983,173.085	23.771138	23,952.663	12/31/09
16.426264	1,076,456.667	13.406317	24,489.654	12/31/08
34.791646	1,193,428.967	28.351760	22,978.545	12/31/07
27.500771	1,183,279.918	22.376171	19,213.077	12/31/06
18.969977	966,575.134	15.411650	14,006.180	12/31/05
14.542258	681,071.772	11.796574	11,536.669	12/31/04
12.398800	669,789.197	10.042608	9,400.966	12/31/03
Morgan Stanley UIF Core Plus Fixed Income Portfolio-Class I (Inception Date 7/15/1997)
17.722742	373,704.364	16.868344	15,609.756	12/31/12
16.425104	438,941.370	15.609363	10,167.160	12/31/11
15.767295	498,734.935	14.961497	15,978.333	12/31/10
14.924840	558,865.908	14.140559	22,405.676	12/31/09
13.805232	633,167.502	13.059903	21,598.445	12/31/08
15.593051	790,109.961	14.728691	19,565.182	12/31/07
14.997858	934,853.788	14.144834	17,328.704	12/31/06
14.663212	1,031,163.550	13.808240	18,130.319	12/31/05
14.269584	1,040,814.398	13.417180	12,598.333	12/31/04
13.866152	1,111,500.860	13.018146	11,072.438	12/31/03
Morgan Stanley UIF Mid Cap Growth Portfolio-Class I (Inception Date 5/1/2007)
11.751763	119,005.736	11.853799	0.000	12/31/12
10.966476	145,923.088	11.044782	1,822.650	12/31/11
11.974622	79,274.644	12.041812	1,841.060	12/31/10
9.178449	89,948.195	9.215921	0.000	12/31/09
5.904344	47,092.588	5.919439	24.374	12/31/08
11.249638	24,266.882	11.261144	0.000	12/31/07
Morgan Stanley UIF U.S. Real Estate Portfolio-Class I (Inception Date 7/15/1997)
35.551082	257,201.976	34.378331	7,297.310	12/31/12
31.128766	275,350.847	30.055897	6,649.244	12/31/11
29.805360	300,625.243	28.734447	6,875.161	12/31/10
23.259087	317,774.229	22.389345	7,432.246	12/31/09
18.378595	350,079.782	17.664409	7,296.492	12/31/08
30.015533	439,009.316	28.804897	6,909.522	12/31/07
36.711245	617,880.841	35.176624	6,702.469	12/31/06
26.969864	638,271.701	25.803315	4,982.523	12/31/05
23.367170	618,052.255	22.322550	2,468.640	12/31/04
17.374679	549,927.036	16.572889	944.337	12/31/03
Oppenheimer Capital Appreciation Fund/VA- Non-Service Shares (Inception Date 12/1/2004)
11.598687	144,156.056	11.742388	1,047.827	12/31/12
10.308821	164,924.900	10.420589	1,174.714	12/31/11
10.576448	215,170.664	10.674899	1,081.250	12/31/10
9.803405	256,120.266	9.879633	944.770	12/31/09
6.879768	231,588.838	6.922729	822.576	12/31/08
12.807951	209,919.379	12.868209	416.865	12/31/07
11.380578	206,005.347	11.416632	0.000	12/31/06
10.691883	85,720.169	10.709490	0.000	12/31/05
10.317159	581.341	10.318490	0.000	12/31/04
Oppenheimer Capital Income Fund /VA-Non-Service Shares (formerly Oppenheimer Balanced Fund) (Inception Date 12/1/2004)
9.691634	124,751.493	9.811770	953.713	12/31/12
8.750125	134,854.577	8.845049	1,862.130	12/31/11

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
8.810674	144,447.330	8.892734	1,730.806	12/31/10
7.913698	172,651.262	7.975265	5,991.944	12/31/09
6.584545	185,839.541	6.625673	5,623.450	12/31/08
11.814395	264,436.247	11.870003	5,092.145	12/31/07
11.545935	284,653.565	11.582542	3,550.912	12/31/06
10.535194	293,699.326	10.552554	6,792.953	12/31/05
10.284433	3,001.731	10.285758	0.000	12/31/04
Oppenheimer Main Street Fund®/VA- Non-Service Shares (Inception Date 12/1/2004)
12.603989	203,758.852	12.760155	245.354	12/31/12
10.938382	233,060.022	11.056991	2,527.240	12/31/11
11.094979	209,672.563	11.198271	2,427.990	12/31/10
9.691422	190,755.847	9.766786	2,231.775	12/31/09
7.661801	169,948.768	7.709633	2,012.601	12/31/08
12.629722	217,168.911	12.689145	2,329.317	12/31/07
12.267378	188,104.597	12.306240	1,521.948	12/31/06
10.816022	161,384.797	10.833842	929.864	12/31/05
10.350617	13,062.128	10.351950	0.000	12/31/04
PIMCO VIT Real Return Portfolio-Administrative Class (Inception Date 12/1/2004)
14.918978	329,750.940	15.103770	2,113.435	12/31/12
13.912909	371,829.090	14.063709	1,876.652	12/31/11
12.634272	431,883.399	12.751853	0.000	12/31/10
11.852373	424,389.110	11.944493	0.000	12/31/09
10.153005	379,477.577	10.216367	0.000	12/31/08
11.079101	207,278.006	11.131246	0.000	12/31/07
10.154210	212,006.902	10.186397	0.000	12/31/06
10.224854	240,401.144	10.241706	0.000	12/31/05
10.156423	10,066.473	10.157733	0.000	12/31/04
PIMCO VIT Total Return Portfolio-Administrative Class (Inception Date 12/1/2004)
15.279607	437,458.142	15.468908	20,174.509	12/31/12
14.139882	453,654.585	14.293183	18,995.943	12/31/11
13.840269	553,959.718	13.969099	13,524.404	12/31/10
12.982892	470,047.023	13.083816	4,284.346	12/31/09
11.542860	423,985.467	11.614901	2,577.746	12/31/08
11.170817	238,092.027	11.223392	1,205.180	12/31/07
10.417487	207,153.358	10.450511	972.190	12/31/06
10.173284	199,476.486	10.190049	879.659	12/31/05
10.070332	627.100	10.071632	0.000	12/31/04
Templeton Foreign Securities Fund-Class 2 (Inception Date 5/1/2007)
9.317125	118,926.202	9.398015	494.453	12/31/12
7.992835	109,755.477	8.049901	2,134.341	12/31/11
9.070806	119,643.525	9.121690	1,909.089	12/31/10
8.486115	104,462.210	8.520749	2,078.695	12/31/09
6.280197	71,522.023	6.296240	1,580.694	12/31/08
10.683643	40,534.202	10.694561	1,028.647	12/31/07
Wilshire 2015 ETF Fund (Inception Date 5/1/2007)
10.812803	41,913.564	10.906638	0.000	12/31/12
9.750608	50,683.369	9.820196	0.000	12/31/11
9.736952	52,637.163	9.791567	0.000	12/31/10
8.853895	71,047.736	8.890023	0.000	12/31/09
7.460428	46,470.538	7.479481	0.000	12/31/08
10.007599	17,496.921	10.017831	0.000	12/31/07
Wilshire 2025 ETF Fund (Inception Date 5/1/2007)
10.157895	33,150.161	10.246062	1,539.600	12/31/12
9.139184	35,659.897	9.204417	994.796	12/31/11
9.244323	28,997.460	9.296175	774.413	12/31/10
8.378892	23,545.507	8.413094	392.236	12/31/09
7.054421	10,980.789	7.072444	524.681	12/31/08
9.970642	8,817.071	9.980833	107.599	12/31/07
Wilshire 2035 ETF Fund (Inception Date 5/1/2007)
9.436155	34,919.240	9.518060	0.000	12/31/12
8.388909	40,371.374	8.448797	0.000	12/31/11
8.653185	29,961.078	8.701735	0.000	12/31/10
7.790364	27,324.342	7.822160	0.000	12/31/09
6.535932	20,882.706	6.552632	0.000	12/31/08
9.921001	3,691.070	9.931143	0.000	12/31/07

The above table gives year-end Accumulation Unit information for each Subaccount from December 31, 2003 (or the effective date of the Subaccount, if later) to December 31, 2012. This information should be read in conjunction with the Separate Account financial statements including the notes to those statements. The beginning Accumulation Unit Value for the Dreyfus VIF Money Market Portfolio Subaccount was 1.000000 as of its inception date. The beginning Accumulation Unit Value for each other Subaccount was 10.000000 as of its inception date.

If you have invested in a Subaccount that is closed to new investors, the condensed financial information for the Subaccount will be contained in a Supplemental Prospectus dated May 1, 2013 for Closed Subaccounts.

APPENDIX B: TRANSFER RESTRICTIONS

Restrictions on Transfers; Disruptive Trading, Market Timing and Frequent Transfers. We discourage (and will take action to deter) short-term trading in the Contracts because the frequent movement between or among Subaccounts may negatively impact other Contract Owners, Annuitants and Beneficiaries. Short-term trading can result in: (1) the dilution of Accumulation Unit Values or Portfolio net asset values; (2) Portfolio advisors taking actions that negatively impact performance such as keeping a larger portion of the Portfolio assets in cash or liquidating investments prematurely in order to support redemption requests; and (3) increased administrative costs due to frequent purchases and redemptions To help protect Contract Owners, Annuitants and Beneficiaries from the negative impact of these practices, we have implemented several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. There is no guarantee that we will be able to detect harmful trading practices, or, if it is detected, to prevent recurrences.

U.S. Mail Restrictions on Persons Engaged in Harmful Trading Practices. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices and we produce and examine transaction reports. Generally, a Contract may appear on these reports if the Contract Owner (or a third party acting on their behalf) engages in a certain number of “transfer events” in a given period. A “transfer event” is any transfer, or combination of transfers, occurring on a given trading day (Valuation Date). For example, multiple transfers by a Contract Owner involving 10 underlying Portfolios in one day count as one transfer event. A single transfer occurring on a given trading day and involving only 2 underlying Portfolios (or one underlying Portfolio if the transfer is made to or from the Fixed Account options) will also count as one transfer event. A transfer event would not include a transfer made pursuant to one of the automatic transfer programs such as dollar cost averaging, portfolio rebalancing and interest sweep.

As a result of this monitoring process, we may restrict the method of communication by which transfer requests will be accepted. In general, we will adhere to the following guidelines.

Trading Behavior	Our Response
6 or more transfer events in one quarter of a contract year

We will mail a letter to the Contract Owner notifying the Contract Owner that:

•     we have identified the Contract Owner as a person engaging in harmful trading practices; and

•     if the Contract Owner’s transfer events exceed 12 in one contract year, we will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by other means such as electronic means or overnight, priority or courier delivery.

More than 12 transfer events in one contract year	We will automatically require the Contract Owner to submit transfer requests via regular first-class U.S. mail and we will not accept transfer requests from the Contract Owner that are sent by any other means.

On each Contract anniversary, we will start the monitoring anew, so that each Contract starts with zero transfer events the first day of each new contract year. See, however, the “Other Restrictions” provision below.

U.S Mail Restrictions on Managers of Multiple Contracts. Some investment advisors/representatives manage the assets of multiple Contracts pursuant to trading authority granted or conveyed by multiple Contract Owners. We generally will require these multi-contract advisors to submit all transfers requests via regular first-class U.S. mail.

The Company may permit a manager of multiple contracts to submit transfer requests other than by mail upon written request if contracts are managed independently rather than in the aggregate. The manager of multiple contracts must provide the Company with sufficient information regarding the management methodology to support the representation that aggregate transfers will not be an intended or unintended consequence of day to day management decisions. The Company will monitor the contracts associated with the grant of any exception and, in the event a pattern of aggregate transactions emerges, again require transfer request via U.S. mail.

Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect Contract Owners, Annuitants, and Beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some Contract Owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of our monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted. We will consider the following factors:

•	the dollar amount involved in the transfer event

•	the total assets of the Portfolio involved in the transfer event

•	the number of transfer events completed in the current quarter of the contract year

•	whether the transfer event is part of a pattern of transfer events designed to take advantage of short-term market fluctuations or market efficiencies

In addition, the Portfolios reserve the right, in their sole discretion and without prior notice, to reject, restrict or refuse purchase orders received from insurance company separate accounts that the Portfolios determine not to be in the best interest of their shareholders. We will apply such rejections, restrictions or refusals by the Portfolios uniformly and without exception.

The restrictions discussed above are designed to prevent harmful trading practices. Despite such transfer restrictions, there is a risk that such harmful trading practices could still occur. If we determine our goal of curtailing harmful trading practices is not being fulfilled, we may amend or replace the procedures described above without prior notice. We will consider waiving the procedures described above for unanticipated financial emergencies; for example, if extent economic conditions arise such that the impact of short-term trading is benign or a positive, the Company may allow it.

Information Sharing. As required by Rule 22c-2 under the Investment Company Act of 1940, we have entered into information sharing agreements with Portfolio companies. Under the terms of these agreements, we are required, if requested by a Portfolio company:

•	To provide Contract owner information and information about transactions in the Portfolio shares during a specified period; and

•

To prohibit or restrict further purchases or exchanges by a Contract owner if the Portfolio company identifies the Contract owner as a person who has engaged in trading that violated the Portfolio company’s frequent trading policies.

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2013

THE COMMODORE SPIRIT®	THE COMMODORE ADVANTAGE®	THE COMMODORE INDEPENDENCE®

Annuity Investors Life Insurance Company (the “Company,” “we,” “our” or “us”) is providing you with this Supplemental Prospectus that supplements and should be read with the prospectus (“Contract Prospectus”) dated May 1, 2013, for either The Commodore Spirit®, The Commodore Advantage® or The Commodore Independence® Variable Annuity (the “Contract”). The Contract Prospectus contains details regarding your Contract. Please read the Contract Prospectus and this Supplemental Prospectus carefully and keep them for future reference.

Unless otherwise indicated, terms used in this Supplemental Prospectus have the same meaning as in the Contract Prospectus. Unless the context requires otherwise, all provisions of the Contract Prospectus are applicable to the Subaccounts described in this Supplemental Prospectus.

This Supplemental Prospectus provides information you should know before making any decision to allocate purchase payments or transfer amounts to the subaccounts (collectively, the “Closed Subaccounts”) investing in the Portfolios listed below. The Closed Subaccounts are additional investment options of the Contracts available only to Contract Owners who held Accumulation Units in the applicable Closed Subaccount on the cutoff date listed below. Each of these investment options will become unavailable to you once you no longer have money in that Subaccount.

Cutoff Date
Calamos: Calamos Growth and Income Portfolio	April 30, 2012
Janus Aspen Series: Global Research Portfolio (formerly Worldwide Portfolio)-Institutional Shares	November 30, 2004
The Timothy Plan Variable Series: Conservative Growth Variable Series	November 30, 2004
The Timothy Plan Variable Series: Strategic Growth Variable Series	November 30, 2004

Effective May 1, 2013, Janus Aspen Worldwide Portfolio changed its name to Janus Aspen Global Research Portfolio.

The Statement of Additional Information (“SAI”) dated May 1, 2013, contains more information about the Separate Account and the Contracts, including the Subaccounts. We filed the SAI with the Securities and Exchange Commission and it is legally part of the Contract Prospectus and this Supplemental Prospectus. The table of contents for the SAI is located on the last page of the Contract Prospectus. For a free copy, complete and return the form on the last page of the Contract Prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the Securities and Exchange Commission about the Company, the Separate Account and the Contracts at the Securities and Exchange Commission’s website: http:\\www.sec.gov. The registration number for each Contract is: The Commodore Spirit® 333-19725, The Commodore Advantage® 333-51971, and The Commodore Independence® 333-51955.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUS OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

You should rely only on the information contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI, or our approved sales literature. The description of the Contract in the Contract Prospectus is subject to the specific terms of your Contract as it contains specific contractual provisions and conditions. If the terms of your Contract differ from those in the Contract Prospectus, you should rely on the terms in your Contract. No one is authorized to give any information or make any representation other than those contained in the Contract, the Contract Prospectus, this Supplemental Prospectus, the SAI or our approved sales literature.

•     These securities may be sold by a bank or credit union, but are not financial institution products.

•     The Contracts are not FDIC or NCUSIF insured.

•     The Contracts are obligations of the Company and not of the bank or credit union.

•     The bank or credit union does not guarantee the Company’s obligations under the Contracts.

•     The Contracts involve investment risk and may lose value.

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EXPENSE TABLES

The “Table C: Total Annual Portfolio Operating Expenses” subsection and the “Expense Examples” subsection in this section of the Supplemental Prospectus differ from the corresponding tables in the Contract Prospectus. The following tables have been revised to include information with respect to each Closed Subaccount.

Table C: Total Annual Portfolio Operating Expenses

The next tables shows the minimum and maximum total operating expenses of the Portfolios, including those associated with the Closed Subaccounts, that you may pay periodically during the time that you own the Contract. These expenses are deducted from Portfolio assets and include management fees, distribution and service (12b-1) fees, acquired fund fees and other expenses. More detail concerning each Portfolio’s fees and expenses is contained in the prospectus for that Portfolio.

Minimum	Maximum
0.28%	2.10%

The minimum expenses are the expenses of the Dreyfus Stock Index Fund, Inc. The maximum expenses are the expenses of the Timothy Plan Strategic Growth Variable Series Fund.

The information about Portfolio expenses that the Company used to prepare this table was provided to the Company by the Portfolios. The Company has not independently verified the Portfolio expense information. The minimum and maximum expenses shown in the table are for the year ended December 31, 2012. Actual expenses of a Portfolio in future years may be higher or lower.

The Portfolios in the Financial Investors Variable Insurance Trust, the Timothy Plan Variable Series and the Wilshire Variable Insurance Trust are structured as “fund of funds” and invest in other investment companies (“Acquired Funds”). As a result, each Ibbotson portfolio, each Timothy portfolio and each Wilshire portfolio will likely incur higher expenses than fund that invest directly in securities and you will effectively be paying a portion of the management fees and other expenses of the Acquired Funds.

EXAMPLES

Examples for The Commodore Advantage® Contract.

These additional examples are intended to help you compare the cost of investing in the Advantage® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Advantage® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Advantage®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Advantage® Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.10%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Advantage® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,188	$1,935	$2,686	$5,094
We assume that you keep your Advantage® Contract and leave your money in your Advantage® Contract for the entire period or you annuitize your Advantage® Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$388	$1,235	$2,186	$5,094

Examples for The Commodore Independence® Contract.

These additional examples are intended to help you compare the cost of investing in the Independence® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Independence® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Independence®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables

2

below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Independence® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($40), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.10%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender Independence® Contract, you keep your Independence® Contract and leave your money in your Independence® Contract for the entire period or you annuitize your Independence® Contract at the end of the period. Contingent deferred sales charges do not apply to this Contract. In this case, your costs would be:	$398	$1,266	$2,238	$5,200

Examples for The Commodore Spirit® Contract.

These additional examples are intended to help you compare the cost of investing in the Spirit® Contract with the cost of investing in other variable annuity contracts. These costs include the Contract Owner transaction expenses (described in Table A of the Spirit® prospectus), the annual contract maintenance fee and the Separate Account expenses (described in Table B of the Spirit®), and Portfolio fees and expenses (described in Table C above). By comparing the costs shown in the tables below for each example, you can see the impact of early withdrawal charges on your costs. For an example of a Contract with Minimum Fund Operating Expenses, please see the Contract Prospectus.

Example 1: Contract with Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.40%), and the maximum Portfolio expenses (2.10%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Spirit® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,088	$1,735	$2,486	$5,094
We assume that you keep your Spirit® Contract and leave your money in your Spirit® Contract for the entire period or you annuitize your Spirit® Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$388	$1,235	$2,186	$5,094

Example 1A: Contract with Maximum Fund Operating Expenses and Highest Possible Separate Account Charges

Assumptions

•	You purchase an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Spirit® Contract for the periods indicated and your investment has a 5% return each year.

•	The annual contract maintenance fee ($30), the maximum Separate Account annual expenses (1.65%), and the maximum Portfolio expenses (2.10%) are incurred.

	1 year	3 years	5 years	10 years
We assume that you surrender your Spirit® Contract at the end of the period. We also assume that the applicable contingent deferred sales charge is incurred. In this case, your costs would be:	$1,113	$1,812	$2,617	$5,370
We assume that you keep your Spirit® Contract and leave your money in your Spirit® Contract for the entire period or you annuitize your Spirit® Contract at the end of the period. The contingent deferred sales charge does not apply in these situations. In this case, your costs would be:	$413	$1,312	$2,317	$5,370

3

FINANCIAL INFORMATION

The “Financial Information” section of each prospectus is supplemented as follows:

Condensed Financial Information. Appendix A to this Supplemental Prospectus provides condensed financial information for the Commodore Spirit®, the Commodore Advantage®, and the Commodore Independence® variable annuities with respect to each Closed Subaccount. This information includes the following information: (1) year-end accumulation unit values for each Subaccount for each of the last 10 fiscal years through December 31, 2012, or from the end of the year of inception of a Subaccount, if later, to December 31, 2012; and (2) number of accumulation units outstanding as of the end of each period.

THE PORTFOLIOS

The “Portfolios” section of each prospectus is supplemented as follows:

The Separate Account currently offers each of the Closed Subaccounts only to the Contract Owners who held Accumulation Units in such Closed Subaccount on the date it was closed to new investors (as indicated on the first page of this Supplemental Prospectus). Each Closed Subaccount invests in the corresponding Portfolio listed below, which has its own investment objectives, policies and practices. The current Portfolio prospectuses, which accompany this Supplemental Prospectus, contain additional information concerning the investment objectives and policies of the Portfolios, the investment advisory services and administrative services of the Portfolios, and the charges of the Portfolios.

You should read the Portfolio prospectuses and this Supplemental Prospectus carefully before making any decision concerning allocating additional purchase payments or transferring amounts to any of these Closed Subaccounts or the Subaccounts.

PORTFOLIO	SHARE CLASS	ADVISOR	INVESTMENT CATEGORY
Calamos Advisors Trust
Calamos Growth and Income Portfolio	N/A	Calamos Advisors	Balanced: Moderate allocation
Janus Aspen Series
Global Research Portfolio	Institutional	Janus Capital Management LLC	International equity: World stock
The Timothy Plan Variable Series
Conservative Growth Variable Series	N/A	Timothy Partners, Ltd.	Balanced: Moderate allocation
Strategic Growth Variable Series	N/A	Timothy Partners, Ltd.	Domestic equity: Mid cap growth

4

APPENDIX A: CONDENSED FINANCIAL INFORMATION

The tables below give year-end Accumulation Unit information for the Commodore Spirit®, Commodore Advantage®, and Commodore Independence® variable annuities with respect to each Closed Subaccount from December 31, 2003 (or the effective date of the Subaccount, if later) to December 31, 2012. The information should be read in conjunction with the Separate Account financial statements, including the notes to those statements. The beginning Accumulation Unit Value for each Closed Subaccount shown was 10.00000 as of its inception date.

The Commodore Advantage® (Current Contract)

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Standard with Administration Charges Waived Accumulation Unit Value	Number of Standard with Administration Charges Waived Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
10.963522	156,626.753	11.058673	8,963.962	12/31/12
10.255741	193,925.031	10.328940	9,425.793	12/31/11
10.599686	139,497.772	10.659148	7,548.191	12/31/10
9.633554	118,358.600	9.672878	1,059.515	12/31/09
7.007788	111,399.974	7.025689	1,059.515	12/31/08
10.412111	51,983.045	10.422751	1,033.447	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997) (formerly Janus Aspen Worldwide Portfolio)
13.551778	664,771.959	10.618971	75.155	12/31/12
11.446628	732,998.451	8.955701	75.155	12/31/11
13.458370	829,951.849	10.513680	75.155	12/31/10
11.783409	902,705.882	9.191218	9,612.559	12/31/09
8.678898	1,008,264.804	6.759364	9,612.550	12/31/08
15.907143	1,161,307.113	12.369963	9,914.578	12/31/07
14.717387	1,410,898.731	11.427272	9,745.222	12/31/06
12.627182	1,622,445.152	9.789468	17,865.960	12/31/05
12.096493	1,892,337.612	9.363811	18,261.241	12/31/04
11.708282	2,099,555.231	9.049605	17,208.944	12/31/03
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
13.083891	190,575.158	13.297211	0.000	12/31/12
12.311332	208,075.572	12.492916	0.000	12/31/11
12.253392	249,890.123	12.415263	0.000	12/31/10
11.051517	267,285.063	11.180501	0.000	12/31/09
9.127064	321,412.820	9.219554	0.000	12/31/08
12.952754	455,222.276	13.064018	0.000	12/31/07
12.081358	512,762.391	12.166498	0.000	12/31/06
11.224446	572,609.363	11.286400	856.937	12/31/05
10.806880	586,564.485	10.850052	619.421	12/31/04
10.342389	348,794.768	10.368005	0.000	12/31/03
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
11.940945	232,823.335	12.135373	0.000	12/31/12
10.870014	257,828.180	11.030114	0.000	12/31/11
11.448022	283,338.056	11.599004	0.000	12/31/10
10.063779	347,592.943	10.181022	0.000	12/31/09
7.882894	412,084.563	7.962596	0.000	12/31/08
13.227039	518,810.234	13.340344	0.000	12/31/07
12.181313	629,515.069	12.266874	0.000	12/31/06
11.247959	673,218.784	11.309780	0.000	12/31/05
10.772978	687,211.128	10.815763	0.000	12/31/04
10.104822	408,637.294	10.129626	0.000	12/31/03

5

The Commodore Independence® (Current Contract)

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (1.10% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group (0.90% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
10.963522	156,626.753	11.154431	845.823	11.282983	0.000	12/31/12
10.255741	193,925.031	10.402478	817.267	10.501048	0.000	12/31/11
10.599696	139,497.772	10.718782	914.186	10.798580	0.000	12/31/10
9.633554	118,358.600	9.712245	339.368	9.764828	0.000	12/31/09
7.007788	111,399.974	7.043597	429.616	7.067460	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.447519	0.000	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997) (formerly Janus Aspen Worldwide Portfolio)
13.551778	664,771.959	14.197374	6,775.661	11.171252	0.000	12/31/12
11.446628	732,998.451	11.955353	6,529.621	9.388051	0.000	12/31/11
13.458370	829,951.849	14.013887	6,397.044	10.982362	0.000	12/31/10
11.783409	902,705.882	12.232581	6,492.712	9.567083	0.000	12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	7.010936	0.000	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	12.784750	0.000	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	11.768528	0.000	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	10.046327	0.000	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	9.575676	0.000	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	9.221822	46,144.266	12/31/03
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
13.083891	190,575.158	13.513526	0.000	13.806822	0.000	12/31/12
12.311332	208,075.572	12.676785	0.000	12.925667	0.000	12/31/11
12.253392	249,890.123	12.578925	0.000	12.800088	0.000	12/31/10
11.051517	267,285.063	11.310713	13.208	11.486379	0.000	12/31/09
9.127064	321,412.820	9.312776	13.208	9.438349	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.326634	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.367019	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.432023	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.951356	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.428026	0.000	12/31/03
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
11.940945	232,823.335	12.332598	0.000	12.599960	0.000	12/31/12
10.870014	257,828.180	11.192284	0.000	11.411746	0.000	12/31/11
11.448022	283,338.056	11.751714	0.000	11.958045	0.000	12/31/10
10.063779	347,592.943	10.299424	0.000	10.459135	0.000	12/31/09
7.882894	412,084.563	8.042976	0.000	8.151231	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.607903	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.468482	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.455183	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.916251	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.187798	0.000	12/31/03

6

Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.95% Total Separate Account Expenses) Accumulation Units Outstanding	Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Unit Value	Number of Enhanced Group with Administration charges waived (0.75% Total Separate Account Expenses) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
11.250751	16,591.726	11.380226	0.000	12/31/12
10.476349	7,856.256	10.575471	0.000	12/31/11
10.778592	1,804.667	10.858723	0.000	12/31/10
9.751667	0.000	9.804401	0.000	12/31/09
7.061494	0.000	7.085385	598.528	12/31/08
10.443994	0.000	10.458123	0.000	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997) (formerly Janus Aspen Worldwide Portfolio)
14.530865	279.731	11.416525	0.000	12/31/12
12.217572	317.551	9.579617	0.000	12/31/11
14.299594	294.411	11.189554	0.000	12/31/10
12.463098	267.565	9.732872	0.000	12/31/09
9.137790	238.860	7.121653	3,191.505	12/31/08
16.671615	214.662	12.966900	2,734.959	12/31/07
15.354205	198.036	11.918070	2,527.467	12/31/06
13.113864	180.878	10.158682	2,571.733	12/31/05
12.505798	292.617	9.668184	2,190.387	12/31/04
12.049706	277.111	9.296883	2,169.871	12/31/03
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
13.733046	0.000	14.030797	0.000	12/31/12
12.863112	0.000	13.115406	0.000	12/31/11
12.744543	0.000	12.968410	0.000	12/31/10
11.442288	0.000	11.619853	0.000	12/31/09
9.406857	0.000	9.533610	2,295.238	12/31/08
13.288878	0.000	13.440722	4,102.160	12/31/07
12.338233	0.000	12.453961	4,166.020	12/31/06
11.411149	0.000	11.495051	2,663.055	12/31/05
10.936855	0.000	10.995154	133.936	12/31/04
10.419451	0.000	10.453956	6.078	12/31/03
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
12.532717	0.000	12.804079	0.000	12/31/12
11.356596	0.000	11.579021	0.000	12/31/11
11.906237	0.000	12.115037	0.000	12/31/10
10.419061	0.000	10.580473	0.000	12/31/09
8.124096	0.000	8.233353	277.991	12/31/08
13.569466	0.000	13.724129	225.416	12/31/07
12.439564	0.000	12.555889	182.582	12/31/06
11.434368	0.000	11.518110	132.752	12/31/05
10.901897	0.000	10.959701	70.404	12/31/04
10.179502	0.000	10.212939	30.285	12/31/03

7

The Commodore Spirit® (Current Contract)

Standard Accumulation Unit Value	Number of Standard Accumulation Units Outstanding	Enhanced Group Accumulation Unit Value	Number of Enhanced Group Accumulation Units Outstanding	Enhanced Group with Administration Charges Waived Accumulation Unit Value	Number of Enhanced Group with Administration Charges Waived Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
10.963522	156,626.753	11.154431	845.823	11.250751	16,591.726	12/31/12
10.255741	193,925.031	10.402478	817.267	10.476349	7,856.256	12/31/11
10.599686	139,497.772	10.718782	914.186	10.778592	1,804.667	12/31/10
9.633554	118,358.600	9.712245	339.368	9.751667	0.000	12/31/09
7.007788	111,399.974	7.043597	429.616	7.061494	0.000	12/31/08
10.412111	51,983.045	10.433387	230.905	10.443994	0.000	12/31/07
Janus Aspen Worldwide Portfolio-Institutional Shares (Inception Date 7/15/1997) (formerly Janus Aspen Worldwide Portfolio)
13.551778	664,771.959	14.197374	6,775.661	14.530865	279.731	12/31/12
11.446628	732,998.451	11.955353	6,529.621	12.217572	317.551	12/31/11
13.458370	829,951.849	14.013887	6,397.044	14.299594	294.411	12/31/10
11.783409	902,705.882	12.232581	6,492.712	12.463098	267.565	12/31/09
8.678898	1,008,264.804	8.982374	6,153.773	9.137790	238.860	12/31/08
15.907143	1,161,307.113	16.413070	6,328.041	16.671615	214.662	12/31/07
14.717387	1,410,898.731	15.139123	8,089.661	15.354205	198.036	12/31/06
12.627182	1,622,445.152	12.949718	9,847.675	13.113864	180.878	12/31/05
12.096493	1,892,337.612	12.367909	10,895.424	12.505798	292.617	12/31/04
11.708282	2,099,555.231	11.934844	14,464.542	12.049706	277.111	12/31/03
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
13.083891	190,575.158	13.513526	0.000	13.733046	0.000	12/31/12
12.311332	208,075.572	12.676785	0.000	12.863112	0.000	12/31/11
12.253392	249,890.123	12.578925	0.000	12.744543	0.000	12/31/10
11.051517	267,285.063	11.310713	13.208	11.442288	0.000	12/31/09
9.127064	321,412.820	9.312776	13.208	9.406857	0.000	12/31/08
12.952754	455,222.276	13.176001	13.418	13.288878	0.000	12/31/07
12.081358	512,762.391	12.252064	13.418	12.338233	0.000	12/31/06
11.224446	572,609.363	11.348586	13.418	11.411149	0.000	12/31/05
10.806880	586,564.485	10.893329	175.420	10.936855	0.000	12/31/04
10.342389	348,794.768	10.393659	37.886	10.419451	0.000	12/31/03
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
11.940945	232,823.335	12.332598	0.000	12.532717	0.000	12/31/12
10.870014	257,828.180	11.192284	0.000	11.356596	0.000	12/31/11
11.448022	283,338.056	11.751714	0.000	11.906237	0.000	12/31/10
10.063779	347,592.943	10.299424	0.000	10.419061	0.000	12/31/09
7.882894	412,084.563	8.042976	0.000	8.124096	0.000	12/31/08
13.227039	518,810.234	13.454461	0.000	13.569466	0.000	12/31/07
12.181313	629,515.069	12.352932	0.000	12.439564	0.000	12/31/06
11.247959	673,218.784	11.371889	0.000	11.434368	0.000	12/31/05
10.772978	687,211.128	10.858721	0.000	10.901897	0.000	12/31/04
10.104822	408,637.294	10.154501	0.000	10.179502	0.000	12/31/03

8

The Commodore Spirit® (Contract with Death Benefit Rider No Longer Available*)

•	See The Commodore Spirit® Contract Prospectus dated May 1, 2013 for more information about the Cancelled Death Benefit Rider.

Optional Death Benefit (issue age 65 and younger) Accumulation Unit Value	Number of Optional Death Benefit (issue age 65 and younger) Accumulation Units Outstanding	Optional Death Benefit (issue age over 65/under 79) Accumulation Unit Value	Number of Optional Death Benefit (issue age over 65/under 79) Accumulation Units Outstanding	Year
Calamos Growth and Income Portfolio (Inception Date 5/1/2007)
10.900516	1,270.754	10.806732	0.000	12/31/12
10.207208	1,258.202	10.134885	0.000	12/31/11
10.560214	420.014	10.501326	0.000	12/31/10
9.607427	0.000	9.568384	0.000	12/31/09
6.995880	0.000	6.978054	0.000	12/31/08
10.405023	0.000	10.394396	0.000	12/31/07
Janus Aspen Global Research Portfolio-Institutional Shares (Inception Date 7/15/1997) (formerly Janus Aspen Worldwide Portfolio)
13.342878	77.269	13.036141	0.000	12/31/12
11.281669	1,123.593	11.039187	0.000	12/31/11
13.277895	1,124.204	13.012271	0.000	12/31/10
11.637188	1,124.888	11.421722	0.000	12/31/09
8.579906	2,591.601	8.433883	0.000	12/31/08
15.741778	2,332.385	15.497595	0.000	12/31/07
14.579256	2,270.609	14.375089	0.000	12/31/06
12.521328	2,340.830	12.364730	0.000	12/31/05
12.007224	2,503.457	11.875064	0.000	12/31/04
11.633594	2,809.923	11.522959	0.000	12/31/03
The Timothy Plan Conservative Growth Variable Series (Inception Date 5/1/2002)
12.943681	186.410	12.736101	0.000	12/31/12
12.191822	206.643	12.014667	0.000	12/31/11
12.146740	3,047.096	11.988431	0.000	12/31/10
10.966451	3,013.278	10.840002	0.000	12/31/09
9.066003	10,848.742	8.975117	0.000	12/31/08
12.879212	10,816.707	12.769620	0.000	12/31/07
12.025018	9,153.898	11.940953	0.000	12/31/06
11.183411	4,407.021	11.122095	0.000	12/31/05
10.778271	4,590.387	10.735463	0.000	12/31/04
10.325409	7,343.039	10.299964	0.000	12/31/03
The Timothy Plan Strategic Growth Variable Series (Inception Date 5/1/2002)
11.813071	200.896	11.623867	0.000	12/31/12
10.764584	221.400	10.608383	0.000	12/31/11
11.348485	185.018	11.200818	0.000	12/31/10
9.986399	144.314	9.871459	0.000	12/31/09
7.830225	245.679	7.751894	0.000	12/31/08
13.152081	208.850	13.040454	0.000	12/31/07
12.124648	175.753	12.040151	0.000	12/31/06
11.206981	140.480	11.145787	0.000	12/31/05
10.744596	590.905	10.702146	0.000	12/31/04
10.088364	3,195.360	10.063711	0.000	12/31/03

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED VARIABLE ANNUITIES

SUPPLEMENTAL PROSPECTUS DATED MAY 1, 2013 FOR

CONTRACTS ISSUED BEFORE JUNE 1, 2009

Commodore Advantage® Contracts

Commodore Independence® Contracts

Commodore Spirit® Contracts

GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

GUARANTEED MINIMUM WITHDRAWAL BENEFIT RIDER

This supplemental prospectus provides information about the Guaranteed Lifetime Withdrawal Benefit Rider and the Guaranteed Minimum Withdrawal Benefit Rider (each, a “Rider” and together, the “Riders”). The Riders are available with the Commodore Advantage®, Commodore Independence® and Commodore Spirit® Contracts issued before June 1, 2009 (each, a “Contract” and together, the “Contracts”).

THIS SUPPLEMENTAL PROSPECTUS APPLIES TO CONTRACTS ISSUED BEFORE JUNE 1, 2009.

•	If your Contract effective date is before June 1, 2009, the Riders are included with your Contract and you should read this supplemental prospectus carefully and keep it for future reference.

•	If your Contract effective date is on or after June 1, 2009, the Riders are not included with your Contract and this supplemental prospectus does not apply to your Contract.

•	Your Contract effective date is set out on your Contract specifications page.

This supplemental prospectus supplements and should be read with the prospectus dated May 1, 2013, for your Contract. Unless otherwise indicated, terms used in this supplemental prospectus have the same meaning as in your Contract prospectus.

The Statement of Additional Information (“SAI”) dated May 1, 2013, contains more information about the Separate Account and the Contracts. We filed the SAI with the Securities and Exchange Commission (SEC) and it is legally part of the Contract prospectuses and this supplemental prospectus. The table of contents for the SAI is located on the last page of each Contract prospectus. For a free copy of the SAI, complete and return the form on the last page of the Contract prospectus, or call us at 1-800-789-6771. You may also access the SAI and the other documents filed with the SEC about the Company, the Separate Account and the Contracts at the SEC’s website: http:\\www.sec.gov. The registration number for each Contract is: Commodore Advantage® Contract 333-51971, Commodore Independence® Contract 333-51955, and Commodore Spirit® Contract 333-19725.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THE CONTRACT PROSPECTUSES OR THIS SUPPLEMENTAL PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No one is authorized to give any information or make any representation about the Riders other than those contained in this supplemental prospectus or our approved sales literature. You should rely only on Rider information contained in the applicable Rider, this supplemental prospectus, or our approved sales literature. The description of the Riders in this supplemental prospectus is subject to the specific terms of the Riders as they contain specific contractual provisions and conditions. If the terms of the Riders issued with your Contract differ from those in this supplemental prospectus, you should rely on the terms of the Riders issued with your Contract.

•	The Contracts may be sold by a bank or credit union, but they are not a deposit or obligation of the bank or credit union or guaranteed by the bank or credit union.

•	The Contracts are not FDIC or NCUSIF insured.

•	The Contracts involve investment risk and may lose value.

1

2

SUPPLEMENT TO EXPENSE TABLES

The following information supplements the Separate Account Annual Expenses table in your Contract prospectus.

	Current	Maximum
Guaranteed Lifetime Withdrawal Benefit Rider Charge	0.55%	1.20%
Guaranteed Lifetime Withdrawal Benefit Rider with Spousal Continuation Charge	0.70%	1.20%
Guaranteed Minimum Withdrawal Benefit Rider Charge	0.40%	1.00%

The current charges set out in the table are the Rider charges as of May 1, 2013. We may change the charge for your Rider at any time or times that:

•	you activate the Rider if you activate it on a date other than the Rider Issue Date;

•	you elect to reset the Benefit Base Amount; or

•	you take an Excess Withdrawal.

Only one of these optional Riders may be activated and in effect at any point in time.

•	If you choose to activate the Guaranteed Lifetime Withdrawal Benefit Rider, it will provide a lifetime withdrawal benefit, up to a certain amount each benefit year.

•	If you choose to activate the Guaranteed Minimum Withdrawal Benefit Rider, it will provide a minimum withdrawal benefit, up to a certain amount each benefit year.

You cannot activate either of these Riders if in the future we are no longer issuing that Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

If you activate one of these Riders, your investment options will be limited to certain designated Subaccounts.

Guaranteed withdrawal benefit rider charges are assessed only if you activate one of these optional Riders. Rider charges are calculated as a percentage of the Benefit Base Amount determined under the Rider. The Benefit Base Amount starts with the Account Value of the Contract on the date that the Rider is activated. However, after activation, the Benefit Base Amount will not reflect income, gains, or losses in your Account Value unless you elect to reset the Benefit Base Amount.

After a Rider is activated, withdrawals from the Contract other than to pay Rider charges or Rider Benefits will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. See the Guaranteed Living Withdrawal Benefit and Guaranteed Minimum Withdrawal Benefit sections of this prospectus.

After a Rider is activated, “excess withdrawals” from your Contract will reduce the Benefit Base Amount by the same percentage as the percentage reduction in the Account Value. “Excess withdrawals” can adversely affect the benefit provided by these Riders.

SUPPLEMENT TO EXAMPLES FOR COMMODORE ADVANTAGE® CONTRACTS

The following information supplements the Examples section in the Commodore Advantage® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated, a 4% bonus is credited to your Purchase Payment, and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred. The rider interest credit is 5%.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (1.00%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,197	$1,979	$2,785	$5,428
Table #2 assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. Table #2: If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$397	$1,279	$2,285	$5,428

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SUPPLEMENT TO EXAMPLES FOR COMMODORE INDEPENDENCE® CONTRACTS

The following information supplements the Examples section in the Commodore Independence® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation Rider when you purchase your Contract and the maximum Rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $40 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (1.00%) are incurred.

	1 year	3 years	5 years	10 years
If you surrender, annuitize or keep your Contract at the end of the period, your costs would be:	$407	$1,310	$2,338	$5,540

SUPPLEMENT TO EXAMPLES FOR COMMODORE SPIRIT® CONTRACTS

The following information supplements the Examples section in the Commodore Spirit® Contract prospectus.

Example for Contract with Optional Benefit Rider and Maximum Fund Operating Expenses

Assumptions

•	You invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (1.00%) are incurred.

Table #1 assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,097	$1,779	$2,585	$5,428
This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$397	$1,279	$2,285	$5,428

Example for Contract with Optional Benefit Rider, Highest Possible Separate Account Charges, and Maximum Fund Operating Expenses

Assumptions

•	You purchased an Optional Death Benefit Contract when you were over age 65, you invest $10,000 in the Contract for the periods indicated and your investment has a 5% return each year.

•	You activate the Guaranteed Lifetime Withdrawal Benefit with Spousal Continuation when you purchase your Contract and the maximum rider charge of 1.20% is incurred.

•	The annual contract maintenance fee of $30 and Separate Account annual expenses of 1.40% are incurred.

•	The maximum Portfolio expenses (1.00%) are incurred.

	1 year	3 years	5 years	10 years
This example assumes that you surrender your Contract at the end of the indicated period and the applicable contingent deferred sales charge is incurred. If you surrender your Contract at the end of the period, your costs would be:	$1,123	$1,857	$2,720	$5,719
This example assumes that you annuitize your Contract at the end of the indicated period or you keep your Contract and leave your money in your Contract for the entire period. If you annuitize your Contract at the end of the period or you keep your Contract for the entire period, your costs would be:	$423	$1,357	$2,420	$5,719

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OVERVIEW

The chart below provides a simple comparison of the general characteristics of the basic Riders.

	Guaranteed Lifetime Withdrawal Benefit Lifetime GRIP	Guaranteed Minimum Withdrawal Benefit PayPlan

What benefit does this Rider provide?	This Rider provides a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.	This Rider provides a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

When do Benefit Payments begin?	We will make Benefit payments upon your Written Request. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.	We will make Benefit payments upon your Written Request.

How much are the Benefit Payments?

The annual Benefit amount is a percentage of the Benefit Base Amount on the payment date. The percentage is based on the Insured’s age on Benefit Start Date as follows:

•    4% if the Insured is under age 60

•    5% if the Insured is age 60 or older

The annual Benefit amount is 5% of the Benefit Base Amount on the payment date.

When do Benefit Payments end?	Generally, all rights to take Benefit payments end when the Insured dies.	Your right to take Benefit payments will continue until the total Benefit payments equal the Benefit Base Amount. This is not a fixed period.

How much does the Rider cost?	The current charge for the Lifetime GRIP Rider for each contract year is 0.65% of the Benefit Base Amount.	The current charge for the PayPlan Rider for each contract year is 0.40% of the Benefit Base Amount.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Lifetime Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a lifetime withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero. The Insured must be at least 55 years old on the Benefit Start Date to receive a Benefit under the Rider.

Rider Terms	Definitions

Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Insured	The person whose lifetime is used to measure the Benefits under the Rider. The Insured is set out on the Rider specifications page. The Insured cannot be changed after the issue date of the Rider as shown on the Rider specifications page.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to

5

activate the Spousal Benefit. Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

•

if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•

if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Minimum Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive Benefits for life, we will assess an annual charge not to exceed 1.20% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.55% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

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Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section of the Contract prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500. We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount before the Benefit Start Date

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. On or before the Benefit Start Date, the Benefit Base Amount will equal the greater of your Rollup Base Amount or your Reset Base Amount, if any.

Rollup Base Amount

Your Rollup Base Amount starts with your Account Value as of the Rider Effective Date. To this we add the amount of any Purchase Payments made since the Rider Effective Date. At the end of each of the first five Rider Years, as long as you have not taken an Excess Withdrawal, we also add a simple interest credit. Each interest credit is calculated as 5% of the Account Value on the Rider Effective Date, plus Purchase Payments received since the Rider Effective Date, and minus the Fixed Account value, if any, at the end of the Rider Year. There is no compounding. The interest credit for a Purchase Payment received during the Rider Year will be prorated. No further interest credit will be made after there has been a withdrawal from the Contract after the Rider Effective Date other than to pay Rider charges. If an Excess Withdrawal is taken, the Rollup Base Amount will be reduced by the same percentage as the percentage reduction in your Account Value.

Rollup Formulas

Rollup Base Amount =	Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date + Interest – Proportional reductions for Excess Withdrawals

Rollup Interest Credit =	(Account Value on Rider Effective Date + Purchase Payments received since the Rider Effective Date – Fixed Account value, if any at the end of the Rider Year) x 0.05

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Reset Base Amount

The Reset Base Amount starts with the Account Value of the Contract on the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below. If an Excess Withdrawal is taken, the Reset Base Amount is reduced by the same percentage as the percentage reduction in your Account Value.

Examples of Benefit Base Amount Calculation

These examples are intended to help you understand how the Base Benefit Amount is calculated. They assume that:

•	you make the Purchase Payments shown,

•	gains, losses, and charges cause your Account Value to vary as shown,

•	you take no withdrawals except as shown, and

•	you elect to reset on each Rider Anniversary on which your Account Value has increased over the prior year.

The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value. To calculate the Benefit Base Amount in the example, compare the Reset Base Amount (column 4) and the Rollup Base Amount (column 6) on each Rider Anniversary. The Benefit Base Amount is the greater of these two amounts.

An outstanding loan balance affects the amount of certain Rider benefits.

Example 1

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2	50,000	159,000	159,000	5,000	160,000	160,000
3		168,000	168,000	7,500	167,500	168,000
4		180,000	180,000	7,500	175,000	180,000
5		175,000	180,000	7,500	182,500	182,500
6		181,000	181,000		182,500	182,500
7		186,000	186,000		182,500	186,000
8		184,000	186,000		182,500	186,000
9		190,000	190,000		182,500	190,000

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 1 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $50,000 + $5,000 = $160,000	0.05 x $100,000 = $5,000
3	$160,000 + $7,500 = $167,500	0.05 x $150,000 = $7,500
4	$167,500 + $7,500 = $175,000	0.05 x $150,000 = $7,500
5	$175,000 + $7,500 = $182,500	0.05 x $150,000 = $7,500

Example 2

	Assume:		Then:
Rider Anniversary	Purchase Payment or Withdrawal	Account Value	Reset Base Amount	Rollup Interest Credits	Rollup Base Amount	Benefit Base Amount
0	$100,000	$100,000			$100,000	$100,000
1		106,000	$106,000	$5,000	105,000	106,000
2		109,000	108,000	5,000	110,000	110,000
3	-23,000	92,000	86,400		88,000	88,000
4		98,400	98,400		88,000	98,400
5		95,733	98,400		88,000	98,400
6		97,333	98,400		88,000	98,400
7		100,000	100,000		88,000	100,000

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8	98,933	100,000	88,000	100,000
9	100,533	100,533	88,000	100,533

This table shows how the Rollup Base Amount and the Rollup Interest Credits in Example 2 were calculated. The calculations are based on the Rollup Formulas set out above.

Rider Anniversary	Rollup Base Amount Calculation	Credit Calculation
0	$100,000
1	$100,000 + $5,000 = $105,000	0.05 x $100,000 = $5,000
2	$105,000 + $5,000 = $110,000	0.05 x $100,000 = $5,000
3	$110,000 - $22,000 = $88,000	None due to withdrawal
4	$88,000	None due to withdrawal
5	$88,000	None due to withdrawal

Because a withdrawal is taken, the Rollup Base Amount is reduced by the same percentage as the percentage reduction in the Account Value.

Percentage Reduction	1.00- ($92,000 / $92,000 + $23,000) = 1.00 – 0.80 = 20%
Rollup Base Amount Reduction	$110,000 x 0.20 = $22,000
New Rollup Base Amount	$110,000 - $22,000 = $88,000

Additional Information about the Benefit Base Amount Examples. The Account Values assumed in these examples are for illustration purposes only, and are not intended to predict the performance of any particular Subaccounts or Fixed Account options.

When a reset is elected, the Reset Base Amount prevents the Benefit Base Amount from falling when the Account Value falls due to investment losses. In these examples, on the 8th Rider Anniversary, the Reset Base Amount prevents a drop in the Benefit Base Amount even though the Account Value has fallen. It also prevents a drop in the Benefit Base Amount on the 5th Rider Anniversary but, in the first example, the Rollup Base Amount gave an even better result.

The Rollup Base Amount ensures that the Benefit Base Amount will grow by a minimum factor over the first five years. In the first example, on the 2nd, 5th, and 6th Rider Anniversaries, the Rollup Base Amount has grown by more than the cumulative growth in the Account Value and results in a Benefit Base Amount that is greater than the Account Value. In the second example, the Rollup Base Amount was beneficial on the 2nd Rider Anniversary, but Rollup Amounts stopped because of the withdrawal on the 3rd Rider Anniversary.

See the paragraphs labeled Rollup Base Amount and Reset Base Amount for a description of the manner in which we determine these amounts.

Lifetime Withdrawals

Anytime after the Rider Effective Date, you may begin taking the lifetime withdrawal Benefit if the Insured is at least 55 years old. On the Benefit Start Date, the Benefit Base Amount is set and will not change unless you take an Excess Withdrawal. Unless a Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured (who is typically you) on the Benefit Start Date as set out below.

Age of Insured on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

On the Benefit Start Date and each anniversary of the Benefit Start Date, the Benefit Base Amount will be multiplied by the Benefit Percentage to determine the Benefit amount for the following Benefit Year. Generally, the Benefit amount is the maximum amount that can be withdrawn from the Contract before the next anniversary of the Benefit Start Date without reducing the Benefit Base Amount. The ability to take a withdrawal Benefit will continue until the earlier of your death, annuitization, or any other event that terminates the Rider.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1/2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that

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are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Although lifetime withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make lifetime withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. Excess Withdrawals taken after the Benefit Start Date will cause an adjustment in the Benefit Base Amount. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the lifetime withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a lifetime withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year. Now assume that you have not previously taken an Excess Withdrawal, and you have not taken your Benefit for the current Benefit Year.

•	Then, when your Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	–6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	–6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	–15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new lifetime withdrawal Benefit.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

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•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Reset Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic resets, we will not reset the Reset Base Amount even if your Account Value is higher than the Reset Base Amount on the Contract Anniversary.

Spousal Benefit

Spousal Benefit Terms	Definitions

Spousal Benefit	A Benefit available after the death of the Insured for the remaining life of the Spouse.

Spouse	The person who is the spouse of the Insured as of the Rider Effective Date. A spouse will cease to be considered the Spouse if the marriage of the Insured and Spouse is terminated by divorce, dissolution, annulment, or for other cause apart from the death of the Insured. A new spouse cannot be substituted after the Rider Effective Date.

For an additional annual charge, you can elect, at the time that you activate the Rider, to add a Spousal Benefit if the Insured is married on that date.

The Spousal Benefit allows a surviving Spouse to continue to receive, for the duration of his/her lifetime, a withdrawal Benefit provided the following 4 conditions are satisfied:

•	you added the Spousal Benefit at the time that you activated the Rider;

•	the Spouse as of the Rider Effective Date remains the Spouse of the Insured through the death of the Insured;

•	no Death Benefit becomes payable under the Contract; and

•	the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract.

The Spouse’s right to a withdrawal Benefit will continue until his/her death or the termination of the Rider, whichever is first.

If the Spousal Benefit is in effect, the Benefit Percentage is determined based on the age of the Insured or the age of the Spouse, whichever is less, on the Benefit Start Date as set out below.

Age of Younger of Insured or Spouse on Benefit Start Date	Benefit Percentage
At least age 55 but under age 60	4.0%
Age 60 or older	5.0%

Currently, the additional annual charge for the Spousal Benefit is 0.15% of the Benefit Base Amount. After the Rider including the Spousal Benefit is activated, the annual Rider charge rate will never exceed 1.20% of the Benefit Base Amount.

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If during the life of the Insured the marriage terminates due to divorce, dissolution or annulment, or death of the Spouse, the Spousal Benefit will end. We will stop the associated Rider charge when we receive evidence of the termination of the marriage that is satisfactory to us. Once the Spousal Benefit has ended, it may not be re-elected or added to cover a subsequent spouse.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under the Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made.

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	at any time that the Insured transfers or assigns an ownership interest in the Contract;

•	if you or a joint owner of the Contract is not a human being, at any time that the Insured is no longer named as an Annuitant under the Contract;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•

upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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GUARANTEED MINIMUM WITHDRAWAL BENEFIT

Introduction

We offer a Guaranteed Minimum Withdrawal Benefit through a rider (the “Rider”). If you choose to activate the Rider, it will provide a minimum withdrawal Benefit, up to a certain amount each Benefit Year, even after the Contract value is zero.

Rider Terms	Definitions

Benefit	A guaranteed withdrawal benefit that is available under the Benefits section of the Rider.

Benefit Base Amount	The amount on which Rider charges and Benefit payments are based.

Benefit Start Date	The first day that a Benefit under the Rider is to be paid.

Benefit Year	A 12 month period beginning on the Benefit Start Date or on an anniversary of the Benefit Start Date.

Excess Withdrawal	(1) A withdrawal from the Contract after the Rider Effective Date and before the Benefit Start Date, or (2) a withdrawal from the Contract on or after the Benefit Start Date to the extent that the withdrawal exceeds the Benefit amount that is available on the date of payment. A withdrawal to pay Rider charges is never considered an Excess Withdrawal.

Designated Subaccount	Each Subaccount that we designate from time to time to hold Contract values on which Benefits may be based.

Rider Anniversary	The date in each year that is the annual anniversary of the Rider Effective Date.

Rider Effective Date	The Contract Effective Date or Contract Anniversary on which the Rider is activated.

Rider Year	Each 12 month period that begins on the Rider Effective Date or a Rider Anniversary.

Written Request	Information provided to us or a request made to use that is (1) complete and satisfactory to us and (2) on our form or in a manner satisfactory to us and (3) received by us at our administrative office, which is located at 301 E. 4th Street, Cincinnati OH 45202.

Activation of the Rider

You may elect to activate the Rider on the Contract effective date or on any Contract Anniversary. To activate the Rider, you must make a written request before the date on which the Rider is to take effect. The Ride is not effective until you activate it. If you activate the Rider on a date other than the Rider Issue Date, we may change the charge for your Rider. At the time of activation, you may elect to activate the Spousal Benefit.

Once the Rider is activated, you may not participate in the dollar cost averaging program otherwise available under the Contract.

You cannot activate the Rider

•

if the Contract is a tax-qualified contract and, on the Rider Effective Date, you will be 81 years old or older (or the Annuitant will be 81 years old or older if the Contract is owned by a plan sponsor or trustee);

•

if the Contract is a non-tax-qualified contract and, on the Rider Effective Date, you or the joint owner, if any, will be 86 years old or older (or the Annuitant will be 86 years old or older if you or a joint owner is not a human being);

•	if the Guaranteed Lifetime Withdrawal Benefit Rider is in effect;

•	an event has occurred that would terminate the Rider; or

•	if in the future we are no longer issuing the Rider with any new annuity contracts and we prohibit further activations on a nondiscriminatory basis.

We are no longer issuing the Rider but, if we issued the Rider with your Contract, you may activate it subject to the restrictions set out above. We will notify you if we prohibit further activations. You may decline the Rider at any time by Written Request.

The Rider may not be available in all states and may not be available with Contracts issued before September 7, 2007. If your Contract was issued in connection with an employer plan, the availability of the Rider may be restricted. For additional information about the availability of the Rider, contact us at P.O. Box 5423, Cincinnati OH 45201-5423, 1-800-789-6771.

Some Factors to Consider Before You Activate the Rider

If you activate the Rider, certain restrictions on investment options and withdrawals apply. These restrictions are designed to minimize the possibility that your Account Value will be reduced to zero before your death and, as a result, the possibility that we will be required to make Benefit payments under the Rider from our general account. Unless your Account Value is reduced to zero, Benefit payments are made from your Account Value. If your Account Value is reduced to zero, then Benefits payments are made from our general account. Any Benefit payments under the Rider that we make from our general account are subject to our financial strength and claims-paying ability.

To maximize your potential to receive Benefit payments under the Rider, you should not take any Excess Withdrawals. Due to the long-term nature of an annuity contract, there is a possibility that you may need to take withdrawals, in excess of the Benefit payments under

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the Rider, to meet your living expenses. Excess Withdrawals will reduce, and could eliminate, Benefit payments under the Rider and may increase the Rider charges.

If you receive Benefit payments under the Rider, there is a possibility that the total Benefit payments under the Rider will be less than the Rider charges that you paid. We will not refund the Rider charges that you pay even if you choose never to take any Benefit payments under the Rider, you never receive any Benefit payments under the Rider, or all Benefit payments under the Rider are made from your Account Value.

Certain qualified contracts may have restrictions that limit the benefit of the Rider.

Before activating the Rider, you should carefully consider the charges, limitations, restrictions and risks associated with the Rider as well as your personal circumstances. It may not be appropriate for you to activate the Rider if:

•	you plan on taking Excess Withdrawals from your Contract;

•	you do not plan to take Benefit payments under the Rider for a significant period of time; or

•	you are interested in maximizing the annuity benefit, the death benefit, or the tax-deferral nature of your Contract.

Consult your tax advisor and registered representative or other financial professional BEFORE you activate the Rider.

Rider Charge

In exchange for the ability to receive minimum withdrawal Benefits, we will assess an annual charge not to exceed 1% of the current Benefit Base Amount. The Rider charge offsets expenses that we incur in administering the Rider and compensates us for assuming the mortality and expense risks under the Rider. Currently, the charge is 0.40% of the current Benefit Base Amount. After the Rider is activated, the charge for your Rider will not change except under the circumstances described in “Reset Opportunities” below.

We will assess the Rider charge on each Rider Anniversary. We will also assess a prorated charge upon surrender of the Contract or termination of the Rider. We will take the Rider charge by withdrawing amounts proportionally from each Designated Subaccount (as discussed below) to which you have allocated your Account Value at the time the charge is taken.

Designated Subaccounts

Before the Rider Effective Date, you must transfer your Account Value to one or more Designated Subaccount(s) that you select. The required transfers must be made by Written Request. If you do not make the required transfers, we will reject your request to activate the Rider. The Designated Subaccounts are listed below.

Ibbotson Balanced ETF Asset Allocation Portfolio	Ibbotson Growth ETF Asset Allocation Portfolio
Ibbotson Conservative ETF Asset Allocation Portfolio	Ibbotson Income & Growth ETF Asset Allocation Portfolio

We reserve the right to change the Designated Subaccounts. If you have activated the Rider and it is in effect, any such change will not require a transfer of existing funds; however, such a change would prevent future allocations and transfers to a Subaccount that is no longer a designated Subaccount. We will send you a written notice of any change in the Designated Subaccounts. Additional information about the Designated Subaccounts is located in The Portfolios section and Appendix B of this prospectus.

The Designated Subaccounts are generally designed to provide consistent returns by minimizing risk. In minimizing risk, the Designated Subaccounts may also limit the potential for investment return. Consult your registered representative or other financial professional to assist you in determining whether the Designated Subaccounts provide investment options that are suited to your financial needs and risk tolerance.

Following the Rider Effective Date, you may reallocate your Account Value among the Designated Subaccounts in accordance with the Transfer provisions of the Contract.

Impact of the Rider on the Contract

Following the Rider Effective Date, we may decline to accept Purchase Payments to the Contract in excess of $50,000 per contract year. Before or after the Rider Effective Date, we may decline to accept any additional Purchase Payments to the Contract if we are no longer issuing annuity contracts with the Rider unless you decline or terminate the Rider. In this case, we will notify you that you must decline or terminate the Rider before we will accept any additional Purchase Payments to the Contract. If the Contract allows loans, all rights under the Rider will terminate if you fail to pay off all loans by the Benefit Start Date, and no new loans may be taken after the Benefit Start Date.

Impact on Transfers. If you activate the Rider, transfers will be limited to certain designated Subaccounts. The timing restrictions on transfers to and from the Fixed Accumulation Account do not apply to transfer made in connection with activating the Rider.

Impact on Withdrawals. Benefit payments under the Rider are exempt from the withdrawal limits. You can request a Benefit payment in an amount of $500 or less. A Benefit payment can be made that would reduce the Surrender Value of your Contract to less than $500.

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We will not terminate your Contract if Benefit payments under the Rider reduce the Surrender Value below $500. If you activate the Rider, then withdrawals may adversely affect the benefits under the Rider.

Annuity Benefit. If you activate the Rider, applicable Rider charges will reduce the Annuity Benefit amount.

Death Benefit. If you activate the Rider, applicable Rider charges will reduce the Death Benefit amount.

Benefit Base Amount

The amount of the Benefit payments that will be available to you under the Rider depends on the Benefit Base Amount. The Benefit Base Amount is used to calculate Benefit payments under the Rider. It is not a cash value, surrender value, or death benefit. It is not available for annuitization or withdrawal. It is not a minimum or guaranteed value for any Subaccount or any Contract value.

Unless you elect to reset, the Base Benefit Amount is equal to the Account Value on the Rider Effective Date, less adjustments for any Excess Withdrawals since the Rider Effective Date. On or after the most recent Rider Anniversary for which you elect to reset, as described under “Reset Opportunities” below, the Benefit Base Amount will be equal to your Account Value as of that Rider Anniversary, less adjustments for any Excess Withdrawals since that Rider Anniversary.

If you do not elect a reset by Written Request on an applicable Contract Anniversary or request automatic rests, we will not reset the Benefit Base Amount even if your Account Value is higher than the Benefit Base Amount on the Contract Anniversary.

No reset may be elected after the Benefit Start Date. The Benefit Base Amount is reduced by the same percentage as the percentage reduction in your Account Value due to the Excess Withdrawal.

An outstanding loan balance affects the amount of certain Rider benefits.

Minimum Withdrawals

Anytime after the Rider Effective Date, you may begin taking the minimum withdrawal Benefit. The Benefit amount that may be withdrawn during each Benefit Year is equal to 5% of the current Benefit Base Amount.

Although withdrawals up to the Benefit amount do not reduce the Benefit Base Amount, they do reduce the total Benefits that remain to be paid under the Rider. They also reduce Contract values, the Death Benefit, and the amount available for annuitization. We will make withdrawals proportionally from the Designated Subaccounts as of the date the Benefit payment is made.

All withdrawals from your Contract, including Benefit payments under the Rider, may result in the receipt of taxable income under federal and state law, and, if made prior to age 59  1/2, may be subject to a 10% federal penalty tax.

At a minimum, the Benefit amount at any point during a Benefit Year will never be less than the Internal Revenue Code “required minimum distribution” for the calendar year that ends with or within the Benefit Year. For this purpose, we will compute the required minimum distribution based on the values of the Contract without considering any other annuity or tax-qualified account. The required minimum distribution will be reduced by all prior withdrawals or Benefit payments from the Contract made in the applicable calendar year. In calculating the required minimum distribution for this purpose, we may choose to disregard changes in the federal tax law that are made after the issue date of the Rider shown on the Rider specifications page if such changes would increase the required minimum distribution. We will notify you if we make this choice. If we choose to disregard changes in federal tax law that would increase the required minimum distribution, then you will need to satisfy this increase either from another annuity or tax-qualified account or by taking an Excess Withdrawal from the Contract.

Purchase Payments that we receive after the Benefit Start Date will not increase the Benefit Base Amount. An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider.

Duration of Benefits

Your right to take a withdrawal Benefit will continue until the total Benefit payments equal the current Benefit Base Amount. This is not a fixed period. The right to take a withdrawal Benefit will end before the total Benefit payments equal the current Benefit Base Amount if you annuitize the Contract, a death benefit becomes payable under the Contract, or any other event occurs that terminates the Rider.

Your right to take a withdrawal Benefit will last for 20 years if all of the following conditions are met: (1) each year you take a withdrawal Benefit exactly equal to 5% of the Benefit Base Amount, (2) you do not take a withdrawal Benefit of more than 5% of the Benefit Base Amount because of a required minimum distribution, (3) you take no Excess Withdrawals on or after the Benefit Start Date, and (4) the Rider does not terminate. If in any year you take a withdrawal Benefit of less than 5% of the Benefit Base Amount, your right to take a withdrawal Benefit may last for more than 20 years. If you take a withdrawal Benefit of more then 5% of the Benefit Base Amount because of a required minimum distribution, or if you take an Excess Withdrawal on or after the Benefit Start Date, your right to take a withdrawal Benefit may last for fewer than 20 years.

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Example of Impact of Excess Withdrawal on Benefits

This example is intended to help you understand how an Excess Withdrawal impacts the minimum withdrawal Benefit.

•

Assume that, on your Benefit Start Date, your Benefit Base Amount is $125,000, your Benefit Percentage is 5%, and the required minimum distribution rules do not require a greater Benefit. These assumptions produce a minimum withdrawal Benefit of $6,250 ($125,000 x 5% = $6,250) per Benefit Year.

•

Now assume that, in the first and second Benefit Years, you withdraw the $6,250 Benefit and, in the third Benefit year when your current Account Value is $115,000, you withdraw $20,000 from the Contract, leaving you with an Account Value of $95,000.

Step One: Calculate the Excess Withdrawal.

Total withdrawals for the Benefit Year	$20,000
Benefit amount for the Benefit Year	–6,250

Excess Withdrawal	$13,750

Step Two: Calculate the Account Value immediately before the Excess Withdrawal.

Account Value before withdrawal	$115,000
Benefit amount for the Benefit Year	–6,250

Account Value before Excess Withdrawal	$108,750

Step Three: Calculate the proportional reduction for the Excess Withdrawal.

1 –	$95,000	Account Value immediately after the $20,000 withdrawal	= 12.6437%	Percentage Reduction
	$108,750	Account Value immediately before the Excess Withdrawal

$125,000	Base Benefit Amount	x 12.6437%	Percentage Reduction	= $15,805	Proportional Reduction

Step Four: Calculate the reduced Base Benefit Amount.

Base Benefit Amount	$125,000
Less proportional reduction for Excess Withdrawals	–15,805

Base Benefit Amount reduced for Excess Withdrawals	$109,195

Step Five: Determine the new minimum withdrawal Benefit and Benefits remaining.

Base Benefit Amount after reduction	$109,195
Benefit Percentage	x 5%

New lifetime withdrawal Benefit amount	$5,460

Base Benefit Amount after reduction	$109,195
Less Benefits for first three Benefit Years	–18,750

Benefits remaining	$90,445

An Excess Withdrawal that reduces the Benefit Base Amount below $1,250 will result in termination of the Rider. Also note that, after you activate the Rider, withdrawals under a systematic withdrawal program may be Excess Withdrawals. You should consider the advisability of maintaining a systematic withdrawal program after you activate the Rider.

Impact of Rider Benefit Payments and Charges

Withdrawals made from the Contract to pay Benefits or to pay charges for the Rider will be subject to all of the terms and conditions of the Contract, except as explained below:

•	the amount need not meet the minimum amount for a withdrawal that is otherwise required;

•	the amount withdrawn may reduce your Account Value below the minimum amount that is otherwise required;

•	we will not terminate the Contract if the amount withdrawn reduces your Account Value below the minimum amount that is otherwise required; and

•	the amount withdrawn may completely exhaust your Account Value.

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Reset Opportunities

On each Rider Anniversary before the Benefit Start Date and on the Benefit Start Date, you will have the opportunity to reset the Reset Base Amount equal to your Account Value as of that Rider Anniversary or the Benefit Start Date, whichever is applicable. You may not reset the Reset Base Amount after the Benefit Start Date. If you elect to reset the Benefit Base Amount and the then current charge for this Rider is higher than the charge that we are then assessing for your Rider, the reset will trigger an increase in the Rider charge. The increase in the Rider charge will be effective for the next Rider Year. To make a reset election, you must send us a Written Request and we must receive the Written Request before the Benefit Start Date and no later than 30 days after the “reset date” itself.

Generally it would be to your advantage to elect a reset on (1) any Rider Anniversary when your Account Value is higher than the Reset Base Amount on that Rider Anniversary, and (2) on the Benefit Start Date if your Account Value on the Benefit Start Date is higher than the Reset Base Amount on that date. However, if you elect a reset, we may increase the Rider charges to the level that applies to new Contracts at that time.

At any time before the Benefit Start Date, you may choose to automatically reset the Reset Base Amount equal to your Account Value, if higher, on each Rider Anniversary. An automatic reset election must be made by Written Request and will take effect on the next Rider Anniversary. If an automatic reset triggers an increase in the Rider charge, we will send you a notice of the new Rider charge and provide you with the opportunity to opt-out of the reset that triggered the increase. To make an opt-out election, you must send us a Written Request and we must receive the Written Request no later than 30 days from the date of the notice. An opt-out election will end your participation in the automatic reset program. You may voluntarily terminate your participation in the automatic reset program at any time by Written Request.

Impact on Outstanding Loans

As a general rule, you must transfer your Account Value to one or more Designated Subaccounts before the Rider Effective Date. We will make an exception with respect to collateral for Contract loans outstanding before the Benefit Start Date. The following table describes the special transfer rules applicable to collateral for Contract loans.

Time/Period	Transfer Rule

At the time of activation	You are not required to transfer the portion of your Fixed Account value that is then needed as collateral for a Contract loan.

From time to time after activation and before the Benefit Start Date

We may require you to transfer the portion of your Fixed Account value that is no longer needed as collateral for a Contract loan.

You must make this transfer within 30 days of our written notice to you of this requirement, or all rights under this Rider will terminate.

On or before the Benefit Start Date	You must pay off the Contract loan and transfer the portion of your Fixed Account value that is no longer needed as collateral. If you do not pay off the Contract loan and make the required transfer, all rights under the Rider will terminate.

After you activate the Rider, a loan payment will be allocated proportionally to the Designated Subaccounts to which you have allocated your Account Value as of the date the loan payment is made,

Termination of the Rider

All rights under the Rider will terminate at the time indicated if any of the following events occurs:

•	upon your Written Request to decline or terminate the Rider;

•	upon a failure to transfer funds to a Designated Subaccount before the Rider Effective Date;

•

upon a transfer of funds within the Contract after the Rider Effective Date to an investment option that is not a Designated Subaccount, except to the limited extent required for collateral for a loan;

•	upon an Excess Withdrawal from the Contract that reduces the Benefit Base Amount below $1,250;

•	upon the surrender or annuitization of the Contract;

•	upon a death that would give rise to a Death Benefit under the Contract, unless the Spouse is the sole Beneficiary and elects to become the successor owner of the Contract;

•	upon the death of the Insured before the Benefit Start Date; or

•	upon the complete payment of all Benefits under the Rider.

Declining the Rider

You may decline the Rider at any time by Written Request.

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Additional Information about Written Requests

Written Requests must be received by us at our administrative office. The address of our administrative office is 301 E. 4th Street, Cincinnati OH 45202. A Written Request may, at our discretion, be made by telephone or electronic means.

We will treat a Written Request as a standing order. It may be modified or revoked only by a subsequent Written Request, when permitted by the terms of the Contract. A Written Request is subject to (1) any payment that we make before we acknowledge the Written Request and (2) any other action that we take before we acknowledge the Written Request.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY®

ANNUITY INVESTORS® VARIABLE ACCOUNT B

INDIVIDUAL AND GROUP FLEXIBLE PREMIUM DEFERRED ANNUITIES

The Commodore Spirit®

The Commodore Advantage®

The Commodore Independence®

STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 2013

This Statement of Additional Information supplements the current prospectuses for the variable annuity contracts listed above (each, a “Contract” and collectively, the “Contracts”) offered by Annuity Investors Life Insurance Company® through Annuity Investors® Variable Account B (“Separate Account”). This statement of additional information is not a prospectus and should be read only in conjunction with the prospectus for the applicable Contract. Terms used in the current prospectuses for the Contracts are incorporated in this Statement of Additional Information and have the same meaning as in the prospectuses.

A copy of a Contract prospectus dated May 1, 2013, as supplemented from time to time, may be obtained without charge by writing to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati, Ohio 45201-5423. You may also call us at 1-800-789-6771, or visit us at our website www.gafri.com to request a copy.

We filed a separate Registration Statement with the Securities and Exchange Commission (“SEC”) under the Securities Act of 1933 for each Contract. This Statement of Additional Information was filed as a part of the each Registration Statement, but it does not constitute the complete Registration Statement. The Registration Statement for each Contract contains further information relating to the Company and the Contract. The Registration Statements and the exhibits thereto may be inspected and copied at the office of the SEC, located at 100 F Street, N.E., Washington, D.C., and may also be accessed at the SEC’s web site www.sec.gov. The registration number for each Contract is shown below.

• The Commodore Spirit® Contract	File No. 333-19725
• The Commodore Advantage® Contract	File No. 333-51971
• The Commodore Independence® Contract	File No. 333-51955

Statements in this Statement of Additional Information discussing the content of the Contracts and other legal instruments are summaries. The actual documents are filed as exhibits to the applicable Registration Statement. For a complete statement of the terms of the Contracts or any other legal document, refer to the appropriate exhibit to the applicable Registration Statement.

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ANNUITY INVESTORS LIFE INSURANCE COMPANY

General Information and History

Annuity Investors Life Insurance® Company (the “Company,” “we,” “us,” or “our”) is a stock life insurance company incorporated under the laws of the State of Ohio in 1981. We are principally engaged in the sale of fixed and variable annuity policies.

We are an indirect wholly owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE: AFG).

State Regulations

We are subject to the insurance laws and regulations of all the jurisdictions where it is licensed to operate. The availability of certain Contract rights and provisions depends on state approval and/or filing and review processes in each jurisdiction. Where required by law or regulation, or to meet the requirements for inclusion as an investment option in certain retirement programs, the Contracts will be modified accordingly.

PORTFOLIOS

General Information

If you choose a variable investment option under your Contract, you are investing in a Subaccount, not directly in the corresponding Portfolio. Dividends and capital gains distributed by the Portfolios are not distributed to Contract owners. These dividends and capital gains are distributed to the Separate Account, reinvested in the Separate Account, and reflected in Accumulation Unit Values.

The Portfolios are available only through insurance company separate accounts and certain qualified retirement arrangements. Though a Portfolio may have a name and/or investment objectives that are similar to those of a publicly available mutual fund, and/or may be managed by the same investment advisor that manages a publicly available mutual fund, the performance of the Portfolio is entirely independent of the performance of any publicly available mutual fund. Neither the Company nor the Portfolios make any representations or assurances that the investment performance of any Portfolio will be the same or similar to the investment performance of any publicly available mutual fund.

We select the Portfolios offered through the Contracts. We may consider various factors in portfolio selection, including, but not limited to, asset class coverage, the strength of the reputation and tenure of the investment advisor and any sub-advisor, brand recognition, performance, and the capability and qualification of each investment firm. We may also consider whether the portfolio, its investment adviser or one of its service providers will make payments to us in connection with certain administrative, marketing, and support services.

Revenue We Receive from the Portfolios and/or Their Service Providers

The Company and/or its affiliates may directly or indirectly receive payments from the Portfolios and/or their service providers (investment advisers, administrators and/or distributors) in connection with certain administrative, marketing and other services provided by the Company and/or its affiliates and expenses incurred by the Company and/or its affiliates. The Company and/or its affiliates generally receive three types of payments: Rule 12b-1 fees, support fees and other payments.

The Company and its affiliates may use the proceeds from these payments for any corporate purpose, including payment of expenses related to promoting, issuing, distributing and administering the Contracts, marketing the underlying Portfolios, and administering the Separate Account. The Company and its affiliates may profit from these payments.

Rule 12b-1 Fees. The Company and/or GAA receive some or all of the 12b-1 fees from the Portfolios that charge a 12b-1 fee. These fees are calculated as a percentage of the average daily net assets of the Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.10% to 0.25%.

Administrative, Marketing, Sub-Transfer and Support Service Fees (“Support Fees”). The Company and/or GAA may receive compensation from some of the service providers of the Portfolios for administrative and other services that the Company performs relating to separate account operations that might otherwise have been provided by the Portfolios. Generally, the amount of this compensation is based on a percentage of the average assets of the particular Portfolios attributable to the variable annuity products that the Company issues. These percentages currently range from 0.00% to 0.125% and may be significant. Some service providers may pay more in Support Fees than others.

Other Payments. The Company and/or GAA also may directly or indirectly receive additional amounts or different percentages of assets from some of the service providers of the Portfolios with regard to the AILIC Contracts. These payments may be derived, in whole or in part, from the advisory fees deducted from assets of the Portfolios. AILIC Contract owners, through their indirect investment in the Portfolios, bear a portion of the costs of these advisory fees. Certain investment advisers or their affiliates may provide the Company and/or GAA with wholesaling services to assist us in the distribution of AILIC Contracts, may pay the Company and/or GAA amounts to participate in sales meetings, may reimburse sales costs, and may provide the Company and/or GAA with occasional gifts,

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meals, tickets or other compensation or reimbursement. The amounts may be significant and may provide the investment adviser or other affiliates of the applicable Portfolio with increased access to the Company and GAA.

SERVICES

Safekeeping of Separate Account Assets

We hold title to assets of the Separate Account. The Separate Account assets are segregated from our general account assets. Records are maintained of all purchases and redemptions of Portfolio shares held by each of the Subaccounts. We hold title to assets invested in the Fixed Account options together with our other general account assets.

Records and Reports

We will maintain all records and accounts relating to the Fixed Account options and the Separate Account. As presently required by the provisions of the Investment Company Act of 1940, as amended (“1940 Act”), and rules and regulations promulgated thereunder which pertain to the Separate Account, reports containing such information as may be required under the 1940 Act or by other applicable law or regulation will be sent to each owner of an individual Contract semiannually either at the owner’s last known address or, if requested by the owner, electronically.

Experts

The financial statements of the Separate Account at December 31, 2012 and for each of the two years in the period then ended, and of the Company at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, appearing in this Statement of Additional Information and Registration Statement, have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and have been included in reliance on their reports given on their authority as experts in accounting and auditing. The principal business address of Ernst & Young LLP is 1900 Scripps Center, 312 Walnut Street, Cincinnati, Ohio 45202.

DISTRIBUTION OF THE CONTRACTS

The offering of the Contracts is expected to be continuous. Although we do not anticipate discontinuing the offering of these Contracts, we reserve the right to discontinue offering any Contract.

Compensation Paid to GAA

This chart sets out the aggregate dollar amount of underwriting commissions paid to, and the amount retained by, Great American Advisors®, Inc. (“GAA”) for each of the last three fiscal years. GAA is the principal underwriter for all variable annuity contracts issued by Variable Account A, Variable Account B and Variable Account C of Annuity Investors Life Insurance Company. Commission information is shown in the aggregate for all such contracts.

On August 2, 2010, GAA ceased its retail broker/dealer operations, focusing on its institutional role as the principal underwriter for the variable annuity products issued by the Company’s variable accounts. This reorganization resulted in a significant decrease in the commissions retained by GAA in comparison to prior years.

	Year Ended 2012	Year Ended 2011	Year Ended 2010
Commissions paid	$5.8 million	$5.3 million	$4.1 million
Commissions retained	$16,172.00	$6,247.00	$1.4 million

GAA may enter into revenue sharing, shelf space, and other arrangements with broker-dealers under which GAA pays them additional compensation for services that they provide in connection with the distribution of the Contracts (such as providing access to their distribution networks, sponsoring conferences, seminars, sales programs or training programs for registered representatives or other employees, paying travel expenses incurred in connection with these events, and sponsoring sales and advertising campaigns related to the Contracts) or additional compensation for administrative or operational expenses. These arrangements may not be applicable to all firms in the selling network, the terms of these arrangements may differ between firms, and the compensation payable under these arrangements may include cash compensation, non-cash compensation, or other benefits. Compensation paid under these arrangements will not result in any additional direct charge to you. Compensation under these arrangements may provide an incentive for a selling firm or its registered representatives to favor the sale of the Contracts over other financial products available in the marketplace.

A Portfolio may compensate the Company or GAA for the distribution and operational services that the Company or GAA provides and the costs that it incurs in providing these services. For example, each business day, the Company aggregates all purchase, redemption, and transfer requests from Contract owners with respect to a Portfolio and submits one request to the applicable Portfolio. As a result, the Portfolio does not incur the expenses related to processing individual requests from Contract owners. GAA also maintains the distribution network that supports the sale of the Company variable annuity products that invest in the Portfolios. Payments from a

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Portfolio to the Company or GAA for these services may be made pursuant to (1) the Portfolio’s Rule 12b-1 plan, in which case the payments are deducted from the Portfolio’s assets or (2) service, administration, sub-transfer or similar agreements between the Company or GAA and the Portfolio’s investment adviser or its affiliate.

Additional Compensation Paid to Selected Selling Firms

In 2012, the Company made payments, ranging from $30,000 to $35,000, to the following selling firms in connection with conference sponsorships: Lincoln Investment Planning and Planmember.

PERFORMANCE INFORMATION

We may from time to time disclose performance information for the Subaccounts for various periods of time. Performance information may include:

•	Standardized total return (average annual total return)

•	Adjusted historical total return

•	Non-standardized total return

•	Standardized yield (for Money Market Subaccounts)

These figures are based on historical information and are not intended to indicate future performance. Description of the methods used to determine yield and total return are set forth below.

The Company may include in reports and promotional literature rankings of the Subaccounts, the Separate Account or the Contracts, as published by any service, company, or person who ranks separate accounts or other investment products on overall performance or other criteria. Examples of companies that publish such rankings are Lipper Analytical Services, Inc., VARDS, IBC/Donoghue’s Money Fund Report, Financial Planning Magazine, Money Magazine, Bank Rate Monitor, Standard & Poor’s Indices, Dow Jones Industrial Average, and Morningstar.

The Company may also:

•	compare the performance of a Subaccount with applicable indices and/or industry averages;

•	present performance information that reflects the effects of tax-deferred compounding on Subaccount investment returns;

•	compare investment return on a tax-deferred basis with currently taxable investment return;

•	illustrate investment returns by graphs, charts, or otherwise.

Standardized Total Return—Average Annual Total Return

The standardized total return for a Subaccount represents the average annual total return of the Subaccount over a particular period of time based on a formula adopted by the SEC. We compute the standardized average annual total return by finding the average annual compounded rates of return over one-, five-, and ten-year periods (or for such period of time as the Subaccount has been available in the Separate Account) that would increase the initial amount invested to the ending redeemable value, according to the following formula:

P (1 + T)n = ERV

Where:

•	P = a hypothetical initial payment of $1,000

•	T = average annual total return

•	N = number of years

•

ERV = ending redeemable value, at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

The ERV for total return reflects the deduction of all recurring fees, such as contract maintenance fees, early withdrawal charges, administration charges, and mortality and expense risk charges.

Adjusted Historical Total Return

Adjusted historical total return represents total return for periods prior to the date that a Subaccount commenced operations. We calculate adjusted historical total return using the same formula that we use to compute standardized total return, except that we use the inception date of the corresponding Portfolio rather than the inception date of the Subaccount. In computing adjusted historical total return, we use the historical performance of the corresponding Portfolio and adjust it to reflect the current level of charges that apply to the Subaccount for the particular Contract.

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Non-Standardized Total Return—Cumulative Total Return

Cumulative total return reflects the performance of a Subaccount over the entire period presented. Cumulative total return is calculated using the following formula:

CTR = (ERV / P) – 1

Where:

•	CTR = the cumulative total return net of Subaccount recurring charges, other than the contract maintenance fee, for the period

•

ERV = ending redeemable value at the end of the one-, five-or ten-year period (or fractional portion thereof), of a hypothetical $1,000 payment made at the beginning of the one-, five-or ten-year period

•	P = a hypothetical initial payment of $1,000

In computing cumulative total return, we assume an early withdrawal charge of 0%, and no contract maintenance fee. The early withdrawal charge is not reflected because the Contracts are designed as a long-term investment. If reflected, the early withdrawal charge and contract maintenance fee would decrease the return shown.

Standardized Yield for the Money Market Subaccounts

Current Annualized Yield. Each of the Contracts allows for amounts to be allocated to the following Money Market Subaccount and its corresponding Money Market Portfolio: Dreyfus V.I.F. Money Market Portfolio.

In accordance with SEC rules, we compute the Money Market Subaccount’s current annualized yield for a seven-day period in a manner that does not take into consideration any realized or unrealized gains or losses on shares of the Money Market Portfolio, or on its portfolio securities.

The current annualized yield is calculated according to the following formula:

Yield = (Base Period Return / 7) * 365

Where:

•	Base Period Return = The percentage (or net) change in the Accumulation Unit Value for the Money Market Subaccount (“AUV”) over a 7-day period determined as follows:

AUV at end of 7-day period - AUV at beginning of 7-day period

                         AUV at beginning of 7-day period

Because the Net Asset Value of a Money Market Portfolio rarely deviates from 1.000000 per unit, the change in the Accumulation Unit Value for a Money Market Subaccount (the numerator of the above fraction) is ordinarily attributable exclusively to dividends paid and reinvested over the 7-day period less charges deducted from the Subaccount over the 7-day period. Because of the deductions for charges, the yield for a Money Market Subaccount of the Separate Account will be lower than the yield for its corresponding Money Market Portfolio or any comparable substitute-funding vehicle.

Effective Yield. SEC rules also permit us to disclose the effective yield of a Money Market Subaccount for the same 7-day period, which is yield determined on a compounded basis. The effective yield will be slightly higher than yield due to this compounding effect, and is calculated according to the following formula:

Effective Yield = [(Base Period Return + 1) 365 / 7] – 1

Additional Information about Yields. The yield on amounts held in a Money Market Subaccount normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields. A Money Market Subaccount’s actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the corresponding Money Market Portfolio or substitute funding vehicle, the types and quality of portfolio securities held by the corresponding Money Market Portfolio or substitute funding vehicle, and operating expenses.

In addition, the yield figures do not reflect the effect of any taxes, the early withdrawal charge, or the contract maintenance fee that may be applicable on surrender of a Contract.

How to Obtain Current Yield Information. You may obtain current 7-day yield information for a Money Market Subaccount by calling us toll free at 1-800-789-6771.

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BENEFIT UNIT TRANSFER FORMULAS

Transfers of a Contract owner’s Benefit Units between Subaccounts during the Benefit Payment Period are implemented according to the following formulas.

BU1 (trans)	=	The number of Benefit Units to be transferred from a given Subaccount
UNIT1 - BU1 (trans)	=	The number of the Contract Owner’s Benefit Units remaining in such Subaccount (after the transfer)
BU2 (trans)	=	The number of Benefit Units transferred to the new Subaccount
UNIT2 + BU2 (trans)	=	The number of the Contract Owner’s Benefit Units in the new Subaccount (after the transfer)

Where:

•	BU1 (trans) is the number of the Contract Owner’s Benefit Units transferred from a given Subaccount.

•	BU2 (trans) is the number of the Contract Owner’s Benefit Units transferred into the new Subaccount.

BU2 (trans) equals BU1 (trans) * BUV1 / BUV2.

•	BUV1 is the Benefit Unit Value of the Subaccount from which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	BUV2 is the Benefit Unit Value of the Subaccount to which the transfer is being made as of the end of the Valuation Period in which the transfer request was received.

•	UNIT1 is the number of the Contract owner’s Benefit Units in the Subaccount from which the transfer is being made, before the transfer.

•	UNIT2 is the number of the Contract owner’s Benefit Units in the Subaccount to which the transfer is being made, before the transfer.

Subsequent variable dollar benefit payments will be based on the number of the Contract Owner’s Benefit Units in each Subaccount (after the transfer) as of the next variable dollar benefit payment’s due date.

GLOSSARY OF FINANCIAL TERMS

The following financial terms explain how the variable portion of the Contracts is valued. Read these terms in conjunction with the Definitions section of this prospectus.

Accumulation Unit Value: The initial Accumulation Unit Value for each Subaccount other than the money market Subaccount was set at $10. The initial Accumulation Unit Value for the money market Subaccount was set at $1. The initial Accumulation Unit Value for a Subaccount was established at the inception date of the Separate Account, or on the date the Subaccount was established, if later. The Company establishes distinct Accumulation Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

After the initial Accumulation Unit Value is established, the Accumulation Unit Value for a Subaccount at the end of each Valuation Period is the Accumulation Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period.

A Net Investment Factor of 1 produces no change in the Accumulation Unit Value for that Valuation Period. A Net Investment Factor of more than 1 or less than 1 produces an increase or a decrease, respectively, in the Accumulation Unit Value for that Valuation Period. The Accumulation Unit Value will vary to reflect the investment experience of the applicable Portfolios.

Benefit Unit Value: The initial Benefit Unit Value for a Subaccount will be set equal to the Accumulation Unit Value for that Subaccount at the end of the first Valuation Period in which a variable dollar benefit is established by the Company. The Company will establish distinct Benefit Unit Values for Contracts with different Separate Account fee structures, as described in the Expense Tables.

The Benefit Unit Value at the end of each Valuation Period after the first is the Benefit Unit Value at the end of the previous Valuation Period multiplied by the Net Investment Factor for that Subaccount for the current Valuation Period, and multiplied by a daily investment factor for each day in the Valuation Period. The daily investment factor reduces the previous Benefit Unit Value by the daily amount of the assumed interest rate (3% per year, compounded annually) which is already incorporated in the calculation of variable dollar benefit payments.

Net Investment Factor: The Net Investment Factor for any Subaccount for any Valuation Period is determined by dividing NAV2 by NAV1 and subtracting a factor representing the mortality and expense risk charge and the administration charge (as well as the charges for any optional riders or endorsements) deducted from the Subaccount during that Valuation Period, where:

•	NAV1 is equal to the Net Asset Value for the Portfolio for the preceding Valuation Period; and

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•

NAV2 is equal to the Net Asset Value for the Portfolio for the current Valuation Period plus the per share amount of any dividend or net capital gain distributions made by the Portfolio during the current Valuation Period, and plus or minus a per share charge or credit if the Company adjusts its tax reserves due to investment operations of the Subaccount or changes in tax law.

In other words, the Net Investment Factor represents the percentage change in the total value of assets invested by the Separate Account in a Portfolio. That percentage is then applied to Accumulation Unit Values and Benefit Unit Values as described in the discussion of those terms in this section of the prospectus.

FEDERAL TAX MATTERS

The following discussion supplements the discussion of federal tax matters in the prospectuses for the Contracts. The tax information provided in this Statement of Additional Information is not intended or written to be used as legal or tax advice. It is written solely to provide general information related to the sale and holding of the Contracts. A taxpayer cannot use it for the purpose of avoiding penalties that may be imposed under the tax laws. You should seek advice on legal or tax questions based on your particular circumstances from an attorney or tax advisor who is not affiliated with the Company.

Taxation of Separate Account Income

The Company is taxed as a life insurance company under Part I of Subchapter L of the Internal Revenue Code (“IRC”). Since the Separate Account is not an entity separate from the Company, and its operations form a part of the Company, it will not be taxed separately as a “Regulated Investment Company” under Subchapter M of the IRC. Investment income and realized capital gains are automatically applied to increase reserves under the Contracts. Under existing federal income tax law, the Company believes that it will not be taxed on the Separate Account investment income and realized net capital gains to the extent that such income and gains are applied to increase the reserves under the Contracts.

Accordingly, the Company does not anticipate that it will incur any federal income tax liability attributable to the Separate Account and, therefore, the Company does not intend to make provisions for any such taxes. However, if changes in the federal tax laws or interpretations thereof result in the Company being taxed on income or gains attributable to the Separate Account, then the Company may impose a charge against the Separate Account (with respect to some or all Contracts) to reflect such taxes.

In certain circumstances, owners of individual variable annuity contracts may be considered the owners, for federal income tax purposes, of the assets of the separate accounts used to support their contracts. In those circumstances, income and gains from the separate account assets would be included in the owner’s gross income. The Internal Revenue Service has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses incidents of ownership in those assets, such as the ability to exercise investment control over the assets.

In Revenue Ruling 2003-91, the Internal Revenue Service provided guidance on the subject of investor control. This Revenue Ruling describes a safe harbor under which the owners of variable annuity contracts will not be considered the owners of the assets of the separate accounts used to support the contracts. The analysis section of the ruling states in part:

[The Contract owner] may not select or direct a particular investment to be made by either the Separate Account or the Sub-accounts. [The Contract owner] may not sell, purchase, or exchange assets held in the Separate Account or the Sub-accounts. All investment decisions concerning the Separate Account or the Sub-accounts are made by [the Insurance Company] or [the Sub-account Investment] Advisor in their sole and absolute discretion.

The investment strategies of the Sub-accounts currently available are sufficiently broad to prevent the [Contract owner] from making particular investment decisions through investment in a Sub-account. Only [the Insurance Company] may add or substitute Sub-accounts or investment strategies in the future. No arrangement, plan, contract, or agreement exists between [the Contract owner] and [the Insurance Company] or between [the Contract owner] and [the Sub-Account Investment] Advisor regarding the specific investments or investment objective of the Sub-accounts. In addition, [the Contract owner] may not communicate directly or indirectly with [the Sub-account Investment] Advisor or with any of [the Insurance Company’s] investment officers concerning the selection, quality, or rate of return of any specific investment or group of investments held by Separate Account or in a Sub-account.

Investment in the Sub-accounts is available solely through the purchase of a Contract, thus, Sub-accounts are not publicly available. The ability to allocate premiums and transfer funds among Sub-accounts alone does not indicate that [the Contract owner] has control over either Separate Account or Sub-account assets sufficient to be treated as the owner of those assets for federal income tax purposes.

The ownership rights under the Contracts are intended to be within this safe harbor rule and are similar to, but different in certain respects from, those described by the Internal Revenue Service in other rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of a Contract has more investment options than what was contemplated in the rulings. These differences could result in an owner being treated as the owner of a pro rata portion of the assets of the Separate Account and/or Fixed Account. In addition, the Company does not know what additional standards may be set forth, if any, in future

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regulations or rulings that the Treasury Department might issue. The Company therefore reserves the right to modify the Contracts as necessary to attempt to prevent an owner from being considered the owner of a pro rata share of the assets of the Separate Account.

Tax Deferral on Non-Tax-Qualified Contracts

Section 817(h) of the Code requires that with respect to Contracts that are not under a tax-qualified retirement plan, the investments of the Portfolios be “adequately diversified” in accordance with Treasury regulations in order for the Contracts to qualify as annuity contracts under federal tax law. The Separate Account, through the Portfolios, intends to comply with the diversification requirements prescribed by the Treasury in Reg. Sec. 1.817-5, which affect how the Portfolios’ assets may be invested. Failure of a Portfolio to meet the diversification requirements could result in loss of tax deferred status to owners of Contracts that are not under a tax-qualified retirement plan.

FINANCIAL STATEMENTS

The audited financial statements of the Separate Account at December 31, 2012 and for each of the two years in the period then ended, and the Company’s audited financial statements at December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012, are included herein. Our financial statements included in this Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the Contracts. They should not be considered as bearing on the investment performance of the assets held in the Separate Account.

The audited financial statements of the Separate Account and the Company’s audited financial statements are not posted with the Statement of Additional Information on our website. To obtain a free paper copy of these financial statements, send your request to Annuity Investors Life Insurance Company, P.O. Box 5423, Cincinnati OH 45201-5423; or call us at 1-800-789-6771.

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FINANCIAL STATEMENTS Annuity Investors Variable Account B Year Ended December 31, 2012 With Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS VARIABLE ACCOUNT B

FINANCIAL STATEMENTS

Year Ended December 31, 2012

Report of Independent Registered Public Accounting Firm

Contract Holders of Annuity Investors Variable Account B

and

Board of Directors of Annuity Investors Life Insurance Company

We have audited the accompanying statements of assets and liabilities of Annuity Investors Variable Account B (the “Account”), comprised of the sub-accounts listed in Note 1 to the financial statements, as of December 31, 2012, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Account’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting the Annuity Investors Variable Account B at December 31, 2012, and the results of their operations for the year then ended and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2013

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ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES

December 31, 2012

	Shares	Cost	Fair Value
Assets:
Investments in portfolio shares, at fair value (Note 2):
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	219,123.714	$2,227,305	$2,318,329
Mid Cap Value Fund	444,154.223	5,708,236	6,475,769
Ultra Fund	379,191.053	3,586,620	4,095,263
Vista Fund	372,781.119	6,243,742	6,486,392
Calamos Advisors Trust:
Growth and Income Portfolio	144,013.261	2,015,786	2,026,267
Davis Variable Account Fund, Inc.:
Value Portfolio	86,860.460	920,736	949,383
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	177,542.160	4,290,431	5,901,501
Stock Index Fund, Inc.	1,215,273.548	34,685,321	38,718,615
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	800,956.813	7,680,152	11,085,241
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	46,735.434	640,244	731,410
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	221,440.410	7,788,512	8,961,693
Growth and Income Portfolio	158,711.467	3,277,487	3,502,762
Money Market Portfolio	4,087,502.398	4,087,502	4,087,503
Opportunistic Small Cap Portfolio	185,354.608	6,195,997	5,868,328
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	295,556.917	3,312,806	4,007,753
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	281,353.938	2,681,652	2,886,692
Ibbotson Conservative ETF Asset Allocation Portfolio	67,612.231	736,012	757,256
Ibbotson Growth ETF Asset Allocation Portfolio	361,633.685	3,006,779	3,384,891
Ibbotson Income and Growth ETF Asset Allocation Portfolio	107,008.113	1,070,196	1,156,757
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	94,105.357	1,250,704	1,352,294
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	192,254.416	4,761,378	5,794,549
Diversified Dividend Fund	52,929.285	801,393	864,864
Global Health Care Fund	142,921.485	2,263,163	3,001,351
High Yield Fund	478,167.987	2,395,471	2,682,523
Small Cap Equity Fund	169,759.065	2,395,973	3,172,797
Van Kampen American Value Fund	545,963.988	6,636,287	8,140,322
Van Kampen Comstock Fund	546,666.281	6,862,023	7,254,261
Van Kampen Mid Cap Growth Fund	2,103,509.164	9,280,993	8,245,756
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,362,729.391	34,759,601	37,025,358
Enterprise Portfolio	294,339.593	7,546,575	13,177,584
Forty Portfolio	291,114.467	9,349,930	11,921,138
Janus Portfolio	473,786.980	8,987,609	12,531,666
Overseas Portfolio	517,521.013	23,754,638	19,645,098
Worldwide Portfolio	296,386.827	7,207,810	9,110,933
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	668,837.961	6,970,537	7,116,435
Mid-Cap Growth Portfolio	134,380.774	1,619,663	1,447,281
U.S. Real Estate Portfolio	617,682.275	7,323,565	9,629,667
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	100,462.820	1,236,401	1,257,796
Capital Appreciation Fund	38,944.557	1,367,146	1,754,841
Main Street Fund	116,745.047	2,201,399	2,798,378
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	357,003.999	4,689,550	5,087,306
Total Return Portfolio	698,588.151	7,797,468	8,068,693
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	214,976.499	2,349,278	2,495,878
Strategic Growth Fund	279,929.917	2,793,956	2,782,504
Wilshire Variable Insurance Trust:
2015 ETF Fund	43,741.837	413,225	498,219
2025 ETF Fund	33,261.764	322,865	355,236
2035 ETF Fund	33,709.485	285,503	342,151

The accompanying notes are an integral part of these financial statements.

2

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2):
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund - 1.40% series contract	186,739.566	$11.144510	$2,081,121
Large Company Value Fund - 1.25% series contract	14,717.414	11.282604	166,051
Large Company Value Fund - 1.10% series contract	524.589	11.422098	5,992
Large Company Value Fund - 0.95% series contract	5,635.675	11.563002	65,165
Mid Cap Value Fund - 1.50% series contract	642.420	16.059540	10,317
Mid Cap Value Fund - 1.40% series contract	372,125.285	16.191909	6,025,419
Mid Cap Value Fund - 1.25% series contract	19,281.396	16.392555	316,071
Mid Cap Value Fund - 1.10% series contract	1,045.844	16.595210	17,356
Mid Cap Value Fund - 0.95% series contract	6,345.659	16.799792	106,606
Ultra Fund - 1.50% series contract	1,033.529	11.575185	11,963
Ultra Fund - 1.40% series contract	343,466.575	11.670588	4,008,457
Ultra Fund - 1.25% series contract	21.616	11.815230	255
Ultra Fund - 1.10% series contract	3,573.179	11.961288	42,740
Ultra Fund - 0.95% series contract	2,630.147	12.108775	31,848
Vista Fund - 1.50% series contract	259.871	12.599482	3,274
Vista Fund - 1.40% series contract	503,308.587	12.703375	6,393,718
Vista Fund - 1.25% series contract	4,068.932	12.860800	52,330
Vista Fund - 1.10% series contract	2,604.289	13.019788	33,907
Vista Fund - 0.95% series contract	239.945	13.180348	3,163
Calamos Advisors Trust:
Growth and Income Portfolio - 1.50% series contract	1,270.754	10.900516	13,852
Growth and Income Portfolio - 1.40% series contract	156,626.753	10.963522	1,717,181
Growth and Income Portfolio - 1.25% series contract	8,963.962	11.058673	99,130
Growth and Income Portfolio - 1.10% series contract	845.823	11.154431	9,435
Growth and Income Portfolio - 0.95% series contract	16,591.726	11.250751	186,669
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	533.904	8.803671	4,700
Value Portfolio - 1.40% series contract	98,427.146	8.854556	871,529
Value Portfolio - 1.25% series contract	239.789	8.931459	2,142
Value Portfolio - 1.10% series contract	2,927.853	9.008815	26,376
Value Portfolio - 0.95% series contract	4,912.307	9.086665	44,636
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	273.697	12.594424	3,447
Socially Responsible Growth Fund, Inc. - 1.40% series contract	451,515.106	12.791488	5,775,550
Socially Responsible Growth Fund, Inc. - 1.10% series contract	8,371.443	13.400813	112,184
Socially Responsible Growth Fund, Inc. - 0.95% series contract	752.452	13.715738	10,320
Stock Index Fund, Inc. - 1.50% series contract	1,042.478	15.540816	16,201
Stock Index Fund, Inc. - 1.40% series contract	2,415,631.774	15.783917	38,128,131
Stock Index Fund, Inc. - 1.25% series contract	7,501.052	12.850445	96,392
Stock Index Fund, Inc. - 1.10% series contract	19,777.982	16.535639	327,042
Stock Index Fund, Inc. - 0.95% series contract	8,913.129	16.924374	150,849
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio - 1.50% series contract	180.111	14.350210	2,585
Technology Growth Portfolio - 1.40% series contract	760,683.232	14.468533	11,005,970
Technology Growth Portfolio - 1.25% series contract	24.447	14.647816	358
Technology Growth Portfolio - 1.10% series contract	3,828.369	14.828894	56,770
Technology Growth Portfolio - 0.95% series contract	1,302.878	15.011755	19,558
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio - 1.40% series contract	65,350.491	10.599682	692,694
MidCap Stock Portfolio - 1.25% series contract	49.535	10.691720	530
MidCap Stock Portfolio - 1.10% series contract	360.021	10.784301	3,883
MidCap Stock Portfolio - 0.95% series contract	3,153.542	10.877464	34,303
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio - 1.50% series contract	237.341	17.443859	4,140
Appreciation Portfolio - 1.40% series contract	480,698.667	17.716660	8,516,375
Appreciation Portfolio - 1.25% series contract	23,364.331	14.568976	340,394
Appreciation Portfolio - 1.10% series contract	1,500.955	18.560388	27,858
Appreciation Portfolio - 0.95% series contract	3,838.950	18.996453	72,926
Growth and Income Portfolio - 1.50% series contract	619.521	13.116319	8,126
Growth and Income Portfolio - 1.40% series contract	256,128.605	13.321838	3,412,104
Growth and Income Portfolio - 1.10% series contract	5,161.119	13.956353	72,030
Growth and Income Portfolio - 0.95% series contract	735.182	14.284381	10,502
Money Market Portfolio - 1.50% series contract	1,773.300	1.159822	2,057
Money Market Portfolio - 1.40% series contract	3,400,012.115	1.172130	3,985,256
Money Market Portfolio - 1.10% series contract	46,883.550	1.219739	57,186
Money Market Portfolio - 0.95% series contract	34,550.351	1.244672	43,004
Opportunistic Small Cap Portfolio - 1.50% series contract	421.689	12.974086	5,471
Opportunistic Small Cap Portfolio - 1.40% series contract	439,984.821	13.176728	5,797,560
Opportunistic Small Cap Portfolio - 1.25% series contract	2,954.659	12.636893	37,338
Opportunistic Small Cap Portfolio - 1.10% series contract	1,780.473	13.804535	24,579
Opportunistic Small Cap Portfolio - 0.95% series contract	239.222	14.129250	3,380

The accompanying notes are an integral part of these financial statements.

3

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
DWS Investments VIT Funds - Class A:
Small Cap Index VIP - 1.50% series contract	227.804	$18.030911	$4,108
Small Cap Index VIP - 1.40% series contract	216,197.887	18.281495	3,952,421
Small Cap Index VIP - 1.25% series contract	12.683	18.662346	237
Small Cap Index VIP - 1.10% series contract	240.525	19.050535	4,582
Small Cap Index VIP - 0.95% series contract	2,386.295	19.446511	46,405
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	263,014.521	10.468828	2,753,454
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	1,743.840	10.651102	18,574
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.95% series contract	10,673.266	10.743106	114,664
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	58,845.157	11.307621	665,399
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	2,795.797	11.405735	31,888
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	2,043.470	11.504437	23,509
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.95% series contract	3,142.103	11.603815	36,460
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	311,928.946	9.831643	3,066,774
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	2,006.072	10.002842	20,066
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	29,541.369	10.089265	298,051
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	78,530.337	10.839063	851,195
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	171.990	10.933109	1,880
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.10% series contract	2,540.031	11.027762	28,011
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 0.95% series contract	24,783.846	11.123004	275,671
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund - 1.40% series contract	118,926.202	9.317125	1,108,050
Templeton Foreign Securities Fund - 1.25% series contract	494.453	9.398015	4,647
Templeton Foreign Securities Fund - 1.10% series contract	8,545.848	9.479396	81,009
Templeton Foreign Securities Fund - 0.95% series contract	16,586.389	9.561306	158,588
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund - 1.40% series contract	476,803.908	12.002368	5,722,776
Core Equity Fund - 1.10% series contract	3,349.548	12.248855	41,028
Core Equity Fund - 0.95% series contract	2,484.698	12.373554	30,745
Diversified Dividend Fund - 1.40% series contract	78,953.087	10.695708	844,459
Diversified Dividend Fund - 1.25% series contract	975.556	10.723073	10,461
Diversified Dividend Fund - 1.10% series contract	411.372	10.750457	4,422
Diversified Dividend Fund - 0.95% series contract	512.350	10.777863	5,522
Global Health Care Fund - 1.50% series contract	49.327	13.732927	677
Global Health Care Fund - 1.40% series contract	211,794.810	13.895436	2,942,981
Global Health Care Fund - 1.25% series contract	1,471.867	14.142964	20,817
Global Health Care Fund - 1.10% series contract	550.739	14.394421	7,928
Global Health Care Fund - 0.95% series contract	1,975.991	14.650040	28,948
High Yield Fund - 1.40% series contract	142,423.197	16.866905	2,402,239
High Yield Fund - 1.25% series contract	10,066.333	17.091209	172,046
High Yield Fund - 1.10% series contract	390.262	17.317952	6,759
High Yield Fund - 0.95% series contract	5,783.246	17.547102	101,479
Small Cap Equity Fund - 1.50% series contract	650.602	14.591069	9,493
Small Cap Equity Fund - 1.40% series contract	208,253.920	14.711363	3,063,699
Small Cap Equity Fund - 1.25% series contract	3,975.846	14.893732	59,215
Small Cap Equity Fund - 1.10% series contract	179.356	15.077854	2,704
Small Cap Equity Fund - 0.95% series contract	2,468.976	15.263779	37,686
Van Kampen American Value Fund - 1.65% series contract	415.080	26.108494	10,837
Van Kampen American Value Fund - 1.50% series contract	669.284	26.722720	17,885
Van Kampen American Value Fund - 1.40% series contract	290,678.039	27.140076	7,889,024
Van Kampen American Value Fund - 1.25% series contract	5,598.536	22.670611	126,922
Van Kampen American Value Fund - 1.10% series contract	1,429.027	28.432847	40,631
Van Kampen American Value Fund - 0.95% series contract	1,890.713	29.101539	55,023
Van Kampen Comstock Fund - 1.50% series contract	791.919	10.443398	8,270
Van Kampen Comstock Fund - 1.40% series contract	669,292.355	10.461220	7,001,615
Van Kampen Comstock Fund - 1.25% series contract	5,133.099	10.487985	53,836
Van Kampen Comstock Fund - 1.10% series contract	12,246.413	10.514778	128,768
Van Kampen Comstock Fund - 0.95% series contract	5,859.891	10.541572	61,772
Van Kampen Mid Cap Growth Fund - 1.50% series contract	2,392.541	9.772763	23,382
Van Kampen Mid Cap Growth Fund - 1.40% series contract	815,554.470	9.779536	7,975,744
Van Kampen Mid Cap Growth Fund - 1.25% series contract	3,176.978	9.789704	31,102
Van Kampen Mid Cap Growth Fund - 1.10% series contract	14,349.911	9.799848	140,627
Van Kampen Mid Cap Growth Fund - 0.95% series contract	7,635.219	9.809977	74,901

The accompanying notes are an integral part of these financial statements.

4

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
Janus Aspen Series - Institutional Shares:
Balanced Portfolio - 1.65% series contract	408.927	$26.593307	$10,875
Balanced Portfolio - 1.50% series contract	1,322.657	27.218811	36,001
Balanced Portfolio - 1.40% series contract	1,306,046.946	27.644471	36,104,977
Balanced Portfolio - 1.25% series contract	24,444.146	22.082456	539,787
Balanced Portfolio - 1.10% series contract	6,896.121	28.960867	199,718
Balanced Portfolio - 0.95% series contract	4,520.706	29.641370	134,000
Enterprise Portfolio - 1.40% series contract	547,374.229	23.567783	12,900,397
Enterprise Portfolio - 1.25% series contract	2,485.119	18.846755	46,836
Enterprise Portfolio - 1.10% series contract	7,027.066	24.690729	173,503
Enterprise Portfolio - 0.95% series contract	2,249.531	25.270845	56,848
Forty Portfolio - 1.50% series contract	762.052	14.307295	10,903
Forty Portfolio - 1.40% series contract	802,313.680	14.506123	11,638,461
Forty Portfolio - 1.25% series contract	12,292.044	14.808308	182,024
Forty Portfolio - 1.10% series contract	4,618.959	15.116322	69,822
Forty Portfolio - 0.95% series contract	1,291.436	15.430571	19,928
Janus Portfolio - 1.50% series contract	26.875	14.672307	394
Janus Portfolio - 1.40% series contract	831,345.772	14.901656	12,388,429
Janus Portfolio - 1.25% series contract	5,813.849	12.152807	70,655
Janus Portfolio - 1.10% series contract	4,620.044	15.611510	72,126
Janus Portfolio - 0.95% series contract	3.892	15.978674	62
Overseas Portfolio - 1.50% series contract	987.590	26.469833	26,141
Overseas Portfolio - 1.40% series contract	691,417.785	26.884279	18,588,269
Overseas Portfolio - 1.25% series contract	22,134.338	22.075725	488,632
Overseas Portfolio - 1.10% series contract	10,314.591	28.164764	290,508
Overseas Portfolio - 0.95% series contract	8,726.240	28.826598	251,548
Worldwide Portfolio - 1.50% series contract	77.269	13.342878	1,031
Worldwide Portfolio - 1.40% series contract	664,771.959	13.551778	9,008,842
Worldwide Portfolio - 1.25% series contract	75.155	10.618971	798
Worldwide Portfolio - 1.10% series contract	6,775.661	14.197374	96,197
Worldwide Portfolio - 0.95% series contract	279.731	14.530865	4,065
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	736.640	17.450128	12,854
Core Plus Fixed Income Portfolio - 1.40% series contract	373,704.364	17.722742	6,623,066
Core Plus Fixed Income Portfolio - 1.25% series contract	15,609.756	16.868344	263,311
Core Plus Fixed Income Portfolio - 1.10% series contract	6,034.862	18.566669	112,047
Core Plus Fixed Income Portfolio - 0.95% series contract	5,533.684	19.003105	105,157
Mid-Cap Growth Portfolio - 1.50% series contract	747.280	11.684259	8,731
Mid-Cap Growth Portfolio - 1.40% series contract	119,005.736	11.751763	1,398,527
Mid-Cap Growth Portfolio - 1.25% series contract	0.000	11.853799	0
Mid-Cap Growth Portfolio - 1.10% series contract	508.836	11.956464	6,084
Mid-Cap Growth Portfolio - 0.95% series contract	2,814.203	12.059774	33,939
U.S. Real Estate Portfolio - 1.50% series contract	39.877	35.004230	1,396
U.S. Real Estate Portfolio - 1.40% series contract	257,201.976	35.551082	9,143,809
U.S. Real Estate Portfolio - 1.25% series contract	7,297.310	34.378331	250,869
U.S. Real Estate Portfolio - 1.10% series contract	3,695.376	37.244450	137,632
U.S. Real Estate Portfolio - 0.95% series contract	2,517.330	38.120131	95,961
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund - 1.50% series contract	456.657	9.612383	4,390
Balanced Fund - 1.40% series contract	124,751.493	9.691634	1,209,046
Balanced Fund - 1.25% series contract	953.713	9.811770	9,358
Balanced Fund - 1.10% series contract	255.080	9.933039	2,534
Balanced Fund - 0.95% series contract	3,228.875	10.055540	32,468
Capital Appreciation Fund - 1.40% series contract	144,156.056	11.598687	1,672,021
Capital Appreciation Fund - 1.25% series contract	1,047.827	11.742388	12,304
Capital Appreciation Fund - 1.10% series contract	1,265.355	11.887585	15,042
Capital Appreciation Fund - 0.95% series contract	4,609.739	12.034178	55,474
Main Street Fund - 1.50% series contract	811.581	12.500898	10,145
Main Street Fund - 1.40% series contract	203,758.852	12.603989	2,568,174
Main Street Fund - 1.25% series contract	245.354	12.760155	3,131
Main Street Fund - 1.10% series contract	10,313.663	12.917857	133,230
Main Street Fund - 0.95% series contract	6,400.271	13.077203	83,698

The accompanying notes are an integral part of these financial statements.

5

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)

December 31, 2012

	Units	Unit Value	Fair Value
Net assets attributable to variable annuity contract holders (Note 2) (continued):
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio - 1.40% series contract	329,750.940	14.918978	4,919,547
Real Return Portfolio - 1.25% series contract	2,113.435	15.103770	31,921
Real Return Portfolio - 1.10% series contract	1,968.057	15.290396	30,092
Real Return Portfolio - 0.95% series contract	6,831.624	15.478914	105,746
Total Return Portfolio - 1.50% series contract	849.921	15.154758	12,880
Total Return Portfolio - 1.40% series contract	437,458.142	15.279607	6,684,188
Total Return Portfolio - 1.25% series contract	20,174.509	15.468908	312,078
Total Return Portfolio - 1.10% series contract	13,507.840	15.660052	211,533
Total Return Portfolio - 0.95% series contract	53,491.942	15.853109	848,014
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund - 1.50% series contract	186.410	12.943681	2,413
Conservative Growth Fund - 1.40% series contract	190,575.158	13.083891	2,493,465
Strategic Growth Fund - 1.50% series contract	200.896	11.813071	2,373
Strategic Growth Fund - 1.40% series contract	232,823.335	11.940945	2,780,131
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.40% series contract	41,913.564	10.812803	453,203
2015 ETF Fund - 1.10% series contract	1,673.142	11.001046	18,406
2015 ETF Fund - 0.95% series contract	2,398.181	11.096102	26,610
2025 ETF Fund - 1.40% series contract	33,150.161	10.157895	336,736
2025 ETF Fund - 1.25% series contract	1,539.600	10.246062	15,775
2025 ETF Fund - 1.10% series contract	263.684	10.334764	2,725
2035 ETF Fund - 1.40% series contract	34,919.240	9.436155	329,503
2035 ETF Fund - 1.10% series contract	1,317.426	9.600483	12,648

The accompanying notes are an integral part of these financial statements.

6

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENT OF OPERATIONS

For the Year Ended December 31, 2012

	Dividends from Investments in Portfolio Shares	Mortality and Expense Risk Fee (Note 4)	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Gain (Loss) on Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$43,977	$33,030	$10,947	$(163,622)	$0	$472,354	$308,732	$319,679
Mid Cap Value Fund	131,627	92,132	39,495	38,243	367,129	465,155	870,527	910,022
Ultra Fund	0	59,947	(59,947)	32,543	0	525,209	557,752	497,805
Vista Fund	0	92,686	(92,686)	58,138	0	879,623	937,761	845,075
Calamos Advisors Trust:
Growth and Income Portfolio	45,439	31,956	13,483	139,640	27,185	(23,686)	143,139	156,622
Davis Variable Account Fund, Inc.:
Value Portfolio	15,495	13,949	1,546	105,536	56,813	(52,881)	109,468	111,014
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	48,379	85,025	(36,646)	118,449	0	504,496	622,945	586,299
Stock Index Fund, Inc.	792,371	554,944	237,427	1,221,849	1,932,006	1,749,742	4,903,597	5,141,024
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	0	161,170	(161,170)	439,827	0	1,201,216	1,641,043	1,479,873
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	1,115	8,116	(7,001)	34,259	0	69,005	103,264	96,263
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	338,447	131,076	207,371	186,712	0	400,348	587,060	794,431
Growth and Income Portfolio	21,660	47,288	(25,628)	(363)	27,185	502,375	529,197	503,569
Money Market Portfolio	0	54,664	(54,664)	0	0	0	0	(54,664)
Opportunistic Small Cap Portfolio	0	80,264	(80,264)	(252,063)	0	1,300,497	1,048,434	968,170
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	36,290	57,190	(20,900)	(190,694)	963	763,884	574,153	553,253
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	41,356	34,944	6,412	116,595	118,964	(28,335)	207,224	213,636
Ibbotson Conservative ETF Asset Allocation Portfolio	10,431	11,526	(1,095)	34,245	14,105	(17,009)	31,341	30,246
Ibbotson Growth ETF Asset Allocation Portfolio	41,454	44,988	(3,534)	2,202	245,658	106,810	354,670	351,136
Ibbotson Income and Growth ETF Asset Allocation Portfolio	17,805	13,574	4,231	20,709	33,360	7,394	61,463	65,694
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	32,739	14,593	18,146	59,586	0	95,314	154,900	173,046
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund (**)	0	40,940	(40,940)	(236,576)	0	1,388,444	1,151,868	1,110,928
Core Equity Fund	56,974	84,568	(27,594)	142,466	0	582,878	725,344	697,750
Diversified Dividend Fund	17,232	11,542	5,690	1,868	0	123,431	125,299	130,989
Global Health Care Fund	0	41,910	(41,910)	(24,858)	0	584,401	559,543	517,633
High Yield Fund	138,324	36,252	102,072	97,693	0	174,020	271,713	373,785
Small Cap Equity Fund	0	47,242	(47,242)	107,357	0	339,390	446,747	399,505
Van Kampen American Value Fund	57,573	117,561	(59,988)	(650,516)	0	1,923,112	1,272,596	1,212,608
Van Kampen Comstock Fund	125,633	104,254	21,379	(13,693)	0	1,180,151	1,166,458	1,187,837
Van Kampen Mid Cap Growth Fund (*)	0	82,807	(82,807)	844,579	0	(1,035,237)	(190,658)	(273,465)
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,041,396	528,266	513,130	1,246,185	2,719,211	(217,344)	3,748,052	4,261,182
Enterprise Portfolio	0	185,056	(185,056)	1,069,676	0	1,006,561	2,076,237	1,891,181
Forty Portfolio	83,764	166,765	(83,001)	756,691	0	1,660,686	2,417,377	2,334,376
Janus Portfolio	69,969	180,326	(110,357)	876,431	216,435	1,005,533	2,098,399	1,988,042
Overseas Portfolio	136,771	279,094	(142,323)	(248,653)	2,070,672	608,838	2,430,857	2,288,534
Worldwide Portfolio	76,523	124,622	(48,099)	277,935	0	1,250,369	1,528,304	1,480,205
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	348,113	106,498	241,615	(87,973)	0	426,932	338,959	580,574
Mid-Cap Growth Portfolio	0	22,431	(22,431)	(18,760)	186,847	(22,362)	145,725	123,294
U.S. Real Estate Portfolio	82,250	134,979	(52,729)	(1,025,771)	0	2,338,584	1,312,813	1,260,084
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	17,070	17,697	(627)	(76,953)	0	207,242	130,289	129,662
Capital Appreciation Fund	12,548	26,700	(14,152)	9,385	0	222,500	231,885	217,733
Main Street Fund	28,196	40,774	(12,578)	15,847	0	406,776	422,623	410,045
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	54,668	72,487	(17,819)	134,590	259,489	(6,867)	387,212	369,393
Total Return Portfolio	191,793	102,010	89,783	135,045	154,643	209,382	499,070	588,853
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	46,106	36,220	9,886	11,297	0	134,677	145,974	155,860
Strategic Growth Fund	39,984	40,045	(61)	(45,565)	0	309,524	263,959	263,898
Wilshire Variable Insurance Trust:
2015 ETF Fund	10,953	7,526	3,427	36,190	755	16,938	53,883	57,310
2025 ETF Fund	6,229	4,759	1,470	15,917	5,858	13,639	35,414	36,884
2035 ETF Fund	5,461	5,328	133	29,251	9,705	5,279	44,235	44,368

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.
(*) Period from April 26, 2012 (commencement of operations) to December 31, 2012.
(**) Period from January 1, 2012 to April 26, 2012 (fund termination date).

7

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2012

	Changes From Operations					Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations	Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts		Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$10,947	$(163,622)	$0	$472,354 $	319,679	$169,305	$353,483	$(96,279	) $	(280,457)	$39,222	$2,279,107	$2,318,329
Mid Cap Value Fund	39,495	38,243	367,129	465,155	910,022	325,342	1,054,098	(382,030)		(1,110,786)	(200,764)	6,676,533	6,475,769
Ultra Fund	(59,947)	32,543	0	525,209	497,805	196,564	548,680	(104,122)		(456,238)	41,567	4,053,696	4,095,263
Vista Fund	(92,686)	58,138	0	879,623	845,075	264,163	700,956	(122,503)		(559,296)	285,779	6,200,613	6,486,392
Calamos Advisors Trust:
Growth and Income Portfolio	13,483	139,640	27,185	(23,686)	156,622	229,489	460,451	(89,246)		(320,208)	(163,586)	2,189,853	2,026,267
Davis Variable Account Fund, Inc.:
Value Portfolio	1,546	105,536	56,813	(52,881)	111,014	103,378	260,728	(41,647)		(198,997)	(87,983)	1,037,366	949,383
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	(36,646)	118,449	0	504,496	586,299	232,500	530,704	(125,210)		(423,414)	162,885	5,738,616	5,901,501
Stock Index Fund, Inc.	237,427	1,221,849	1,932,006	1,749,742	5,141,024	1,783,669	4,279,039	(1,165,718)		(3,661,088)	1,479,936	37,238,679	38,718,615
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	(161,170)	439,827	0	1,201,216	1,479,873	410,595	1,124,890	(427,951)		(1,142,246)	337,627	10,747,614	11,085,241
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	(7,001)	34,259	0	69,005	96,263	56,171	51,687	141,893		146,377	242,640	488,770	731,410
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	207,371	186,712	0	400,348	794,431	467,258	1,107,284	(176,681)		(816,707)	(22,276)	8,983,969	8,961,693
Growth and Income Portfolio	(25,628)	(363)	27,185	502,375	503,569	126,436	309,950	51,506		(132,008)	371,561	3,131,201	3,502,762
Money Market Portfolio	(54,664)	0	0	0	(54,664)	197,038	948,964	(85,193)		(837,119)	(891,783)	4,979,286	4,087,503
Opportunistic Small Cap Portfolio	(80,264)	(252,063)	0	1,300,497	968,170	269,710	521,411	(128,849)		(380,550)	587,620	5,280,708	5,868,328
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	(20,900)	(190,694)	963	763,884	553,253	226,284	538,227	(201,443)		(513,386)	39,867	3,967,886	4,007,753
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	6,412	116,595	118,964	(28,335)	213,636	185,940	412,440	695,561		469,061	682,697	2,203,995	2,886,692
Ibbotson Conservative ETF Asset Allocation Portfolio	(1,095)	34,245	14,105	(17,009)	30,246	55,931	110,561	22,229		(32,401)	(2,155)	759,411	757,256
Ibbotson Growth ETF Asset Allocation Portfolio	(3,534)	2,202	245,658	106,810	351,136	330,668	390,026	(8,850)		(68,208)	282,928	3,101,963	3,384,891
Ibbotson Income and Growth ETF Asset Allocation Portfolio	4,231	20,709	33,360	7,394	65,694	105,662	57,147	87,569		136,084	201,778	954,979	1,156,757
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	18,146	59,586	0	95,314	173,046	228,032	210,162	174,304		192,174	365,220	987,074	1,352,294
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund (**)	(40,940)	(236,576)	0	1,388,444	1,110,928	164,767	355,789	(9,304,371)		(9,495,393)	(8,384,465)	8,384,465	0
Core Equity Fund	(27,594)	142,466	0	582,878	697,750	183,624	738,728	(277,072)		(832,176)	(134,426)	5,928,975	5,794,549
Diversified Dividend Fund	5,690	1,868	0	123,431	130,989	65,786	169,396	61,931		(41,679)	89,310	775,554	864,864
Global Health Care Fund	(41,910)	(24,858)	0	584,401	517,633	156,032	493,923	73,952		(263,939)	253,694	2,747,657	3,001,351
High Yield Fund	102,072	97,693	0	174,020	373,785	195,239	387,154	21,591		(170,324)	203,461	2,479,062	2,682,523
Small Cap Equity Fund	(47,242)	107,357	0	339,390	399,505	242,555	565,414	(307,081)		(629,940)	(230,435)	3,403,232	3,172,797
Van Kampen American Value Fund	(59,988)	(650,516)	0	1,923,112	1,212,608	334,565	1,260,673	(272,823)		(1,198,931)	13,677	8,126,645	8,140,322
Van Kampen Comstock Fund	21,379	(13,693)	0	1,180,151	1,187,837	390,291	1,267,467	(275,085)		(1,152,261)	35,576	7,218,685	7,254,261
Van Kampen Mid Cap Growth Fund (*)	(82,807)	844,579	0	(1,035,237)	(273,465)	324,935	731,354	8,925,640		8,519,221	8,245,756	0	8,245,756
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	513,130	1,246,185	2,719,211	(217,344)	4,261,182	1,477,537	5,035,925	(96,657)		(3,655,045)	606,137	36,419,221	37,025,358
Enterprise Portfolio	(185,056)	1,069,676	0	1,006,561	1,891,181	413,378	1,287,990	(245,520)		(1,120,132)	771,049	12,406,535	13,177,584
Forty Portfolio	(83,001)	756,691	0	1,660,686	2,334,376	494,416	1,201,164	(307,836)		(1,014,584)	1,319,792	10,601,346	11,921,138
Janus Portfolio	(110,357)	876,431	216,435	1,005,533	1,988,042	456,278	1,680,988	(318,853)		(1,543,563)	444,479	12,087,187	12,531,666
Overseas Portfolio	(142,323)	(248,653)	2,070,672	608,838	2,288,534	1,318,106	2,499,755	(1,074,949)		(2,256,598)	31,936	19,613,162	19,645,098
Worldwide Portfolio	(48,099)	277,935	0	1,250,369	1,480,205	329,881	962,686	(222,121)		(854,926)	625,279	8,485,654	9,110,933
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	241,615	(87,973)	0	426,932	580,574	501,165	1,385,634	(147,293)		(1,031,762)	(451,188)	7,567,623	7,116,435
Mid-Cap Growth Portfolio	(22,431)	(18,760)	186,847	(22,362)	123,294	108,626	308,525	(127,914)		(327,813)	(204,519)	1,651,800	1,447,281
U.S. Real Estate Portfolio	(52,729)	(1,025,771)	0	2,338,584	1,260,084	582,453	1,144,923	(3,611)		(566,081)	694,003	8,935,664	9,629,667
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	(627)	(76,953)	0	207,242	129,662	63,751	169,585	5,940		(99,894)	29,768	1,228,028	1,257,796
Capital Appreciation Fund	(14,152)	9,385	0	222,500	217,733	140,073	202,788	(164,826)		(227,541)	(9,808)	1,764,649	1,754,841
Main Street Fund	(12,578)	15,847	0	406,776	410,045	238,906	504,635	(92,664)		(358,393)	51,652	2,746,726	2,798,378
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	(17,819)	134,590	259,489	(6,867)	369,393	276,971	851,309	8,360		(565,978)	(196,585)	5,283,891	5,087,306
Total Return Portfolio	89,783	135,045	154,643	209,382	588,853	1,097,092	1,290,169	494,740		301,663	890,516	7,178,177	8,068,693
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	9,886	11,297	0	134,677	155,860	20,267	230,289	(14,166)		(224,188)	(68,328)	2,564,206	2,495,878
Strategic Growth Fund	(61)	(45,565)	0	309,524	263,898	27,264	280,116	(33,521)		(286,373)	(22,475)	2,804,979	2,782,504
Wilshire Variable Insurance Trust:
2015 ETF Fund	3,427	36,190	755	16,938	57,310	21,874	32,722	(80,111)		(90,959)	(33,649)	531,868	498,219
2025 ETF Fund	1,470	15,917	5,858	13,639	36,884	25,942	65,160	19,596		(19,622)	17,262	337,974	355,236
2035 ETF Fund	133	29,251	9,705	5,279	44,368	28,371	82,694	2,224		(52,099)	(7,731)	349,882	342,151

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from April 26, 2012 (commencement of operations) to December 31, 2012.

(**) Period from January 1, 2012 to April 26, 2012 (fund termination date).

8

ANNUITY INVESTORS VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS

For the Year Ended December 31, 2011

	Changes From Operations						Changes From Principal Transactions
	Net Investment Income (Loss)	Net Realized Gain (Loss) on Sale of Investments in Portfolio Shares	Realized Gain Distributions	Net Change in Unrealized Appreciation (Depreciation) of Investments in Portfolio Shares	Net Increase (Decrease) in Net Assets from Operations		Contract Purchase Payments	Contract Redemptions	Net Transfers To (From) Subaccounts and Fixed Accounts	Net Increase (Decrease) in Net Assets From Principal Transactions	Net Increase (Decrease) in Net Assets	Net Assets Beginning of Period	Net Assets End of Period
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$5,410	$(118,186)	$0	$105,855	$(6,921	) $	159,536	$282,813	$78,063 $	(45,214)	$(52,135)	$2,331,242	$2,279,107
Mid Cap Value Fund	(6,882)	6,224	199,175	(364,994)	(166,477)		404,739	1,097,589	(160,695)	(853,545)	(1,020,022)	7,696,555	6,676,533
Ultra Fund	(61,472)	(37,680)	0	94,690	(4,462)		221,172	649,737	(52,729)	(481,294)	(485,756)	4,539,452	4,053,696
Vista Fund	(105,872)	56,694	0	(590,429)	(639,607)		365,402	1,084,257	(849,783)	(1,568,638)	(2,208,245)	8,408,858	6,200,613
Calamos Advisors Trust:
Growth and Income Portfolio	2,289	162,950	0	(271,904)	(106,665)		242,043	321,426	783,125	703,742	597,077	1,592,776	2,189,853
Davis Variable Account Fund, Inc.:
Value Portfolio	(7,726)	102,202	81,502	(229,958)	(53,980)		169,508	235,139	(495,191)	(560,822)	(614,802)	1,652,168	1,037,366
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	(30,562)	92,180	0	(92,929)	(31,311)		282,485	543,027	(83,448)	(343,990)	(375,301)	6,113,917	5,738,616
Stock Index Fund, Inc.	163,395	1,108,906	270,666	(1,380,481)	162,486		2,101,248	4,325,187	(1,878,757)	(4,102,696)	(3,940,210)	41,178,889	37,238,679
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	(172,641)	441,085	0	(1,375,422)	(1,106,978)		553,927	1,368,099	(287,778)	(1,101,950)	(2,208,928)	12,956,542	10,747,614
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	(5,173)	41,554	0	(40,386)	(4,005)		65,690	82,941	10,677	(6,574)	(10,579)	499,349	488,770
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	25,296	52,468	0	559,596	637,360		461,971	1,190,171	63,425	(664,775)	(27,415)	9,011,384	8,983,969
Growth and Income Portfolio	(5,336)	(29,061)	0	(122,500)	(156,897)		162,337	455,530	(112,090)	(405,283)	(562,180)	3,693,381	3,131,201
Money Market Portfolio	(65,605)	0	0	0	(65,605)		299,859	1,492,279	362,892	(829,528)	(895,133)	5,874,419	4,979,286
Opportunistic Small Cap Portfolio	(60,227)	(272,632)	0	(613,048)	(945,907)		322,665	683,208	(96,864)	(457,407)	(1,403,314)	6,684,022	5,280,708
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	(23,164)	(231,464)	0	(10,839)	(265,467)		281,809	583,114	(282,632)	(583,937)	(849,404)	4,817,290	3,967,886
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	(7,144)	13,389	34,449	(82,358)	(41,664)		239,255	130,777	4,238	112,716	71,052	2,132,943	2,203,995
Ibbotson Conservative ETF Asset Allocation Portfolio	(1,443)	37,729	17,987	(40,630)	13,643		64,662	199,177	75,344	(59,171)	(45,528)	804,939	759,411
Ibbotson Growth ETF Asset Allocation Portfolio	(5,423)	(997)	36,490	(185,882)	(155,812)		316,256	234,403	252,310	334,163	178,351	2,923,612	3,101,963
Ibbotson Income and Growth ETF Asset Allocation Portfolio	(4,090)	43,719	15,045	(53,640)	1,034		111,078	174,728	97,612	33,962	34,996	919,983	954,979
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	4,313	59,410	0	(198,499)	(134,776)		160,974	193,872	(19,150)	(52,048)	(186,824)	1,173,898	987,074
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund	(135,251)	(586,228)	0	(126,377)	(847,856)		587,978	1,227,310	7,707	(631,625)	(1,479,481)	9,863,946	8,384,465
Core Equity Fund	(31,009)	102,431	0	(135,400)	(63,978)		229,956	933,517	(103,803)	(807,364)	(871,342)	6,800,317	5,928,975
Dividend Growth Fund (*)	(7,516)	(9,861)	0	(59,960)	(77,337)		68,028	97,893	882,756	852,891	775,554	0	775,554
Dynamics Fund (**)	(1,829)	79,977	0	(34,723)	43,425		6,557	2,668	(425,006)	(421,117)	(377,692)	377,692	0
Financial Services Fund (**)	(2,486)	125,573	0	(73,873)	49,214		32,748	57,110	(915,744)	(940,106)	(890,892)	890,892	0
Global Health Care Fund	(41,612)	(67,717)	0	184,838	75,509		188,150	350,490	(96,686)	(259,026)	(183,517)	2,931,174	2,747,657
High Yield Fund	158,060	(117,263)	0	(57,084)	(16,287)		110,257	402,845	4,862	(287,726)	(304,013)	2,783,075	2,479,062
Small Cap Equity Fund	(50,505)	20,384	0	(62,863)	(92,984)		242,551	413,058	430,290	259,783	166,799	3,236,433	3,403,232
Van Kampen Comstock Fund (*)	(72,945)	(176,840)	0	(787,912)	(1,037,697)		310,776	769,688	8,715,294	8,256,382	7,218,685	0	7,218,685
Van Kampen U.S. Mid Cap Value Portfolio	(61,592)	(485,555)	0	508,709	(38,438)		397,744	898,666	(354,142)	(855,064)	(893,502)	9,020,147	8,126,645
Van Kampen Value Portfolio (**)	114,035	(640,288)	0	1,278,641	752,388		173,082	326,029	(8,688,577)	(8,841,524)	(8,089,136)	8,089,136	0
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	482,317	1,558,605	2,057,912	(3,962,553)	136,281		1,596,914	6,864,727	(1,438,312)	(6,706,125)	(6,569,844)	42,989,065	36,419,221
Enterprise Portfolio	(191,182)	1,195,690	0	(1,353,729)	(349,221)		487,855	1,518,930	(559,805)	(1,590,880)	(1,940,101)	14,346,636	12,406,535
Forty Portfolio	(126,028)	1,295,794	0	(2,128,343)	(958,577)		583,247	1,566,282	(1,269,543)	(2,252,578)	(3,211,155)	13,812,501	10,601,346
Janus Portfolio	(111,376)	680,875	0	(1,472,367)	(902,868)		584,096	1,838,363	(292,143)	(1,546,410)	(2,449,278)	14,536,465	12,087,187
Overseas Portfolio	(252,435)	1,202,940	268,760	(11,530,067)	(10,310,802)		1,677,222	3,149,644	(1,620,595)	(3,093,017)	(13,403,819)	33,016,981	19,613,162
Worldwide Portfolio	(85,963)	405,180	0	(1,896,050)	(1,576,833)		408,254	1,413,255	(211,885)	(1,216,886)	(2,793,719)	11,279,373	8,485,654
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	187,404	(193,264)	0	340,394	334,534		435,381	1,118,052	(360,273)	(1,042,944)	(708,410)	8,276,033	7,567,623
Mid-Cap Growth Portfolio	(17,124)	183,189	767	(390,264)	(223,432)		131,355	177,860	943,412	896,907	673,475	978,325	1,651,800
U.S. Real Estate Portfolio	(51,278)	(1,301,658)	0	1,750,587	397,651		559,007	1,157,064	(155,770)	(753,827)	(356,176)	9,291,840	8,935,664
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	12,819	(121,061)	0	98,071	(10,171)		100,485	265,499	84,193	(80,821)	(90,992)	1,319,020	1,228,028
Capital Appreciation Fund	(19,721)	(61,659)	0	60,710	(20,670)		192,456	238,076	(499,175)	(544,795)	(565,465)	2,330,114	1,764,649
Main Street Fund	(16,285)	(164,783)	0	117,872	(63,196)		281,405	478,774	506,777	309,408	246,212	2,500,514	2,746,726
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	34,135	70,459	154,495	228,607	487,696		329,336	827,945	(216,047)	(714,656)	(226,960)	5,510,851	5,283,891
Total Return Portfolio	91,777	110,520	106,750	(142,014)	167,033		921,743	1,010,690	(1,077,389)	(1,166,336)	(999,303)	8,177,480	7,178,177
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	478	4,115	0	11,430	16,023		47,177	504,382	(93,626)	(550,831)	(534,808)	3,099,014	2,564,206
Strategic Growth Fund	(28,286)	(64,074)	0	(64,033)	(156,393)		36,125	209,381	(111,132)	(284,388)	(440,781)	3,245,760	2,804,979
Wilshire Variable Insurance Trust:
2015 ETF Fund	566	19,915	0	(18,879)	1,602		37,535	68,544	14,227	(16,782)	(15,180)	547,048	531,868
2025 ETF Fund	(376)	18,896	0	(24,804)	(6,284)		25,759	59,755	100,053	66,057	59,773	278,201	337,974
2035 ETF Fund	(532)	2,678	0	(10,008)	(7,862)		88,795	7,611	3,243	84,427	76,565	273,317	349,882

The accompanying notes are an integral part of these financial statements.

Note:	Year ended unless otherwise noted.

(*) Period from May 2, 2011 (commencement of operations) to December 31, 2011.

(**) Period from January 1, 2011 to April 29, 2011 (fund termination date).

9

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS

December 31, 2012

(1)	ORGANIZATION

Annuity Investors Variable Account B (the “Account”) is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account was established on December 19, 1996 and commenced operations on July 15, 1997 as a segregated investment account for individual and group variable annuity contracts, which are registered under the Securities Act of 1933. The operations of the Account are included in the operations of Annuity Investors Life Insurance Company (the “Company”) pursuant to the provisions of the Ohio Insurance Code. The Company is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. The Company is licensed in 48 states.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Account’s assets applicable to the variable annuity contracts is not chargeable with liabilities arising out of any other business the Company may conduct.

At December 31, 2012 and for the two year period then ended, the following investment options, each representing a sub-account of the Account, were available:

American Century Variable Portfolios – Class I Shares:

•	Large Company Value Fund

•	Mid Cap Value Fund

•	Ultra Fund

•	Vista Fund

Calamos Advisors Trust:

•	Growth and Income Portfolio

Davis Variable Account Fund, Inc.:

•	Value Portfolio

Dreyfus Funds – Initial Shares:

•	Socially Responsible Growth Fund, Inc.

•	Stock Index Fund, Inc.

Dreyfus Investment Portfolio – Initial Shares:

•	Technology Growth Portfolio

Dreyfus Investment Portfolio – Service Shares:

•	MidCap Stock Portfolio

Dreyfus Variable Investment Funds – Initial Shares:

•	Appreciation Portfolio

•	Growth and Income Portfolio

•	Money Market Portfolio

•	Opportunistic Small Cap Portfolio

DWS Investments VIT Funds – Class A:

•	Small Cap Index VIP

Financial Investors Variable Insurance Trust – Class II:

•	Ibbotson Balanced ETF Asset Allocation Portfolio

•	Ibbotson Conservative ETF Asset Allocation Portfolio

•	Ibbotson Growth ETF Asset Allocation Portfolio

•	Ibbotson Income and Growth ETF Asset Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust – Class 2:

•	Templeton Foreign Securities Fund

10

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

Invesco Variable Insurance Funds – Series I Shares:

•	Core Equity Fund

•	Diversified Dividend Fund

•	Global Health Care Fund

•	High Yield Fund

•	Small Cap Equity Fund

•	Van Kampen American Value Fund

•	Van Kampen Comstock Fund

•	Van Kampen Mid Cap Growth Fund

Janus Aspen Series – Institutional Shares:

•	Balanced Portfolio

•	Enterprise Portfolio

•	Forty Portfolio

•	Janus Portfolio

•	Overseas Portfolio

•	Worldwide Portfolio

Morgan Stanley – The Universal Institutional Funds, Inc. – Class I:

•	Core Plus Fixed Income Portfolio

•	Mid-Cap Growth Portfolio

•	U.S. Real Estate Portfolio

Oppenheimer Variable Account Funds – Non-Service Shares:

•	Balanced Fund

•	Capital Appreciation Fund

•	Main Street Fund

PIMCO Variable Insurance Trust – Administrative Class:

•	Real Return Portfolio

•	Total Return Portfolio

Timothy Partners, Ltd. – Variable Series:

•	Conservative Growth Fund

•	Strategic Growth Fund

Wilshire Variable Insurance Trust:

•	2015 ETF Fund

•	2025 ETF Fund

•	2035 ETF Fund

The following fund was added to the Account effective April 26, 2012: Invesco Variable Insurance Funds, Inc. – Series I Shares Van Kampen Mid Cap Growth Fund.

Invesco Variable Insurance Funds – Series I Shares Dividend Growth Fund’s name changed to Invesco Variable Insurance Funds – Series I Shares Diversified Dividend Fund on April 27, 2012. Invesco Variable Insurance Funds – Series I Shares Van Kampen U.S. Mid Cap Value Portfolio’s name changed to Invesco Variable Insurance Funds – Series I Shares Van Kampen American Value Fund on April 27, 2012.

The following fund was terminated from the Account effective April 26, 2012: Invesco Variable Insurance Funds, Inc. – Series I Shares Capital Development Fund.

The following funds were added to the Account effective May 2, 2011: Invesco Variable Insurance Funds – Series I Shares Dividend Growth Fund and Invesco Variable Insurance Funds – Series I Shares Van Kampen Comstock Fund.

11

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(1)	ORGANIZATION - Continued

The following funds were terminated from the Account effective April 29, 2011: Invesco Variable Insurance Funds – Series I Shares Dynamics Fund, Invesco Variable Insurance Funds – Series I Shares Financial Services Fund and Invesco Variable Insurance Funds – Series I Shares Van Kampen Value Portfolio.

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates.

Fair Value Measurements

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 – Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis).

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets.

Level 3 – Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances.

The Account’s investments in the sub-accounts are valued in accordance with the fair value accounting standards hierarchy as Level 2. The Funds are not considered Level 1 as they are not traded in the open market; rather the Company purchases and redeems shares at net asset value with the Funds.

Recent Accounting Standard

Effective January 1, 2012, the Account prospectively adopted ASU 2011-04, which clarifies the application of existing fair value measurement and amends certain disclosure requirements. The impact of adoption was not material to the Account’s results of operations or financial position.

12

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(2)	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES-Continued

Investments

Investments are stated at fair value as determined by the closing net asset values of the respective portfolios. Net asset value is quoted by the fund company and is derived using the fair value of the underlying investments. Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Income for dividends is recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis. The Account does not hold any investments that are restricted as to resale.

Net investment income (loss), net realized gains (losses) and unrealized appreciation (depreciation) on investments are allocated to the contracts on each valuation date based on each contract’s pro rata share of the assets of the Account as of the beginning of the valuation date.

Federal Income Taxes

No provision for federal income taxes has been made in the accompanying financial statements as the operations of the Account are included in the total operations of the Company, which is treated as a life insurance company for federal income tax purposes under Subchapter L of the Internal Revenue Code. Net investment income (loss) and realized gains (losses) will be retained in the Account and will not be taxable until received by the contract owner or beneficiary in the form of annuity payments or other distributions.

Net Assets Attributable to Variable Annuity Contract Holders

The variable annuity contract reserves are comprised of net contract purchase payments less redemptions and benefits. These reserves are adjusted daily for the net investment income (loss), net realized gain (loss) and unrealized appreciation (depreciation) on investments.

13

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(3)	PURCHASES AND SALES OF INVESTMENT IN PORTFOLIO SHARES

The aggregate cost of purchases and proceeds from sales of investments in all portfolio shares for the periods ended (refer to the 2012 Statements of Changes in Net Assets for applicable periods) December 31, 2012, are as follows:

	2012
	Cost of Purchases	Proceeds from Sales
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	$309,181	$578,691
Mid Cap Value Fund	705,408	1,409,570
Ultra Fund	152,316	668,501
Vista Fund	268,722	920,704
Calamos Advisors Trust:
Growth and Income Portfolio	474,632	754,172
Davis Variable Account Fund, Inc.:
Value Portfolio	141,562	282,200
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	150,614	610,674
Stock Index Fund, Inc.	3,368,213	4,859,868
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	174,382	1,477,798
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	275,025	135,649
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	708,115	1,317,451
Growth and Income Portfolio	231,269	361,720
Money Market Portfolio	594,156	1,485,939
Opportunistic Small Cap Portfolio	215,801	676,615
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	208,863	742,186
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	1,091,909	497,472
Ibbotson Conservative ETF Asset Allocation Portfolio	176,830	196,221
Ibbotson Growth ETF Asset Allocation Portfolio	586,857	412,941
Ibbotson Income and Growth ETF Asset Allocation Portfolio	263,905	90,230
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	438,724	228,404
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund	44,710	9,581,043
Core Equity Fund	191,843	1,051,613
Diversified Dividend Fund	142,408	178,397
Global Health Care Fund	197,709	503,558
High Yield Fund	532,821	601,073
Small Cap Equity Fund	183,051	860,233
Van Kampen American Value Fund	250,879	1,509,798
Van Kampen Comstock Fund	328,662	1,459,544
Van Kampen Mid Cap Growth Fund	9,280,993	844,579
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	4,622,446	5,045,150
Enterprise Portfolio	430,455	1,735,643
Forty Portfolio	522,083	1,619,668
Janus Portfolio	489,183	1,926,668
Overseas Portfolio	2,892,203	3,220,452
Worldwide Portfolio	165,669	1,068,694
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	773,264	1,563,411
Mid-Cap Growth Portfolio	529,416	692,813
U.S. Real Estate Portfolio	851,068	1,469,878
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	102,791	203,312
Capital Appreciation Fund	256,414	498,107
Main Street Fund	276,873	647,844
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	853,827	1,178,135
Total Return Portfolio	1,862,568	1,316,479
Timothy Partners, Ltd - Variable Series.:
Conservative Growth Fund	58,248	272,550
Strategic Growth Fund	48,941	335,375
Wilshire Variable Insurance Trust:
2015 ETF Fund	29,890	116,667
2025 ETF Fund	56,135	68,429
2035 ETF Fund	53,203	95,464

14

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(4)	DEDUCTIONS AND EXPENSES

Although periodic annuitization payments to contract owners vary according to the investment performance of the sub-accounts, such payments are not affected by mortality or expense experience because the Company assumes the mortality and expense risks under the contracts.

The mortality risk assumed by the Company results from the life annuity payment option in the contracts, in which the Company agrees to make annuity payments regardless of how long a particular annuitant or other payee lives. The annuity payments are determined in accordance with annuity purchase rate provisions established at the time the contracts are issued. Based on the actuarial determination of expected mortality, the Company is required to fund any deficiency in the annuity payment reserves from its general account assets.

The expense risk assumed by the Company is the risk that the deductions for sales and administrative expenses may prove insufficient to cover the actual sales and administrative expenses. In connection with certain contracts in which the Company incurs reduced sales and servicing expenses, such as contracts offered to active employees of the Company or any of its subsidiaries and/or affiliates, the Company may offer enhanced contracts. Under each contract, the Company deducts a fee from the Account each day for assuming the mortality and expense risks. These fees are equal on an annual basis to a percentage of the daily value of the total investments of the Account. The following schedule lists aggregate fees deducted by contract type for the year ended December 31, 2012:

1.65% Series Contracts	$348
1.50% Series Contracts	6,061
1.40% Series Contracts	4,157,132
1.25% Series Contracts	48,229
1.10% Series Contracts	30,969
0.95% Series Contracts	28,982

$4,271,721

Pursuant to an administrative agreement between GAFRI and the Company, GAFRI subsidiaries provide sales and administrative services to the Company and the Account. The Company may deduct a percentage of purchase payments surrendered to cover sales expenses. The percentage ranges from 0% to a maximum of 8.0% depending on the product and based upon the number of years the purchase payment has been held.

In addition, the Company may deduct units from contracts annually and upon full surrender to cover an administrative fee ranging from $30 to $40 per contract. These fees totaled $316,735 for the year ended December 31, 2012.

(5)	OTHER TRANSACTIONS WITH AFFILIATES

Great American Advisors, Inc. (GAA), an affiliate of the Company, is the principal underwriter and performs all variable annuity sales functions on behalf of the Company. All commissions and amounts paid to GAA for acting as underwriter are paid by the Company.

15

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund - 1.40% series contract	214,654.017	52,237.335	80,151.786	186,739.566
Large Company Value Fund - 1.25% series contract	15,836.318	1,582.888	2,701.792	14,717.414
Large Company Value Fund - 1.10% series contract	318.584	304.557	98.552	524.589
Large Company Value Fund - 0.95% series contract	3,584.109	6,420.755	4,369.189	5,635.675
Mid Cap Value Fund - 1.50% series contract	1,976.558	174.244	1,508.382	642.420
Mid Cap Value Fund - 1.40% series contract	438,456.612	41,370.383	107,701.710	372,125.285
Mid Cap Value Fund - 1.25% series contract	26,822.301	6,727.822	14,268.727	19,281.396
Mid Cap Value Fund - 1.10% series contract	1,594.419	288.101	836.676	1,045.844
Mid Cap Value Fund - 0.95% series contract	3,634.414	4,261.556	1,550.311	6,345.659
Ultra Fund - 1.50% series contract	1,052.391	52.829	71.691	1,033.529
Ultra Fund - 1.40% series contract	382,563.084	97,890.315	136,986.824	343,466.575
Ultra Fund - 1.25% series contract	0.000	22.504	0.888	21.616
Ultra Fund - 1.10% series contract	4,254.932	1,182.443	1,864.196	3,573.179
Ultra Fund - 0.95% series contract	2,115.876	4,109.777	3,595.506	2,630.147
Vista Fund - 1.50% series contract	244.830	26.814	11.773	259.871
Vista Fund - 1.40% series contract	549,578.667	122,934.808	169,204.888	503,308.587
Vista Fund - 1.25% series contract	3,726.041	376.880	33.989	4,068.932
Vista Fund - 1.10% series contract	2,491.519	185.880	73.110	2,604.289
Vista Fund - 0.95% series contract	239.945	0.000	0.000	239.945
Calamos Advisors Trust:
Growth and Income Portfolio - 1.50% series contract	1,258.202	16.807	4.255	1,270.754
Growth and Income Portfolio - 1.40% series contract	193,925.031	97,877.309	135,175.587	156,626.753
Growth and Income Portfolio - 1.25% series contract	9,425.793	4,815.870	5,277.701	8,963.962
Growth and Income Portfolio - 1.10% series contract	817.267	29.090	0.534	845.823
Growth and Income Portfolio - 0.95% series contract	7,856.256	11,123.415	2,387.945	16,591.726
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	533.904	0.000	0.000	533.904
Value Portfolio - 1.40% series contract	121,657.376	45,992.513	69,222.743	98,427.146
Value Portfolio - 1.25% series contract	788.424	50.883	599.518	239.789
Value Portfolio - 1.10% series contract	3,665.277	1,219.265	1,956.689	2,927.853
Value Portfolio - 0.95% series contract	3,832.806	2,078.984	999.483	4,912.307
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	273.960	0.000	0.263	273.697
Socially Responsible Growth Fund, Inc. - 1.40% series contract	484,797.888	28,645.697	61,928.479	451,515.106
Socially Responsible Growth Fund, Inc. - 1.10% series contract	9,130.068	1,470.707	2,229.332	8,371.443
Socially Responsible Growth Fund, Inc. - 0.95% series contract	631.853	134.557	13.958	752.452
Stock Index Fund, Inc. - 1.50% series contract	4,999.846	215.625	4,172.993	1,042.478
Stock Index Fund, Inc. - 1.40% series contract	2,653,082.651	440,329.000	677,779.877	2,415,631.774
Stock Index Fund, Inc. - 1.25% series contract	9,143.559	627.023	2,269.530	7,501.052
Stock Index Fund, Inc. - 1.10% series contract	17,801.509	2,757.047	780.574	19,777.982
Stock Index Fund, Inc. - 0.95% series contract	7,607.883	3,359.613	2,054.367	8,913.129
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio - 1.50% series contract	695.218	0.274	515.381	180.111
Technology Growth Portfolio - 1.40% series contract	830,225.679	99,729.893	169,272.340	760,683.232
Technology Growth Portfolio - 1.25% series contract	9,740.165	100.085	9,815.803	24.447
Technology Growth Portfolio - 1.10% series contract	4,375.537	346.885	894.053	3,828.369
Technology Growth Portfolio - 0.95% series contract	1,504.317	272.341	473.780	1,302.878
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio - 1.40% series contract	51,137.405	123,594.826	109,381.740	65,350.491
MidCap Stock Portfolio - 1.25% series contract	16.876	33.918	1.259	49.535
MidCap Stock Portfolio - 1.10% series contract	211.394	759.033	610.406	360.021
MidCap Stock Portfolio - 0.95% series contract	2,825.885	5,385.312	5,057.655	3,153.542
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio - 1.50% series contract	237.569	0.000	0.228	237.341
Appreciation Portfolio - 1.40% series contract	530,768.195	97,047.336	147,116.864	480,698.667
Appreciation Portfolio - 1.25% series contract	20,273.160	11,295.586	8,204.415	23,364.331
Appreciation Portfolio - 1.10% series contract	1,550.488	65.570	115.103	1,500.955
Appreciation Portfolio - 0.95% series contract	2,656.358	1,357.895	175.303	3,838.950
Growth and Income Portfolio - 1.50% series contract	587.571	73.441	41.491	619.521
Growth and Income Portfolio - 1.40% series contract	267,262.291	32,338.663	43,472.349	256,128.605
Growth and Income Portfolio - 1.10% series contract	4,813.443	376.224	28.548	5,161.119
Growth and Income Portfolio - 0.95% series contract	704.263	33.437	2.518	735.182
Money Market Portfolio - 1.50% series contract	1,977.040	565.273	769.013	1,773.300
Money Market Portfolio - 1.40% series contract	4,042,444.467	1,159,731.470	1,802,163.822	3,400,012.115
Money Market Portfolio - 1.25% series contract	84,566.183	202.522	84,768.705	0.000
Money Market Portfolio - 1.10% series contract	43,697.057	3,759.066	572.573	46,883.550
Money Market Portfolio - 0.95% series contract	22,403.491	15,012.787	2,865.927	34,550.351
Opportunistic Small Cap Portfolio - 1.50% series contract	941.590	56.262	576.163	421.689
Opportunistic Small Cap Portfolio - 1.40% series contract	470,581.549	54,920.329	85,517.057	439,984.821
Opportunistic Small Cap Portfolio - 1.25% series contract	2,464.379	513.524	23.244	2,954.659
Opportunistic Small Cap Portfolio - 1.10% series contract	1,777.376	370.241	367.144	1,780.473
Opportunistic Small Cap Portfolio - 0.95% series contract	608.696	204.790	574.264	239.222

16

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
DWS Investments VIT Funds - Class A:
Small Cap Index VIP - 1.50% series contract	228.043	4.786	5.025	227.804
Small Cap Index VIP - 1.40% series contract	246,483.584	64,845.959	95,131.656	216,197.887
Small Cap Index VIP - 1.25% series contract	0.000	13.208	0.525	12.683
Small Cap Index VIP - 1.10% series contract	159.151	392.233	310.859	240.525
Small Cap Index VIP - 0.95% series contract	1,786.098	2,303.303	1,703.106	2,386.295
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	220,613.239	127,922.148	85,520.866	263,014.521
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	1,579.763	168.438	4.361	1,743.840
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.95% series contract	7,632.280	8,545.484	5,504.498	10,673.266
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	63,179.716	22,183.613	26,518.172	58,845.157
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	2,625.713	170.084	0.000	2,795.797
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	1,896.821	152.520	5.871	2,043.470
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.95% series contract	1,875.587	1,285.488	18.972	3,142.103
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	325,548.201	53,516.476	67,135.731	311,928.946
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,767.898	238.488	0.314	2,006.072
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	23,401.801	10,334.794	4,195.226	29,541.369
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	70,451.807	20,663.883	12,585.353	78,530.337
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	171.990	0.000	0.000	171.990
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.10% series contract	2,051.426	506.513	17.908	2,540.031
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 0.95% series contract	20,552.580	4,375.924	144.658	24,783.846
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund - 1.40% series contract	109,755.477	59,842.052	50,671.327	118,926.202
Templeton Foreign Securities Fund - 1.25% series contract	2,134.341	141.918	1,781.806	494.453
Templeton Foreign Securities Fund - 1.10% series contract	7,085.714	1,654.544	194.410	8,545.848
Templeton Foreign Securities Fund - 0.95% series contract	4,309.982	17,284.231	5,007.824	16,586.389
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund - 1.50% series contract	3,803.446	2,052.352	5,855.798	0.000
Capital Development Fund - 1.40% series contract	732,824.767	662,468.659	1,395,293.426	0.000
Capital Development Fund - 1.25% series contract	2,803.020	151.582	2,954.602	0.000
Capital Development Fund - 1.10% series contract	9,940.331	2,542.316	12,482.647	0.000
Capital Development Fund - 0.95% series contract	5,088.563	4,977.218	10,065.781	0.000
Core Equity Fund - 1.40% series contract	548,698.728	286,920.993	358,815.813	476,803.908
Core Equity Fund - 1.25% series contract	4.121	23.753	27.874	0.000
Core Equity Fund - 1.10% series contract	3,343.527	62.262	56.241	3,349.548
Core Equity Fund - 0.95% series contract	2,476.624	274.145	266.071	2,484.698
Diversified Dividend Fund - 1.40% series contract	82,836.989	91,870.763	95,754.665	78,953.087
Diversified Dividend Fund - 1.25% series contract	1,400.491	199.899	624.834	975.556
Diversified Dividend Fund - 1.10% series contract	307.180	842.125	737.933	411.372
Diversified Dividend Fund - 0.95% series contract	329.924	783.313	600.887	512.350
Global Health Care Fund - 1.50% series contract	696.852	0.353	647.878	49.327
Global Health Care Fund - 1.40% series contract	230,720.226	49,138.104	68,063.520	211,794.810
Global Health Care Fund - 1.25% series contract	1,495.632	1,072.542	1,096.307	1,471.867
Global Health Care Fund - 1.10% series contract	605.538	305.321	360.120	550.739
Global Health Care Fund - 0.95% series contract	2,044.352	710.091	778.452	1,975.991
High Yield Fund - 1.40% series contract	157,990.732	130,859.473	146,427.008	142,423.197
High Yield Fund - 1.25% series contract	9,844.151	958.235	736.053	10,066.333
High Yield Fund - 1.10% series contract	352.137	628.552	590.427	390.262
High Yield Fund - 0.95% series contract	1,434.066	6,422.485	2,073.305	5,783.246
Small Cap Equity Fund - 1.50% series contract	650.602	0.000	0.000	650.602
Small Cap Equity Fund - 1.40% series contract	256,379.488	135,221.907	183,347.475	208,253.920
Small Cap Equity Fund - 1.25% series contract	1,520.712	3,218.651	763.517	3,975.846
Small Cap Equity Fund - 1.10% series contract	120.842	62.271	3.757	179.356
Small Cap Equity Fund - 0.95% series contract	1,047.560	1,983.209	561.793	2,468.976
Van Kampen American Value Fund - 1.65% series contract	415.706	0.000	0.626	415.080
Van Kampen American Value Fund - 1.50% series contract	1,106.788	36.976	474.480	669.284
Van Kampen American Value Fund - 1.40% series contract	337,061.529	70,829.395	117,212.885	290,678.039
Van Kampen American Value Fund - 1.25% series contract	5,143.400	513.485	58.349	5,598.536
Van Kampen American Value Fund - 1.10% series contract	1,547.940	30.461	149.374	1,429.027
Van Kampen American Value Fund - 0.95% series contract	1,733.768	288.460	131.515	1,890.713
Van Kampen Comstock Fund - 1.50% series contract	793.439	799.677	801.197	791.919
Van Kampen Comstock Fund - 1.40% series contract	788,946.970	727,693.908	847,348.523	669,292.355
Van Kampen Comstock Fund - 1.25% series contract	5,006.658	1,246.042	1,119.601	5,133.099
Van Kampen Comstock Fund - 1.10% series contract	11,301.176	5,175.342	4,230.105	12,246.413
Van Kampen Comstock Fund - 0.95% series contract	5,085.235	3,708.372	2,933.716	5,859.891
Van Kampen Mid Cap Growth Fund - 1.50% series contract	0.000	7,341.943	4,949.402	2,392.541
Van Kampen Mid Cap Growth Fund - 1.40% series contract	0.000	1,736,581.811	921,027.341	815,554.470
Van Kampen Mid Cap Growth Fund - 1.25% series contract	0.000	3,176.978	0.000	3,176.978
Van Kampen Mid Cap Growth Fund - 1.10% series contract	0.000	17,115.532	2,765.621	14,349.911
Van Kampen Mid Cap Growth Fund - 0.95% series contract	0.000	13,990.478	6,355.259	7,635.219

17

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
Janus Aspen Series - Institutional Shares:
Balanced Portfolio - 1.65% series contract	409.545	0.000	0.618	408.927
Balanced Portfolio - 1.50% series contract	1,752.523	152.610	582.476	1,322.657
Balanced Portfolio - 1.40% series contract	1,444,863.868	166,421.281	305,238.203	1,306,046.946
Balanced Portfolio - 1.25% series contract	24,053.453	5,216.457	4,825.764	24,444.146
Balanced Portfolio - 1.10% series contract	7,375.211	803.371	1,282.461	6,896.121
Balanced Portfolio - 0.95% series contract	1,783.195	3,713.954	976.443	4,520.706
Enterprise Portfolio - 1.40% series contract	598,482.932	65,367.711	116,476.414	547,374.229
Enterprise Portfolio - 1.25% series contract	2,466.761	18.830	0.472	2,485.119
Enterprise Portfolio - 1.10% series contract	7,006.154	450.674	429.762	7,027.066
Enterprise Portfolio - 0.95% series contract	922.766	2,232.711	905.946	2,249.531
Forty Portfolio - 1.50% series contract	749.264	37.863	25.075	762.052
Forty Portfolio - 1.40% series contract	871,789.682	169,671.747	239,147.749	802,313.680
Forty Portfolio - 1.25% series contract	15,132.420	4,338.101	7,178.477	12,292.044
Forty Portfolio - 1.10% series contract	5,220.827	300.269	902.137	4,618.959
Forty Portfolio - 0.95% series contract	1,178.264	247.958	134.786	1,291.436
Janus Portfolio - 1.50% series contract	27.848	0.000	0.973	26.875
Janus Portfolio - 1.40% series contract	938,110.836	150,074.229	256,839.293	831,345.772
Janus Portfolio - 1.25% series contract	6,724.471	263.575	1,174.197	5,813.849
Janus Portfolio - 1.10% series contract	4,547.782	86.478	14.216	4,620.044
Janus Portfolio - 0.95% series contract	3.892	0.000	0.000	3.892
Overseas Portfolio - 1.50% series contract	998.535	90.651	101.596	987.590
Overseas Portfolio - 1.40% series contract	779,936.822	193,588.020	282,107.057	691,417.785
Overseas Portfolio - 1.25% series contract	21,145.876	6,348.197	5,359.735	22,134.338
Overseas Portfolio - 1.10% series contract	9,472.303	1,906.225	1,063.937	10,314.591
Overseas Portfolio - 0.95% series contract	7,488.175	3,927.505	2,689.440	8,726.240
Worldwide Portfolio - 1.50% series contract	1,123.593	0.551	1,046.875	77.269
Worldwide Portfolio - 1.40% series contract	732,998.451	39,021.129	107,247.621	664,771.959
Worldwide Portfolio - 1.25% series contract	75.155	0.000	0.000	75.155
Worldwide Portfolio - 1.10% series contract	6,529.621	286.931	40.891	6,775.661
Worldwide Portfolio - 0.95% series contract	317.551	104.763	142.583	279.731
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	2,785.561	87.349	2,136.270	736.640
Core Plus Fixed Income Portfolio - 1.40% series contract	438,941.370	118,257.208	183,494.214	373,704.364
Core Plus Fixed Income Portfolio - 1.25% series contract	10,167.160	6,424.262	981.666	15,609.756
Core Plus Fixed Income Portfolio - 1.10% series contract	5,407.690	1,306.019	678.847	6,034.862
Core Plus Fixed Income Portfolio - 0.95% series contract	3,502.313	4,185.056	2,153.685	5,533.684
Mid-Cap Growth Portfolio - 1.50% series contract	747.280	0.000	0.000	747.280
Mid-Cap Growth Portfolio - 1.40% series contract	145,923.088	102,224.093	129,141.445	119,005.736
Mid-Cap Growth Portfolio - 1.25% series contract	1,822.650	1,822.650	3,645.300	0.000
Mid-Cap Growth Portfolio - 1.10% series contract	474.836	36.537	2.537	508.836
Mid-Cap Growth Portfolio - 0.95% series contract	1,603.986	1,874.259	664.042	2,814.203
U.S. Real Estate Portfolio - 1.50% series contract	40.338	0.000	0.461	39.877
U.S. Real Estate Portfolio - 1.40% series contract	275,350.847	66,377.548	84,526.419	257,201.976
U.S. Real Estate Portfolio - 1.25% series contract	6,649.244	4,322.219	3,674.153	7,297.310
U.S. Real Estate Portfolio - 1.10% series contract	3,613.931	426.707	345.262	3,695.376
U.S. Real Estate Portfolio - 0.95% series contract	1,376.924	2,211.424	1,071.018	2,517.330
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund - 1.50% series contract	457.186	25.309	25.838	456.657
Balanced Fund - 1.40% series contract	134,854.577	19,192.898	29,295.982	124,751.493
Balanced Fund - 1.25% series contract	1,862.130	271.886	1,180.303	953.713
Balanced Fund - 1.10% series contract	315.357	6.222	66.499	255.080
Balanced Fund - 0.95% series contract	2,741.025	520.928	33.078	3,228.875
Capital Appreciation Fund - 1.40% series contract	164,924.900	113,225.863	133,994.707	144,156.056
Capital Appreciation Fund - 1.25% series contract	1,174.714	217.731	344.618	1,047.827
Capital Appreciation Fund - 1.10% series contract	972.095	402.298	109.038	1,265.355
Capital Appreciation Fund - 0.95% series contract	3,943.625	1,378.507	712.393	4,609.739
Main Street Fund - 1.50% series contract	811.581	0.000	0.000	811.581
Main Street Fund - 1.40% series contract	233,060.022	184,403.220	213,704.390	203,758.852
Main Street Fund - 1.25% series contract	2,527.240	90.021	2,371.907	245.354
Main Street Fund - 1.10% series contract	8,860.484	1,787.945	334.766	10,313.663
Main Street Fund - 0.95% series contract	5,456.021	2,354.048	1,409.798	6,400.271

18

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2012	Units Purchased	Units Redeemed	Units Outstanding 12/31/2012
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio - 1.40% series contract	371,829.090	205,373.926	247,452.076	329,750.940
Real Return Portfolio - 1.25% series contract	1,876.652	244.967	8.184	2,113.435
Real Return Portfolio - 1.10% series contract	1,750.068	862.155	644.166	1,968.057
Real Return Portfolio - 0.95% series contract	4,133.483	6,310.681	3,612.540	6,831.624
Total Return Portfolio - 1.50% series contract	834.803	75.383	60.265	849.921
Total Return Portfolio - 1.40% series contract	453,654.585	253,650.301	269,846.744	437,458.142
Total Return Portfolio - 1.25% series contract	18,995.943	4,801.567	3,623.001	20,174.509
Total Return Portfolio - 1.10% series contract	11,199.441	5,322.794	3,014.395	13,507.840
Total Return Portfolio - 0.95% series contract	21,810.821	46,110.314	14,429.193	53,491.942
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund - 1.50% series contract	206.643	33.498	53.731	186.410
Conservative Growth Fund - 1.40% series contract	208,075.572	8,855.824	26,356.238	190,575.158
Strategic Growth Fund - 1.50% series contract	221.400	37.134	57.638	200.896
Strategic Growth Fund - 1.40% series contract	257,828.180	2,965.808	27,970.653	232,823.335
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.40% series contract	50,683.369	2,290.158	11,059.963	41,913.564
2015 ETF Fund - 1.10% series contract	1,394.068	279.074	0.000	1,673.142
2015 ETF Fund - 0.95% series contract	2,398.181	0.000	0.000	2,398.181
2025 ETF Fund - 1.40% series contract	35,659.897	5,722.308	8,232.044	33,150.161
2025 ETF Fund - 1.25% series contract	994.796	544.804	0.000	1,539.600
2025 ETF Fund - 1.10% series contract	314.492	0.000	50.808	263.684
2035 ETF Fund - 1.40% series contract	40,371.374	4,875.387	10,327.521	34,919.240
2035 ETF Fund - 1.10% series contract	1,317.426	0.000	0.000	1,317.426

19

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund - 1.40% series contract	221,618.541	28,353.080	35,317.604	214,654.017
Large Company Value Fund - 1.25% series contract	16,878.368	663.665	1,705.715	15,836.318
Large Company Value Fund - 1.10% series contract	286.016	116.248	83.680	318.584
Large Company Value Fund - 0.95% series contract	393.296	4,303.859	1,113.046	3,584.109
Mid Cap Value Fund - 1.50% series contract	3,141.913	111.142	1,276.497	1,976.558
Mid Cap Value Fund - 1.40% series contract	512,668.298	36,907.059	111,118.745	438,456.612
Mid Cap Value Fund - 1.25% series contract	15,524.240	13,984.760	2,686.699	26,822.301
Mid Cap Value Fund - 1.10% series contract	1,820.735	34.947	261.263	1,594.419
Mid Cap Value Fund - 0.95% series contract	491.989	3,482.603	340.178	3,634.414
Ultra Fund - 1.50% series contract	1,304.455	98.563	350.627	1,052.391
Ultra Fund - 1.40% series contract	425,837.801	33,441.677	76,716.394	382,563.084
Ultra Fund - 1.10% series contract	7,693.772	364.182	3,803.022	4,254.932
Ultra Fund - 0.95% series contract	399.260	2,748.722	1,032.106	2,115.876
Vista Fund - 1.50% series contract	235.472	10.745	1.387	244.830
Vista Fund - 1.40% series contract	677,149.148	46,217.280	173,787.761	549,578.667
Vista Fund - 1.25% series contract	3,578.517	523.400	375.876	3,726.041
Vista Fund - 1.10% series contract	3,919.696	106.103	1,534.280	2,491.519
Vista Fund - 0.95% series contract	249.650	5.116	14.821	239.945
Calamos Advisors Trust:
Growth and Income Portfolio - 1.50% series contract	420.014	852.072	13.884	1,258.202
Growth and Income Portfolio - 1.40% series contract	139,497.772	138,223.488	83,796.229	193,925.031
Growth and Income Portfolio - 1.25% series contract	7,548.191	1,883.528	5.926	9,425.793
Growth and Income Portfolio - 1.10% series contract	914.186	60.878	157.797	817.267
Growth and Income Portfolio - 0.95% series contract	1,804.667	6,068.410	16.821	7,856.256
Davis Variable Account Fund, Inc.:
Value Portfolio - 1.50% series contract	0.000	533.904	0.000	533.904
Value Portfolio - 1.40% series contract	189,109.456	34,877.179	102,329.259	121,657.376
Value Portfolio - 1.25% series contract	741.246	68.766	21.588	788.424
Value Portfolio - 1.10% series contract	3,635.663	731.855	702.241	3,665.277
Value Portfolio - 0.95% series contract	2,973.728	1,138.317	279.239	3,832.806
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc. - 1.50% series contract	274.233	0.000	0.273	273.960
Socially Responsible Growth Fund, Inc. - 1.40% series contract	515,234.318	29,168.837	59,605.267	484,797.888
Socially Responsible Growth Fund, Inc. - 1.10% series contract	8,587.138	969.197	426.267	9,130.068
Socially Responsible Growth Fund, Inc. - 0.95% series contract	500.964	135.551	4.662	631.853
Stock Index Fund, Inc. - 1.50% series contract	5,977.489	125.100	1,102.743	4,999.846
Stock Index Fund, Inc. - 1.40% series contract	2,952,544.404	413,732.800	713,194.553	2,653,082.651
Stock Index Fund, Inc. - 1.25% series contract	9,860.701	1,141.597	1,858.739	9,143.559
Stock Index Fund, Inc. - 1.10% series contract	16,707.673	2,133.613	1,039.777	17,801.509
Stock Index Fund, Inc. - 0.95% series contract	6,314.989	1,856.292	563.398	7,607.883
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio - 1.50% series contract	696.120	0.000	0.902	695.218
Technology Growth Portfolio - 1.40% series contract	919,000.964	68,804.203	157,579.488	830,225.679
Technology Growth Portfolio - 1.25% series contract	1,939.711	9,923.209	2,122.755	9,740.165
Technology Growth Portfolio - 1.10% series contract	5,554.461	311.376	1,490.300	4,375.537
Technology Growth Portfolio - 0.95% series contract	906.463	602.800	4.946	1,504.317
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio - 1.40% series contract	54,623.667	128,414.983	131,901.245	51,137.405
MidCap Stock Portfolio - 1.25% series contract	0.000	16.876	0.000	16.876
MidCap Stock Portfolio - 1.10% series contract	138.711	73.026	0.343	211.394
MidCap Stock Portfolio - 0.95% series contract	0.000	2,909.060	83.175	2,825.885
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio - 1.50% series contract	843.572	0.000	606.003	237.569
Appreciation Portfolio - 1.40% series contract	574,110.520	87,479.956	130,822.281	530,768.195
Appreciation Portfolio - 1.25% series contract	22,705.777	3,770.688	6,203.305	20,273.160
Appreciation Portfolio - 1.10% series contract	1,560.588	76.879	86.979	1,550.488
Appreciation Portfolio - 0.95% series contract	75.249	2,594.555	13.446	2,656.358
Growth and Income Portfolio - 1.50% series contract	538.367	49.944	0.740	587.571
Growth and Income Portfolio - 1.40% series contract	304,183.806	30,410.407	67,331.922	267,262.291
Growth and Income Portfolio - 1.10% series contract	4,442.428	507.893	136.878	4,813.443
Growth and Income Portfolio - 0.95% series contract	4.044	700.219	0.000	704.263
Money Market Portfolio - 1.50% series contract	2,995.297	214.963	1,233.220	1,977.040
Money Market Portfolio - 1.40% series contract	4,830,483.049	1,291,900.588	2,079,939.170	4,042,444.467
Money Market Portfolio - 1.25% series contract	49.317	84,579.837	62.971	84,566.183
Money Market Portfolio - 1.10% series contract	42,561.820	1,820.714	685.477	43,697.057
Money Market Portfolio - 0.95% series contract	15,198.019	53,419.223	46,213.751	22,403.491
Opportunistic Small Cap Portfolio - 1.50% series contract	921.159	21.768	1.337	941.590
Opportunistic Small Cap Portfolio - 1.40% series contract	505,999.336	47,542.771	82,960.558	470,581.549
Opportunistic Small Cap Portfolio - 1.25% series contract	2,532.570	447.640	515.831	2,464.379
Opportunistic Small Cap Portfolio - 1.10% series contract	2,196.614	235.800	655.038	1,777.376
Opportunistic Small Cap Portfolio - 0.95% series contract	565.947	45.185	2.436	608.696

20

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
DWS Investments VIT Funds - Class A:
Small Cap Index VIP - 1.50% series contract	221.584	6.695	0.236	228.043
Small Cap Index VIP - 1.40% series contract	283,164.554	60,090.612	96,771.582	246,483.584
Small Cap Index VIP - 1.25% series contract	509.649	0.000	509.649	0.000
Small Cap Index VIP - 1.10% series contract	171.426	46.051	58.326	159.151
Small Cap Index VIP - 0.95% series contract	540.504	1,844.284	598.690	1,786.098
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.40% series contract	213,433.130	50,376.655	43,196.546	220,613.239
Ibbotson Balanced ETF Asset Allocation Portfolio - 1.10% series contract	1,409.932	196.058	26.227	1,579.763
Ibbotson Balanced ETF Asset Allocation Portfolio - 0.95% series contract	2,636.256	4,996.024	0.000	7,632.280
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.40% series contract	70,369.207	19,662.778	26,852.269	63,179.716
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.25% series contract	2,525.068	100.645	0.000	2,625.713
Ibbotson Conservative ETF Asset Allocation Portfolio - 1.10% series contract	1,744.889	177.944	26.012	1,896.821
Ibbotson Conservative ETF Asset Allocation Portfolio - 0.95% series contract	416.864	1,458.723	0.000	1,875.587
Ibbotson Growth ETF Asset Allocation Portfolio - 1.40% series contract	292,906.241	214,112.725	181,470.765	325,548.201
Ibbotson Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,525.288	265.450	22.840	1,767.898
Ibbotson Growth ETF Asset Allocation Portfolio - 0.95% series contract	19,638.562	4,286.613	523.374	23,401.801
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.40% series contract	72,550.676	22,594.756	24,693.625	70,451.807
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.25% series contract	171.990	0.000	0.000	171.990
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 1.10% series contract	1,553.507	536.932	39.013	2,051.426
Ibbotson Income and Growth ETF Asset Allocation Portfolio - 0.95% series contract	15,416.848	5,363.623	227.891	20,552.580
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund - 1.40% series contract	119,643.525	37,176.874	47,064.922	109,755.477
Templeton Foreign Securities Fund - 1.25% series contract	1,909.089	653.957	428.705	2,134.341
Templeton Foreign Securities Fund - 1.10% series contract	6,044.173	1,098.110	56.569	7,085.714
Templeton Foreign Securities Fund - 0.95% series contract	1,710.630	2,759.949	160.597	4,309.982
Invesco Variable Insurance Funds - Series I Shares:
Capital Development Fund - 1.50% series contract	4,720.810	460.516	1,377.880	3,803.446
Capital Development Fund - 1.40% series contract	789,430.012	102,213.795	158,819.040	732,824.767
Capital Development Fund - 1.25% series contract	3,453.771	309.572	960.323	2,803.020
Capital Development Fund - 1.10% series contract	11,156.656	1,404.507	2,620.832	9,940.331
Capital Development Fund - 0.95% series contract	3,857.916	1,615.981	385.334	5,088.563
Core Equity Fund - 1.40% series contract	619,908.793	340,197.793	411,407.858	548,698.728
Core Equity Fund - 1.25% series contract	2,065.911	15.141	2,076.931	4.121
Core Equity Fund - 1.10% series contract	4,671.523	137.971	1,465.967	3,343.527
Core Equity Fund - 0.95% series contract	141.577	2,335.047	0.000	2,476.624
Dividend Growth Fund - 1.40% series contract	0.000	100,234.033	17,397.044	82,836.989
Dividend Growth Fund - 1.25% series contract	0.000	4,421.855	3,021.364	1,400.491
Dividend Growth Fund - 1.10% series contract	0.000	307.847	0.667	307.180
Dividend Growth Fund - 0.95% series contract	0.000	329.924	0.000	329.924
Dynamics Fund - 1.50% series contract	223.237	4.346	227.583	0.000
Dynamics Fund - 1.40% series contract	37,355.165	2,633.537	39,988.702	0.000
Dynamics Fund - 0.95% series contract	228.658	11.889	240.547	0.000
Financial Services Fund - 1.40% series contract	156,743.557	11,464.725	168,208.282	0.000
Financial Services Fund - 1.25% series contract	2,852.734	5,214.686	8,067.420	0.000
Financial Services Fund - 1.10% series contract	324.287	80.986	405.273	0.000
Financial Services Fund - 0.95% series contract	445.947	36.421	482.368	0.000
Global Health Care Fund - 1.50% series contract	697.244	0.000	0.392	696.852
Global Health Care Fund - 1.40% series contract	252,316.572	25,264.300	46,860.646	230,720.226
Global Health Care Fund - 1.25% series contract	2,528.517	57.244	1,090.129	1,495.632
Global Health Care Fund - 1.10% series contract	983.143	0.000	377.605	605.538
Global Health Care Fund - 0.95% series contract	1,088.089	968.804	12.541	2,044.352
High Yield Fund - 1.40% series contract	178,635.311	102,016.713	122,661.292	157,990.732
High Yield Fund - 1.25% series contract	10,254.272	546.362	956.483	9,844.151
High Yield Fund - 1.10% series contract	320.571	49.596	18.030	352.137
High Yield Fund - 0.95% series contract	429.175	1,589.421	584.530	1,434.066
Small Cap Equity Fund - 1.50% series contract	729.450	650.605	729.453	650.602
Small Cap Equity Fund - 1.40% series contract	236,908.714	158,544.346	139,073.572	256,379.488
Small Cap Equity Fund - 1.25% series contract	2,035.984	59.467	574.739	1,520.712
Small Cap Equity Fund - 1.10% series contract	1,679.531	24.495	1,583.184	120.842
Small Cap Equity Fund - 0.95% series contract	404.592	642.968	0.000	1,047.560
Van Kampen Comstock Fund - 1.50% series contract	0.000	795.202	1.763	793.439
Van Kampen Comstock Fund - 1.40% series contract	0.000	1,092,430.814	303,483.844	788,946.970
Van Kampen Comstock Fund - 1.25% series contract	0.000	6,523.127	1,516.469	5,006.658
Van Kampen Comstock Fund - 1.10% series contract	0.000	13,302.557	2,001.381	11,301.176
Van Kampen Comstock Fund - 0.95% series contract	0.000	5,234.033	148.798	5,085.235
Van Kampen U.S. Mid Cap Value Portfolio - 1.65% series contract	416.342	0.000	0.636	415.706
Van Kampen U.S. Mid Cap Value Portfolio - 1.50% series contract	1,106.620	447.744	447.576	1,106.788
Van Kampen U.S. Mid Cap Value Portfolio - 1.40% series contract	373,350.171	49,411.326	85,699.968	337,061.529
Van Kampen U.S. Mid Cap Value Portfolio - 1.25% series contract	4,884.937	634.620	376.157	5,143.400
Van Kampen U.S. Mid Cap Value Portfolio - 1.10% series contract	1,968.927	51.148	472.135	1,547.940
Van Kampen U.S. Mid Cap Value Portfolio - 0.95% series contract	1,452.874	281.946	1.052	1,733.768
Van Kampen Value Portfolio - 1.50% series contract	1,107.532	8.853	1,116.385	0.000
Van Kampen Value Portfolio - 1.40% series contract	531,959.980	69,454.535	601,414.515	0.000
Van Kampen Value Portfolio - 1.25% series contract	4,117.423	48.275	4,165.698	0.000
Van Kampen Value Portfolio - 1.10% series contract	6,992.661	204.215	7,196.876	0.000
Van Kampen Value Portfolio - 0.95% series contract	2,133.506	147.231	2,280.737	0.000

21

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
Janus Aspen Series - Institutional Shares:
Balanced Portfolio - 1.65% series contract	410.171	0.000	0.626	409.545
Balanced Portfolio - 1.50% series contract	2,780.968	320.670	1,349.115	1,752.523
Balanced Portfolio - 1.40% series contract	1,714,139.143	134,403.577	403,678.852	1,444,863.868
Balanced Portfolio - 1.25% series contract	22,607.028	5,361.114	3,914.689	24,053.453
Balanced Portfolio - 1.10% series contract	8,743.804	3,653.337	5,021.930	7,375.211
Balanced Portfolio - 0.95% series contract	1,331.683	457.830	6.318	1,783.195
Enterprise Portfolio - 1.50% series contract	160.019	5.069	165.088	0.000
Enterprise Portfolio - 1.40% series contract	671,167.587	55,652.131	128,336.786	598,482.932
Enterprise Portfolio - 1.25% series contract	2,839.867	0.000	373.106	2,466.761
Enterprise Portfolio - 1.10% series contract	9,872.960	357.764	3,224.570	7,006.154
Enterprise Portfolio - 0.95% series contract	362.170	916.542	355.946	922.766
Forty Portfolio - 1.50% series contract	2,101.591	34.966	1,387.293	749.264
Forty Portfolio - 1.40% series contract	1,049,746.282	117,800.710	295,757.310	871,789.682
Forty Portfolio - 1.25% series contract	13,738.288	3,930.727	2,536.595	15,132.420
Forty Portfolio - 1.10% series contract	5,354.461	493.215	626.849	5,220.827
Forty Portfolio - 0.95% series contract	979.346	205.530	6.612	1,178.264
Janus Portfolio - 1.50% series contract	274.637	0.000	246.789	27.848
Janus Portfolio - 1.40% series contract	1,051,736.558	164,624.087	278,249.809	938,110.836
Janus Portfolio - 1.25% series contract	9,134.271	196.604	2,606.404	6,724.471
Janus Portfolio - 1.10% series contract	5,323.782	120.412	896.412	4,547.782
Janus Portfolio - 0.95% series contract	3.892	0.000	0.000	3.892
Overseas Portfolio - 1.50% series contract	905.059	507.534	414.058	998.535
Overseas Portfolio - 1.40% series contract	883,475.809	163,749.927	267,288.914	779,936.822
Overseas Portfolio - 1.25% series contract	24,688.646	3,136.032	6,678.802	21,145.876
Overseas Portfolio - 1.10% series contract	9,276.508	1,422.289	1,226.494	9,472.303
Overseas Portfolio - 0.95% series contract	4,371.495	3,711.544	594.864	7,488.175
Worldwide Portfolio - 1.50% series contract	1,124.204	0.000	0.611	1,123.593
Worldwide Portfolio - 1.40% series contract	829,951.849	36,091.279	133,044.677	732,998.451
Worldwide Portfolio - 1.25% series contract	75.155	0.000	0.000	75.155
Worldwide Portfolio - 1.10% series contract	6,397.044	407.280	274.703	6,529.621
Worldwide Portfolio - 0.95% series contract	294.411	25.565	2.425	317.551
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio - 1.50% series contract	2,908.907	45.596	168.942	2,785.561
Core Plus Fixed Income Portfolio - 1.40% series contract	498,734.935	103,581.005	163,374.570	438,941.370
Core Plus Fixed Income Portfolio - 1.25% series contract	15,978.333	4,158.133	9,969.306	10,167.160
Core Plus Fixed Income Portfolio - 1.10% series contract	5,244.200	484.062	320.572	5,407.690
Core Plus Fixed Income Portfolio - 0.95% series contract	2,502.390	1,361.812	361.889	3,502.313
Mid-Cap Growth Portfolio - 1.50% series contract	0.000	747.280	0.000	747.280
Mid-Cap Growth Portfolio - 1.40% series contract	79,274.644	144,008.465	77,360.021	145,923.088
Mid-Cap Growth Portfolio - 1.25% series contract	1,841.060	0.000	18.410	1,822.650
Mid-Cap Growth Portfolio - 1.10% series contract	438.289	37.083	0.536	474.836
Mid-Cap Growth Portfolio - 0.95% series contract	128.432	1,503.632	28.078	1,603.986
U.S. Real Estate Portfolio - 1.50% series contract	40.736	0.000	0.398	40.338
U.S. Real Estate Portfolio - 1.40% series contract	300,625.243	32,513.196	57,787.592	275,350.847
U.S. Real Estate Portfolio - 1.25% series contract	6,875.161	1,085.933	1,311.850	6,649.244
U.S. Real Estate Portfolio - 1.10% series contract	3,459.344	300.946	146.359	3,613.931
U.S. Real Estate Portfolio - 0.95% series contract	804.593	854.058	281.727	1,376.924
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund - 1.50% series contract	1,007.044	37.199	587.057	457.186
Balanced Fund - 1.40% series contract	144,447.330	27,468.265	37,061.018	134,854.577
Balanced Fund - 1.25% series contract	1,730.806	305.073	173.749	1,862.130
Balanced Fund - 1.10% series contract	228.835	109.108	22.586	315.357
Balanced Fund - 0.95% series contract	2,216.532	524.493	0.000	2,741.025
Capital Appreciation Fund - 1.40% series contract	215,170.664	104,000.672	154,246.436	164,924.900
Capital Appreciation Fund - 1.25% series contract	1,081.250	107.554	14.090	1,174.714
Capital Appreciation Fund - 1.10% series contract	801.288	188.968	18.161	972.095
Capital Appreciation Fund - 0.95% series contract	3,144.986	998.352	199.713	3,943.625
Main Street Fund - 1.50% series contract	832.322	811.582	832.323	811.581
Main Street Fund - 1.40% series contract	209,672.563	148,015.814	124,628.355	233,060.022
Main Street Fund - 1.25% series contract	2,427.990	135.936	36.686	2,527.240
Main Street Fund - 1.10% series contract	7,668.478	1,384.433	192.427	8,860.484
Main Street Fund - 0.95% series contract	4,485.181	1,375.868	405.028	5,456.021

22

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(6)	CHANGES IN UNITS OUTSTANDING - Continued

	Units Outstanding 1/1/2011	Units Purchased	Units Redeemed	Units Outstanding 12/31/2011
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio - 1.50% series contract	651.035	0.000	651.035	0.000
Real Return Portfolio - 1.40% series contract	431,883.399	141,337.478	201,391.787	371,829.090
Real Return Portfolio - 1.25% series contract	0.000	1,876.652	0.000	1,876.652
Real Return Portfolio - 1.10% series contract	1,891.973	237.087	378.992	1,750.068
Real Return Portfolio - 0.95% series contract	1,677.856	3,992.382	1,536.755	4,133.483
Total Return Portfolio - 1.50% series contract	1,467.692	83.877	716.766	834.803
Total Return Portfolio - 1.40% series contract	553,959.718	207,377.830	307,682.963	453,654.585
Total Return Portfolio - 1.25% series contract	13,524.404	7,584.107	2,112.568	18,995.943
Total Return Portfolio - 1.10% series contract	10,277.047	1,609.918	687.524	11,199.441
Total Return Portfolio - 0.95% series contract	10,999.898	15,649.088	4,838.165	21,810.821
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund - 1.50% series contract	3,047.096	34.532	2,874.985	206.643
Conservative Growth Fund - 1.40% series contract	249,890.123	8,455.234	50,269.785	208,075.572
Strategic Growth Fund - 1.50% series contract	185.018	37.745	1.363	221.400
Strategic Growth Fund - 1.40% series contract	283,338.056	16,627.863	42,137.739	257,828.180
Wilshire Variable Insurance Trust:
2015 ETF Fund - 1.40% series contract	52,637.163	6,865.191	8,818.985	50,683.369
2015 ETF Fund - 1.10% series contract	1,094.510	334.868	35.310	1,394.068
2015 ETF Fund - 0.95% series contract	2,398.181	0.000	0.000	2,398.181
2025 ETF Fund - 1.40% series contract	28,997.460	13,967.511	7,305.074	35,659.897
2025 ETF Fund - 1.25% series contract	774.413	220.383	0.000	994.796
2025 ETF Fund - 1.10% series contract	314.492	0.000	0.000	314.492
2035 ETF Fund - 1.40% series contract	29,961.078	11,381.824	971.528	40,371.374
2035 ETF Fund - 1.10% series contract	1,606.527	0.000	289.101	1,317.426

23

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS

	At December 31, 2012				Periods Ended December 31, 2012
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	208	$11.144510	$11.563002	$2,318	1.91%	0.95%	1.40%	14.76%	15.29%
Mid Cap Value Fund	399	16.059540	16.799792	6,476	2.00%	0.95%	1.50%	14.57%	15.22%
Ultra Fund	351	11.575185	12.108775	4,095	0.00%	0.95%	1.50%	12.21%	12.84%
Vista Fund	510	12.599482	13.180348	6,486	0.00%	0.95%	1.50%	13.87%	14.51%
Calamos Advisors Trust:
Growth and Income Portfolio	184	10.900516	11.250751	2,026	2.16%	0.95%	1.50%	6.79%	7.39%
Davis Variable Account Fund, Inc.:
Value Portfolio	107	8.803671	9.086665	949	1.56%	0.95%	1.50%	11.38%	12.00%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	461	12.594424	13.715738	5,902	0.83%	0.95%	1.50%	10.29%	10.91%
Stock Index Fund, Inc.	2,453	15.540816	16.924374	38,719	2.09%	0.95%	1.50%	13.99%	14.63%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	766	14.350210	15.011755	11,085	0.00%	0.95%	1.50%	13.88%	14.52%
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	69	10.599682	10.877464	731	0.18%	0.95%	1.40%	17.66%	18.20%
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	510	17.443859	18.996453	8,962	3.77%	0.95%	1.50%	8.77%	9.38%
Growth and Income Portfolio	263	13.116319	14.284381	3,503	0.65%	0.95%	1.50%	16.29%	16.95%
Money Market Portfolio	3,483	1.159822	1.244672	4,088	0.00%	0.95%	1.50%	-1.29%	-0.76%
Opportunistic Small Cap Portfolio	445	12.974086	14.129250	5,868	0.00%	0.95%	1.50%	18.75%	19.41%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	219	18.030911	19.446511	4,008	0.91%	0.95%	1.50%	14.50%	15.14%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	275	10.468828	10.743106	2,887	1.62%	0.95%	1.40%	9.25%	9.76%
Ibbotson Conservative ETF Asset Allocation Portfolio	67	11.307621	11.603815	757	1.38%	0.95%	1.40%	3.73%	4.21%
Ibbotson Growth ETF Asset Allocation Portfolio	343	9.831643	10.089265	3,385	1.28%	0.95%	1.40%	11.33%	11.84%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	106	10.839063	11.123004	1,157	1.69%	0.95%	1.40%	6.35%	6.84%

Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	145	9.317125	9.561306	1,352	2.80%	0.95%	1.40%	16.57%	17.10%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	483	12.002368	12.373554	5,795	0.97%	0.95%	1.40%	12.28%	12.80%
Diversified Dividend Fund	81	10.695708	10.777863	865	2.10%	0.95%	1.40%	17.06%	17.59%
Global Health Care Fund	216	13.732927	14.650040	3,001	0.00%	0.95%	1.50%	19.08%	19.75%
High Yield Fund	159	16.866905	17.547102	2,683	5.36%	0.95%	1.40%	15.52%	16.06%
Small Cap Equity Fund	216	14.591069	15.263779	3,173	0.00%	0.95%	1.50%	12.18%	12.81%
Van Kampen American Value Fund	301	26.108494	29.101539	8,140	0.71%	0.95%	1.65%	15.36%	16.19%
Van Kampen Comstock Fund	693	10.443398	10.541572	7,254	1.74%	0.95%	1.50%	17.43%	18.09%
Van Kampen Mid Cap Growth Fund (*)	843	9.772763	9.809977	8,246	0.00%	0.95%	1.50%	-2.27%	-1.90%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,344	26.593307	29.641370	37,025	2.84%	0.95%	1.65%	11.74%	12.53%
Enterprise Portfolio	559	23.567783	25.270845	13,178	0.00%	0.95%	1.40%	15.64%	16.17%
Forty Portfolio	821	14.307295	15.430571	11,921	0.74%	0.95%	1.50%	22.29%	22.98%
Janus Portfolio	842	14.672307	15.978674	12,532	0.57%	0.95%	1.50%	16.80%	17.46%
Overseas Portfolio	734	26.469833	28.826598	19,645	0.70%	0.95%	1.50%	11.76%	12.38%
Worldwide Portfolio	672	13.342878	14.530865	9,111	0.87%	0.95%	1.50%	18.27%	18.93%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	402	17.450128	19.003105	7,116	4.74%	0.95%	1.50%	7.79%	8.40%
Mid-Cap Growth Portfolio	123	11.684259	12.059774	1,447	0.00%	0.95%	1.50%	7.05%	7.65%
U.S. Real Estate Portfolio	271	35.004230	38.120131	9,630	0.89%	0.95%	1.50%	14.09%	14.73%
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	130	9.612383	10.055540	1,258	1.37%	0.95%	1.50%	10.65%	11.27%
Capital Appreciation Fund	151	11.598687	12.034178	1,755	0.71%	0.95%	1.40%	12.51%	13.03%
Main Street Fund	222	12.500898	13.077203	2,798	1.02%	0.95%	1.50%	15.11%	15.76%
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	341	14.918978	15.478914	5,087	1.05%	0.95%	1.40%	7.23%	7.72%
Total Return Portfolio	525	15.154758	15.853109	8,069	2.52%	0.95%	1.50%	7.95%	8.56%
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	191	12.943681	13.083891	2,496	1.82%	1.40%	1.50%	6.17%	6.28%
Strategic Growth Fund	233	11.813071	11.940945	2,783	1.43%	1.40%	1.50%	9.74%	9.85%
Wilshire Variable Insurance Trust:
2015 ETF Fund	46	10.812803	11.096102	498	2.13%	0.95%	1.40%	10.89%	11.40%
2025 ETF Fund	35	10.157895	10.334764	355	1.80%	1.10%	1.40%	11.15%	11.49%
2035 ETF Fund	36	9.436155	9.600483	342	1.58%	1.10%	1.40%	12.48%	12.83%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*) Period from April 26, 2012 (commencement of operations) to December 31, 2012.

24

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2011				Periods Ended December 31, 2011
Subaccount	Units (000s)	Unit Value Range		Net Assets (000s)	Investment Income Ratio (1)	Expenses Ratio Range (2)		Total Return Range (3)
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	234	$9.711168	$10.029814	$2,279	1.63%	0.95%	1.40%	-0.29%	0.16%
Mid Cap Value Fund	472	14.016711	14.580948	6,677	1.31%	0.95%	1.50%	-2.18%	-1.63%
Ultra Fund	390	10.315905	10.731230	4,054	0.00%	0.95%	1.50%	-0.45%	0.11%
Vista Fund	556	11.064664	11.510165	6,201	0.00%	0.95%	1.50%	-9.27%	-8.77%
Calamos Advisors Trust:
Growth and Income Portfolio	213	10.207208	10.476349	2,190	1.69%	0.95%	1.50%	-3.34%	-2.80%
Davis Variable Account Fund, Inc.:
Value Portfolio	130	7.904526	8.113069	1,037	0.70%	0.95%	1.50%	-5.61%	-5.08%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	495	11.419795	12.367091	5,739	0.91%	0.95%	1.50%	-0.61%	-0.06%
Stock Index Fund, Inc.	2,693	13.633137	14.763987	37,239	1.84%	0.95%	1.50%	0.35%	0.91%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	847	12.601291	13.108589	10,748	0.00%	0.95%	1.50%	-9.16%	-8.66%
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	54	9.008668	9.202542	489	0.43%	0.95%	1.40%	-1.20%	-0.75%
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	555	16.038052	17.368050	8,984	1.70%	0.95%	1.50%	7.38%	7.98%
Growth and Income Portfolio	273	11.278546	12.214396	3,131	1.28%	0.95%	1.50%	-4.25%	-3.72%
Money Market Portfolio	4,195	1.174932	1.254221	4,979	0.01%	0.95%	1.50%	-1.25%	-0.74%
Opportunistic Small Cap Portfolio	476	10.925843	11.832216	5,281	0.41%	0.95%	1.50%	-15.14%	-14.66%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	249	15.747735	16.889302	3,968	0.91%	0.95%	1.50%	-5.85%	-5.32%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	230	9.582086	9.788226	2,204	1.01%	0.95%	1.40%	-2.27%	-1.83%
Ibbotson Conservative ETF Asset Allocation Portfolio	70	10.901054	11.135492	759	1.18%	0.95%	1.40%	1.70%	2.16%
Ibbotson Growth ETF Asset Allocation Portfolio	351	8.831294	9.021307	3,102	1.21%	0.95%	1.40%	-5.02%	-4.59%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	93	10.191838	10.411042	955	0.86%	0.95%	1.40%	-0.33%	0.13%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	123	7.992835	8.164847	987	1.83%	0.95%	1.40%	-11.88%	-11.48%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	555	10.689653	10.969906	5,929	0.95%	0.95%	1.40%	-1.46%	-1.01%
Dividend Growth Fund (*)	85	9.137312	9.165439	776	0.00%	0.95%	1.40%	-8.63%	-8.35%
Global Health Care Fund	236	11.532821	12.234356	2,748	0.00%	0.95%	1.50%	2.39%	2.96%
High Yield Fund	170	14.600221	15.119626	2,479	7.48%	0.95%	1.40%	-0.45%	0.00%
Small Cap Equity Fund	260	13.007163	13.530893	3,403	0.00%	0.95%	1.50%	-2.21%	-1.67%
Van Kampen Comstock Fund (*)	811	8.892927	8.926428	7,219	0.00%	0.95%	1.50%	-11.07%	-10.74%
Van Kampen U.S. Mid Cap Value Portfolio	347	22.632046	25.047366	8,127	0.70%	0.95%	1.65%	-0.74%	-0.04%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,480	23.800233	26.339751	36,419	2.64%	0.95%	1.65%	-0.04%	0.67%
Enterprise Portfolio	609	20.380175	21.753081	12,407	0.00%	0.95%	1.40%	-2.80%	-2.35%
Forty Portfolio	894	11.699545	12.547680	10,601	0.37%	0.95%	1.50%	-8.09%	-7.58%
Janus Portfolio	949	12.561895	13.604019	12,087	0.60%	0.95%	1.50%	-6.72%	-6.20%
Overseas Portfolio	819	23.685193	25.649952	19,613	0.49%	0.95%	1.50%	-33.19%	-32.81%
Worldwide Portfolio	741	11.281669	12.217572	8,486	0.59%	0.95%	1.50%	-15.03%	-14.56%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	461	16.188954	17.531258	7,568	3.78%	0.95%	1.50%	4.07%	4.65%
Mid-Cap Growth Portfolio	151	10.914608	11.202473	1,652	0.47%	0.95%	1.50%	-8.51%	-8.00%
U.S. Real Estate Portfolio	287	30.681207	33.225818	8,936	0.86%	0.95%	1.50%	4.33%	4.92%
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	140	8.687427	9.037210	1,228	2.51%	0.95%	1.50%	-0.79%	-0.23%
Capital Appreciation Fund	171	10.308821	10.647028	1,765	0.38%	0.95%	1.40%	-2.53%	-2.09%
Main Street Fund	251	10.859984	11.297248	2,747	0.82%	0.95%	1.50%	-1.51%	-0.96%
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	380	13.912909	14.369148	5,284	1.94%	0.95%	1.40%	10.12%	10.62%
Total Return Portfolio	506	14.038660	14.603585	7,178	2.55%	0.95%	1.50%	2.06%	2.63%
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	208	12.191822	12.311332	2,564	1.43%	1.40%	1.50%	0.37%	0.47%
Strategic Growth Fund	258	10.764584	10.870014	2,805	0.51%	1.40%	1.50%	-5.15%	-5.05%
Wilshire Variable Insurance Trust:
2015 ETF Fund	54	9.750608	9.960378	532	1.51%	0.95%	1.40%	0.14%	0.60%
2025 ETF Fund	37	9.139184	9.269945	338	1.29%	1.10%	1.40%	-1.14%	-0.84%
2035 ETF Fund	42	8.388909	8.508957	350	1.18%	1.10%	1.40%	-3.05%	-2.76%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

Note:	Year ended unless otherwise noted.
(*) Period from May 2, 2011 (commencement of operations) to December 31, 2011.

25

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2010				Periods Ended December 31, 2010
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	239	$9.739897	$10.013853	$2,331	1.48%	0.95%	1.40%	9.42%	9.92%
Mid Cap Value Fund	534	14.329115	14.823288	7,697	2.15%	0.95%	1.50%	17.47%	18.12%
Ultra Fund	435	10.362149	10.719593	4,539	0.49%	0.95%	1.50%	14.34%	14.98%
Vista Fund	685	12.195728	12.616420	8,409	0.00%	0.95%	1.50%	22.03%	22.71%
Calamos Advisors Trust:
Growth and Income Portfolio	150	10.560214	10.778592	1,593	1.70%	0.95%	1.50%	9.92%	10.53%
Davis Variable Account Fund, Inc.:
Value Portfolio	196	8.405610	8.547573	1,652	1.34%	0.95%	1.40%	11.19%	11.69%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	525	11.489945	12.374074	6,114	0.83%	0.95%	1.50%	13.09%	13.73%
Stock Index Fund, Inc.	2,991	13.585166	14.630486	41,179	1.75%	0.95%	1.50%	13.12%	13.75%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	928	13.872198	14.350654	12,957	0.00%	0.95%	1.50%	27.98%	28.70%
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	55	9.118201	9.220701	499	0.14%	1.10%	1.40%	25.17%	25.55%
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	599	14.935711	16.084677	9,011	2.09%	0.95%	1.50%	13.59%	14.22%
Growth and Income Portfolio	309	11.779080	12.685752	3,693	1.15%	0.95%	1.50%	16.83%	17.48%
Money Market Portfolio	4,891	1.189835	1.263611	5,874	0.01%	0.95%	1.50%	-1.24%	-0.74%
Opportunistic Small Cap Portfolio	512	12.874640	13.865307	6,684	0.72%	0.95%	1.50%	29.18%	29.90%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	285	16.725575	17.838550	4,817	0.89%	0.95%	1.50%	24.50%	25.19%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	217	9.804853	9.970363	2,133	0.72%	0.95%	1.40%	10.07%	10.57%
Ibbotson Conservative ETF Asset Allocation Portfolio	75	10.718686	10.899571	805	1.26%	0.95%	1.40%	4.89%	5.37%
Ibbotson Growth ETF Asset Allocation Portfolio	314	9.298466	9.455443	2,924	0.71%	0.95%	1.40%	12.27%	12.78%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	90	10.225248	10.397817	920	0.49%	0.95%	1.40%	7.35%	7.84%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	129	9.070806	9.223947	1,174	1.79%	0.95%	1.40%	6.89%	7.38%
Invesco Variable Insurance Funds - Series I Shares:
Core Equity Fund	627	10.848006	11.081917	6,800	0.97%	0.95%	1.40%	8.02%	8.52%
Global Health Care Fund	258	11.263244	11.882155	2,931	0.00%	0.95%	1.50%	3.71%	4.29%
High Yield Fund	190	14.665988	15.118875	2,783	9.57%	0.95%	1.40%	11.98%	12.49%
Small Cap Equity Fund	242	13.301457	13.760300	3,236	0.00%	0.95%	1.50%	26.61%	27.32%
Van Kampen U.S. Mid Cap Value Portfolio	383	22.800917	25.056260	9,020	0.88%	0.95%	1.65%	20.23%	21.08%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,750	23.808573	26.163193	42,989	2.74%	0.95%	1.65%	6.60%	7.36%
Enterprise Portfolio	684	20.686244	22.277708	14,347	0.06%	0.95%	1.50%	23.96%	24.65%
Forty Portfolio	1,072	12.729492	13.576596	13,813	0.34%	0.95%	1.50%	5.15%	5.74%
Janus Portfolio	1,066	13.466769	14.503094	14,536	1.05%	0.95%	1.50%	12.80%	13.43%
Overseas Portfolio	923	35.449774	38.177207	33,017	0.68%	0.95%	1.50%	23.43%	24.12%
Worldwide Portfolio	838	13.277895	14.299594	11,279	0.59%	0.95%	1.50%	14.10%	14.74%
Morgan Stanley - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	525	15.556347	16.752885	8,276	6.04%	0.95%	1.50%	5.54%	6.13%
Mid-Cap Growth Portfolio	82	11.974622	12.176797	978	0.00%	0.95%	1.40%	30.46%	31.06%
U.S. Real Estate Portfolio	312	29.406587	31.669046	9,292	2.17%	0.95%	1.50%	28.02%	28.73%
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	150	8.756402	9.058486	1,319	1.42%	0.95%	1.50%	11.22%	11.84%
Capital Appreciation Fund	220	10.576448	10.873899	2,330	0.18%	0.95%	1.40%	7.89%	8.38%
Main Street Fund	225	11.026628	11.407016	2,501	0.97%	0.95%	1.50%	14.37%	15.00%
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	436	12.556436	12.989457	5,511	1.41%	0.95%	1.50%	6.49%	7.08%
Total Return Portfolio	590	13.755099	14.229361	8,177	2.40%	0.95%	1.50%	6.50%	7.09%
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	253	12.146740	12.253392	3,099	1.35%	1.40%	1.50%	10.76%	10.88%
Strategic Growth Fund	284	11.348485	11.448022	3,246	0.69%	1.40%	1.50%	13.64%	13.75%
Wilshire Variable Insurance Trust:
2015 ETF Fund	56	9.736952	9.901338	547	0.60%	0.95%	1.40%	9.97%	10.48%
2025 ETF Fund	30	9.244323	9.348177	278	0.68%	1.10%	1.40%	10.33%	10.66%
2035 ETF Fund	32	8.653185	8.750422	273	0.57%	1.10%	1.40%	11.08%	11.41%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

26

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2009				Periods Ended December 31, 2009
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	645	10.042331	10.212277	6,481	1.71%	0.95%	1.40%	26.50%	27.08%
Global Health Care Fund	282	10.859906	11.393028	3,085	0.32%	0.95%	1.50%	25.76%	26.46%
High Yield Fund	215	13.096510	13.439612	2,821	8.95%	0.95%	1.40%	50.65%	51.34%
Small Cap Equity Fund	242	10.505649	10.807756	2,558	0.17%	0.95%	1.50%	19.47%	20.14%
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	276	8.901355	9.110166	2,454	4.98%	0.95%	1.40%	18.36%	18.90%
Mid Cap Value Fund	580	12.198523	12.452868	7,110	3.74%	1.10%	1.50%	28.00%	28.52%
Ultra Fund	475	9.062227	9.322807	4,329	0.28%	0.95%	1.50%	32.46%	33.20%
Vista Fund	754	9.994331	10.281743	7,572	0.00%	0.95%	1.50%	20.63%	21.31%
Calamos Advisors Trust:
Growth and Income Portfolio	120	9.633554	9.712245	1,154	2.69%	1.10%	1.40%	37.47%	37.89%
Davis Variable Account Fund, Inc.:
Value Portfolio	197	7.539424	7.652717	1,489	0.96%	0.95%	1.50%	29.19%	29.91%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	569	10.159571	10.679251	5,854	0.92%	1.10%	1.50%	31.75%	32.28%
Stock Index Fund, Inc.	3,198	12.009771	12.862112	38,859	1.97%	0.95%	1.50%	24.44%	25.13%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	1,005	10.838990	11.150653	10,952	0.43%	0.95%	1.50%	55.30%	56.17%
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	6	7.284643	7.284643	44	0.87%	1.40%	1.40%	33.43%	33.43%
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	670	13.149066	14.082019	8,875	2.50%	0.95%	1.50%	20.72%	21.39%
Developing Leaders Portfolio	579	9.966140	10.673474	5,844	1.50%	0.95%	1.50%	24.15%	24.84%
Growth and Income Portfolio	350	10.082315	10.798137	3,569	2.69%	0.95%	1.50%	26.85%	27.56%
Money Market Portfolio	5,855	1.204726	1.272974	7,112	0.14%	0.95%	1.50%	-1.13%	-0.64%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	295	13.434334	14.248812	4,011	1.58%	0.95%	1.50%	24.67%	25.37%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	189	8.907869	9.017101	1,680	0.90%	0.95%	1.40%	17.85%	18.38%
Ibbotson Conservative ETF Asset Allocation Portfolio	68	10.191274	10.344203	698	0.67%	0.95%	1.50%	6.64%	7.24%
Ibbotson Growth ETF Asset Allocation Portfolio	271	8.282285	8.383881	2,247	0.85%	0.95%	1.40%	22.90%	23.46%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	90	9.525025	9.641793	860	0.96%	0.95%	1.40%	11.71%	12.22%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	112	8.486115	8.590188	949	2.63%	0.95%	1.40%	35.12%	35.74%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	1,936	22.334883	24.370407	44,452	2.95%	0.95%	1.65%	23.81%	24.69%
Enterprise Portfolio	786	16.687444	17.871563	13,280	0.00%	0.95%	1.50%	42.65%	43.45%
Forty Portfolio	1,165	12.106160	12.840126	14,256	0.04%	0.95%	1.50%	44.14%	44.94%
Janus Portfolio	1,166	11.938595	12.785966	14,084	0.51%	0.95%	1.50%	34.31%	35.06%
Overseas Portfolio	1,022	28.720720	30.758924	29,597	0.57%	0.95%	1.50%	76.86%	77.85%
Worldwide Portfolio	920	11.637188	12.463098	10,821	1.36%	0.95%	1.50%	35.63%	36.39%
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	184	7.872935	8.099333	1,459	0.00%	0.95%	1.50%	20.06%	20.73%
Capital Appreciation Fund	260	9.752866	10.033347	2,554	0.29%	0.95%	1.50%	42.35%	43.15%
Main Street Fund	202	9.691422	9.918750	1,957	1.73%	0.95%	1.40%	26.49%	27.07%
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	427	11.791322	12.130221	5,060	3.04%	0.95%	1.50%	16.62%	17.27%
Total Return Portfolio	494	12.916087	13.287246	6,423	4.96%	0.95%	1.50%	12.36%	12.99%
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	270	10.966451	11.310713	2,987	1.59%	1.10%	1.50%	20.96%	21.45%
Strategic Growth Fund	348	9.986399	10.063779	3,500	0.62%	1.40%	1.50%	27.54%	27.67%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	591	14.740103	15.785713	8,807	8.30%	0.95%	1.50%	8.00%	8.60%
Mid-Cap Growth Portfolio	90	9.178449	9.291050	830	0.00%	0.95%	1.40%	55.45%	56.16%
U.S. Mid Cap Value Portfolio	415	18.965060	20.693868	8,104	1.16%	0.95%	1.65%	36.91%	37.88%
U.S. Real Estate Portfolio	329	22.971146	24.601334	7,653	2.83%	0.95%	1.50%	26.43%	27.13%
Wilshire Variable Insurance Trust:
2015 ETF Fund	74	8.853895	8.962486	658	3.66%	0.95%	1.40%	18.68%	19.22%
2025 ETF Fund	24	8.378892	8.447325	204	1.90%	1.10%	1.40%	18.78%	19.14%
2035 ETF Fund	29	7.790364	7.854013	226	0.95%	1.10%	1.40%	19.19%	19.56%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

27

ANNUITY INVESTORS VARIABLE ACCOUNT B

NOTES TO FINANCIAL STATEMENTS - CONTINUED

(7)	UNIT VALUES AND FINANCIAL HIGHLIGHTS - Continued

	At December 31, 2008				Periods Ended December 31, 2008
	Units	Unit Value		Net Assets	Investment	Expenses Ratio		Total Return
Subaccount	(000s)	Range		(000s)	Income Ratio (1)	Range (2)		Range (3)
AIM Variable Insurance Funds - Series I Shares:
Core Equity Fund	745	7.938572	8.079812	5,913	2.25%	0.75%	1.40%	-31.12%	-30.67%
Global Health Care Fund	331	8.635418	9.148575	2,889	0.00%	0.75%	1.50%	-29.70%	-29.16%
High Yield Fund	225	8.693381	8.964798	1,952	9.46%	0.75%	1.40%	-26.74%	-26.25%
Small Cap Equity Fund	235	8.830277	9.070753	2,073	0.00%	0.75%	1.40%	-32.28%	-31.83%
American Century Variable Portfolios - Class I Shares:
Large Company Value Fund	317	7.489274	7.725233	2,386	2.34%	0.75%	1.50%	-38.23%	-37.75%
Mid Cap Value Fund	675	9.530444	9.830643	6,465	0.10%	0.75%	1.50%	-25.49%	-24.92%
Ultra Fund	531	6.798929	7.056941	3,646	0.00%	0.75%	1.65%	-42.45%	-41.92%
Vista Fund	854	8.284943	8.545985	7,107	0.00%	0.75%	1.50%	-49.40%	-49.01%
Calamos Advisors Trust:
Growth and Income Portfolio	113	7.007788	7.085385	795	1.06%	0.75%	1.40%	-32.70%	-32.25%
Davis Variable Account Fund, Inc.:
Value Portfolio	160	5.835980	5.910695	933	2.14%	0.75%	1.50%	-41.22%	-40.77%
Dreyfus Funds - Initial Shares:
Socially Responsible Growth Fund, Inc.	591	7.711317	6.757562	4,611	0.78%	0.75%	1.50%	-35.41%	-34.92%
Stock Index Fund, Inc.	3,412	9.486924	8.323078	33,265	2.12%	0.75%	1.65%	-38.18%	-37.62%
Dreyfus Investment Portfolio - Initial Shares:
Technology Growth Portfolio	1,062	6.979168	7.199074	7,441	0.00%	0.75%	1.50%	-42.07%	-41.63%
Dreyfus Investment Portfolio - Service Shares:
MidCap Stock Portfolio	6	5.459428	5.459428	33	1.66%	1.40%	1.40%	-41.28%	-41.28%
Dreyfus Variable Investment Funds - Initial Shares:
Appreciation Portfolio	740	10.892180	9.487800	8,103	2.12%	0.75%	1.50%	-30.61%	-30.08%
Developing Leaders Portfolio	613	8.027711	8.155005	4,979	0.94%	0.75%	1.50%	-38.53%	-38.06%
Growth and Income Portfolio	421	7.948028	7.823392	3,374	1.06%	0.75%	1.50%	-41.31%	-40.86%
Money Market Portfolio	7,005	1.218460	1.260375	8,601	2.51%	0.75%	1.50%	0.83%	1.41%
DWS Investments VIT Funds - Class A:
Small Cap Index VIP	301	10.775511	11.586652	3,275	1.57%	0.75%	1.50%	-35.12%	-34.62%
Financial Investors Variable Insurance Trust - Class II:
Ibbotson Balanced ETF Asset Allocation Portfolio	109	7.558919	7.642594	822	0.12%	0.75%	1.40%	-25.11%	-24.62%
Ibbotson Conservative ETF Asset Allocation Portfolio	59	9.572516	9.678378	563	0.00%	0.75%	1.40%	-7.35%	-6.74%
Ibbotson Growth ETF Asset Allocation Portfolio	168	6.738875	6.790527	1,135	0.16%	0.95%	1.40%	-32.58%	-32.27%
Ibbotson Income and Growth ETF Asset Allocation Portfolio	37	8.526582	8.591886	314	0.00%	0.95%	1.40%	-16.35%	-15.97%
Franklin Templeton Variable Insurance Products Trust - Class 2:
Templeton Foreign Securities Fund	78	6.280197	6.349740	489	3.40%	0.75%	1.40%	-41.22%	-40.83%
Janus Aspen Series - Institutional Shares:
Balanced Portfolio	2,166	18.039572	15.527985	40,060	2.73%	0.75%	1.65%	-17.23%	-16.47%
Forty Portfolio	1,221	8.398965	9.031187	10,365	0.15%	0.75%	1.50%	-44.99%	-44.57%
International Growth Portfolio	1,125	16.238868	14.124673	18,387	2.96%	0.75%	1.50%	-52.83%	-52.47%
Large Cap Growth Portfolio	1,308	8.889123	7.678977	11,744	0.75%	0.75%	1.50%	-40.63%	-40.17%
Mid Cap Growth Portfolio	860	11.697931	9.909087	10,174	0.26%	0.75%	1.50%	-44.57%	-44.15%
Worldwide Growth Portfolio	1,030	8.579906	7.121653	8,918	1.19%	0.75%	1.50%	-45.50%	-45.08%
Oppenheimer Variable Account Funds - Non-Service Shares:
Balanced Fund	205	6.557275	6.763874	1,354	3.13%	0.75%	1.50%	-44.32%	-43.90%
Capital Appreciation Fund	243	6.851260	7.067181	1,675	0.16%	0.75%	1.50%	-46.34%	-45.93%
Main Street Fund	183	7.661801	7.870435	1,403	1.63%	0.75%	1.40%	-39.34%	-38.93%
PIMCO Variable Insurance Trust - Administrative Class:
Real Return Portfolio	386	10.110958	10.429376	3,918	4.55%	0.75%	1.50%	-8.45%	-7.75%
Total Return Portfolio	439	11.495104	11.864286	5,064	5.13%	0.75%	1.50%	3.23%	4.01%
Timothy Partners, Ltd. - Variable Series:
Conservative Growth Fund	335	9.066003	9.533610	3,054	1.89%	0.75%	1.50%	-29.61%	-29.07%
Strategic Growth Fund	413	7.830225	8.233353	3,253	1.24%	0.75%	1.50%	-40.46%	-40.01%
Van Kampen - The Universal Institutional Funds, Inc. - Class I:
Core Plus Fixed Income Portfolio	671	13.648199	13.759623	9,246	4.67%	0.75%	1.50%	-11.56%	-10.88%
Mid-Cap Growth Portfolio	48	5.894304	5.969766	286	1.15%	0.75%	1.50%	-47.57%	-47.17%
U.S. Mid Cap Value Portfolio	448	13.852188	12.468605	6,363	0.86%	0.75%	1.65%	-42.26%	-41.73%
U.S. Real Estate Portfolio	366	18.169534	18.611116	6,726	3.61%	0.75%	1.50%	-38.83%	-38.36%
Wilshire Variable Insurance Trust:
2015 Moderate Fund	53	7.460428	7.517602	397	2.58%	0.95%	1.40%	-25.45%	-25.11%
2025 Moderate Fund	28	7.054421	7.132525	200	2.88%	0.75%	1.40%	-29.25%	-28.78%
2035 Moderate Fund	37	6.535932	6.608316	239	2.56%	0.75%	1.40%	-34.12%	-33.68%

(1)	These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in unit values. For subaccounts that commenced during the period indicated, average net assets have been calculated from the date operations commenced through the end of the reporting period. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
(2)	These ratios represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds are excluded.
(3)	These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

28

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2012, 2011 and 2010

with Report of Independent Registered Public Accounting Firm

ANNUITY INVESTORS LIFE INSURANCE COMPANY

Financial Statements

Years ended December 31, 2012, 2011 and 2010

Report of Independent Registered Public Accounting Firm

Board of Directors

Annuity Investors Life Insurance Company

We have audited the accompanying balance sheets of Annuity Investors Life Insurance Company (the Company), an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., as of December 31, 2012 and 2011, and the related statements of earnings, comprehensive income, changes in stockholder’s equity, and cash flows for each of the three years in the period ended December 31, 2012. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Annuity Investors Life Insurance Company at December 31, 2012 and 2011, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2012, in conformity with U.S. generally accepted accounting principles.

As discussed in Note B to the financial statements, in connection with implementing a new accounting standard in 2012, the Company retrospectively changed its method of accounting for costs associated with issuing or renewing insurance contracts.

/s/ Ernst & Young LLP

Cincinnati, Ohio

April 24, 2013

1

ANNUITY INVESTORS LIFE INSURANCE COMPANY

BALANCE SHEET

(Dollars in thousands, except share data)

	December 31
		2011
	2012	(as adjusted)
ASSETS
Invested assets:
Fixed maturities- available for sale - at fair value (amortized cost - $1,990,290 and $1,849,052)	$2,179,584	$1,967,849
Equity securities - at fair value
Common stocks (cost - $542 and $3,079)	640	7,808
Perpetual preferred stocks (cost - $1,000 and $1,000)	1,060	998
Policy loans	60,210	59,870
Cash and cash equivalents	26,611	23,805

Total cash and investments	2,268,105	2,060,330

Accrued investment income	22,239	21,646
Unamortized insurance acquisition costs, net	67,261	121,171
Other assets	16,629	11,183
Variable annuity assets (separate accounts)	579,688	548,311

Total assets	$2,953,922	$2,762,641

LIABILITIES
Annuity benefits accumulated	$2,015,833	$1,913,496
Current federal income tax payable to affiliate	1,521	5,774
Deferred federal income tax liability	54,949	42,325
Other liabilities	10,092	3,738
Variable annuity liabilities (separate accounts)	579,688	548,311

Total liabilities	2,662,083	2,513,644

STOCKHOLDER’S EQUITY
Common stock, par value - $125 per share:
- 25,000 shares authorized
- 20,000 shares issued and outstanding	2,500	2,500
Capital surplus	176,909	176,909
Retained earnings	51,179	28,396
Accumulated other comprehensive income, net of tax	61,251	41,192

Total stockholder’s equity	291,839	248,997

Total liabilities and stockholder’s equity	$2,953,922	$2,762,641

See accompanying notes to financial statements.

2

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF EARNINGS

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Revenues:
Net investment income	$113,206	$109,719	$102,077
Realized gains (losses) on securities (*)	10,648	(1,050)	199
Annuity policy charges	15,065	15,714	14,585
Other income	1,301	1,250	1,260

Total revenues	140,220	125,633	118,121

Cost and expenses:
Annuity benefits	52,733	67,851	49,811
Insurance acquisition expenses, net	35,611	30,841	25,072
Other operating and general expenses	18,131	16,705	21,799

Total costs and expenses	106,475	115,397	96,682

Operating earnings before income taxes	33,745	10,236	21,439
Provision for income tax expense	10,962	2,833	7,295

Net earnings	$22,783	$7,403	$14,144

(*) Consists of the following:

Realized gains before impairments	$11,003	$2,090	$3,630

Losses on securities with impairment	(403)	(1,225)	(1,827)
Non-credit portion of impairment recognized in other comprehensive income (loss)	48	(1,915)	(1,604)

Impairment charges recognized in earnings	(355)	(3,140)	(3,431)

Total realized gains (losses) on securities	$10,648	$(1,050)	$199

See accompanying notes to financial statements.

3

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF COMPREHENSIVE INCOME

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Comprehensive Income:
Net earnings	$22,783	$7,403	$14,144
Change in net unrealized gains during the year, net of tax	20,059	8,675	27,321

Comprehensive income	$42,842	$16,078	$41,465

See accompanying notes to financial statements.

4

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CHANGES IN STOCKHOLDER’S EQUITY

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Common Stock:
Balance at beginning and end of year	$2,500	$2,500	$2,500

Capital Surplus:
Balance at beginning and end of year	$176,909	$176,909	$176,909

Retained Earnings:
Balance at beginning of year	$28,396	$20,993	$24,047
Cumulative effect of accounting change, net of tax	—	—	(17,198)

Balance at beginning of year, as adjusted	28,396	20,993	6,849
Net earnings	22,783	7,403	14,144

Balance at end of year	$51,179	$28,396	$20,993

Accumulated other comprehensive income, net of tax:
Balance at beginning of year	$41,192	$32,517	$4,874
Cumulative effect of accounting change, net of tax	—	—	322

Balance at beginning of year, as adjusted	41,192	32,517	5,196
Change in net unrealized gains on securities, net of tax	20,059	8,675	27,321

Balance at end of year	$61,251	$41,192	$32,517

See accompanying notes to financial statements.

5

ANNUITY INVESTORS LIFE INSURANCE COMPANY

STATEMENT OF CASH FLOWS

(In thousands)

	Year Ended December 31
		2011	2010
	2012	(as adjusted)	(as adjusted)
Operating Activities:
Net earnings	$22,783	$7,403	$14,144
Adjustments:
Benefits to annuity policyholders	52,733	67,851	49,811
Amortization of insurance acquisition costs	30,729	26,754	21,374
Depreciation and amortization	(6,005)	(7,049)	(7,496)
Realized (gains) losses on investments, net	(10,648)	1,050	(199)
Change in:
Insurance acquisition costs, net	(13,068)	(15,986)	(22,732)
Accrued investment income	(593)	(1,199)	(3,837)
Payable to affiliates, net	(2,428)	(4,473)	10,810
Other liabilities	1,661	2,314	(2,053)
Other assets	(78)	100	4,984
Other, net	(47)	(323)	(251)

Net cash provided by operating activities	75,039	76,442	64,555

Investing Activities:
Purchases of:
Fixed maturities	(320,827)	(316,926)	(464,963)
Equity securities	(498)	—	(1,000)
Proceeds from:
Maturities and redemptions of fixed maturities	158,388	122,775	117,247
Sales of fixed maturities	34,998	56,621	53,390
Sales of equity maturities	10,971	3,000	1,653
Increase in policy loans, net	(340)	(754)	(4,133)

Net cash used in investing activities	(117,308)	(135,284)	(297,806)

Financing Activities:
Annuity receipts	267,760	301,121	351,865
Annuity surrenders, benefits and withdrawals	(258,743)	(273,276)	(222,360)
Net transfers from variable annuity assets	36,058	39,253	7,277

Net cash provided by financing activities	45,075	67,098	136,782

Net increase (decrease) in cash and cash equivalents	2,806	8,256	(96,469)
Beginning cash and cash equivalents	23,805	15,549	112,018

Ending cash and cash equivalents	$26,611	$23,805	$15,549

See accompanying notes to financial statements.

6

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS

A.	DESCRIPTION OF THE COMPANY

Annuity Investors Life Insurance Company (“AILIC” or the “Company”), a stock life insurance company domiciled in the state of Ohio, is an indirect wholly-owned subsidiary of Great American Financial Resources, Inc., (“GAFRI”), a financial services holding company wholly-owned by American Financial Group, Inc. (“AFG”).

AILIC’s products include fixed, fixed indexed and variable annuities. The products are marketed in 48 states and the District of Columbia to educational institutions, hospitals, and other qualified and non-qualified markets, through independent agents, payroll deduction plans and financial institutions.

B.	SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

The preparation of the financial statements in conformity with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Changes in circumstances could cause actual results to differ materially from those estimates. Certain reclassifications have been made to prior years to conform to the current year’s presentation.

FAIR VALUE MEASUREMENTS

Effective January 1, 2012, AFG prospectively adopted Accounting Standard Update (“ASU”) 2011-04 which clarifies the application of existing fair value measurement and amends certain disclosure requirements. Disclosures required by the guidance are included in Note C. The impact of adoption was not material to AILIC’s results of operations or financial position.

Accounting standards define fair value as the price that would be received to sell an asset or paid to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date. The standards establish a hierarchy of valuation techniques based on whether the assumptions that market participants would use in pricing the asset or liability (“inputs”) are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect AILIC’s assumptions about the assumptions market participants would use in pricing the asset or liability. AILIC did not have any significant non-recurring fair value measurements of nonfinancial assets or liabilities in 2012 or 2011.

New accounting guidance adopted by AILIC on January 1, 2010, requires additional disclosures about transfers between levels in the hierarchy of fair value measurements. The guidance also clarifies existing disclosure requirements related to the level of disaggregation presented and inputs used in determining fair values. Additional detail relating to the roll-forward of Level 3 fair values was required beginning in 2011.

INVESTMENTS

Fixed maturity and equity securities classified as “available for sale” are reported at fair value with unrealized gains and losses included in accumulated other comprehensive income in AILIC’s Balance Sheet. Policy loans are carried primarily at the aggregate unpaid balance. Premiums and discounts on fixed maturity securities are amortized using the interest method; mortgage-backed securities (“MBS”) are amortized over a period based on estimated future principal payments, including prepayments. Prepayment assumptions are reviewed periodically and adjusted to reflect actual prepayments and changes in expectations. Cash equivalents are carried at cost.

Gains or losses on securities are determined on the specific identification basis. When a decline in the value of a specific investment is considered to be other-than-temporary at the balance sheet date, a provision for impairment is charged to earnings (included in realized gains (losses) on securities) and the cost basis of that investment is reduced.

7

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INVESTMENTS (CONTINUED)

If management can assert that it does not intend to sell an impaired fixed maturity security and it is not more likely than not that it will have to sell the security before recovery of its amortized cost basis, then the other-than-temporary impairment is separated into two components: 1) the amount related to credit losses (recorded in earnings) and 2) the amount related to all other factors (recorded in other comprehensive income). The credit-related portion of an other-than-temporary impairment is measured by comparing a security’s amortized cost to the present value of its current expected cash flows discounted at its effective yield prior to the impairment charge. Both components are shown in the Statement of Earnings. If management intends to sell an impaired security, or it is more likely than not that it will be required to sell the security before recovery, an impairment charge to earnings is recorded to reduce the amortized cost of that security to fair value.

DERIVATIVES

Derivatives included in AILIC’s Balance Sheet are recorded at fair value and consist primarily of 1) the equity-based component of certain indexed annuity products, (included in annuity benefits accumulated), and 2) related call options (included in other assets) designed to be consistent with the characteristics of the liabilities and used to mitigate the risk embedded in those indexed-annuity products. Changes in the fair value of derivatives are included in earnings.

INSURANCE ACQUISITION COSTS AND EXPENSES

Effective January 1, 2012, AILIC retrospectively adopted ASU 2010-26 that addresses which costs related to issuing or renewing insurance contracts qualify for deferral. To qualify for deferral, the guidance specifies that a cost must be directly related to the successful acquisition of an insurance contract. The financial statements and related disclosures for prior periods have been adjusted to reflect the adoption of the new standard.

The impact of adoption on amounts previously reported is shown in the table below (in thousands).

	December 31,
	2011	2010
Unamortized insurance acquisition costs, net
As previously reported	$143,408
As adjusted	121,171

Deferred federal income tax liability
As previously reported	$50,107
As adjusted	42,325

Shareholder’s equity
As previously reported	$263,452
As adjusted	248,997

Net earnings
As previously reported	$7,835	$16,630
As adjusted	7,403	14,144

8

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INSURANCE ACQUISTION COSTS AND EXPENSES (CONTINUED)

Unamortized insurance acquisition costs consist primarily of deferred policy acquisition costs (“DPAC”). Insurance acquisition expenses in the Statement of Earnings primarily reflect the amortization of DPAC. In addition, certain commission costs are expensed as paid and included in insurance acquisition expenses. All other uncapitalized acquisition costs such as marketing expenses are included in other operating and general expenses in AILIC’s Statement of Earnings.

DPAC (principally commissions, premium taxes and certain underwriting and policy issuance costs) directly related to the successful acquisition or renewal of an insurance contract are deferred. Unamortized insurance acquisition costs also includes capitalized costs associated with sales inducements offered to fixed annuity policyholders such as enhanced interest rates and premium and persistency bonuses.

DPAC related to annuities is deferred to the extent deemed recoverable and amortized, with interest, in relation to the present value of actual and expected gross profits on the policies. Expected gross profits consist principally of estimated future investment margins (estimated future net investment income less interest credited on policyholder funds) and surrender, mortality, and other annuity policy charges, less death, annuitization and guaranteed withdrawal benefits in excess of account balances and estimated future policy administration expenses. To the extent that realized gains and losses result in adjustments to the amortization of DPAC related to annuities, such adjustments are reflected as components of realized gains (losses) on securities.

DPAC related to annuities is also adjusted, net of tax, for the change in expense that would have been recorded if the unrealized gains (losses) from securities had actually been realized. This adjustment is included in unrealized gains (losses) on marketable securities, a component of accumulated other comprehensive income in AILIC’s Balance Sheet.

ANNUITY BENEFITS ACCUMULATED

Annuity receipts and benefit payments are recorded as increases or decreases in annuity benefits accumulated rather than as revenue and expense. Increases in this liability for interest credited are charged to expense and decreases for surrender charges are credited to annuity policy charges.

For certain products, annuity benefits accumulated also includes reserves for accrued persistency and premium bonuses, guaranteed withdrawals and excess benefits expected to be paid on future deaths and annuitizations (“EDAR”). The liability for EDAR is accrued for and modified using assumptions consistent with those used in determining DPAC and DPAC amortization, except that amounts are determined in relation to the present value of total expected assessments. Total expected assessments consist principally of estimated future investment margin, surrender, mortality, and other life and annuity policy charges, and unearned revenues once they are recognized as income.

Reserves for single-tier fixed annuities are generally recorded at the stated annuitization value. Reserves for indexed annuities are recorded at a value reflecting the fixed guarantees in the product plus the fair value of the equity participation in the contract.

VARIABLE ANNUITY ASSETS AND LIABILITIES (SEPARATE ACCOUNTS)

Separate accounts related to variable annuities represent the fair value of deposits invested in underlying investment funds on which AILIC earns a fee. Investment funds are selected and may be changed only by the policyholder, who retains investment risk.

AILIC’s variable annuity contracts contain a guaranteed minimum death benefit (“GMDB”) to be paid if the policyholder dies before the annuity payout period commences. In periods of declining equity markets, the GMDB may exceed the value of the policyholder’s account. A GMDB liability is established for future excess death benefits using assumptions together with a range of reasonably possible scenarios for investment fund performance that are consistent with DPAC capitalization and amortization assumptions.

9

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

B.	SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

INCOME TAXES

The Company has an intercompany tax allocation agreement with AFG and its includable subsidiaries. Pursuant to the agreement, the Company’s tax expense is determined based upon its inclusion in the consolidated tax return of AFG and its includable subsidiaries. Estimated payments are made quarterly during the year. Following year-end, additional settlements are made on the original due date of the return and, when extended, at the time the return is filed. The method of allocation among the companies under the agreement is based upon separate return calculations with current credit for losses to the extent the losses provide a benefit in the consolidated return.

Deferred income taxes are calculated using the liability method. Under this method, deferred income tax assets and liabilities are determined based on differences between financial reporting and tax bases and are measured using enacted tax rates. A valuation allowance is established to reduce total deferred tax assets to an amount that will more likely than not be realized. AILIC recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained under examination by the appropriate taxing authority. Interest and penalties on AILIC’s reserve for uncertain tax positions are recognized as a component of tax expense.

BENEFIT PLANS

AFG provides retirement benefits to qualified employees of participating companies through the AFG 401(k) Retirement and Savings Plan, a defined contribution plan. AFG makes all contributions to the retirement fund portion of the plan and matches a percentage of employee contributions to the savings fund. Company contributions are expensed in the year for which they are declared.

GAFRI and certain of its subsidiaries provide health care and life insurance benefits to eligible retirees. The projected future cost of providing these benefits is expensed over the period employees earn such benefits.

STATEMENT OF CASH FLOWS

For cash flow purposes, “investing activities” are defined as making and collecting loans and acquiring and disposing of debt or equity instruments and property and equipment. “Financing activities” include obtaining resources from owners and providing them with a return on their investments. Annuity receipts, benefits and withdrawals are also reflected as financing activities. All other activities are considered “operating.” Short-term investments having original maturities of three months or less when purchased are considered to be cash equivalents for purposes of the financial statements.

OTHER COMPREHENSIVE INCOME

Effective January 1, 2012, AILIC retrospectively adopted ASU 2011-05, which eliminates the option to report other comprehensive income in the Statement of Changes in Stockholder’s Equity. As permitted by the standard, comprehensive income is presented herein in a separate statement immediately following the Statement of Earnings. This new presentation does not change the measurement of net earnings or other comprehensive income, and accordingly, had no impact on AILIC’s results of operations or financial position.

10

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS

Accounting standards for measuring fair value are based on inputs used in estimating fair value. The three levels of the hierarchy are as follows:

Level 1 - Quoted prices for identical assets or liabilities in active markets (markets in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis). AILIC’s Level 1 financial instruments consist primarily of publicly traded equity securities and highly liquid government bonds for which quoted market prices in active markets are available.

Level 2 - Quoted prices for similar instruments in active markets; quoted prices for identical or similar assets or liabilities in inactive markets (markets in which there are few transactions, the prices are not current, price quotations vary substantially over time or among market makers, or in which little information is released publicly); and valuations based on other significant inputs that are observable in active markets. AILIC’s Level 2 financial instruments include separate account assets, equity index call options, corporate and municipal fixed maturity securities and MBS priced using observable inputs. Level 2 inputs include benchmark yields, reported trades, corroborated broker/dealer quotes, issuer spreads and benchmark securities. When non-binding broker quotes can be corroborated by comparison to similar securities priced using observable inputs, they are classified as Level 2.

Level 3 - Valuations derived from market valuation techniques generally consistent with those used to estimate the fair values of Level 2 financial instruments in which one or more significant inputs are unobservable or when the market for a security exhibits significantly less liquidity relative to markets supporting Level 2 fair value measurements. The unobservable inputs may include management’s own assumptions about the assumptions market participants would use based on the best information available in the circumstances. AILIC’s Level 3 is comprised of financial instruments whose fair value is estimated based on non-binding broker quotes or internally developed using significant inputs not based on, or corroborated by, observable market information.

AILIC’s management is responsible for the valuation process and uses data from outside sources (including nationally recognized pricing services and broker/dealers) in establishing fair value. The Company’s internal investment professionals are a group of approximately 20 analysts whose primary responsibility is to manage AFG’s investment portfolio. These professionals monitor individual investments as well as overall industries and are active in the financial markets on a daily basis. The group is led by AFG’s chief investment officer, who reports directly to one of AFG’s Co-CEOs. Valuation techniques utilized by pricing services and prices obtained from external sources are reviewed by the Company’s internal investment professionals who are familiar with the securities being priced and the markets in which they trade to ensure the fair value determination is representative of an exit price. To validate the appropriateness of the prices obtained, these investment managers consider widely published indices (as benchmarks), recent trades, changes in interest rates, general economic conditions and the credit quality of the specific issuers. In addition, the Company communicates directly with the pricing service regarding the methods and assumptions used in pricing, including verifying, on a test basis, the inputs used by the service to value specific securities.

Amounts reported as the fair value of embedded derivatives are estimated by projecting policy contract values and minimum guaranteed contract values over the expected lives of the contracts and discounting the excess of the projected contract value amounts. The fair value of the embedded derivatives is adjusted for the non-performance risk of the Company.

11

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

Assets and liabilities measured and carried at fair value in the financial statements at December 31 are summarized below (in thousands):

	Level 1	Level 2	Level 3	Total
2012
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$5,611	$6,657	$—	$12,268
States, municipalities and political subdivisions	—	249,639	—	249,639
Residential MBS	—	312,225	26,699	338,924
Commercial MBS	—	315,205	1,198	316,403
Corporate and other	—	1,241,399	20,951	1,262,350
Equity securities:
Common stocks	640	—	—	640
Perpetual preferred stocks	—	1,060	—	1,060
Separate account assets (a)	—	579,688	—	579,688
Other assets	—	8,812	4,467	13,279

Total assets accounted for at fair value	$6,251	$2,714,685	$53,315	$2,774,251

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$38,733	$38,733

	$—	$—	$38,733	$38,733

	Level 1	Level 2	Level 3	Total
2011
Assets:
Fixed maturities available for sale:
U.S. Government and government agencies	$7,593	$6,968	$—	$14,561
States, municipalities and political subdivisions	—	163,491	—	163,491
Residential MBS	—	283,419	34,938	318,357
Commercial MBS	—	307,553	1,109	308,662
Corporate and other	—	1,133,490	29,288	1,162,778
Equity securities:
Common stocks	7,808	—	—	7,808
Perpetual preferred stocks	998	—	—	998
Separate account assets (a)	—	548,311	—	548,311
Other assets	—	5,658	3,650	9,308

Total assets accounted for at fair value	$16,399	$2,448,890	$68,985	$2,534,274

Liabilities:
Derivatives embedded in annuity benefits accumulated	$—	$—	$35,861	$35,861

	$—	$—	$35,861	$35,861

(a)	Separate account liabilities equal the fair value for separate account assets.

12

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

During 2012 and 2011, there were no significant transfers between Level 1 and Level 2. Less than 2% of the December 31, 2012 total assets accounted for at fair value were Level 3 assets. Approximately 52% of these assets were MBS whose fair value were determined primarily using non-binding broker quotes for which there is a lack of transparency as to the inputs used to determine fair value. Details as to the quantitative inputs are neither provided by the brokers nor otherwise reasonably obtainable by AILIC. Internally developed Level 3 asset fair values represent less than 2% of the total assets measured at fair value.

The only significant Level 3 assets or liabilities carried at fair value in the financial statements that were not measured using broker quotes are the derivatives embedded in AILIC’s fixed indexed annuity liabilities, which are measured using a discounted cash flow approach and had a fair value of $38.7 million at December 31, 2012. The following table presents information about the unobservable inputs used by management in determining fair value of these embedded derivatives.

Unobservable Input	Range
Adjustment for credit risk	0.45% - 2.05% over the risk free rate
Risk margin for uncertanty in cash flows	0.4% reduction in the discount rate
Surrenders	4% - 20% of indexed account value
Partial surrenders	2% - 5% of indexed account value
Deaths	0.5% - 1% of indexed account value
Budgeted option costs	2.5% - 4% of indexed account value

The range of adjustments for credit risk reflects credit spread variations across the yield curve. The range of projected surrender rates reflects the specific surrender charges and other features of AILIC’s individual fixed indexed annuity products with an expected range of 5% to 12% in the majority of future calendar years (4% - 20% over all periods). Increasing the budgeted option cost or risk margin for uncertainty in cash flows assumptions in the table above would increase the fair value of the fixed indexed annuity embedded derivatives, while increasing any of the other unobservable inputs in the table above would decrease the fair value of the embedded derivatives.

13

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

Changes in balances of Level 3 financial assets and liabilities carried at fair value during 2012, 2011, and 2010 are presented below (in thousands). The transfers into and out of Level 3 were due to changes in the availability of market observable inputs. All transfers are reflected in the table at fair value as of the end of the reporting period.

		Total realized/unrealized gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2011	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2012
Fixed maturities available for sale:
States, municipalities and political subdivisions	$—	$25	$64	$1,466	$—	$—	$(1,555)	$—
Residential MBS	34,938	527	678	4,534	(3,681)	5,473	(15,770)	26,699
Commercial MBS	1,109	(74)	163	—	—	—	—	1,198
Corporate and other	29,288	93	1,611	980	(1,943)	2,023	(11,101)	20,951
Other assets	3,650	193	—	916	(292)	—	—	4,467
Embedded derivatives	35,861	(99)	—	5,067	(2,096)	—	—	38,733

		Total realized/unrealized gains (losses) included in
			Other
	Balance at	Net	comp.	Purchases	Sales	Transfer	Transfer	Balance at
	December 31,	earnings	income	and	and	into	out of	December 31,
	2010	(loss)	(loss)	issuances	settlements	Level 3	Level 3	2011
Fixed maturities available for sale:
Residential MBS	$39,081	$331	$(1,039)	$1,959	$(4,711)	$4,090	$(4,773)	$34,938
Commercial MBS	—	(9)	(45)	1,163	—	—	—	1,109
Corporate and other	19,023	85	571	6,855	(968)	10,091	(6,369)	29,288
Other assets	—	—	—	3,650	—	—	—	3,650
Embedded derivatives	21,527	11,730	—	4,278	(1,674)	—	—	35,861

		Total realized/unrealized gains (losses) included in
			Other	Purchases,
	Balance at	Net	comp.	sales,		Transfer	Transfer	Balance at
	December 31,	earnings	income	issuances and		into	out of	December 31,
	2009	(loss)	(loss)	settlements		Level 3	Level 3	2010
Fixed maturities available for sale:
Residential MBS	$55,365	$790	$3,675	$1,444		$4,396	$(26,589)	$39,081
Corporate and other	16,477	448	965	2,368		1,545	(2,780)	19,023
Embedded derivatives	16,528	1,040	—	3,959		—	—	21,527

14

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

C.	FAIR VALUE MEASUREMENTS (CONTINUED)

The carrying value and fair value of financial instruments that are not carried at fair value in the financial statements at December 31 are summarized below (in thousands).

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
2012
Financial assets:
Policy loans	$60,210	$60,210	$—	$—	$60,210
Cash and cash equivalents	26,611	26,611	26,611	—	—

Total financial assets not accounted for at fair value	$86,821	$86,821	$26,611	$—	$60,210

Financial liabilities:
Annuity benefits accumulated*	$1,968,692	$2,004,648	$—	$—	$2,004,648

Total financial liabilities not accounted for at fair value	$1,968,692	$2,004,648	$—	$—	$2,004,648

	Carrying	Estimated
	Value	Fair Value	Level 1	Level 2	Level 3
2011
Financial assets:
Policy loans	$59,870	$59,870	$—	$—	$59,870
Cash and cash equivalents	23,805	23,805	23,805	—	—

Total financial assets not accounted for at fair value	$83,675	$83,675	$23,805	$—	$59,870

Financial liabilities:
Annuity benefits accumulated*	$1,870,458	$1,851,753	$—	$—	$1,851,753

Total financial liabilities not accounted for at fair value	$1,870,458	$1,851,753	$—	$—	$1,851,753

*	Excludes life contingent annuities in the payout phase.

The carrying amount of cash and cash equivalents approximates fair value. The fair value of policy loans is estimated to approximate carrying value; policy loans have no defined maturity dates and are inseparable from insurance contracts. The fair value of annuity benefits accumulated was estimated based on expected cash flows discounted using forward interest rates adjusted for the Company’s credit risk and includes the impact of maintenance expenses and capital costs.

15

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS

Fixed maturities and equity securities at December 31 consisted of the following (in thousands):

	2012
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$10,994	$12,268	$1,274	$—
States, municipalities and political subdivisions	228,579	249,639	21,536	(476)
Residential MBS	318,886	338,924	24,857	(4,819)
Commercial MBS	278,383	316,403	38,038	(18)
Corporate and other	1,153,448	1,262,350	109,439	(537)

Total fixed maturities	$1,990,290	$2,179,584	$195,144	$(5,850)

Common stocks	$542	$640	$98	$—

Perpetual preferred stocks	$1,000	$1,060	$60	$—

	2011
	Amortized	Fair	Gross Unrealized
	Cost	Value	Gains	Losses
Fixed Maturities:
U.S. Government and government agencies	$13,206	$14,561	$1,355	$—
States, municipalities and political subdivisions	146,036	163,491	17,455	—
Residential MBS	322,340	318,357	14,164	(18,147)
Commercial MBS	281,838	308,662	27,281	(457)
Corporate and other	1,085,632	1,162,778	83,974	(6,828)

Total fixed maturities	$1,849,052	$1,967,849	$144,229	$(25,432)

Common stocks	$3,079	$7,808	$4,735	$(6)

Perpetual preferred stocks	$1,000	$998	$—	$(2)

The non-credit related portions of other-than-temporary impairment charges are included in other comprehensive income. Cumulative charges taken for residential MBS still owned at December 31, 2012 and 2011, respectively, were $23.8 million and $23.9 million.

16

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

The following tables show gross unrealized losses (in thousands) on fixed maturities and equity securities by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2012 and 2011.

	2012
	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	476	31,111	98%	—	—	—%
Residential MBS	637	5,572	90%	4,182	38,941	90%
Commercial MBS	18	1,982	99%	—	—	—%
Corporate and other	136	24,425	99%	401	8,223	95%

Total fixed maturities	$1,267	$63,090	98%	$4,583	$47,164	91%

	2011
	Less Than Twelve Months			Twelve Months or More
	Unrealized	Fair	Fair Value as	Unrealized	Fair	Fair Value as
	Loss	Value	% of Cost	Loss	Value	% of Cost
Fixed Maturities:
U.S. Government and government agencies	$—	$—	—%	$—	$—	—%
States, municipalities and political subdivisions	—	—	—%	—	—	—%
Residential MBS	5,561	72,365	93%	12,586	54,198	81%
Commercial MBS	457	15,268	97%	—	—	—%
Corporate and other	3,155	73,983	96%	3,673	36,745	91%

Total fixed maturities	$9,173	$161,616	95%	$16,259	$90,943	85%

Common stocks	$6	$38	86%	$—	$—	—%

Perpetual preferred stocks	$2	$998	100%	$—	$—	—%

At December 31, 2012, the gross unrealized losses on fixed maturities of $5.9 million relate to approximately 159 securities. Investment grade securities (as determined by nationally recognized rating agencies) represented approximately 24% of the gross unrealized loss and 67% of the fair value.

The determination of whether unrealized losses are “other-than-temporary” requires judgment based on subjective as well as objective factors. Factors considered and resources used by management include:

a)	whether the unrealized loss is credit-driven or a result of changes in market interest rates,

b)	the extent to which fair value is less than cost basis,

c)	cash flow projections received from independent sources,

d)	historical operating, balance sheet and cash flow data contained in issuer Securities and Exchange Commission filings and news releases,

e)	near-term prospects for improvement in the issuer and/or its industry,

f)	third party research and communications with industry specialists,

g)	financial models and forecasts,

h)	the continuity of dividend payments, maintenance of investment grade ratings and hybrid nature of certain investments,

i)	discussions with issuer management, and

j)	ability and intent to hold the investment for a period of time sufficient to allow for anticipated recovery in fair value.

17

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

At December 31, 2012, gross unrealized losses on AILIC’s residential MBS represented 82% of the total gross unrealized loss on fixed maturity securities and 91% of the “Twelve Months or More”. Of the residential MBS that have been in an unrealized loss position (“impaired”) for 12 months or more (107 securities), approximately 17% of the unrealized losses and 29% of the fair value relate to investment grade rated securities. AILIC analyzes its MBS for other-than-temporary impairment each quarter based upon expected future cash flows. Management estimates expected future cash flows based upon its knowledge of the MBS market, cash flow projections (which reflect loan to collateral values, subordination, vintage and geographic concentration) received from independent sources, implied cash flows inherent in security ratings and analysis of historical payment data. For 2012, AILIC recorded in earnings $0.6 million in other-than-temporary impairment charges related to its residential MBS.

Management believes AILIC will recover its cost basis in the securities with unrealized losses and that AILIC has the ability to hold the securities until they recover in value and had no intent to sell them at December 31, 2012.

A progression of the credit portion of other-than-temporary impairments on fixed maturity securities for which the non-credit portion of an impairment has been recognized in other comprehensive income is shown below (in millions).

	2012	2011	2010
Balance at January 1	$21.6	$16.5	$9.3
Additional credit impairments on:
Previously impaired securities	0.4	5.4	6.0
Securities without prior impairments	0.2	0.7	1.2
Reductions - disposals	(0.1)	(1.0)	—

Balance at December 31	$22.1	$21.6	$16.5

The table below sets forth the scheduled maturities of available for sale fixed maturities as of December 31, 2012 (in thousands). Asset-backed securities and other securities with sinking funds are reported at average maturity. Actual maturities may differ from contractual maturities because certain securities may be called or prepaid by the issuers. MBS had an average life of approximately four years at December 31, 2012.

	Amortized	Fair Value
	Cost	Amount	%
Maturity
One year or less	$111,648	$114,671	5%
After one year through five years	443,758	485,033	22
After five years through ten years	678,546	754,691	35
After ten years	159,069	169,862	8

Subtotal	1,393,021	1,524,257	70
MBS	597,269	655,327	30

Total	$1,990,290	$2,179,584	100%

Certain risks are inherent in connection with fixed maturity securities, including loss upon default, price volatility in reaction to changes in interest rates, and general market factors and risks associated with reinvestment of proceeds due to prepayments or redemptions in a period of declining interest rates.

At December 31, 2012, U.S. Treasury Notes with a carrying value of $7.8 million were on deposit as required by the insurance departments of various states.

18

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

There were no investments in individual issuers that exceeded 10% of Stockholder’s Equity at December 31, 2012 or 2011.

In addition to adjusting equity securities and fixed maturity securities classified as “available for sale” to fair value, GAAP requires that deferred policy acquisition costs and certain other balance sheet amounts related to annuities be adjusted to the extent that unrealized gains and losses from securities would result in adjustments to those balances had the unrealized gains or losses actually been realized. The following table shows (in thousands) the components of the net unrealized gain on securities that is included in Accumulated Other Comprehensive Income in AILIC’s Balance Sheet.

	2012
	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$189,294	$(66,253)	$123,041
Equity securities	158	(55)	103
Deferred policy acquisition costs	(93,926)	32,874	(61,052)
Annuity benefits accumulated	(1,294)	453	(841)

	$94,232	$(32,981)	$61,251

	2011
	(as adjusted)
	Pretax	Deferred Tax	Net
Unrealized gain on:
Fixed maturity securities	$118,797	$(41,579)	$77,218
Equity securities	4,727	(1,654)	3,073
Deferred policy acquisition costs	(60,048)	21,016	(39,032)
Annuity benefits accumulated	(102)	35	(67)

	$63,374	$(22,182)	$41,192

Realized gains (losses) and changes in unrealized appreciation (depreciation) related to fixed maturity and equity security investments are summarized as follows (in thousands):

	Fixed	Equity
	Maturities	Securities	Other*	Tax Effects	Total
2012
Realized before impairments	$3,468	$7,934	$(399)	$(3,851)	$7,152
Realized - impairments	(628)	—	273	124	(231)
Change in unrealized	70,497	(4,569)	(35,070)	(10,799)	20,059

2011 (as adjusted)
Realized before impairments	$3,862	$—	$(1,772)	$(732)	$1,358
Realized - impairments	(6,181)	—	3,041	1,099	(2,041)
Change in unrealized	30,785	(1,815)	(15,623)	(4,672)	8,675

2010 (as adjusted)
Realized before impairments	$4,233	$1,072	$(1,675)	$(1,271)	$2,359
Realized - impairments	(7,207)	—	3,776	1,201	(2,230)
Change in unrealized	79,765	3,352	(41,085)	(14,711)	27,321

*	Primarily adjustments to deferred policy acquisition costs related to annuities.

19

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

D.	INVESTMENTS (CONTINUED)

Gross realized gains and losses (excluding impairment writedowns and mark-to-market of derivatives) on available for sale fixed maturity and equity security investment transactions included in the Statement of Cash Flows consisted of the following (in thousands):

	2012	2011	2010
Fixed maturities:
Gross gains	$3,874	$4,479	$5,213
Gross losses	(406)	(617)	(980)

Equity securities:
Gross gains	7,934	—	1,072
Gross losses	—	—	—

Net investment income by investment type consisted of the following (in thousands):

	2012	2011	2010
Fixed maturities	$109,149	$106,361	$98,322
Equity securities	94	280	297
Short-term investments	8	7	12
Policy loans	4,123	4,028	3,859
Other	354	75	47

Gross investment income	113,728	110,751	102,537
Investment expenses	(522)	(1,032)	(460)

Net investment income	$113,206	$109,719	$102,077

AILIC’s investment portfolio is managed by a subsidiary of AFG. Investment expenses included investment management charges related to this subsidiary of $0.4 million in 2012, $0.9 million in 2011, and $0.3 million in 2010.

20

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

E.	DERIVATIVES

As discussed under “Derivatives” in Note B, AILIC uses derivatives in certain areas of its operations. AILIC’s derivatives do not qualify for hedge accounting under GAAP; changes in the fair value of derivatives are included in earnings.

The following derivatives are included in AILIC’s Balance Sheet at fair value (in thousands):

		December 31, 2012		December 31, 2011
Derivative	Balance Sheet Line	Asset	Liability	Asset	Liability
Indexed annuities (embedded derivatives)	Annuity benefits accumulated	$—	$38,733	$—	$35,861
Equity index call options	Other assets	8,812	—	5,658	—

		$8,812	$38,733	$5,658	$35,861

AILIC’s fixed indexed annuities, which represent approximately one-third of annuity benefits accumulated at December 31, 2012, provide policyholders with a crediting rate tied, in part, to the performance of an existing stock market index. AILIC attempts to mitigate the risk in the index-based component of these products through the purchase of call options on the appropriate index. AILIC’s strategy is designed so that an increase in the liabilities, due to an increase in the market index, will be generally offset by unrealized and realized gains on the call options purchased by AILIC. Both the index-based component of the annuities and the related call options are considered derivatives.

The following table summarizes the gain (loss) included in the Statement of Earnings for changes in the fair value of these derivatives for 2012, 2011 and 2010 (in thousands):

	Statement of
Derivative	Earnings Line	2012	2011	2010
Indexed annuities (embedded derivatives)	Annuity benefits	$99	$(11,730)	$(1,040)
Equity index call options	Annuity benefits	5,709	(834)	6,330

		$5,808	$(12,564)	$5,290

21

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

F.	UNAMORTIZED INSURANCE ACQUISITION COSTS

A progression of unamortized insurance acquisition costs, net, is presented below (in thousands):

	Deferred	Sales
	Costs	Inducements	Unrealized	Total
Balance at December 31, 2009, as reported	$183,640	$26,355	$(3,914)	$206,081
Cummulative effect of accounting change	(26,451)	—	496	(25,955)

Adjusted balance at December 31, 2009	$157,189	$26,355	$(3,418)	$180,126

Additions	22,731	6,028	—	28,759
Amortization:				—
Periodic amortization	(21,374)	(4,198)	—	(25,572)
Included in realized gains	1,880	210	—	2,090
Change in unrealized	—	—	(40,995)	(40,995)

Balance at December 31, 2010	$160,426	$28,395	$(44,413)	$144,408

Additions	15,986	4,389	—	20,375
Amortization:				—
Periodic amortization	(26,754)	(2,490)	—	(29,244)
Included in realized gains	1,109	158	—	1,267
Change in unrealized	—	—	(15,635)	(15,635)

Balance at December 31, 2011	$150,767	$30,452	$(60,048)	$121,171

Additions	13,068	3,473	—	16,541
Amortization:				—
Periodic amortization	(30,729)	(5,724)	—	(36,453)
Included in realized gains	(57)	(63)	—	(120)
Change in unrealized	—	—	(33,878)	(33,878)

Balance at December 31, 2012	$133,049	$28,138	$(93,926)	$67,261

G.	STOCKHOLDER’S EQUITY

Net income and capital and surplus on a statutory basis of the Company were as follows (in thousands):

			Capital and
Net Income			Surplus
2012	2011	2010	2012	2011
$29,500	$20,575	$13,558	$178,505	$157,358

The maximum amount of dividends that can be paid to stockholders in 2013 by life insurance companies domiciled in the state of Ohio without prior approval of the Insurance Commissioner is the greater of 10% of statutory surplus as regards policyholders or statutory net income as of the preceding December 31, but only to the extent of statutory earned surplus as of the preceding December 31. The maximum amount of dividends payable in 2013 without prior approval is $4.5 million, based on earned surplus. In accordance with statutory restrictions, the Company must meet minimum Risk-Based Capital (“RBC”) levels. At December 31, 2012, the Company exceeded the minimum RBC levels and is well in excess of minimum capital requirements set forth by the Company’s state of domicile.

Comprehensive income is defined as all changes in Stockholder’s Equity except those arising from transactions with stockholders. Comprehensive income includes net earnings and changes in net unrealized gains or losses on available for sale securities.

22

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

G.	STOCKHOLDER’S EQUITY (CONTINUED)

The change in net unrealized gains on available for sale securities, a component of accumulated other comprehensive income, net of tax, included the following for the year ended December 31 (in thousands):

	2012
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$41,506	$(14,526)	$26,980
Realized gains on securities included in earnings	(10,648)	3,727	(6,921)

Change in net unrealized gains on available for sale securities	$30,858	$(10,799)	$20,059

	2011
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$12,297	$(4,304)	$7,993
Realized losses on securities included in earnings	1,050	(368)	682

Change in net unrealized gains on available for sale securities	$13,347	$(4,672)	$8,675

	2010
	Pretax	Tax	Net
Unrealized holding gains on securities arising during the period	$42,231	$(14,781)	$27,450
Realized gains on securities included in earnings	(199)	70	(129)

Change in net unrealized gains on available for sale securities	$42,032	$(14,711)	$27,321

H.	FEDERAL INCOME TAXES

The following is a reconciliation of income taxes at the statutory rate of 35% and income taxes as shown in the Statement of Earnings (in thousands):

		2011	2010
	2012	(as adjusted)	(as adjusted)
Earnings before income taxes	$33,745	$10,236	$21,439

Income taxes at statutory rate	$11,811	$3,583	$7,504
Effect of:
Dividends received deduction	(880)	(822)	(653)
Other	31	72	444

Provision for income taxes as shown on the Statement of Earnings	$10,962	$2,833	$7,295

23

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

H.	FEDERAL INCOME TAXES (CONTINUED)

The total provision for income tax expense consists of (in thousands):

		2011	2010
	2012	(as adjusted)	(as adjusted)
Federal taxes:
Current	$11,816	$8,200	$685
Deferred	(854)	(5,367)	6,610

Provision for income tax expense	$10,962	$2,833	$7,295

Deferred income tax assets and liabilities reflect temporary difference between the carrying amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for tax purposes. The significant components of deferred tax assets and liabilities included in the Balance Sheet at December 31 were as follows (in thousands):

		2011
	2012	(as adjusted)
Deferred tax assets:
Policyholder liabilities	$34,955	$38,032
Investment securities	1,750	3,681
Other, net	495	651

Total deferred tax assets	37,200	42,364
Deferred tax liabilities:
Unamortized insurance acquisition costs	(55,654)	(62,507)
Unrealized gains	(32,981)	(22,182)
Investment securities	(3,514)	—

Total deferred tax liabilities	(92,149)	(84,689)

Deferred federal income tax liability	$(54,949)	$(42,325)

The likelihood of realizing deferred tax assets is reviewed periodically; any adjustments required to the valuation allowance are made in the period during which developments requiring an adjustment become known.

AILIC increased /(decreased) its liability for uncertain tax positions by $0.3 million in 2012, ($0.5) million in 2011 and $1.9 million in 2010, exclusive of interest, to reflect uncertainty as to the timing of tax return inclusion of income related to certain securities. Because the ultimate recognition of income with respect to these securities is highly certain, any adjustments to this liability will result in offsetting adjustments in AILIC’s deferred tax liability. Accordingly, the ultimate resolution of this item will not impact AILIC’s annual effective tax rate but could accelerate the payment of taxes.

A progression of the liability for uncertain tax positions, excluding interest and penalties, follows (in thousands):

	2012	2011	2010
Balance at January 1	$1,406	$1,907	$—
Additions/(reductions) for tax positions of current year	343	(501)	1,907

Balance at December 31	$1,749	$1,406	$1,907

As of December 31, 2012, AILIC’s 2008 through 2012 tax years remain subject to examination by the Internal Revenue Service. Cash payments/(receipts) for income taxes, net of refunds, were $13.4 million, $7.3 million and ($3.5) million in 2012, 2011 and 2010, respectively.

24

ANNUITY INVESTORS LIFE INSURANCE COMPANY

NOTES TO FINANCIAL STATEMENTS (Continued)

I.	ADDITIONAL INFORMATION

At December 31, 2012, the aggregate guaranteed minimum death benefit value (assuming every variable annuity policyholder died on that date) exceeded the fair value of the underlying variable annuities by $39.6 million, compared to $63.0 million at December 31, 2011. This benefit is on all of AILIC’s variable annuity policies. AILIC had a $0.1 million GAAP reserve related to this benefit at December 31, 2012 compared to a $0.9 million GAAP reserve at December 31, 2011. Death benefits paid in excess of the variable annuity account balances were $0.5 million, $0.7 million and $0.5 million for 2012, 2011 and 2010, respectively. The weighted average age of these policyholders was 54 years old at December 31, 2012.

AILIC has an agreement with Great American Advisors, Inc. (“GAA”), a wholly-owned subsidiary of GAFRI, whereby GAA is the principal underwriter and distributor of AILIC’s variable contracts. AILIC pays GAA for acting as underwriter under a distribution agreement. In 2012, AILIC paid $16 thousand in commissions to GAA. In 2011 and 2010, AILIC paid $6 thousand and $1.4 million, respectively, in commissions to GAA. GAA exited the retail brokerage business on August 3, 2010 after GAFRI announced a definitive agreement with Lincoln Investment Planning, Inc., another independent broker dealer, which resulted in a substantial decrease in paid commissions for 2012 and 2011.

Certain administrative, management, accounting, actuarial, data processing, collection and investment services are provided under agreements between AILIC and affiliates based on actual costs incurred. In 2012, 2011 and 2010, AILIC paid $18.5 million, $16.6 million and $23.2 million, respectively, for services to affiliates.

AILIC expensed approximately $0.4 million in both 2012 and 2011 and $0.6 million in 2010 for its retirement and employee savings plans.

25

PART C. Other Information

Note:	This Part C contains information related to The Commodore Advantage® Variable Contract (File No. 333-51971), and Annuity Investors Variable Account B.

Item 24.	Financial Statements and Exhibits

(a)	Financial Statements

All required financial Statements are included in Parts A or B of this Registration Statement.

(b)	Exhibits

(1)	Resolution of the Board of Directors of Annuity Investors Life Insurance Company® authorizing establishment of Annuity Investors® Variable Account B. 1/

(2)	Not Applicable.

(3)	Distribution and Selling Agreements.

(a)	DISTRIBUTION AGREEMENTS

(1)	Distribution Agreement between Annuity Investors Life Insurance Company® and AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.). 2/

(2)	Revised Distribution Agreement between Annuity Investors Life Insurance Company® and Great American Advisor®, Inc. 2A/

(i)	Amended Schedule 1 to Distribution Agreement. 3/

(ii)	Amended Schedule 1 (Effective May 1, 2008) and 2A to Distribution Agreement. 28/

(b)	SELLING AGREEMENTS

(1)	Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 2/

(2)	Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 12/

(3)	2012 Revised Form of Selling Agreement between Annuity Investors Life Insurance Company®, Great American Advisors®, Inc. and another Broker-Dealer. 28/

(c)	RELATED AGREEMENTS

(1)	Agreement between AAG Securities, Inc. (n/k/a Great American Advisors®, Inc.) and AAG Insurance Agency, Inc. 2/

(4)	Individual and Group Contract Forms, Endorsements and Riders.

(a)	CONTRACTS

(1)	Form of Advantage Bonus Qualified Individual Flexible Premium Deferred Annuity Contract (A803 (Q98)-3). 3/

(2)	Form of Advantage Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract (A803 (NQ)-3). 3/

(3)	Form of Advantage Bonus Group Flexible Premium Deferred Annuity Contract (G803 (98)-3). 3/

(4)	Form of Certificate of Participation under Advantage Bonus Group Contract (C803 (98)-3). 3/

(5)	Revised Form of Bonus Qualified Individual Flexible Premium Deferred Annuity Contract (P1809703NW). 16/

(6)	Revised Form of Bonus Non-Qualified Individual Flexible Premium Deferred Annuity Contract (P1809603NW). 16/

(7)	Revised Form of Advantage Bonus Group Flexible Premium Deferred Annuity Contract (P2008803NW). 28/

(8)	Revised Form of Certificate of Participation under Advantage Bonus Group Contract (P2008903NW). 28/

1

(b)	LOAN ENDORSEMENTS

(1)	Form of Loan Endorsement to Individual Contract (ELOAN (96)-3). [2]A/

(2)	Form of Loan Endorsement to Group Contract (EGLOAN (96)-3). 2A/

(3)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (ECLOAN (96)-3). 2A/

(4)	Form of Loan Endorsement to Individual Contract (E1808703NW). 28/

(5)	Form of Loan Endorsement to Group Contract (E2008403NW). 28/

(6)	Form of Loan Endorsement to Certificate of Participation under a Group Contract (2008503NW). 28/

(c)	TEXAS OPTIONAL RETIREMENT PROGRAM ENDORSEMENTS

(1)	Form of Texas Optional Retirement Program Endorsement to Individual Contract (ETXORP (5/96)-3). [2] A/

(2)	Form of Texas Optional Retirement Program Endorsement to Group Contract (ETXORP (5/96)-3). 2A/

(3)	Form of Texas Optional Retirement Program Endorsement to Certificate of Participation under a Group Contract (ETXORP (5/96)-3). 2A/

(d)	LONG-TERM CARE WAIVER RIDERS

(1)	Form of Long-Term Care Waiver Rider to Individual Contract (R115 (Rev. 8/95)-3). 1A/

(2)	Form of Long-Term Care Waiver Rider to Group Contract (RG115 (Rev. 6/95)-3). 2A/

(3)	Form of Long-Term Care Waiver Rider to Certificate of Participation under a Group Contract (RC115 (Rev. 6/95)-3). 2A/

(4)	Form of Long-Term Care Waiver Rider to Individual Contract (R6014907NW). 28/

(e)	DEFERRED COMPENSATION ENDORSEMENTS

(1)	Form of Deferred Compensation Endorsement to Group Contract (EG457 (95)-3). [2]A/

(2)	Form of Deferred Compensation Endorsement to Certificate of Participation under a Group Contract (EC457 (95)-3). 2A/

(f)	SIMPLE IRA ENDORSEMENTS

(1)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E408P (Rev. 11/97)-3). 3/

(2)	Form of SIMPLE IRA Endorsement to Group Contract (EG408P (98)-3). 5/

(3)	Form of SIMPLE IRA Endorsement to Certificate of Participation under a Group Contract (EC408P (98)-3). 5/

(4)	Form of SIMPLE IRA Endorsement to Qualified Individual Contract (E6003202NW). 28/

(g)	ROTH IRA ENDORSEMENTS

(1)	Form of Roth IRA Endorsement to Qualified Individual Contract (EIRAROTH (97)-3). 3/

(2)	Form of Roth IRA Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Roth IRA Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Roth IRA Endorsement to Qualified Individual Contract (E60003102NW). 28/

(h)	EMPLOYER PLAN ENDORSEMENTS

(1)	Form of Employer Plan Endorsement to Qualified Individual Contract (EPLAN (Rev. 2/98)-3). 3/

(2)	Form of Employer Plan Endorsement to Group Contract (EGPLAN (Rev. 2/98)-3). 3/

(3)	Form of Employer Plan Endorsement to Certificate of Participation under a Group Contract (ECPLAN (Rev. 2/98)-3). 3/

(i)	TAX SHELTERED ANNUITY ENDORSEMENTS

(1)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (ETSA (Rev. 2/98)-3). 3/

2

(2)	Form of Tax Sheltered Annuity Endorsement to Group Contract (EGTSA (Rev. 2/98)-3). 3/

(3)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (ECTSA (Rev. 2/98)-3). 3/

(4)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003302NW). 28/

(5)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007402NW). 28/

(6)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007502NW). 28/

(7)	Form of Tax Sheltered Annuity Endorsement to Qualified Individual Contract (E6003305NW). 28/

(8)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007405NW). 28/

(9)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007505NW). 28/

(10)	Form of Tax Sheltered Annuity Endorsement to Group Contract (E6007408NW). 28/

(11)	Form of Tax Sheltered Annuity Endorsement to Certificate of Participation under a Group Contract (E6007508NW). 28/

(j)	QUALIFIED PENSION, PROFIT SHARING AND ANNUITY PLAN ENDORSEMENTS

(1)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Qualified Individual Contract (E401 (Rev. 2/98)-3). 3/

(2)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (EG401 (Rev. 2/98)-3). 3/

(3)	Form of Qualified Pension, Profit Sharing and Annuity Plan` Endorsement to Certificate of Participation under a Group Contract (EC401 (Rev. 2/98)-3). 3/

(4)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007602NW). 28/

(5)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007702NW). 28/

(6)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Group Contract (E6007605NW). 28/

(7)	Form of Qualified Pension, Profit Sharing and Annuity Plan Endorsement to Certificate of Participation under a Group Contract (E6007705NW). 28/

(k)	GOVERNMENTAL SECTION 457 PLAN ENDORSEMENTS

(1)	Form of Governmental Section 457 Plan Endorsement to Qualified Individual Contract (E457G (98)-4). 3/

(2)	Form of Governmental Section 457 Plan Endorsement to Group Contract (EG457G (98)-3). 3/

(3)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (EC457G (98)-3). 3/

(4)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007802NW). 28/

(5)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007902NW). 28/

(6)	Form of Governmental Section 457 Plan Endorsement to Group Contract (E6007805NW). 28/

(7)	Form of Governmental Section 457 Plan Endorsement to Certificate of Participation under a Group Contract (E6007905NW). 28/

(l)	SUCCESSOR OWNER ENDORSEMENTS

(1)	Form of Successor Owner Endorsement to Qualified Individual Contract and Non-Qualified Individual Contract (EASUC (99)-3). 5/

(2)	Form of Successor Owner Endorsement to Group Contract (EGSUC (99)-3). 5/

3

(3)	Form of Successor Owner Endorsement to Certificate of Participation under a group Contract (ECSUC (99)-3). 5/

(m)	INDIVIDUAL RETIREMENT ANNUITY ENDORSEMENTS

(1)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (IRA803 (98)-3). 3/

(2)	Form of Individual Retirement Annuity Endorsement to Group Contract (EGIRA (98)-3). 5/

(3)	Form of Individual Retirement Annuity Endorsement to Certificate of Participation under a Group Contract (ECIRA (98)-3). 5/

(4)	Form of Individual Retirement Annuity Endorsement to Individual Qualified Contract (E6003002NW). 28/

(n)	OTHER ENDORSEMENTS

(1)	Form of Unisex Endorsement to Non-Qualified Individual Contract (EASO (USX98)-3). 5/

(o)	GUARANTEED WITHDRAWAL BENEFIT RIDERS

(1)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Individual Contract (R1813307NW). 22/

(2)	Form of Guaranteed Lifetime Withdrawal Benefit Rider for Group Contract (R2010707NW). 22/

(3)	Form of Guaranteed Lifetime Withdrawal Benefit Rider to Certificate of Participation under a Group Contract (R2010807NW). 22/

(4)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Individual Contract (R1813507NW). 22/

(5)	Form of Guaranteed Minimum Withdrawal Benefit Rider for Group Contract (R2010907NW). 22/

(6)	Form of Guaranteed Minimum Withdrawal Benefit Rider to Certificate of Participation under a Group Contract (R2011007NW). 22/

(p)	DEATH BENEFIT ENDORSEMENTS

(1)	Form of Death Benefit Endorsement to Individual Contract (E1806702NW). 28/

(2)	Form of Death Benefit Endorsement to Group Contract (E2007002NW). 28/

(3)	Form of Death Benefit Endorsement to Certificate of Participation under a Group Contract (E2007102NW). 28/

(q)	RMD ENDORSEMENTS

(1)	Form of RMD Endorsement to Individual Contract and to Certificate of Participation under a Group Contract (E6022809NW). 28/

(2)	Form of RMD Endorsement to Group Contract (E6022709NW). 28/

(r)	ACD ENDORSEMENTS

(1)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Individual Contract (E6029810NW). 28/

(2)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Group Contract (E6030210NW). 28/

(3)	Form of Default Annuity Commencement Date and Form of Payment Endorsement to Certificate of Participation under a Group Contract (E6030310NW). 28/

(5)	Applications.

(a)	INDIVIDUAL AND CERTIFICATE APPLICATIONS

(1)	Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 3/

(2)	Revised Form of Application for Individual Flexible Premium Deferred Annuity Contract and Certificate of Participation under a Group Contract. 13/

(3)	Form of Enrollment Form for Group Advantage (Pre/SNFL and SNFL), Group Independence (Pre/SNFL and SNFL), Group Spirit (Pre/SNFL and SNFL) and Total Group (A2014109NW). 28/

4

(b)	GROUP APPLICATIONS

(1)	Form of Application for Group Flexible Premium Deferred Annuity Contract. 3/

(2)	Revised Form of Application for Group Flexible Premium deferred Annuity Contract. [4]A/

(6)	Organizational Documents.

(a)	ARTICLES OF INCORPORATION

(1)	Articles of Incorporation of Annuity Investors Life Insurance Company®. 1/

(i)	Amendment to Articles of Incorporation adopted April 9, 1996 and approved by Secretary of State of Ohio on July 11, 1996. 7/

(ii)	Amendment to Articles of Incorporation adopted August 9, 1996 and approved by Secretary of State of Ohio on December 3, 1996. 7/

(b)	CODE OF REGULATIONS

(1)	Code of Regulations of Annuity Investors Life Insurance Company®. 1/

(7)	Not Applicable.

(8)	Other Material Contracts.

(a)	GREAT AMERICAN FINANCIAL RESOURCES, INC.

(1)	Great American Financial Resources: Service Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American® Financial Resources, Inc.). 2/

(2)

Great American Financial Resources: Investment Services Agreement between Annuity Investors Life Insurance Company® and American Annuity Group, Inc. (n/k/a Great American Financial Resources, Inc.). 2/

(b)	AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

(1)	AIM Variable Insurance Funds: Participation Agreement by and among AIM Variable Insurance Funds, AIM Distributors, Annuity Investors Life Insurance Company and Great American Advisors, Inc. dated as of April 4, 2001.

(i)	AIM Variable Insurance Funds: Amendment No. 2 effective July 1, 2002, to Participation Agreement.
(ii)	AIM Variable Insurance Funds: Amendment effective April 30, 2004, to Participation Agreement. 18/

(iii)	AIM Variable Insurance Funds: Amendment effective May 1, 2008, to Participation Agreement. 24/

(iv)	AIM Variable Insurance Funds: (Invesco Variable Insurance Funds): Amendment effective April 30, 2010 to Participation Agreement. 27/

(2)	AIM: Administrative Services Agreement between Annuity Investors Life Insurance Company and AIM Advisors, Inc. dated as of April 4, 2001.

(i)	AIM: Amendment No. 1 to Administrative Services Agreement.

(3)	AIM: Distribution Services Agreement between Annuity Investors Life Insurance Company and AIM Distributors, Inc. effective as of July 1, 2002.

(4)	AIM: AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2 between AIM Investment Services, Inc. and Annuity Investors Life Insurance Company. 24/

(i)	AIM: Addendum to AIM Funds Intermediary Agreement Regarding Compliance with SEC Rule 22c-2. 24/

(c)	AMERICAN CENTURY

(1)	[reserved]

5

(2)	American Century: Shareholder Services Agreement dated November 10, 2004 by and between Annuity Investors Life Insurance Company® and American Century Investment Services, Inc. 18/

(i)	American Century: Novation Agreement dated as of February 16, 2010 with respect to Shareholder Services Agreement. 26/

(3)	American Century: Shareholder Information Agreement between Annuity Investors Life Insurance Company and American Century Investment Services, Inc. dates as of October 16, 2006

(d)	CALAMOS ADVISORS TRUST

(1)	Calamos Advisors Trust: Participation Agreement among Calamos Advisors Trust, Calamos Advisors LLC, Calamos Financial Services LLC and Annuity Investors Life Insurance Company. 23/

(i)	Calamos Advisors Trust: Amendment dated as of May 1, 2008 to Participation Agreement. 24/

(2)	Calamos: Administrative Services Agreement between Calamos Advisors LLC and Annuity Investors Life Insurance Company dated as of May 1, 2007. 24/

(3)	Calamos: Shareholder Information Agreement between Calamos Financial Services LLC and Annuity Investors Life Insurance Company dated as of November 26, 2007. 24/

(e)	DAVIS VARIABLE ACCOUNT FUND

(1)	Davis Variable Account Fund: Participation Agreement among Davis Variable Account Fund, Inc., Davis Distributors, LLC and Annuity Investors Life Insurance Company. 23/

(i)	Davis Variable Account Fund: Addendum dated as of May 1, 2008 to Participation Agreement. 24/

(f)	DREYFUS VARIABLE INVESTMENT FUND AND DREYFUS INVESTMENT PORTFOLIOS

(1)	Dreyfus Variable Investment Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Variable Investment Fund. 2/

(i)	Dreyfus Variable Investment Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company and Dreyfus Variable Investment Fund. [2]A/

(ii)	Dreyfus Variable Investment Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Variable Investment Fund: Amendment dated as of December 1, 2004 to Fund Participation Agreement.

(iv)	Dreyfus Variable Investment Fund: Third Amendment dated as of March 1, 2007 to Fund Participation Agreement. 23/

(v)	Dreyfus Variable Investment Fund: Amendment No. 4 dated October 12, 2011 to Fund Participation Agreement. 29/

(2)	[reserved]

(g)	DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND

(1)	Dreyfus Socially Responsible Growth Fund: Participation Agreement between Annuity Investors Life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. 2/

(i)	Dreyfus Socially Responsible Growth Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors life Insurance Company® and The Dreyfus Socially Responsible Growth Fund, Inc. [2]A/

(ii)	Dreyfus Socially Responsible Growth Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 29/

(h)	DREYFUS STOCK INDEX FUND

(1)	Dreyfus Stock Index Fund: Participation Agreement between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. 2/

6

(i)	Dreyfus Stock Index Fund: Letter of Agreement dated April 14, 1997 between Annuity Investors Life Insurance Company® and Dreyfus Stock Index Fund. [2]A/

(ii)	Dreyfus Stock Index Fund: Amendment dated as of July 1, 2002 to Fund Participation Agreement.

(iii)	Dreyfus Stock Index Fund: Amendment No. 2 dated October 12, 2011 to Fund Participation Agreement. 29/

(i)	DREYFUS FUNDS

(1)	Dreyfus: Amended and Restated Administrative Services Agreement between The Dreyfus Corporation and Annuity Investors Life Insurance Company®. 2A/

(i)	Dreyfus: Second Amendment dated as of December 1, 2004 to Amended and Restated Administrative Services Agreement.

(ii)	Dreyfus: Third Amendment dated as of March 1, 2007 to Amended and Restated Administrative Services Agreement. 23/

(2)	Dreyfus: Letter Agreement (Shareholder Services) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company dated July 1, 2002.

(i)	Dreyfus: Amendment to Letter Agreement (Shareholder Services) dated as of Marcy 1, 2007.

(3)	Dreyfus: 2006 Supplemental Agreement (including Rule 22c-2 provisions) between Dreyfus Service Corporation and Annuity Investors Life Insurance Company as of October 1, 2006. 24/

(j)	DWS

(1)

DWS: Participation Agreement between BT Insurance Funds, Inc. (f/k/a Deutsche Asset Management VIT Funds n/k/a Scudder VIT Funds) Bankers Trust (f/k/a Deutsche Asset Management n/k/a Scudder Investment) and Annuity Investors Life Insurance Company®. 8/

(i)

DWS Variable Series I, Variable Series II and Investment VIT Funds: Amended and Restated Participation Agreement among Annuity Investors Life Insurance Company, DWS Variable Series I, DWS Variable Series II and DWS Investment VIT Funds, DWS Scudder Distributors, Inc. and Deutsche Investment Management Americas Inc. dates as of May 1, 2008. 24/

(2)	DWS: Service Agreement between Bankers Trust (n/k/a Deutsche Asset Management VIF Funds n/k/a Scudder VIT Funds) and Annuity Investors Life Insurance Company®. 8/

(3)	DWS: Administrative Services Letter Agreement between Annuity Investors Life Insurance Company and Deutsche Investment Management Americas Inc. dated as of March 5, 1999.

(i)	DWS: Amendment No. 1 dated as of March 9, 2001 to Administrative Services Letter Agreement.

(ii)	DWS: Amendment dated as of April 10, 2006 to Administrative Services Letter Agreement.

(iii)	DWS: Amendment dated as of May 1, 2008 to Administrative Services Letter Agreement. 24/

(iv)	DWS: Amendment dated as of May 1, 2010 to Administrative Services Letter Agreement. [2] 6/

(4)	DWS: Supplemental Agreement (Rule 22c-2) between DWS Scudder Distributors, Inc. and Annuity Investors Life Insurance Company dated as of March 29, 2007. 24/

(k)	FINANCIAL INVESTORS VARIABLE INSURANCE TRUST (Ibbotson)

(1)

FIVIT Ibbotson: Fund Participation Agreement among Annuity Investors Life Insurance Company, Financial Investors Variable Insurance Trust (Ibbotson Portfolios), ALPS Advisers, Inc. and ALPS Distributors, Inc. 23/

(i)	FIVIT Ibbotson Portfolios: Amendment to Fund Participation Agreement dated November 23, 2007.

(ii)	FIVIT Ibbotson Portfolios: Amended Schedule dated as of January 25, 2008 to Fund Participation Agreement. 24/

7

(2)	FIVIT Ibbotson Portfolios: Rule 22c-2 Shareholder Information Agreement between Financial Investors Variable Insurance Trust and Annuity Investors Life Insurance Company as of May 1, 2007. 24/

(3)	FIVIT Ibbotson Portfolios: Consent Letter dated October 6, 2011 Regarding Continuation of Fund Participation Agreement and Related Agreements.

(l)	FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS

(1)

Franklin Templeton Variable Insurance Products: Participation Agreement among Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., Annuity Investors Life Insurance Company and Great American Advisors, Inc. 23/

(i)	Franklin Templeton Variable Insurance Products Trust: Amendment No. 1 dated as of May 1, 2008 to Fund Participation Agreement. 24/

(2)	Franklin Templeton: Administrative Services Agreement between Franklin Templeton Services, LLC and Annuity Investors Life Insurance Company.

(i)	Franklin Templeton: Amendment No. 1 dated as of February 16, 2009 to Administrative Services Agreement. 28/

(3)	Franklin Templeton: Shareholder Information Agreement between Franklin/Templeton Distributors, Inc. and Annuity Investors Life Insurance Company dated April 16, 2007. 24/

(m)	JANUS ASPEN SERIES

(1)	Janus Aspen Series: Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 2/

(i)	Janus Aspen Series: Amended Schedule A to Participation Agreement between Annuity Investors Life Insurance Company® and Janus Aspen Series. 3/

(ii)	Janus Aspen Series: Amendment effective January 2, 2004 to Fund Participation Agreements.

(iii)	Janus Aspen Series: Amendment effective May 1, 2004 to Fund Participation Agreements.

(iv)	Janus Aspen Series: Amendment effective December 1, 2005 to Fund Participation Agreements.

(2)	Janus: Service Agreement between Annuity Investors Life Insurance Company® and Janus Capital Corporation. [2] A/

(3)	Janus: Supplemental Agreement (Rule 22c-2) between Janus Distributors LLC and Annuity Investors Life Insurance Company dated as of August 14, 2006. 24/

(n)	MORGAN STANLEY (FKA VAN KAMPEN UNIVERSAL INSTITUTIONAL FUNDS)

(1)

Van Kampen Universal Institutional Funds: Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Fund, Inc.). 2A /

(i)

Van Kampen Universal Institutional Funds: Amended Schedule B to Participation Agreement between Annuity Investors Life Insurance Company® and Morgan Stanley Universal Institutional Funds, Inc. (n/k/a Van Kampen Universal Institutional Funds Inc.) 3/

(ii)	Van Kampen Universal Institutional Funds: Amendment dated as of July 1, 2002 to Participation Agreement.

(iii)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2007 to Participation Agreement. 23/

(iv)	Van Kampen Universal Institutional Funds: Amendment dated as of May 1, 2008, to Participation Agreement. 24/

(2)	Van Kampen: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 1997.

8

(i)	Van Kampen: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated July 1, 2002.

(ii)	Van Kampen: Letter Agreement (Administrative Services) with Morgan Stanley Asset Management Inc. dated May 1, 2007. 23/

(3)	Van Kampen: Shareholder Information Agreement between Morgan Stanley Distribution, Inc. and Annuity Investors Life Insurance Company dated as of March 1, 2007. 24/

(o)	OPPENHEIMER VARIABLE ACCOUNT FUNDS

(1)	Oppenheimer Variable Account Funds: Participation Agreement between Annuity Investors Life Insurance Company® and the Oppenheimer Variable Account Funds.

(i)	Oppenheimer Variable Account Funds: Amendment effective December 1, 2004 to Participation Agreement.

(ii)	Oppenheimer Variable Account Funds: Amendment No. 2 effective May 1, 2008 to Participation Agreement.

(2)	Oppenheimer: Letter Agreement (Administrative Services) with Oppenheimer Funds dated July 1, 2002.

(3)	Oppenheimer: Shareholder Information Agreement between OppenheimerFunds Distributor, Inc. and Annuity Investors Life Insurance Company dated as of October 11, 2006. 24/

(p)	PIMCO VARIABLE INSURANCE TRUST

(1)	PIMCO Variable Insurance Trust: Participation Agreement by and between Annuity Investors Life Insurance Company®, PIMCO Variable Insurance Trust and PIMCO Fund Distributors LLC.

(i)	PIMCO Variable Insurance Trust: Amendment dated December 1, 2004 to Participation Agreement. 18/

(ii)	PIMCO Variable Insurance Trust: Amendment effective as of May 1, 2005 to Participation Agreement. 21/

(iii)	PIMCO Variable Insurance Trust: Novation of and Amendment dated December 8, 2010, to Participation Agreement. 27/

(2)	PIMCO: Rule 22c-2 Amendment to Participation Agreement between Allianz Global Investors Distributors LLC and Annuity Investors Life Insurance Company dated as of April 4, 2007. 24/

(3)	PIMCO: Assignment and Amendment to Services Agreement, dated April 1, 2012, by and among PIMCO Variable Insurance Trust, PIMCO Investments LLC and Annuity Investors Life Insurance Company. 29/

(q)	TIMOTHY PLAN VARIABLE SERIES

(1)	Timothy Plan Variable Series: Participation Agreement between The Timothy Plan Variable Series, Timothy Partners, Ltd. and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan Variable Series: Amendment effective January 12, 2006 to Participation Agreement. 21/

(2)	Timothy Plan: Administrative Services Agreement between The Timothy Plan Variable Series and Annuity Investors Life Insurance Company®. 4/

(i)	Timothy Plan: Amendment as of May 19, 2009 to Administrative Services Agreement.

(3)	Timothy Plan: Shareholder Information Agreement between Timothy Partners, Ltd. and Annuity Investors Life Insurance Company® dated as April 16, 2007.

(r)	WILSHIRE VARIABLE INSURANCE TRUST

(1)	Wilshire Variable Insurance Trust: Amended and Restated Fund Participation Agreement among Wilshire Variable Insurance Trust, PFPC Distributors, Inc. and Annuity Investors Life Insurance Company. 25/

(9)	Opinion and Consent of Counsel. 1/

(10)	Consent of Independent Registered Public Accounting Firm. FW/

9

(11)	Not Applicable.

(12)	Not Applicable.

(99)	Powers of Attorney. FW /

(99.1)	AFG Organizational Chart as of December 31, 2012. FW/

1/	Incorporated by reference to Form N-4 EL filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on December 23, 1996.
1A/

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on November 8, 1995.

2/

Incorporated by reference to Pre-Effective Amendment No. 3 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on December 4, 1995.

2A/

Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 EL/A filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on June 3, 1997.

3/	Incorporated by reference to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-08017, (ADVANTAGE) on May 6 1998.
4/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on April 29, 1998.

4A/

Incorporated by reference to Post-Effective Amendment No. 3 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-08017, (ADVANTAGE) on May 2, 2001.

5/

Incorporated by reference to Post-Effective Amendment No. 1 to Form N-4 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on February 26, 1999.

6/	[text intentionally deleted]
7/

Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 filed on behalf of Annuity Investors® Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on April 29, 1997.

8/

Incorporated by reference to Post-Effective Amendment No. 5 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on February 26, 1999.

9/	[text intentionally deleted]
10/	[text intentionally deleted]
11/	[text intentionally deleted]
12/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on November 17, 1998.

13/	Incorporated by reference to Post-Effective Amendment No. 8 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on May 2, 2001.
14/	[text intentionally deleted]
15/	[text intentionally deleted]
16/

Incorporated by reference to Post-Effective Amendment No. 7 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-08017, (ADVANTAGE) on February 27, 2004.

17/	[text intentionally deleted]
18/

Incorporated by reference to Post-Effective Amendment No. 6 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-88300, 1940 Act File No. 811-21095, (HELMSMAN) on March 1, 2005.

19/	[text intentionally deleted]
20/	[text intentionally deleted]
21/

Incorporated by reference to Post-Effective Amendment No. 18 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-19725, 1940 Act File No. 811-08017, (SPIRIT) on or about May 1, 2006.

10

22/

Incorporated by reference to Post-Effective Amendment No. 13 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on or about May 1, 2007.

23/

Incorporated by reference to Post-Effective Amendment No. 14 filed on behalf of Annuity Investors® Variable Account B, 1933 Act File No. 333-51955, 1940 Act File No. 811-08017, (INDEPENDENCE) on or about May 22, 2007.

24/

Incorporated by reference to Post-Effective Amendment No. 1 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148676, 1940 Act File No. 811-21095, (ACCESS100) on or about April 27, 2009.

25/

Incorporated by reference to Post-Effective Amendment No. 2 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095, (TRANSITION20) on or about February 16, 2010.

26/

Incorporated by reference to Post-Effective Amendment No. 3 filed on behalf of Annuity Investors® Variable Account C, 1933 Act File No. 333-148387, 1940 Act File No. 811-21095, (TRANSITION20) on or about April 29, 2010.

27/	Incorporated by reference to Post-Effective Amendment No. 20 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on or about April 22, 2011.
28/	Incorporated by reference to Post-Effective Amendment No. 21 filed on behalf of Annuity Investors Variable Account B, 1933 Act File No. 333-51971, 1940 Act File No. 811-08017, (ADVANTAGE) on or about April 25, 2012.
29/	Incorporated by reference to Post-Effective Amendment No. 22 filed on behalf of Annuity Investors Variable Account A, 1933 Act File No. 033-59861, 1940 Act File No. 811-07299, (NAUTICUS) on or about April 30, 2013.
FW/	Filed herewith.

11

Item 25. Directors and Officers of Annuity Investors Life Insurance Company®

The principal business address of each director and officer of Annuity Investors Life Insurance Company is 301 East Fourth Street, Cincinnati, Ohio 45202.

Name	Positions and Offices With the Company
Stephen Craig Lindner	Director, President & Chief Executive Officer
Christopher P. Miliano	Director, Executive Vice President, Chief Financial Officer-Operations & Treasurer
Mark F. Muething	Director and Executive Vice President & Secretary
Michael J. Prager	Director
Jeffrey G. Hester	Director
John P. Gruber	Senior Vice President, General Counsel & Chief Compliance Officer
Adrienne Kessling	Senior Vice President-Operations
Brian Sponaugle	Vice President
Rebecca Schriml	Vice President
Terry J. Simpson	Vice President
Richard L.Sutton	Assistant Vice President & Appointed Actuary
Eugene M. Breen	Appointed Actuary
William C. Ellis	Assistant Treasurer

Item 26. Persons Controlled by or Under Common Control with the Depositor and Registrant.

The Depositor, Annuity Investors Life Insurance Company® is an indirect wholly-owned subsidiary of American Financial Group, Inc., a publicly traded holding company (NYSE:AFG).

Annuity Investors ® Variable Account B is a segregated asset account of Annuity Investors Life Insurance Company. ®

A chart that indicates the persons controlled by or under common control with the Company is filed herewith as Exhibit 99.1.

Item 27. Number of Certificate Owners

As of February 8, 2013, there were 2,099 Individual Contract Owners of which 1,980 were qualified and 119 were non-qualified.

As of February 8, 2013, there were 1,032 Participants (Certificate Owners) in 100 Group Contracts.

Item 28. Indemnification

The Code of Regulations of Annuity Investors Life Insurance Company® provides in Article V as follows:

The Corporation shall, to the full extent permitted by the General Corporation Law of Ohio, indemnify any person who is or was director or officer of the Corporation and whom it may indemnify pursuant thereto. The Corporation may, within the sole discretion of the Board of Directors, indemnify in whole or in part any other persons whom it may indemnify pursuant thereto.

Insofar as indemnification for liability arising under the Securities Act of 1933 (“1933 Act”) may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by the director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

The directors and officers of Annuity Investors Life Insurance Company® are covered under a Directors and Officers Reimbursement Policy. Under the Reimbursement Policy, directors and officers are indemnified for loss arising from any covered claim by reason of any Wrongful Act in their capacities as directors or officers, except to the extent the Company has indemnified them. In general, the term “loss” means any amount which the directors or officers are legally obligated to pay for a claim for Wrongful Acts. In general, the term “Wrongful Acts” means any breach of duty, neglect, error, misstatement, misleading statement, omission or act by a director or officer

12

while acting individually or collectively in their capacity as such claimed against them solely by reason of their being directors and officers. The primary policy under the program is with National Union Fire Insurance Company of Pittsburgh, PA, in the name of American Premier Underwriters, Inc.

Item 29. Principal Underwriter

(a)

Great American Advisors®, Inc. is the underwriter and distributor of the Contracts as defined in the Investment Company Act of 1940 (“1940 Act”). It is also the underwriter and distributor of Annuity Investors®Variable Account A.

Great American Advisors®, Inc. does not act as a principal underwriter, depositor, sponsor or investment adviser for any investment company other than Annuity Investors® Variable Account A, Annuity Investors® Variable Account B, and Annuity Investors® Variable Account C.

(b)	The principal business address of each director and officer of Great American Advisors, Inc. is 301 East Fourth Street, 11th Floor, Cincinnati, Ohio 45202.

Name	Position with Great American Advisors, Inc.
Mark Francis Muething	Vice President, Secretary & Chief Legal Officer and Director
Peter J. Nerone	President, Chief Executive Officer & Chief Compliance Officer
Athena Purdon	Treasurer

(c)	Required information is included in, and incorporated by reference to, Part B of this Registration Statement.

Item 30. Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the 1940 Act and the rules under it are maintained by the Company at its administrative office located at 301 East Fourth Street, Cincinnati, OH 45202.

Item 31. Management Services

Not Applicable

Item 32. Undertakings

(a)	Registrant undertakes that it will file a post-effective amendment to this registration statement as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

(b)	Registrant undertakes that it will include either (1) as part of any application to purchase a Contract or Certificate offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Prospectus and Statement of Additional Information and any Financial Statements required to be made available under this Form promptly upon written or oral request to the Company at the address or phone number listed in the Prospectus.

(d)	The Company represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

13

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment to its Registration Statement and has caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned in the City of Cincinnati, State of Ohio on the April 22, 2013.

ANNUITY INVESTORS® VARIABLE ACCOUNT B (Registrant)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director
Annuity Investors Life Insurance Company®

ANNUITY INVESTORS LIFE INSURANCE COMPANY® (Depositor)

By:	/s/ S. Craig Lindner
S. Craig Lindner*
President, Chief Executive Officer and Director

As required by the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

/s/ S. Craig Lindner	President and Chief Executive Officer
S. Craig Lindner*	April 22, 2013

/s/ Christopher P. Miliano	Executive Vice President, Chief Financial
Christopher P. Miliano*	Officer-Operations, Treasurer & Director
April 22, 2013

/s/ Mark F. Muething	Executive Vice President, Secretary & Director
Mark F. Muething*	April 22, 2013

/s/ Michael J. Prager	Director
Michael J. Prager*	April 22, 2013

/s/ Jeffrey G. Hester	Director
Jeffrey G. Hester*	April 22, 2013

/s/ John P. Gruber
*John P. Gruber, as Attorney-in-Fact	April 22, 2013

14

EXHIBIT INDEX

Exhibit No.	Description of Exhibit

10	Consent of Independent Registered Public Accounting Firm.

99	Powers of Attorney.

99.1	AFG Organizational Chart as of December 31, 2012.

15